                                     PART A



              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                                       ON
                               SEPTEMBER 30, 1997
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                                                       REGISTRATION NO. 811-7734
                                                                        33-63300


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                       ---------

         Pre-Effective Amendment No.
                                     ----------------------            ---------

         Post-Effective Amendment No.         11                           X
                                     ----------------------            ---------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                                                                       ---------

         Amendment No.       13
                      -------------------
                       (Check appropriate box or boxes.)


                         RESERVE PRIVATE EQUITY SERIES
               (Exact Name of Registrant as Specified in Charter)

             810 Seventh Avenue, New York, NY                10019
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)          (Zip Code)

Registrant's telephone number, including area code      (212) 977-9982
                                                   -----------------------------

Michelle L. Neufeld, Esq.,    810 Seventh Avenue, 17th Floor, New York, NY 10019
--------------------------------------------------------------------------------

                    (Name and Address of Agent for service)

        It is proposed that filing will become effective (check appropriate box)
                   immediately upon filing pursuant to paragraph (b) of Rule 485
         ---------


             X     on October 1, 1997 pursuant to paragraph (b) of Rule 485
         ---------

                   60 days after filing pursuant to paragraph (a) of Rule 485
         ---------

                   on (date) pursuant to paragraph (a) of Rule 485
         ---------

The Commission is requested to send copies of all communications to:

                          Paul F. Roye, Esq.
                          Dechert Price & Rhoads
                          1500 K Street, N.W.
                          Washington, D.C. 20005


The Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 electing to register an indefinite number of shares of beneficial interest. Registrant intends to file the notice required by Rule 24f-2 with respect to its fiscal year ending May 31, 1997 on July 25, 1997.


                                                         Total Pages:
                                                                     -------

                 CROSS-REFERENCE SHEET PURSUANT TO RULE 495(a)

FORM                                                                  PROSPECTUS AND STATEMENT
N-1A                                                                 OF ADDITIONAL INFORMATION
ITEM               FORM CAPTION                                               CAPTION
----     -----------------------------------                -----------------------------------------------------
Part A
 1       Cover Page                                         Cover Page

 2       Synopsis                                           Fund Expenses

 3       Condensed Financial Information                    Financial Highlights

 4       General Description of Registrant                  The Trust; Investment Objective and Policies;
                                                            Investment Techniques and Investments

 5       Management of the Fund                             Management, Trustees and Officers of the Trust

 6       Capital Stock and Other Securities                 Shares of Beneficial Interest; Taxes; Dividends and
                                                            Distributions

 7       Purchase of Securities Being Offered               How to Buy shares

 8       Redemption or Repurchase                           Redemptions

 9       Legal Proceedings                                  (omitted)

Part B
10       Cover Page                                         Statement of Additional Information

11       Table of Contents                                  Table of Contents

12       General Information and History                    (omitted)

13       Investment Objective and Policies                  Investment Policies; Other Policies

14       Management of the Registrant                       Trustees and Officers of the Trust

15       Control Person and Principal                       Trustees and Officers of the Trust
         Holders of Securities

16       Investment Advisory and Other                      Investment Management and Other Agreement
         Services

17       Brokerage Allocation                               Portfolio Turnover, Transaction Charges and
                                                            Allocation

18       Capital Stock and Other Securities                 Shares of Beneficial Interest

19       Purchase, Redemption, and Pricing                  Purchase, Redemption and Pricing of Shares;
         of Securities Being Offered                        Dividends and Taxes

20       Tax Status                                         Distributions and Taxes

21       Underwriters                                       Investment Management and Other Agreements

22       Calculation of Performance Date                    Performance Information

23       Financial Statements                               Financial Statements

                                        General Information, Purchases and
                                        Redemptions

                                         -------------------------------------
                                         24 Hour Price and Balance Information

                                         -------------------------------------
                                         Nationwide 800-637-1700
                                                            www.reservefunds.com

--------------------------------------------------------------------------------
[RESERVE FUNDS LOGO]

                       THE RESERVE PRIVATE EQUITY SERIES

     THE RESERVE PRIVATE EQUITY SERIES ("RPES" or "Trust") is a no-load, open-end mutual fund offering shares in each "Fund" or "Portfolio". This Prospectus, dated October 1, 1997, sets forth concisely the information which a prospective investor should know about each Fund before investing. A Statement of Additional Information, dated October 1, 1997, for each Fund has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of each Statement of Additional Information may be obtained without charge by writing or calling the Fund at the telephone number shown above.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ------------------

                       Prospectus dated October 1, 1997.
  Investors are advised to read this Prospectus carefully and to retain it for future reference.

                              SHAREHOLDER EXPENSES

    THE FOLLOWING TABLE illustrates all expenses and fees that a shareholder of each Fund will incur.

    SHAREHOLDER TRANSACTION EXPENSES

          Sales Charge Imposed on Purchases................................................  None
          Sales Charges Imposed on Reinvested Dividend.....................................  None
          Redemption Fees*.................................................................  None
          Exchange Fees....................................................................  None

---------------
        * A $2.00 fee will be charged on redemption checks issued by the Funds of less than $100 and a $10.00 fee will be charged for wire redemptions of less than $10,000.00.

                         ANNUAL FUND OPERATING EXPENSES
                    (as a percentage of average net assets)


                                                                                COMPREHENSIVE             TOTAL
                                                                                 MANAGEMENT     SERVICE OPERATING
                                                                                     FEE         FEE    EXPENSES
                                                                                -------------   -----   ---------
Reserve Blue Chip Growth......................................................      1.50%       0.25%     1.75%
Reserve Convertible Securities................................................      1.50%       0.25%     1.75%
Reserve Small-Cap Growth......................................................      1.50%       0.25%     1.75%
Reserve Informed Investors Growth.............................................      1.50%       0.25%     1.75%
Reserve International Equity..................................................      1.75%       0.25%     2.00%
Reserve Large-Cap Value.......................................................      1.50%       0.25%     1.75%
Reserve Mid-Cap Growth........................................................      1.50%       0.25%     1.75%


    The purpose of this table is to assist the investor in understanding the costs and expenses that a shareholder in a Fund will bear directly or indirectly.


    The Funds are charged a comprehensive fee (see "Management" on page 15) which includes all management fees and ordinary operating expenses.


    The following example illustrates the expenses that a shareholder would pay on a $1,000 investment over various time periods assuming: (1) a 5% annual rate of return and (2) redemption at the end of each time period.


                                                                                1         3         5        10
                                                                               YEAR     YEARS     YEARS     YEARS
                                                                               ----     -----     -----     -----
Reserve Blue Chip Growth.....................................................  $18      $ 55      $ 95      $207
Reserve Convertible Securities...............................................  $18      $ 55      $ 95      $207
Reserve Small-Cap Growth.....................................................  $18      $ 55      $ 95      $207
Reserve Informed Investors Growth............................................  $18      $ 55      $ 95      $207
Reserve International Equity.................................................  $20      $ 63      $108      $236
Reserve Large-Cap Value......................................................  $18      $ 55      $ 95      $207
Reserve Mid-Cap Growth.......................................................  $18      $ 55      $ 95      $207


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


        The following information applies to a share of the Reserve Private Equity Series -- Reserve Blue Chip Growth Fund ("Blue Chip"), Reserve Small-Cap Growth Fund (formerly Reserve Emerging Growth Fund) ("Small-Cap"), Reserve International Equity Fund ("International"), Reserve Informed Investors Growth Fund ("Informed"), Reserve Large-Cap Value Fund ("Large-Cap") Reserve Convertible Securities Fund ("Convertible Securities") and Reserve Mid-Cap Growth Fund ("Mid-Cap") outstanding throughout each period. Each Fund, prior to October 1, 1997, had two classes of shares, Class A and Class D. Effective October 1, 1997, the shares of Class D were merged into Class A. This information should be read in conjunction with the financial statements and related notes appearing in the Statement of Additional Information for each Fund. Such information has been audited by Coopers & Lybrand L.L.P. as indicated in their reports appearing in the Statements of Additional Information.


                                                                                                     CLASS D
                                                           CLASS A                       -------------------------------
                                        ----------------------------------------------                    FEBRUARY 13,
                                                                      OCTOBER 28, 1994                        1996
                                                                      (COMMENCEMENT OF                  (COMMENCEMENT OF
                                         YEAR ENDED     YEAR ENDED     OPERATIONS) TO     YEAR ENDED     OPERATIONS) TO
    RESERVE BLUE CHIP GROWTH FUND       MAY 31, 1997   MAY 31, 1996     MAY 31, 1995     MAY 31, 1997     MAY 31, 1996
--------------------------------------  ------------   ------------   ----------------   ------------   ----------------
Net asset value, beginning of
  period..............................     $14.91         $12.03           $10.00           $14.88           $13.49
                                           ------         ------           ------           ------           ------
Income from investment operations.....
    Net investment loss...............       (.17)          (.10)            (.03)            (.46)            (.04)
    Net realized and unrealized
      gain............................        .91           3.62             2.06             1.08             1.43
                                           ------         ------           ------           ------           ------
Total from investment operations......        .74           3.52             2.03              .62             1.39
Less distribution from net realized
  gain................................       (.19)          (.64)              --             (.19)              --
                                           ------         ------           ------           ------           ------
Net asset value, end of period........     $15.46         $14.91           $12.03           $15.31           $14.88
                                           ======         ======           ======           ======           ======
Total Return..........................       5.12%         30.10%           20.30%(2)         4.32%           10.30%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of
  period..............................     $5,428         $5,130           $1,993           $   46           $   43
Ratio of expenses to average net
  assets before waiver................       1.75%          1.75%            1.75%(1)         2.50%            2.50%(1)
Ratio of expenses to average net
  assets, net of waiver...............       1.75%          1.75%            1.73%(1)         2.50%            2.50%(1)
Ratio of net investment loss to
  average net assets, before waiver...      (1.13)%         (.94)%           (.72)%(1)       (1.90)%          (1.70)%(1)
Ratio of net investment loss to
  average net assets, net of waiver...      (1.13)%         (.94)%           (.70)%(1)       (1.90)%          (1.70)%(1)
Portfolio turnover rate...............        109%            72%              68%             109%              72%
Average commission per share on
  portfolio transactions..............     $.0419         $  .06              N/A           $.0419           $  .06

                                                                                CLASS A            CLASS D
                                                                            ----------------   ----------------
                                                                              SEPTEMBER 3,       SEPTEMBER 3,
                                                                                  1996               1996
                                                                            (COMMENCEMENT OF   (COMMENCEMENT OF
                                                                             OPERATIONS) TO     OPERATIONS) TO
                   RESERVE CONVERTIBLE SECURITIES FUND                        MAY 31, 1997       MAY 31, 1997
--------------------------------------------------------------------------  ----------------   ----------------
Net asset value, beginning of period......................................      $  10.00            $10.79
                                                                                 -------            ------
Income from investment operations.........................................
    Net investment loss...................................................           .34               .33
    Net realized and unrealized gain......................................           .99               .98
                                                                                 -------            ------
Total from investment operations..........................................          1.33              1.31
Less distribution from net investment income and realized gain............          (.25)             (.25)
                                                                                 -------            ------
Net asset value, end of period............................................      $  11.08            $11.06
                                                                                 =======            ======
Total Return..............................................................         13.53%(2)         13.33%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period....................................      $ 20,553            $   18
Ratio of expenses to average net assets before waiver.....................          2.36%(1)          3.37%(1)
Ratio of expenses to average net assets, net of waiver....................           .52%(1)           .83%(1)
Ratio of net investment loss to average net assets before waiver..........          3.67%(1)          2.57%(1)
Ratio of net investment loss to average net assets net of waiver..........          5.52%(1)          5.12%(1)
Portfolio turnover rate...................................................           113%              113%
Average commission per share on portfolio transactions....................      $  .0564            $.0564



                                                                                                      CLASS D
                                                            CLASS A                       -------------------------------
                                        -----------------------------------------------                    FEBRUARY 26,
                                                                      NOVEMBER 14, 1994                        1996
                                                                      (COMMENCEMENT OF                   (COMMENCEMENT OF
                                         YEAR ENDED     YEAR ENDED     OPERATIONS) TO      YEAR ENDED     OPERATIONS) TO
 RESERVE SMALL-CAP GROWTH FUND*          MAY 31, 1997   MAY 31, 1996     MAY 31, 1995      MAY 31, 1997     MAY 31, 1996
--------------------------------------  ------------   ------------   -----------------   ------------   ----------------
Net asset value, beginning of
  period..............................     $19.56         $12.21           $ 10.00           $19.52           $16.88
                                           ------         ------            ------          -------           ------
Income from investment operations.....
    Net investment loss...............       (.28)          (.17)             (.09)            (.49)            (.04)
    Net realized and unrealized gain
      (loss)..........................      (3.76)          8.05              2.30            (3.67)            2.68
                                           ------         ------            ------          -------           ------
Total from investment operations......      (4.04)          7.88              2.21            (4.16)            2.64
Less distribution from net realized
  gain................................         --           (.53)               --               --               --
                                           ------         ------            ------          -------           ------
Net asset value, end of period........     $15.52         $19.56           $ 12.21           $15.36           $19.52
                                           ======         ======            ======          =======           ======
Total Return..........................     (20.65)%        65.55%            22.10%(2)       (21.31)%          15.64%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of
  period..............................     $5,789         $6,657           $ 1,241           $  221           $  243
Ratio of expenses to average net
  assets..............................       1.75%          1.75%             1.75%(1)         2.50%            2.50%(1)
Ratio of net investment loss to
  average net assets..................      (1.69)%        (1.70)%           (1.62)%(1)       (2.45)%          (2.48)%(1)
Portfolio turnover rate...............         28%            38%               43%              28%              38%
Average commission per share on
  portfolio transactions..............     $.0048         $  .01               N/A           $.0048           $  .01

                                                            CLASS A                                   CLASS D
                                        -----------------------------------------------   -------------------------------
                                                                      DECEMBER 28, 1994                   MARCH 22, 1996
                                                                      (COMMENCEMENT OF                  (COMMENCEMENT OF
                                         YEAR ENDED     YEAR ENDED     OPERATIONS) TO      YEAR ENDED     OPERATIONS) TO
RESERVE INFORMED INVESTORS GROWTH FUND  MAY 31, 1997   MAY 31, 1996     MAY 31, 1995      MAY 31, 1997     MAY 31, 1996
--------------------------------------  ------------   ------------   ------------------  ------------   ----------------
Net asset value, beginning of
  period..............................     $14.36         $11.99           $ 10.00           $14.33           $12.29
                                           ------         ------            ------          -------           ------
Income from investment operations.....
    Net investment loss...............       (.07)          (.33)             (.07)            (.18)            (.06)
    Net realized and unrealized gain
      (loss)..........................      (1.66)          3.87              2.06            (1.64)            2.10
                                           ------         ------            ------          -------           ------
Total from investment operations......      (1.73)          3.54              1.99            (1.82)            2.04
Less distribution from net realized
  gain................................      (1.15)         (1.17)               --            (1.15)              --
                                           ------         ------            ------          -------           ------
Net asset value, end of period........     $11.48         $14.36           $ 11.99           $11.36           $14.33
                                           ======         ======            ======          =======           ======
Total Return..........................     (11.35)%        29.75%            19.90%(2)       (12.04)%          16.60%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of
  period..............................     $5,477         $6,393           $ 6,837           $   13           $   15
Ratio of expenses to average net
  assets..............................       1.75%          1.75%             1.75%(1)         2.50%            2.50%(1)
Ratio of net investment loss to
  average net assets..................       (.57)%        (1.57)%           (1.62)%(1)       (1.26)%          (2.32)%(1)
Portfolio turnover rate...............        255%           132%               59%             255%             132%
Average commission per share on
  portfolio transactions..............     $.0612         $  .05               N/A           $.0612           $  .05



                                                                CLASS A                           CLASS D
                                                    -------------------------------   -------------------------------
                                                                    JULY 13, 1995                     MARCH 11, 1996
                                                                   (COMMENCEMENT OF                  (COMMENCEMENT OF
                                                     YEAR ENDED    OPERATIONS) TO      YEAR ENDED     OPERATIONS) TO
RESERVE INTERNATIONAL EQUITY FUND                   MAY 31, 1997    MAY 31, 1996      MAY 31, 1997     MAY 31, 1996
--------------------------------------------------  ------------   ----------------   ------------   ----------------
Net asset value, beginning of period..............    $  11.26          $10.00           $11.25           $10.79
                                                       -------          ------           ------           ------
Income from investment operations.................
    Net investment loss...........................        (.07)           (.05)            (.15)            (.01)
    Net realized and unrealized gain..............        1.40            1.31             1.39              .47
                                                       -------          ------           ------           ------
Total from investment operations..................        1.33            1.26             1.24              .46
                                                       -------          ------           ------           ------
Net asset value, end of period....................    $  12.59          $11.26           $12.49           $11.25
                                                       =======          ======           ======           ======
Total Return......................................       11.81%          12.60%(2)        11.02%            4.26%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period............    $ 12,099          $3,578           $   30           $    6
Ratio of expenses to average net assets before
  waiver..........................................        2.00%           2.00%(1)         2.75%            2.75%(1)
Ratio of expenses to average net assets, net of
  waiver..........................................        2.00%           1.99%(1)         2.75%            2.75%(1)
Ratio of net investment loss to average net assets
  before waiver...................................         .82%           (.92)%(1)        1.63%            (.70)%(1)
Ratio of net investment loss to average net assets
  net of waiver...................................         .82%           (.91)%(1)        1.63%            (.70)%(1)
Portfolio turnover rate...........................         .52%             70%              52%              70%
Average commission per share on portfolio
  transactions....................................    $  .0273          $  .02           $.0273           $  .02

                                                                                CLASS A                 CLASS D
                                                                    -------------------------------   ------------
                                                                                   JANUARY 2, 1996
                                                                                   (COMMENCEMENT OF
                                                                     YEAR ENDED     OPERATIONS) TO     YEAR ENDED
RESERVE LARGE-CAP VALUE FUND                                        MAY 31, 1997     MAY 31, 1996     MAY 31, 1997
------------------------------------------------------------------  ------------   ----------------   ------------
Net asset value, beginning of period..............................     $10.95           $10.00           $10.95
                                                                       ------           ------           ------
Income from investment operations.................................
    Net investment loss...........................................       (.03)            (.01)            (.05)
    Net realized and unrealized gain..............................       3.69              .96             3.61
                                                                       ------           ------           ------
Total from investment operations..................................       3.66              .95             3.56
                                                                       ------           ------           ------
Net asset value, end of period....................................     $14.61           $10.95           $14.51
                                                                       ======           ======           ======
Total Return......................................................      33.42%            9.50%(2)        32.51%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period............................     $3,054           $1,231           $   56
Ratio of expenses to average net assets...........................       1.75%            1.75%(1)         2.50%
Ratio of net investment loss to average net assets................       (.32)%           (.32)%(1)       (1.07)%
Portfolio turnover rate...........................................         18%               0%              18%
Average commission per share on portfolio transactions............     $.0684           $  .08           $.0684



                                                                    CLASS A                         CLASS D
                                                        -------------------------------   ---------------------------
                                                                        MARCH 13, 1996
                                                                       (COMMENCEMENT OF
                                                         YEAR ENDED     OPERATIONS) TO     YEAR ENDED     YEAR ENDED
RESERVE MID-CAP GROWTH FUND                             MAY 31, 1997     MAY 31, 1996     MAY 31, 1997   MAY 31, 1996
------------------------------------------------------  ------------   ----------------   ------------   ------------
Net asset value, beginning of period..................     $12.29           $10.94           $12.27         $10.00
                                                           ------           ------           ------         ------
Income from investment operations.....................
    Net investment loss...............................       (.11)            (.01)            (.28)          (.17)
    Net realized and unrealized gain..................       1.02             1.36             1.10           2.44
                                                           ------           ------           ------         ------
Total from investment operations......................        .91             1.35              .82           2.27
                                                           ------           ------           ------         ------
Net asset value, end of period........................     $13.20           $12.29           $13.09         $12.27
                                                           ======           ======           ======         ======
Total Return..........................................       7.40%           12.34%(2)         6.68%         22.70%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period................     $2,174           $  131           $1,828         $2,408
Ratio of expenses to average net assets...............       1.75%            1.74%(1)         2.50%          2.49%
Ratio of net investment loss to average net assets....      (1.31)%           (.97)%(1)       (2.08)%        (2.00)%
Portfolio turnover rate...............................        102%              85%             102%            85%
Average commission per share on portfolio
  transactions........................................     $.0545           $  .04           $.0545         $  .04


---------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.


 *  Formerly Reserve Emerging Growth Fund.

PERFORMANCE INFORMATION. Set forth below are certain performance data provided by the respective Sub-Advisers calculated as follows and a comparison thereof to an appropriate market index.

    The annual market value of the Sub-Adviser's portfolio was determined as the sum of the market value of all of its assets (including cash, cash equivalents, interest, dividends and securities). The annual rate of return for the Sub-Adviser's portfolio was determined on a time-weighted basis as the percentage change of the portfolio assets after allowing for the effect of any cash additions or withdrawals which occurred during the year. The investment performance reflects the cost of brokerage commissions and most other expenses. The accounts were managed utilizing the same investment objectives and policies of the respective Funds.

                                                                            SUB-ADVISER                             INDEX
                                                    ------------------------------------------------------------   -------
YEAR ENDED DECEMBER 31                              TRAINER   FITZGERALD   SCA    ROANOKE   NEW VERNON   SIPHRON   S&P 500
--------------------------------------------------  -------   ----------   ----   -------   ----------   -------   -------
1991..............................................    32.2%      61.6%     46.9%    95.5%      22.3%       25.6%     30.5%
1992..............................................     2.3       13.6      16.9     22.3       16.8        10.2       7.7
1993..............................................    26.9       21.6      24.1     37.7       21.0        19.0      10.0
1994..............................................     2.0        0.1      (2.4)     4.8       (4.7)        7.4       1.3
Annualized Return for the period 1/1/91 to
  12/31/94........................................    15.0%      22.3%     20.1%    36.3%      13.3%       15.3%     11.9%

                                                                                                         INDEX
                                                    SUB-ADVISER       INDEX        SUB-ADVISER   ----------------------
                                                    -----------   --------------   -----------   MORGAN STANLEY CAPITAL
YEAR ENDED DECEMBER 31                               ROANOKE*     RUSSELL 2000*     PINNACLE+     INTERNATIONAL EAFE+
--------------------------------------------------  -----------   --------------   -----------   ----------------------
1991..............................................      95.5%          46.1%           23.4%               12.1%
1992..............................................      22.3           18.4             2.5               (12.2)
1993..............................................      37.7           18.9            69.7                32.6
1994..............................................       4.8           (1.8)           (9.5)                7.8
Annualized Return for the period 1/1/91 to
  12/31/94........................................      36.3%          19.2%           18.1%                8.9%

    There are no advisory fees included in the gross return calculations. In addition, any initial sales charges and distribution fees that are applicable to the Funds, have not been deducted from the above performance figures. These performance calculations assume the reinvestment of dividends and distributions in the above performance figures.

    Investors should not rely on the above performance as an indication of future performance. It should be noted that management of each Fund will be affected by its obligation to redeem its shares upon request, and requirements of the Investment Company Act of 1940 and of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.

    The Standard & Poor's 500 Stock Price Index is widely regarded by investors as representative of the securities markets in general. *Roanoke's performance is also compared to the Russell 2000 Index, which consists of 2,000 of the smallest stocks in the Russell 3000 Index and is widely regarded as a standard benchmark of small capitalization stock performance. +Pinnacle uses the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, which is widely regarded by investors as representative of the international securities markets in general.

                                   THE TRUST


    The Trust was formed on April 22, 1993, under Delaware law and is commonly known as a Delaware business trust. It is an open-end management investment company consisting, as of the date of this Prospectus, of seven separate series. Additional series may be added in the future by the Board of Trustees. The Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Small-Cap Growth Fund (formerly Reserve Emerging Growth Fund), Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund, which are offered by this Prospectus, are classified as non-diversified mutual funds.



        The Funds are advised and managed by Reserve Management Company, Inc. (the "Adviser"), which supervises the day-to-day investment operations of the Funds. The Adviser and the Trust, on behalf of each Fund, have entered into sub-advisory agreements with each of the registered investment advisers (the "Sub-Advisers"): Trainer, Wortham & Company, Inc. ("Trainer"), 845 Third Avenue, New York, NY 10022 for Reserve Blue Chip Growth Fund; New Vernon Advisers, Inc. ("New Vernon"), 310 South Street, P.O. Box 1913, Morristown, NJ 07962, for Reserve Convertible Securities Fund; Roanoke Asset Management ("Roanoke"), 529 Fifth Avenue, New York, NY 10017, for Reserve Small-Cap Growth Fund (formerly Reserve Emerging Growth Fund); T.H. Fitzgerald & Co. ("Fitzgerald"), 180 Church Street, Naugatuck, CT 06770, for Reserve Informed Investors Growth Fund; Pinnacle Associates, Ltd. ("Pinnacle"), 666 Fifth Avenue, New York, NY 10103, for Reserve International Equity Fund; Siphron Capital Management ("Siphron"), 280 S. Beverly Drive, Beverly Hills, CA 90212, for Reserve Large-Cap Value Fund; and Southern Capital Advisors ("SCA"), 50 Front Street, Memphis, TN 38103, for Reserve Mid-Cap Growth Fund. See "Management of the Funds."

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objectives of the Funds are not fundamental and may be changed without the approval of shareholders.

RESERVE BLUE CHIP GROWTH FUND. The Reserve Blue Chip Growth Fund's investment objective is to seek capital appreciation through investment in a portfolio of U.S. common stocks believed to offer favorable possibilities of capital appreciation. Any production of income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.

    Generally, the Fund will seek to invest in U.S. equities with investment characteristics such as earnings growth, financial strength and projected positive cash flow. These equity securities are usually traded as shares in the U.S. but sometimes they may be represented by American Depository Receipts ("ADRs"). The Fund will invest at least 65% of its total assets in securities of "blue chip" companies that have demonstrated long-term earnings growth, financial stability and attractive valuation, unless the Fund has adopted a temporary defensive position.

RESERVE CONVERTIBLE SECURITIES FUND. The Reserve Convertible Securities Fund's investment objective is to seek returns which are derived from capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

    Generally, the Fund will pursue its objective by investing primarily in securities which are convertible into, or which derive their returns from, price changes in the common stock of an underlying corporate issuer. These include, but are not limited to, convertible debentures, convertible preferred stocks, and "derivative" convertible securities such as "DECS" (Dividend Enhanced Convertible Stock), "ACES" (Automatically Convertible Equity Securities), "PRIDES" (Preferred Redeemable Increased Dividend Equity Securities) and "PERCS" (Preferred Equity Redemption Convertible Stock). The Fund will invest at least 65% of its total assets in convertible securities, unless the Fund has adopted a temporary defensive position.

    As a means of protecting principal value, the Sub-Adviser invests in securities possessing certain defensive characteristics, such as those whose underlying common stocks are undervalued in terms of earnings relative to price, earnings growth rate relative to price/earnings multiple, and price relative to book value. Other defensive characteristics sought are high current yields, short-to-intermediate maturities, and low-price volatility relative to price volatility of the underlying common shares.

    The Fund will invest in both rated and unrated securities of similar quality when it is believed that their yields or growth potential adequately compensate it for the risk assumed. The Fund will not invest in securities whose creditworthiness the Adviser and/or the Sub-Adviser perceive to be deteriorating.

    The Sub-Adviser will also invest in "busted" convertible debt securities. These securities trade like straight corporate debt having similar coupons, ratings, and maturities, and to which the market accords little value for their convertibility features.


RESERVE SMALL-CAP GROWTH FUND.  The Reserve Small-Cap Growth Fund's
(formerly Reserve Emerging Growth Fund) investment objective is to seek capital appreciation through investment in a portfolio of small and medium-sized U.S. companies. Any production of income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.

    Generally, the Fund will seek to invest in equity securities issued by companies with investment characteristics such as accelerating rates of revenue and earnings growth, market dominance or a strong defensible market niche, unit growth coupled with stable or rising profit margins, a sound balance sheet and skilled management with an ownership stake. The Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above-average stock market risk and little or no current income. At least 65% of the value of the Fund's assets will be invested in smaller-sized companies whose outstanding shares have an aggregate market value of $1 billion or less, i.e. "Small-Cap", unless the Fund has adopted a temporary defensive position.


    It is the Sub-Adviser's view that small and medium-sized companies are generally expected to show growth over time that is above the growth rate of the overall economy and that of large established companies. The Fund may also invest in companies presenting special situations when it is believed that the shares offer a strong potential for capital appreciation due to the market underestimating earnings potential, changes in management or other similar opportunities.

    Investing in small and medium sized companies involves greater risk than is customarily associated with investments in larger, more established companies due to the greater business risks of small size, limited markets and financial resources and lack of information. The securities of smaller companies are often traded over the counter and have less liquidity than larger stocks. Therefore, shares of the Fund may be subject to greater fluctuation on value than shares of a conservative equity fund which invests in larger capitalization companies.

RESERVE INFORMED INVESTORS GROWTH FUND. The Reserve Informed Investors Growth Fund's investment objective is to seek growth through investment in a portfolio of U.S. securities which are seasoned, well-managed, financially sound companies with demonstrated superior earnings growth, accelerating cash flow and profit margins and high or sharply rising return on equity. Priority companies are those where management and/or large outside investors are buyers or owners of the stock, or where the company itself is repurchasing its own shares on the open market. These are the "Informed Investors." Any production of income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.

    Common sense suggests that the "Informed Investors" of the corporate world are far closer to the day-to-day activities of the companies they own or manage and often in a much more informed position to gauge the long-term effect certain publicly disclosed information or developments may have on the future price of their company's stock. Basic to the "Informed Investors" strategy is the belief that it is far more prudent to invest in intrinsically undervalued stocks which some of the nation's more knowledgeable investors own or are buying with their own money, rather than to chase fad or glamour stocks masquerading as disciplines.

    The Fund emphasizes investment in small and medium-sized companies whose outstanding shares have an aggregate market value of $200 million to $4 billion. At least 65% of the value of the Fund's total assets will be invested in such companies, unless the Fund has adopted a temporary defensive position. It is expected that under normal market conditions the Fund will be substantially fully invested in equity securities believed to have a potential for capital growth which will result in greater-than-average share price fluctuations and greater market risk than is involved in other securities.

RESERVE INTERNATIONAL EQUITY FUND. The Reserve International Equity Fund's investment objective is to seek capital appreciation through investment in a portfolio of equity securities of companies resident in countries experiencing rapid economic growth. Any production of income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.

    The Fund seeks to achieve its objective by following a structured and disciplined investment policy of making investments in ADRs and common stocks of non-U.S. companies. On occasion, warrants, convertible securities and fixed-income instruments will also be used. Generally, the Fund will seek to invest in foreign equity securities listed on foreign exchanges and issued by companies with investment characteristics, such as earnings growth, financial strength, and projected positive cash flow as significant factors in assessing value. When the Sub-Adviser deems it advisable because of unusual economic, political or market conditions, the Fund may reduce or eliminate positions in one country and switch the funds to other countries.

    The Fund focuses on quality companies with high visibility and growth characteristics in sales and earnings. Companies frequently are dominant within their industry niche and many have a near monopoly position within their country. Every stock in the Fund has been carefully selected through research and often direct management contact.

    The Sub-Adviser favors companies where management has a significant ownership stake. The companies that are usually avoided are those that depend heavily on commodity price levels for their future earnings growth. Portfolios are structured by combining a top-down quantitative country weighting process, which looks at macroeconomics factors nationally and internationally, with a bottom-up individual company selection procedure, which focuses on microeconomic factors in a particular company. To attempt to control risk the Fund spreads its assets among 80 to 110 companies in 15 to 23 foreign markets with an initial position in any single issue between 1% and 2% of assets. Since investments are in companies that have strong earnings growth, the policy is to keep the Fund as fully invested as is prudently possible. Therefore, portfolio investments in cash equivalents usually will not exceed 10% of assets. Stocks are selected for their long-term investment attractiveness. A three-to-five-year time horizon will be utilized for a holding period; therefore, portfolio turnover is low. In all circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers associated with at least three different countries, excluding the United States, unless the Fund has taken a temporary defensive position. The Fund will restrict investment in the combination of warrants, and stock options to 5% of total assets at the time of purchase. Short-term profits are not pursued as an objective, and there is no trading-type activity in stocks.

SUMMARY OF INVESTMENT PHILOSOPHY. The primary goal is to obtain consistent portfolio performance by investing in quality companies with superior growth records in sales and earnings. The Sub-Adviser's experience has shown that the best way to make money in common stocks is to buy growth companies at attractive prices and to maintain those positions for as long as the growth momentum continues and their valuations do not reach extremes after an advance. Portfolios of foreign investments are affected by different economic trends. By participating in a large variety of investment opportunities, the probability of investment success increases, and international diversification reduces the effect that events in any one country will have on the portfolios. Portfolios of foreign securities are often effected by different economic trends than those which effect U.S. securities, which is a basic reason to diversify the traditional U.S. based portfolio.

Investment Process

Country Allocation. Nine variables have been identified by the Sub-Adviser which are deemed to be key in determining the future direction of stock markets. The five macroeconomic factors are: real Gross Domestic Product growth rate and outlook; current inflation rate and its trend; relative interest rates and their trend; outlook for the currency; and current account/trade balance levels. The four stock market technical variables are: intermediate and long-term trends of the stock prices versus the outlook for corporate profit; relative price/earnings ratios and dividend yields; country pension fund regulations that can affect the supply/demand factors for equities; and political stability and government efforts to promote equity investments.

Stock Selection. After the top-down country allocation is in place, bottom-up stock selection becomes the dominant activity. The focus is on quality individual stock selection of companies with high visibility and growth in sales and earnings. In emerging economies with less developed capital markets, a strong balance sheet is essential. Stocks are not selected for industry-balancing purposes. Highly cyclical stocks and recovery situations are rarely used as is the case with companies that are primarily market-share and sales driven, regardless of profitability and shareholder benefit.

Selling Disciplines. A stock is sold when the fundamental factors (excessive price/exchange ratio, slowed growth, excessive debt, etc.) have changed to such an extent that the company no longer qualifies or when industry conditions or governmental regulations have changed so that they negatively impact the company's future. On rare occasions, a stock is sold if a significantly more attractive opportunity develops in that country.

RESERVE LARGE-CAP VALUE FUND. The Reserve Large-Cap Value Fund's investment objective is to seek long-term capital appreciation through investment in a portfolio of large, high-quality U.S. companies. Any production of income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.

    The Fund seeks to achieve its objective by primarily investing in attractively valued and undervalued equity securities believed to offer favorable possibilities of capital appreciation. Generally, the Fund will seek to invest in equity securities issued by companies with investment characteristics such as high return on shareholder's equity, strong company management that enhances shareholder value, good cash flow generation and favorable profit trends. Fundamentally, investment candidates are understandable businesses that can generate consistent earnings growth where the company is believed to be undervalued as a whole. The Fund emphasizes investment in larger U.S. companies whose outstanding shares have an aggregate market value of $5 billion or more and is designed for investors seeking the opportunity for above-average, long-term growth with below-average overall risk (defined as loss capital) and nominal current income. The Fund will invest at least 65% of its total assets in equity securities and at least 65% of total assets in the securities of companies whose aggregate market value is $5 billion or more, i.e., "large cap," unless the Fund has adopted a temporary defensive position.

    It is the Sub-Adviser's view that high-quality, large companies can generate consistent growth over time that is above the growth rate of the overall economy. The Fund may also invest in companies presenting special situations when it is believed that the shares offer a strong potential for capital appreciation due to the market underestimating earnings potential, changes in management or other similar opportunities.

RESERVE MID-CAP GROWTH FUND. The Reserve Mid-Cap Growth Fund's investment objective is to seek capital appreciation through investment in a portfolio of medium-sized companies. It is the Sub-Adviser's view that midsize companies in the United States are generally expected to show growth over time that is above the growth rate of the overall U.S. economy and that of larger companies. The Fund will invest at least 65% of its total assets in securities of companies considered to be "mid-cap" or medium-sized companies, unless the Fund has adopted a temporary defensive position. The Fund does not choose investments for dividend or interest income, nor does it try to "time" the market. The Fund will not employ any hedging strategies, and, in all but the most dire of political or economic circumstances, intends to stay fully invested. Any production of income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.

    A varied portfolio of stocks will generally be selected based on the following criteria: accelerating year-over-year quarterly and annual per-share earnings; rising quarterly year-over-year and annual profit margins; a price-earnings multiple which is below that of the company's projected growth rate; a company which occupies a significant position in its industry; a balance sheet that is above average in quality for the company relative to its recent past or for the industry in which it operates; a definitive source of the earnings acceleration; and stocks which have a relative strength which is above the average for all stocks.

    The Fund may also invest in companies presenting special situations when it is believed the shares offer a strong potential for capital appreciation due to the market's underestimating future earnings, changes in management or other similar opportunities.

    A result of the Fund's stock selection criteria is likely to be that the median market capitalization for its portfolio companies will be about $1 billion and such companies would be considered to be "mid-cap" or medium-sized companies. The Fund will not invest in any company with a market capitalization of less than $150 million or more than $5 billion. The "mid-cap" nature of the portfolio may result in some increased volatility over that of the general market average. The Fund intends to be fully invested in U.S. based companies unless it has adopted a temporary defensive position.

                     INVESTMENT TECHNIQUES AND INVESTMENTS

    The investments and techniques described in this section are subject to the specific requirements or minimum investment policies found in the Investment Objectives and Policies section of each Fund.

CASH EQUIVALENTS. Each Fund may invest in cash equivalents, which are short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any instrumentality thereof (including repurchase agreements collateralized by such securities) and deposit-type obligations of domestic and foreign banks or the equivalent thereof. Instruments which are not rated may also be purchased by a Fund provided such instruments are determined to be of comparable quality by the Sub-Adviser under the supervision of the Adviser and the Board of Trustees to those instruments in which the Fund may invest.

REPURCHASE AGREEMENTS. Each Fund may engage in repurchase agreement transactions. A repurchase agreement is a transaction by which a Fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price at a later date. Each Fund will limit repurchase agreements to those securities dealers who are deemed credit worthy pursuant to guidelines adopted by the Board of Trustees. The Sub-Advisers will follow procedures to assure that all repurchase agreements are always fully collateralized as to principal and interest. If the other party to the repurchase agreement defaults or becomes insolvent or declares bankruptcy, a Fund may encounter difficulties and incur costs, and possibly a loss, upon disposition of the underlying securities.

LENDING OF PORTFOLIO SECURITIES. Each Fund may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash, bank letters of credit or securities issued by the U.S. government or its agencies or instrumentalities (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. The value of the securities loaned cannot exceed 25% of each Fund's total assets. Loan arrangements made by a Fund will require the borrower, after notice, to redeliver the securities within the normal settlement time of three (3) business days. In connection with a loan of securities, a Fund may pay reasonable finders', custodian and administrative fees. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of insolvency of the borrower of the securities. Each Statement of Additional Information further explains each Fund's securities' lending policies.

U.S. TREASURY SECURITIES. Each Fund may invest in securities issued, guaranteed or collateralized by U.S. Treasury obligations, including Bills, Notes, and Bonds, all of which are backed by the full faith and credit of the United States government.

SECURITIES OF U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. Each Fund may invest in both adjustable rate and fixed rate securities issued, guaranteed, or collateralized by agencies or instrumentalities of the U.S. government, including, but not limited to, Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities. Obligations of GNMA, the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States government, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Such securities include obligations issued by the Student Loan Marketing Association (SLMA), FNMA and FHLMC, each of which may borrow from the U.S. Treasury to meet its obligations although the U.S. Treasury is under no obligation to lend to such entities. GNMA, FNMA and FHLMC may also issue collateralized mortgage obligations.

    Each Fund may also invest in component parts of these securities or instruments collateralized thereby, namely either the corpus (principal) of such obligations (principal only or "PO" class) or one of the interest payments scheduled to be paid on such obligations (interest only or "IO" class). These obligations may take the form of (i) obligations from which the interest coupons have been stripped; (ii) the interest coupons that are stripped; (iii) book entries at a Federal Reserve member bank representing ownership of obligation components; or (iv) receipts evidencing the component parts (corpus or coupons) of U.S. government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. government obligations (corpus or coupons) purchased by a third party (typically an investment-banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. A "stripped security" issued by an investment-banking firm or other private organization is not considered to be a U.S. government security.

CONVERTIBLE SECURITIES. The Reserve Convertible Securities and Reserve International Equity Funds may invest in convertible securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. As with debt securities, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they enable investors to benefit from increases in the market price of the underlying common stock. The Funds will invest in such securities that are investment grade, rated Baa/BBB or higher or unrated securities of equivalent quality. These bonds have speculative characteristics and share some of the same characteristics of lower-rated securities. For example, sustained periods of deteriorating economic conditions or of rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than would be the case of higher-rated securities. If a downgrade below the minimum rating occurs, the Funds will sell the securities. Foreign convertible securities, which may be held by the Reserve International Equity Fund, are not rated.

RIGHTS AND WARRANTS. The Reserve International Equity Fund will invest in rights or warrants only if the underlying equity securities themselves are deemed appropriate by the Sub-Adviser for inclusion in the Fund's portfolio. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although it may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination thereof. If the market price of the underlying security is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

DEPOSITORY RECEIPTS. The Reserve International Equity Fund may invest in depository receipts which may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depository receipts are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the depository receipts. ADRs are depository receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Global Depository Receipts ("GDRs") and other types of depository receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. company. Generally, depository receipts in registered form are designed for use in the U.S. securities markets, and depository receipts in bearer form are designed for use in foreign securities markets. Investments of the Fund in ADRs are deemed to be investments in securities issued by U.S. issuers and those in GDRs and other types of depository receipts are deemed to be investments in the underlying foreign securities.

    The Fund may also invest in securities of supranational entities such as the World Bank or the European Investment Bank.

ILLIQUID SECURITIES. The Funds may hold up to 15% of the value of their net assets in securities for which a liquid trading market does not exist and, therefore, may not be able to readily sell such securities. Such securities include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resales, repurchase agreements providing for settlement in more than seven (7) days after notice, and certain asset-backed and mortgage-backed securities. The Fund will treat U.S. government POs and IOs as illiquid securities so long as the staff of the Securities and Exchange Commission maintains its position that such securities are illiquid. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have a readily available market are not considered illiquid for purposes of this limitation if they meet guidelines established by the Board of Trustees.

    Purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options will be treated as illiquid securities so long as the staff of the Securities and Exchange Commission maintains its position that such securities are illiquid. However, the Fund may treat a certain portion of the securities it uses as cover for written OTC options as liquid provided it follows a specified procedure. The Fund may sell OTC options only to qualified dealers who agree that the Fund may repurchase any options it writes for a maximum price to be calculated by a predetermined formula. In such cases, OTC options would be considered liquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The Sub-Advisers will monitor the liquidity of such restricted securities under the supervision of the Adviser and Board of Trustees.

    Many of the foreign countries in which the Reserve International Equity Fund invests do not have a Securities Act similar to the United States requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resale of securities.


PUT AND CALL OPTIONS ON SPECIFIC SECURITIES.  The Reserve Small-Cap
Growth (formerly Reserve Emerging Growth Fund)and Reserve Informed Investors Growth Funds may invest up to 5% of the value of their total assets, represented by the premium paid, in the purchase of put and call options on specific securities. Such options may be traded on national securities exchanges or over-the-counter. The Funds may write and sell covered put option contracts to the extent of 25% of the value of their total assets at the time such option contracts are written.


    There is no limitation on the amount of call options each Fund may write. A call option gives the purchaser of the option, in exchange for the premium paid, the right to buy the security subject to the option at the exercise price at any time prior to expiration. The writer of a call option, in return for the premium, has the obligation, upon the exercise of the option, to deliver, depending upon the terms of the contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. A put option gives the purchaser, in return for a premium, the right to sell the security at the exercise price at any time prior to the expiration of the option. The writer of a put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the underlying security at the exercise price. If a call written by the Funds is exercised, the Funds forgo any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium paid. In writing puts, there is a risk that the Funds may be required to take delivery of the underlying security or other asset at a disadvantageous price. Also, an option purchased by the Funds may expire worthless, in which case the Funds would lose the premium they paid.

    OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of insolvency of the dealer or otherwise, in which event the Funds may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and other assets, and a wider range of expiration dates and exercise prices, than for exchange traded options.


    The Funds will only write covered options. An option is covered so long as a Fund which is obligated under the option owns an offsetting position in the underlying security or maintains cash, U.S. government securities or other liquid high-grade debt obligations with a market value sufficient to cover its obligations in a segregated account with its Custodian bank.


    The successful use of options by a Fund is subject to its Sub-Adviser's ability to correctly predict movements in the market. If the Sub-Adviser is not successful in employing options in managing the Fund's investments, performance will be worse than if the Fund did not make such investments. In addition, the Fund would pay commissions and other costs in connection with such investments, which may increase its expenses and reduce its return.

INVESTMENT IN FOREIGN SECURITIES. The Reserve International Equity Fund may purchase foreign equity and debt securities, including foreign government securities to an aggregate of not more than 10% of its total assets in the securities of issuers of any single foreign country. Foreign securities markets generally are not as developed or efficient as those in the United States and securities traded there are less liquid and more volatile than those traded in the U.S.

    The Funds may be subject to additional risks because stock certificates and other evidence of ownership of foreign issuers may be held outside the United States. Such additional risks include: adverse political and economic developments; nationalization of foreign issuers and possible adoption of government restrictions which might affect the payment of principal, interest and dividends to U.S. investors. In addition, there may be less publicly available information about a foreign issuer, since they are generally not subject to the timely accounting and financial reporting disclosure standards of U.S. companies.

    In making the allocation of assets in foreign markets, the Sub-Advisers will consider such factors as prospects for relative economic growth, inflation, interest rates, government policies influencing business conditions, the range of individual investment opportunities available, and other pertinent financial, tax, social, political and national factors, all in relation to the prevailing prices of securities in each country. Nearly all foreign securities in which the Reserve International Equity Fund may invest will be traded on foreign stock exchanges or issued by foreign governments.

    The Reserve International Equity Fund will invest in developing countries, which involves exposure to economic structures that are typically less diverse and mature than in the United States, and to political systems which are less stable. A developing country may be considered to be one which is in the initial stages of its conversion from an agrarian insular society to an international manufacturing participant.

FOREIGN CURRENCY TRANSACTIONS. The Reserve International Equity Fund may engage in foreign currency transactions in connection with its investment in foreign securities but will not speculate in foreign-currency exchange. The value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange-control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign-currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign-currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

    When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself from possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in foreign currency financial futures and options transactions.

    When the Fund's Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund's Sub-Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

    The Fund will not enter into forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets (a) denominated in that currency or (b) in the case of a "cross-hedge," denominated in a currency or currencies that the Fund's Sub-Adviser believes will have price movements that tend to correlate closely with that currency. The Fund's Custodian bank segregates cash or liquid high-grade debt securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Fund's commitments with respect to such contracts. There is no limitation as to the percentage of the Fund's assets that may be committed to such foreign-currency exchange contracts. The Fund generally will not enter into a forward contract with a term longer than one year.

DEFENSIVE POSITION. For temporary defensive purposes, each Fund may invest in certain types of short-term, liquid, high-grade debt securities. These securities may include U.S. government securities, qualifying bank deposits, money-market instruments, and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities may also include short-term, foreign-currency denominated securities issued by foreign governmental entities, companies and supranational organizations. For a complete description of the types of securities each Fund may invest in while in a temporary defensive position, please see such Fund's Statement of Additional Information.

NON-DIVERSIFIED STATUS. As a non-diversified mutual fund, each Fund is permitted to have all its assets invested in a limited number of issuers. As a result, an investment in a Fund could entail greater risk than a mutual fund with a policy of diversification.

                              RISK CONSIDERATIONS

    Investment in certain Funds involves the special risk considerations described below. These risks may be heightened when investing in emerging markets.

CURRENCY CONSIDERATIONS. Some of the assets of the Reserve International Equity Fund will be invested in securities denominated in foreign currencies and a corresponding portion of the Fund's revenues will be received in such currencies. Therefore, the dollar equivalent of their net assets, distributions and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. dollar. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. dollars in order to pay expenses in U.S. dollars, could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, the Fund may engage in certain currency-hedging transactions, which themselves involve certain special risks. See "Investment Techniques and Investments."

FOREIGN INVESTMENT. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Reserve International Equity Fund, whose investment portfolios include such securities, may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events affecting the general market and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties. These problems are particularly severe in India, where settlement is through physical delivery and where a severe shortage of vault capacity exists among custodial banks. Efforts are being undertaken to alleviate the shortage. Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including, in some cases, the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

    The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. Investing in local markets may require the Fund to adopt special procedures, which may involve additional costs to a Fund. The liquidity of the Fund's investments in any country in which any of these factors exist could be affected and the Sub-Adviser will monitor the effect of any such factor or factors on the Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

    Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors than is available about U.S. issuers.

    The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as to growth of the gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Nationalization, expropriation or confiscator taxation, currency blockage, political changes, government regulation, political or social instability or diplomatic developments could affect adversely the economy of a foreign country or the Fund's investments in such country. In the event of expropriation, nationalization or other confiscation, the Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

U.S. AND FOREIGN TAXES. Foreign taxes paid by the Funds may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes. Investors should review carefully the information discussed under the heading "Taxes" and "Foreign Taxes" and should discuss with their tax advisers the specific tax consequences of investing in the Funds.

FIXED-INCOME SECURITIES. The value of a Fund's shares will fluctuate with the value of its investments. The value of fixed-income securities will decline in value as interest rates rise, and increase in value as interest rates decline.

                                   MANAGEMENT


INVESTMENT MANAGEMENT AGREEMENT. Since November 15, 1971, Reserve Management Company, Inc. ("Adviser"), 14 Locust Place, Manhasset, NY 11030, and its affiliates have provided investment advice to The Reserve Funds which currently have assets in excess of $4 billion, pursuant to an Investment Management Agreement. Under the Agreement, the Adviser manages the Funds and invests in furtherance of its objectives and policies subject to the overall control and direction of the Funds' Board of Trustees. The Adviser supervises a continuous investment program for the Funds, evaluates and monitors each of the Sub-Adviser's performances, investment programs, and compliance with applicable laws and regulations, and recommends to the Board of Trustees whether the Sub-Adviser's contract should be continued or modified. The Adviser is also responsible for the day-to-day administration of the Fund's activities. Under the Investment Management Agreement, the Adviser pays all employee costs, costs of the Sub-Advisers and other ordinary operating expenses of each Fund. Excluded from ordinary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, payments made pursuant to the Trust's Distribution Plan and the fees of the disinterested Trustees.

    For its services under the Investment Management Agreement, the Adviser is paid a comprehensive fee of 1.50% per annum of the average daily net assets of each Fund, except for the Reserve International Equity Fund, for which the Adviser is paid a comprehensive fee of 1.75%.

SUB-ADVISERS. The Investment Management Agreement and Sub-Advisory Agreement provide that the Adviser and each Sub-Adviser, respectively, shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from reckless disregard by them of their duties under each respective agreement. None of these organizations have previously served as either Adviser or Sub-Adviser to a registered investment company.

    The Adviser and Trust have retained the Sub-Advisers listed below.


    TRAINER, WORTHAM & COMPANY, INC. was formed in 1924 and manages over $2 billion for individuals, family trusts and employee benefit plans and has over seventy years experience using the investment policies discussed herein. Charles
V. Moore, the Fund's portfolio manager has been the president of the Sub-Adviser since 1978 and is responsible for the day-to-day investment decisions of the Fund.


    NEW VERNON ADVISORS, INC., an affiliate of William E. Simon & Sons, L.L.C., was formed in 1990 and currently manages or advises $700 million for private investment funds, high-net-worth individuals, charitable organizations and educational institutions. J. Peter Simon, an Executive Director and a founder of William E. Simon & Sons, is senior vice-president of New Vernon Advisors, Inc., and serves as the firm's convertible securities manager.


    ROANOKE ASSET MANAGEMENT was formed in 1978 and currently manages over $400 million for high-net-worth individuals, foundations, endowments, corporations and municipalities, and has over fifteen years of experience in using the investment policies discussed herein. Edwin G. Vroom, president, Brian J. O'Connor, executive vice-president, and Adele S. Weisman, senior vice-president, serve as the Fund's portfolio managers, and have worked together as a team for over twenty years.



    T.H. FITZGERALD & CO. was formed in 1959 and currently manages over $181 million for employee benefit plans, bank trust departments, an insurance company and a public authority and has over ten years of experience in using the investment policies discussed herein. Thomas H. Fitzgerald, Jr., who founded his firm in 1959, serves as the Fund's portfolio manager and is responsible for the day-to-day investment decisions.



    PINNACLE ASSOCIATES, LTD. was formed in 1984 and currently manages over $700 million for individuals, family trusts and employee-benefit plans. Nicholas Reitenbach is director of international investments and partner of Pinnacle Associates, Ltd., and serves as the Fund's primary portfolio manager. Mr. Reitenbach has over thirty years of experience in using the investment techniques discussed herein.



    SIPHRON CAPITAL MANAGEMENT was formed in 1991 and currently manages over $350 million for tax-exempt institutional clients. The senior management of Siphron Capital has over thirty years of experience in using the investment policies discussed herein. David C. Siphron and Peter D. Siphron, both partners of the firm, serve as the Fund's portfolio managers, providing investment recommendations based on a proprietary combination of fundamental and technical analysis. Portfolio actions are based on mutual consent, with David Siphron having final approval.



    SOUTHERN CAPITAL ADVISORS has been in existence since 1986 as part of Morgan Keegan, Inc., a financial services holding company. SCA manages approximately $325 million for individuals, employee-benefit plans, foundations and endowments, and has over ten years of experience in using the investment policies discussed herein. Richard A. McStay, C.F.A., its president, has more than thirty years of experience in the investment business, and is the principal portfolio manager for the Fund. He has been associated with Morgan Keegan & Co., Inc. since 1974.


    For their services, all of the Sub-Advisers receive a fee of up to .75% per annum of the respective Fund's average daily net assets except for Pinnacle Associates, Ltd., which receives a fee of up to .875%.


PORTFOLIO TRANSACTIONS. Decisions as to the purchase and sale of securities for each Fund and the execution of these transactions, including the negotiation of brokerage commission on such transactions, are the responsibility of each Sub-Adviser. In general, each Sub-Adviser seeks to obtain prompt and reliable execution of purchase and sale orders at the most favorable net prices or yields. In determining the best net price and execution, each Sub-Adviser may take into account a broker's or dealer's operational and financial capabilities and the type of transaction involved.



    The Sub-Advisers may consider statistical, research, or other services provided by brokers or dealers, some of which may be useful to each Sub-Adviser in their other business functions. To the extent such non-price factors are taken into account, the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors as determined in good faith by each Sub-Adviser. Each Sub-Adviser is authorized to place portfolio transactions with brokers or dealers participating in the distribution of shares of its Fund, but only if the Sub-Adviser reasonably believes that the execution and commission are comparable to those available from other qualified firms. Further, subject to procedures adopted by, and under the supervision of the Board of Trustees, each Sub-Adviser is authorized to place portfolio transactions with brokers or dealers affiliated with each Sub-Adviser, provided the commission or fee paid on the transaction is reasonable and fair when compared to the commission or fee charged by other brokers or dealers on comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.

    The annual portfolio turnover rate of each Fund is expected to approximate 100%, except for Reserve International Equity Fund, which is expected to be less than 100% under normal market conditions. See "Portfolio Turnover, Transaction Charges and Allocation" in the Statement of Additional Information.

TRUSTEES. Under the Declaration of Trust, which is governed by the laws of the State of Delaware, the Trustees are ultimately responsible for the conduct of its affairs. The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. The Declaration of Trust provides that a Trustee may be removed at any special meeting of shareholders by a vote of a majority of the Trust's outstanding shares.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT. The Trust acts as its own transfer agent and dividend-paying agent.

                               HOW TO BUY SHARES

METHOD OF PAYMENT. The minimum initial investment is $1,000 and the minimum subsequent investment is $100, except for IRAs. However, shareholders (except
IRAs) must achieve a balance of $2,500 within twelve (12) months, or the Fund may choose to impose a fee (currently $5 monthly; see "Small Balances"). The initial minimum investment for an IRA is $250, and subsequent investments are accepted in any amount. The Funds reserve the right, with respect to any person or class of persons, under certain circumstances to waive or lower investment minimums. An initial purchase must be accompanied by an Account Application. If no dealer or broker is named in the Account Application, the Distributor will act as dealer. Shares of the Funds may be purchased each business day at the public offering price determined after receipt of payment and a request in proper form by the Funds or by an investment dealer which has a sales agreement with the Funds' Distributor. The public offering price is equal to the net asset value of a Fund. Payments (denominated in U.S. dollars) must be made if purchasing directly from the Funds:

    - By check -- Drawn on a U.S. bank, payable to or endorsed to Reserve Private Equity Series. You must include your account number on each check unless it is an initial purchase. Checks should be mailed to The Reserve Funds, 810 Seventh Avenue, New York, NY 10019-5868. A fee (currently $15) will be imposed if any check used for investment in your account does not clear. The investor is also liable to reimburse the Funds for any loss incurred due to a returned check. Neither initial nor subsequent investments may be made by a third party check.

    - By wire -- Prior to calling your bank, call the Funds for specific instructions at (800) 637-1700 or the broker-dealer or financial institution from which you received this prospectus.

    Investments in the Funds may also be made through investment dealers which have sales agreements with Resrv Partners, Inc., the distributor of the Funds' shares ("Authorized Dealer"). Such dealers should send the investor's Account Application and payment to the Funds. Payment may be made by check or wire. Purchase orders will be confirmed at the public offering price calculated next after receipt by the Funds or an Authorized Dealer (which order must be promptly transmitted to the Funds), of a properly completed Account Application and payment. The Fund must be notified before 4:00 PM (New York time) of the amount to be transmitted and the account to be credited, and the Fund must receive the credit at its bank by 4:00 PM (New York time). Orders received by the Funds or an Authorized Dealer after 4:00 PM (New York time) will be priced at the public offering price in effect at 4:00 PM (New York time) on the next business day.

GENERAL INFORMATION. Shares of each Fund will have the same relative rights and privileges and be subject to the same fees and expenses except as set forth below. The Board of Trustees may determine in the future that other allocations of expenses are appropriate and amend this plan accordingly without the approval of shareholders. Income, realized and unrealized capital gains and losses, and expenses of the Funds of the Trust shall be allocated to shares of that Fund.


    The Distributor, at its expense, will also provide additional compensation to broker-dealers, financial consultants and financial institutions in connection with actual or anticipated sales of shares of the Funds, but only to the extent permitted by law or regulation.

VOTING RIGHTS. Shares of the Funds shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement.


RESERVE PRIVATE EQUITY SERIES AUTOMATIC ASSET-BUILDER PLAN. If you have an account balance of $5,000 or more, you may purchase shares of a Fund ($25 minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 minimum) such as Social Security, federal salary, or certain veterans' benefits, or other payments from the federal government. Call the Funds at (800) 637-1700 for an Application.

DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more Reserve Private Equity Series Funds. The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program.

U.S. GOVERNMENT CASH ACCOUNT. The U.S. Government Cash Account acts as an omnibus account of The Reserve U.S. Government Fund, a money-market fund which invests exclusively in full-faith and credit obligations of the United States government, and may be used for dollar cost averaging.

NET ASSET VALUE. Fund shares are issued at net asset value and are redeemable at the net asset value next determined after receipt by the Fund of a request in proper form. The net asset value of the shares of each Fund is calculated at the close of business of the New York Stock Exchange on each day the New York Stock Exchange is open which is currently 4:00 PM (New York time). The net asset value of each Fund will not be determined on those days that the New York Stock Exchange is closed for trading nor on days on which no orders to purchase, sell or redeem shares have been received by a Fund. The New York Stock Exchange is closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value per share of each Fund is determined by adding the value of a Fund's portfolio securities, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use each Fund as an investment for Individual Retirement Accounts ("IRAs"). A master IRA plan, with information regarding administration fees and other details are available from Resrv Partners, Inc. The initial minimum investment is $250. Subsequent investments are accepted in any amount.

DISTRIBUTOR. The Funds' Distributor is Resrv Partners, Inc. ("RPI"), 810 Seventh Avenue, New York, NY 10019-5868. The Distributor is a wholly owned subsidiary of the Adviser.


    All orders for the purchase of shares of each Fund are subject to acceptance or rejection by RPI, at its sole discretion. The sale of shares will be suspended during any period when the determination of net asset value is suspended, and may be suspended by the Board of Trustees whenever, in its judgment, it is in the best interests of the Funds to do so.


EXCHANGE PRIVILEGE. Shares of each RPES Fund may be exchanged for shares in the Reserve money-market funds and other separate investment portfolios that may be offered by the Trust at net asset value.

    The exchange privilege is not available for shares which have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Fund on the Account Application that his authorization has been withheld. Unless authorization is withheld, the Fund will honor requests by any person by telephone at (800) 637-1700, that the Fund deems to be valid. The Funds and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions.

    To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

    The Trust may modify or discontinue the exchange privilege at any time, and will do so on sixty (60) days notice, if such notice is required by regulations adopted under the Investment Company Act of 1940. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Adviser's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 4:00 PM (New York time) on a regular business day to take effect that day. Exchange requests received after 4:00 PM (New York time) will be effected at the next calculated net asset value.

    Exchanges of shares are taxable events and may result in a gain or loss for federal income tax purposes. A prospectus for any of the Reserve money market funds or other series of the Trust may be obtained from the Distributor or any Authorized Dealer. An investor considering an exchange should refer to the appropriate fund prospectus for additional information since each Fund has different investment objectives and policies.

SERVICE PLAN. Under the Service Plan ("Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund pays Resrv Partners, Inc. for advertising, marketing and distributing each Fund's shares and for servicing each Fund's shareholders at an annual rate of .25% of the value of each Fund's average daily net assets. The Funds are not obligated to pay any distribution expense in excess of such service fee. If the Plan were terminated or not continued, no amounts (other than amounts accrued but not yet paid) would be owed by the Funds.


    Under the Plan, Resrv Partners, Inc. may make payments to brokers, financial institutions and financial intermediaries for administration and for servicing Fund shareholders who are also their clients and/or for distribution. RPI determines the amounts to be paid to brokers, financial institutions and financial intermediaries ("Firms"). Firms receive such fees with respect to the average daily net asset value of each Fund's shares owned by shareholders for whom the Firm performs services or for whom the Firm is the dealer of record. Financial institutions providing distribution assistance or administrative services for each Fund may be required to register as securities dealers in certain states. The fees, payable to "RPI", under the Plan for advertising, marketing and distributing each Fund's shares and for payments to Firms are payable without regard to actual expenses incurred. Thus, if fees exceed distribution expenses, RPI will incur a profit; however, if expenses exceed fees, then they will incur a loss. RPI may use such fees to promote the sale of shares by paying for the preparation, printing and distribution of prospectuses to other than current shareholders or other promotional activities.

                         SHARES OF BENEFICIAL INTEREST

    The Trust is an open-end management investment company commonly known as a mutual fund. The Trust was organized as an unincorporated Delaware business trust on April 22, 1993, and is authorized to issue an unlimited number of shares of beneficial interest, which may be issued in any number of portfolios. Shareholders are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights with respect to earnings, dividends, redemption and in the net assets of their respective portfolios on liquidation. The Trust has no intention of issuing share certificates. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. The Trustees do not intend to hold annual meetings of shareholders. The Trustees will call such special meetings of shareholders as may be required under the Investment Company Act of 1940 (e.g., to approve a new investment advisory agreement or to change the fundamental investment policies) or by the Declaration of Trust.

                                     TAXES

    Each Fund intends to maintain its regulated investment company status for federal income tax purposes, so that it will not be liable for federal income taxes to the extent its net income and net capital gains are distributed. The requirement for maintaining its status as a regulated investment company under the Internal Revenue Code ("Code") may cause the Funds to restrict the degree to which they engage in short-term trading, short sales and transactions in options and futures contracts. Dividends paid by each Fund from net investment income, including net short-term capital gains, whether in cash or in additional shares of each Fund, will be taxable as ordinary income.

    The Code imposes a nondeductible, 4% excise tax on regulated investment companies that do not distribute to their shareholders in each calendar year an amount equal to 98% of their calendar year ordinary income, plus 98% of their capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31. Dividends declared in December of any year to shareholders of record on any date in December will be deemed to have been received by the shareholders and paid by each Fund on the record date, provided such dividends are paid during January of the following year.

    Distributions from long-term capital gains designated by each Fund as capital-gain dividends, whether paid in cash or additional shares of each Fund, are taxable for federal income tax purposes as long-term capital gains, regardless of the length of time Trust shares have been held, and are not eligible for the dividends-received deduction available to corporations. Dividends and other distributions may also be subject to state and local taxes. A purchase of Fund shares shortly before the ex-dividend date or capital gains distribution could result in the receipt of an amount which, although in effect a return of principal, is subject to income taxes.

    Under the Code, exchanges and redemptions of shares, including transfers of shares of each Fund for shares of another fund with which the Funds have exchange privileges, are taxable events, and accordingly, may result in a capital gain or loss for shareholders participating in such transactions. Deductions for losses recognized on the disposition of shares may, in some circumstances, be disallowed or deferred. Furthermore, shareholders electing to reinvest dividends or other distributions in new shares will, nevertheless, be treated as having received such distributions for tax purposes.

    For tax purposes, each Fund will send shareholders an annual notice of dividends and distributions paid during the prior year. Shareholders are advised to retain all statements received from each Fund to maintain accurate records of their investments. The tax treatment of non-resident alien individuals, foreign corporations, and other non-U.S. shareholders may differ from that described above. Shareholders should consult their own tax advisers regarding specific questions as to foreign, federal, state and local taxes with specific reference to their own tax situation.

                                 FOREIGN TAXES

    Investment income received from sources within foreign countries may be subject to foreign taxes withheld at the source. To the extent that a Fund is liable for such foreign taxes, it will attempt to meet the requirements of the Code to "pass through" to its shareholders' credits for such taxes, but there can be no assurance that it will be able to do so.

                          DIVIDENDS AND DISTRIBUTIONS

    All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at net asset value unless the shareholder has requested on the Account Application or in writing to the Fund one of the following three options:

        (1) Dividend Option -- to distribute capital gains in cash and reinvest income dividends.

        (2) Distribution Option -- to distribute income dividends in cash and reinvest capital gains.

        (3) Distribution Option -- to distribute both income dividends and capital gains in cash.

    These three options are not available, however, for retirement plans or an account with a net asset value of less than $1,000 and/or if the distribution would be less than $25.

    Any net investment income will be distributed quarterly as dividends to shareholders. Any net realized short- and long-term capital gains, if any, will be paid to shareholders at least annually. The payment date will be used to determine net asset value when dividends and capital gains distributions are reinvested.

                                  REDEMPTIONS

TIME AND METHOD OF REDEMPTION. Each Fund's shares are redeemed at net asset value determined as of the next close of the New York Stock Exchange on a regular business day after the written request by any person in proper form is received by the Fund, at 810 Seventh Avenue, New York, NY 10019-5868. Redemptions may be effected during regular business days from 9:00 AM to 4:00 PM (New York time). Redemption requests received after the close of business will be effected at the next calculated net asset value.

WRITTEN AND TELEPHONE REDEMPTION REQUESTS. The Funds strongly suggest (but do not require) that each redemption be at least $1,000, except for redemptions which are intended to liquidate the account. A shareholder will be charged $2 for redemption checks issued by the Funds for less than $100. Upon request, redemptions will be made by bank wire, however, wire redemptions of less than $10,000 will be charged a fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. The use of a predesignated financial institution, such as a savings bank, credit union or savings and loan association, which is not a member of the Federal Reserve wire system to receive your wire could cause such a delay. If a Fund has previously been advised in writing of your brokerage or bank account, telephone requests will be accepted by calling 800-637-1700. The Funds may be liable for any losses caused by their failure to employ reasonable procedures. To reduce the risk of loss, proceeds of telephone redemptions may be sent only (1) to the bank or brokerage account designated by the shareholder on the Application or in a letter with the signature(s) guaranteed; or (2) to the address of record if all the conditions listed below are met. To change the designated brokerage or bank account it is necessary to contact the firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed as described below. Other redemption orders must be in writing with the necessary signature(s) guaranteed by a domestic commercial bank; a domestic trust company; a domestic savings bank, credit union or savings association; or a member firm of a national securities exchange. Guarantees from notaries public are unacceptable. The Funds will waive the signature guarantee requirement on a redemption request once every thirty (30) days if all of the following conditions apply: if the redemption check is (1) for $5,000 or less; (2) payable to the shareholder(s) of record; and (3) mailed to the shareholder(s) at the address of record. The requirement of a guaranteed signature protects against an unauthorized person redeeming shares and obtaining the redemption proceeds. Redemption instructions and election of the plans described below may be made when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation.

    The Funds reserve the right to refuse a telephone redemption if they believe it is advisable to do so. Procedures for telephone redemptions may be modified or terminated by the Funds at any time. During times of drastic economic or market conditions shareholders may experience difficulty in contacting the Funds by telephone to request a redemption or exchange of a Fund's shares. In such cases shareholders should consider using another method of redemption, such as a written request.

AUTOMATIC WITHDRAWAL PLANS. If you have an account with a balance of at least $5,000, you may, upon written notice, participate in either of the following:
(i) an Income-Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed-Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under either Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge or modify or terminate any Automatic Withdrawal Plan at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

RESERVE AUTOMATIC TRANSFER PLAN. You may redeem shares of a Fund by telephone (minimum $100) if you have filed a separate Reserve Automatic Transfer Plan application with the Fund. The proceeds will be transferred between your Fund account and the checking, NOW or bank money-market deposit account (as permitted) designated in the application. Only such an account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the redemption request. The Funds may impose a charge or modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such other parties' own redemption minimums, service fees, and other redemption requirements.

RESTRICTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the New York Stock Exchange is closed (other than for customary closings), (b) when, as determined by the Securities and Exchange Commission ("SEC"), trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by the Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may by order permit. If shares of a Fund are purchased by check or Reserve Automatic Transfer Plan, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares, which will generally be up to ten (10) business days. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase by wire.

                              GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person and another, for example a husband and wife, either person is entitled to redeem shares in the account. The Funds assume no responsibility to either person for actions taken by the other person with respect to an account so registered. The investment application provides that persons so registering their account indemnify and hold the Fund harmless for actions taken by either party.

BACKUP WITHHOLDING. The Funds are required by federal law to withhold 31% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the social security number. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulgated by the IRS, a Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed, a corresponding charge will be made against the account.

REPORTS AND STATEMENTS. Shareholders receive an annual report containing audited financial statements and an unaudited semiannual report. A statement is mailed to each shareholder at least quarterly.

SMALL BALANCES. If a shareholder account (other than an IRA) does not achieve a balance of $2,500 within twelve (12) months, the Funds reserve the right to impose a monthly fee (currently $5) or redeem the account and remit the proceeds. The minimum balance requirement will be waived if the account balance drops below $2,500 due to market depreciation. Some Firms may establish variations of minimum balances and fee amounts if those variations are approved by the Funds.

SPECIAL SERVICES. The Funds reserve the right, upon notice, to charge shareholder accounts for specific costs incurred in processing unusual transactions for shareholders. Such transactions include, but are not limited to, stop payment requests on official Trust checks, returned checks and special research services.

PERFORMANCE. From time to time, in advertisements and sales literature, the Funds may present information regarding the total return on a hypothetical investment in a Fund for various periods of performance and may make comparisons of such total return to various stock indices (group of unmanaged common stocks), including the New York Stock Exchange Composite Index, Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the NASDAQ Composite Index, the Russell 2000 Index, and the Morgan Stanley Capital International EAFE Index, or to groups of comparable mutual funds.

    Total return for a period is the percentage change in value during the period of an investment in the Fund's shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. The average annual total return for a given period may be calculated by finding the average annual compounded rate of return that would equate a hypothetical $1,000 investment to the value that the investment could be redeemed for at the end of the period. All of the calculations described above will assume the reinvestment of dividends and distributions in additional shares of the Fund.

    In addition to the figures described above, a Fund might use rankings or ratings determined by Lipper Analytical Services, Inc., an independent service that monitors the performance of over 1,000 mutual funds, Morningstar, Inc., or another service to compare the performance of the Fund with the performance of
(i) other funds of similar size and investment objective or (ii) broader groups of funds. Such comparative performance information will also be stated in the same terms in which the comparative data or indices are stated. For these purposes, the performance of a Fund, as well as the performance of the mutual funds, do not reflect sales charges, the inclusion of which would reduce a Fund's performance.

    Performance of a Fund will vary from time to time, and past results are not necessarily indicative of future results. Performance information supplied by each Fund may not provide a basis of comparison with other investments using different reinvestment assumptions or time periods.
                            ------------------------

THIS PROSPECTUS IS INTENDED TO CONSTITUTE AN OFFER BY EACH FUND ONLY OF THE SECURITIES OF WHICH IT IS THE ISSUER AND IS NOT INTENDED TO CONSTITUTE AN OFFER BY ANY FUND OF THE SECURITIES OF ANY OTHER FUND WHOSE SECURITIES ARE ALSO OFFERED BY THIS PROSPECTUS. NO FUND INTENDS TO MAKE ANY REPRESENTATION AS TO THE ACCURACY OR COMPLETENESS OF THE DISCLOSURE IN THIS PROSPECTUS RELATING TO ANY OTHER FUND.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            ------------------------

                                    GLOSSARY

The following terms are frequently used in this Prospectus.

EQUITY SECURITIES are, (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises, and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

DEBT SECURITIES are bonds, debentures, notes, bills, repurchase agreements, loans, other direct debt instruments and other fixed, floating and variable rate debt obligations.

FIXED-INCOME SECURITIES are debt securities and dividend-paying preferred stocks and include floating rate and variable rate instruments.

CONVERTIBLE SECURITIES are fixed-income securities that are convertible into common stock.

U.S. GOVERNMENT SECURITIES are securities issued or guaranteed by the United States government, its agencies or other federal governmental entities.

FOREIGN GOVERNMENT SECURITIES are securities issued or guaranteed by governments, quasi-governmental entities, governmental agencies or other federal governmental entities, other than the U.S. government.

QUALIFYING BANK DEPOSITS are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which may or may not be members of the Federal Deposit Insurance Corporation.

RULE 144A SECURITIES are securities that may be resold without registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the "SECURITIES ACT").

COMMISSION (or "SEC") is the Securities and Exchange Commission.

1940 ACT is the Investment Company Act of 1940, as amended.

CODE is the Internal Revenue Code of 1986, as amended.

            TABLE OF CONTENTS

                                           PAGE
                                           ----
Shareholder Expenses.....................     2
Financial Highlights.....................     3
The Trust................................     8
Investment Objectives and Policies.......     8
Investment Techniques and Investments....    11
Risk Considerations......................    14
Management...............................    15
How to Buy Shares........................    17
Shares of Beneficial Interest............    19
Taxes....................................    19
Foreign Taxes............................    20
Dividends and Distributions..............    20
Redemptions..............................    20
General Information......................    21
Glossary.................................    23

   Investors are advised to read and retain this Prospectus for future reference.


                   [RESERVE FUNDS LOGO]
         Founders of
   "America's First
        Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION, PURCHASES AND REDEMPTIONS
Call 800-637-1700  www.reservefunds.com

Distributor -- Resrv Partners, Inc.
RPES 9/97

                       [RESERVE FUNDS LOGO]
                             Founders of
                        "America's First
                             Money Fund"

       -------------------------------------------------------------------------
         ----------

       -------------------------------------------------------------------------
         ----------

                                     PART B


                          RESERVE PRIVATE EQUITY SERIES
                          RESERVE SMALL-CAP GROWTH FUND
                   810 SEVENTH AVENUE, NEW YORK, N.Y.  10019
                                 (800) 637-1700
                                 ---------------
                      STATEMENT OF ADDITIONAL INFORMATION




     This Statement of Additional Information describes Reserve Private Equity Series ("Trust") and the Reserve Small-Cap Growth Fund (formerly "Reserve Emerging Growth Fund" or "Fund"). This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained (without charge) from Reserve Private Equity Series. This Statement is dated October 1, 1997.



                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----

            Investment Policies                                               2
            Other Policies                                                    3
            Trustees and Officers of the Trust                                5
            Investment Management and Other Agreements                        6
            Portfolio Turnover, Transaction Charges and
                  Allocation                                                  8
            Shares of Beneficial Interest                                     9
            Purchase, Redemption and Pricing of Shares                       10
            Distributions and Taxes                                          10
            Performance Information                                          13
            Report of Independent Accountants                                14
            Financial Statements                                             15

                              INVESTMENT POLICIES


      The Fund has adopted as fundamental policies the following limitations on its investment activities. These fundamental policies may not be changed without a majority vote of the Fund shareholders, as defined in the Investment Company Act of 1940. The Small-Cap Growth Fund (formerly, Reserve Emerging Growth Fund) may not:


(1) borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount not to exceed 33 1/3% of the market value of its assets; (2) issue senior securities as defined in the Investment Company Act of 1940 except that the Fund may borrow money in accordance with limitation
(1); (3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws; (4) invest 25% or more of the value of its total assets in the securities of issuers in any particular industry; (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts except the Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts; (6) invest in voting securities or in companies for the purpose of exercising control; and (7) purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

      The Fund has reserved the right to purchase and write interest rate futures contracts, and put and call options on interest rate futures contracts. The Fund does not intend to use these techniques for the foreseeable future and that shareholders will be given notice should the Fund determine that they will be used.

      In addition to the fundamental investment policies listed above, the Fund has voluntarily adopted certain policies that may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders. In accordance with such policies and restrictions the Fund cannot:

      (1) purchase from or sell investment securities to any of the officers or Trustees of the Trust, its investment Adviser, its investment Sub-Adviser, its principal underwriter or the officers, principals or directors of its investment Adviser, investment Sub-Adviser or principal underwriter; and (2) purchase or retain securities of an issuer any of whose officers, directors, trustees or securityholders is an officer or Trustee of the Trust or a member, officer, director or trustee of the investment Adviser or Sub- Adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one % (1/2 of 1%) of the securities (taken at market value) of such issuer and such individuals owning more than one-half of one % (1/2 of 1%) of such securities together beneficially own more than 5% of such securities or both.


      As a non-diversified company, the Fund is permitted to invest all of its assets in a limited number of issuers. However, it intends to comply with Subchapter M of the Internal Revenue Code in order to qualify as a regulated investment company for federal income tax purposes. To so qualify, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the value of its total assets is represented by cash, cash items, securities issued by the U.S. Government or its agencies or instrumentalities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than the U.S. Government or its agencies or instrumentalities or regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. In the event of a decline in the market value of the securities of one or more such issuers exceeding 5%, an investment in the Fund could entail greater risk than in a fund which has a policy of diversification.


                                 OTHER POLICIES

LENDING OF SECURITIES. The Fund may, to increase its income, lend its securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present

Guidelines, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the United States Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more negotiated loan fees, interest on securities used as collateral or interest on short term debt securities purchased with such collateral, either of which type of interest may be shared with the borrower. The Fund may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements including the rules of The New York Stock Exchange, which require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. While voting rights may pass with the loaned securities, if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Sub-Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

      Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 for which there is a readily available market will not be deemed to be illiquid if they meet guidelines established by the Board of Trustees. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

RISKS OF OPTIONS TRANSACTIONS. An exchange-traded option position may be closed out only on a national securities exchange ("Exchange") which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option at any particular time, and for some exchange-traded options, no secondary market on an Exchange may exist. In such event, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise its exchange-traded options in order to realize any profit and may incur transaction costs in connection therewith. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

      Reasons for the absence of a liquid secondary market on an Exchange include the following (a) insufficient trading interest in certain options; (b) restrictions or transactions imposed by an Exchange; (c) trading halts, suspension or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an Exchange; (e) inadequacy of the facilities of an Exchange or the Options Clearing Corporation ("OCC") to handle current trading volume; or
(f) a decision by one or more Exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on the Exchange (or in the class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would generally continue to be exercisable in accordance with their terms.

      In the event of the bankruptcy of a broker through which the Fund engages in options transactions, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an over-the-counter option with a recognized United States securities dealer ("OTC option") purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Sub-Adviser.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the market for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

DEFENSIVE POSITION. For temporary defensive purposes, the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such circumstances, the Fund will increase its position in debt securities, which may include short-term U.S. Government securities and U.S. dollar- or foreign currency-denominated short-term indebtedness, cash equivalents and fixed-income securities issued or guaranteed by governmental entities, or by companies or supranational organizations (e.g., International Bank for Reconstruction and Development and the European community) rated AA or better by Standard & Poor's Corporation, or Aa or better by Moody's Investor Service, Inc.; or if not so rated, of equivalent investment quality as determined by the Adviser. Apart from periods of defensive investment, the Fund may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in U.S. dollar-denominated money-market instruments.

                       TRUSTEES AND OFFICERS OF THE TRUST

      +BRUCE R. BENT, President, Treasurer and Trustee, 810 Seventh Avenue, New York, New York 10019.

      Mr. Bent is President, Treasurer, and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET"),
Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity Series ("RPES"), Director, Vice President and Secretary of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation, and Chairman and Director of Resrv Partners, Inc. Before 1968, he was associated with Stone & Webster Securities Corp., and previously, Teachers Insurance and Annuity Association.

      EDWIN EHLERT, JR., Trustee, 125 Elm Street, Westfield, New Jersey 07091.

      Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency formerly called Travelong of Westfield, Inc.) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RNYTET, RTET and RPES.

      HENRI W. EMMET, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

      Mr. Emmet retired as the Managing Director of Servus Associates, Inc., and U.S.A. Representative of the First National Bank of Southern Africa in 1996. He is currently Trustee of RF, RIT, RNYTET, RTET and RPES. Until 1989, he was Senior Vice President of the New York branch of Banque Nationale de Paris.

      +*DONALD J. HARRINGTON, C.M., Trustee, St. John's University, Jamaica, New York 11439.

      The Reverend Harrington is President of St. John's University (NY) and a Trustee of RF, RIT, RNYTET, RTET, and RPES. The Reverend Harrington served as President of Niagara University from 1984 to 1989 and was Executive Vice President of Niagara University from 1981 to 1984.

      MICHELLE L. NEUFELD, Counsel and Secretary, 810 Seventh Avenue, New York, NY 10019.

      Ms. Neufeld is Counsel and Secretary of RF, RIT, RTET, RNYTET, and RPES. Before joining The Reserve Funds in 1997, Ms. Neufeld was a staff attorney at NASD Regulation, Inc.

      PAT A. COLLETTI, Controller, 810 Seventh Avenue, New York, New York 10019.

      Mr. Colletti is Controller of RF, RIT, RTET, RNYTET, and RPES. Prior to joining The Reserve Funds in 1985, Mr. Colletti was Supervisor of Accounting of Money Market Funds for the Dreyfus Corporation.

---------------

+  Interested Trustee within the meaning of the Investment Company Act of 1940.
*  Father Harrington is a member of the Board of Directors of Bear, Stearns
   & Co., Inc.



      Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


                              COMPENSATION TABLE


                           AGGREGATE               TOTAL COMPENSATION
                          COMPENSATION         FROM FUND AND FUND COMPLEX
  NAME OF TRUSTEE          FROM FUNDS*   (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE*
 ------------------------------------------------------------------------------
 Edwin Ehlert, Jr.             $120.09                $30,500
 Henri W. Emmet                $133.87                $34,000
 Rev. Donald J. Harrington     $118.11                $30,000


Amounts shown are for the Fund's fiscal year ending May 31, 1997.

                   INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

        THE ADVISER. Reserve Management Company, Inc. ("RMCI" or "Adviser"), 14 Locust Place, Manhasset, New York, NY 11030, a registered investment Adviser, manages the Trust and provides it with investment advice pursuant to an Investment Management Agreement. Under the Investment Management Agreement, the Adviser manages the Fund, is responsible for the day-to-day oversight of the Trust's operations and otherwise administers the affairs of the Trust as it deems advisable subject to the overall control and direction of the Trustees and the investment policies and limitations of the Trust described in the Prospectus and Statement of Additional Information. RMCI pays all employee costs and other ordinary operating costs of the Fund pursuant to the Investment Management Agreement which include: registration fees paid to the commission and state regulators, costs associated with the annual update of each Fund's registration statement, auditing annual financial statements, and printing and mailing costs (exclusive of those associated with the Rule 12b-1 Plans). Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, payments made pursuant to the Trust's Service Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share.

      For its management services, and for paying all of the employee costs, costs of the Sub-Adviser and other ordinary operating expenses of the Trust, RMCI is periodically paid a comprehensive fee, at the annual rate of 1.50% per annum of the average daily net assets of the Fund.


      The Investment Management Agreement is subject to annual review and approval by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such renewal. The Agreement terminates automatically upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Adviser.



      THE SUB-ADVISER. Roanoke Asset Management ("Sub-Adviser"), 529 Fifth Avenue, New York, New York 10017, a registered investment Adviser, acts as Sub-Adviser to the Fund. The Adviser and Trust have entered into a Sub-Advisory Agreement with the Sub-Adviser pursuant to which the Adviser will pay any fees of the Sub-Adviser. The Sub-Advisory Agreement is subject to annual review and approval by the Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940, cast in person at a meeting called for purpose of voting on such renewal. The agreement automatically terminates upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Sub-Adviser.

      CUSTODIAN. The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 is Custodian for the cash and securities of the Trust. The Custodian maintains custody of the Trust's cash and securities, handles its securities settlements and performs transaction processing for receipts and disbursements in connection with the purchase and sale of the Trust's shares.
      DISTRIBUTION AGREEMENT. Resrv Partners, Inc. ("RESRV"), 810 Seventh Avenue, New York, New York 10019, is a distributor of the shares of the Trust. RESRV is a "principal underwriter" for the Trust within the meaning of the Investment Company Act of 1940, and as such acts as agent in arranging for the continuous offering of Trust shares. RESRV has the right to enter into dealer agreements with brokers or other persons of its choice for the sale of Trust shares. RESRV's principal business is the distribution of shares of mutual funds and it has retained no underwriting commissions during the last three fiscal years.

      The Distribution Agreement must be approved annually by the Trustees, including a majority of those who are not "interested persons," as defined in the Investment Company Act of 1940.

SERVICE PLAN. The Trust maintains a Service Plan ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a plan adopted by the Board and approved by its shareholders. Pursuant to the Plan, the Distributor or its affiliates may make payments ("assistance payments") to brokers, financial institutions and financial intermediaries ("payees") in respect of Trust shareholder accounts ("qualified accounts") as to which the payee has rendered distribution assistance or other services. The Distributor may also retain amounts to pay for advertising and marketing expenses. Assistance payments by the Distributor are made to payees at an annual rate of .25% of the average net asset value.
The Trustees have determined that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders and that its costs are primarily intended to result in the sale of the Trust's shares.

      Under the Plan, the Trust's officers report quarterly the amounts and purposes of assistance payments to the Trustees. During the continuance of the Plan the selection and nomination of the disinterested Trustees of the Trust are at the discretion of the disinterested Trustees currently in office.

      The Plan and related agreements may be terminated at any time by a vote of a majority of the outstanding voting securities of the Fund. The Plan and related agreements may be renewed from year to year if approved by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons", as defined in the Investment Company Act of 1940. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a majority vote of the Board of Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

      The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investment and the assistance payments received by such banks under the Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the Plan for activities not primarily intended to result in the sale of a Fund's shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court concerning payments to banks contemplated by the Plan, any such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states.

      INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P. 1301 Avenue of Americas, New York, New York 10019 is the Trust's independent accountants.

             PORTFOLIO TURNOVER, TRANSACTION CHARGES AND ALLOCATION

      The Fund will not attempt to achieve, nor will it be limited to, a predetermined rate of portfolio turnover. Turnover rate is the lesser of purchases or sales of portfolio securities for a year (excluding all securities with maturities of one year or less) divided by the monthly average of the market value of such securities.

      Subject to the overall supervision of the officers of the Trust, its Board of Trustees, and the Adviser, the Sub-Adviser places all orders for the purchase and sale of the Fund's investment securities. In general, in the purchase and sale of investment securities the Sub-Adviser will seek to obtain prompt and reliable execution of orders at the most favorable prices or yields. In determining best price and execution, the Sub-Adviser may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Fund's Sub-Adviser, and any statistical, research, or other services provided by the dealer. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined in good faith by the Fund's Sub-Adviser. Brokers or dealers who execute investment securities transactions for the Fund may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers. Subject to procedures adopted by, and the supervision of, the Board of Trustees, the Sub-Adviser is authorized to place portfolio transactions with brokers or dealers affiliated with it provided the commission or fee charged is comparable to that charged by non-affiliated brokers or dealers on comparable transactions involving similar securities being purchased or sold during a comparable period of time on a securities exchange. Any such transactions will be in accordance with Rule 17e-1 under the Investment Company Act of 1940.

      When transactions are made in the over-the-counter market, the Fund deals with the primary market makers unless more favorable prices are otherwise obtainable.


                         SHARES OF BENEFICIAL INTEREST

      The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an interest in the respective series of the Trust proportionately equal to the interest of each other share. If they deem it advisable in the best interests of shareholders, the Trustees of the Trust may classify or reclassify any unissued shares of the Trust by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of the stock. Any changes would be required to comply with any applicable state and Federal securities laws. These currently require that each series be preferred over all other series in respect of assets specifically allocated to such series. It is anticipated that under most circumstances, the rights of any additional series would be comparable unless otherwise required to respond to the particular situation. Upon liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of their respective series of the Trust available for distribution to such shareholders. No changes can be made to the Trust's issued shares without shareholder approval.

      Each Fund share when issued is fully paid, nonassessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of its series, equal rights to all dividends and other distributions from its series, and one vote for all purposes. Shares of separate series vote together for the election of Trustees and have noncumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      Regulations of the Securities and Exchange Commission provide that if a series is separately affected by a matter requiring a vote (election of Trustees, ratification of independent accountant selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the Trust as a whole), each such series votes separately. Each series votes separately on such matters as approval of the Investment Management Agreement and material amendments to the Plan, which require approval by a majority of the effected shareholders. For this purpose a "majority" is constituted by either 50% of all shares voting as a group or 67% of the shares voted as a group at a meeting of shareholders at which at least 50% of the shares of each group are represented.

      As of August 30, 1997, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Fund: Bruce R. Bent, 810 Seventh Avenue, NY, NY 10019 (5.3%) (Class A); Arthur T. Bent, 18 Heights Road, Plandome, NY 11030 (8.7%) (Class A); Christopher Vroom, 3011 Saint Paul St., Baltimore, MD 21218 (7.3%) (Class A); Bear Stearns, 1 Metrotech Center North, Brooklyn, NY 11201 (7.5%) (Class A); Mark G. Schoenberg, 7819 Wendy Ridge Lane, Amandale, Va 22003 (7.5%) (Class D) and Verner M. Swanson (14.1%)
(Class D).

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

      Redemption payments are normally made by check or wire transfer, but the Trust may be authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of portfolio instruments valued at the same time as the redemption net asset value is determined). The Trust has made an election committing it to pay in cash all requests for redemption from the series involved, by any shareholder or record, limited during any 90-day period to the lesser of $250,000 or 1% of the net assets of the series at the beginning of the period. The election is irrevocable pursuant to rules and regulations under the Investment Company Act or 1940 unless withdrawal is permitted by order of the Securities and Exchange Commission. In disposing of such securities an investor might incur transaction costs and on the date of disposition might receive an amount less than the net asset value of the redemption.

      DETERMINATION OF NET ASSET VALUE. Shares are offered at net asset value plus a sales charge (if applicable). The net asset value of each Fund and each class is calculated at the end of each business day (currently 4:00 PM New York time) that the New York Stock Exchange is open for trading and on other days there is a sufficient degree of trading to materially affect the Fund's net asset value. The net asset value is not calculated on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, Christmas Day and on other days the New York Stock Exchange is closed for trading. The net asset value per share of each class is determined by adding the value of all its securities and other assets, subtracting its liabilities and dividing the result by the total number of outstanding shares of each class that represent an interest in the Fund.

      Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the last bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities in foreign currencies are translated into United States dollars at the prevailing rates of exchange. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                            DISTRIBUTIONS AND TAXES

      The following is a general description of certain tax rules relating to the Fund. It is not exhaustive and prospective investors may wish to consult their tax advisers.

      The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 ("Code") so long as such qualification is in the best interests of shareholders. If it so qualifies, the Fund generally will not be subjected to federal income tax on such distributed amounts. Shareholders of the Fund, however, will be subject to federal income tax on any ordinary net income and net capital gains realized by the Fund and distributed to shareholders as regular or capital gains dividends, whether distributed in cash or in the form of additional shares. Net long term capital gains distributions will be taxable to shareholders as long term capital gains, regardless of the length of time the corresponding shares have been held.

      Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss (if the shares are capital assets in the shareholder's hands) and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

      In order to qualify as a "regulated investment company" under the Code, the Fund must, among other things, in each taxable year distribute at least 90% of its taxable income to shareholders, derive at least 90% of its gross income from dividends, interest and gains from the sale or disposition of securities and derive less than 30% of its gross income from the sale or disposition of securities held for less than three months. Accordingly, the Fund will be subject to certain restrictions including restrictions in the writing of options on securities which have been held for less than three months, purchasing and selling futures contracts held for less than three months, in the writing of options which expire in less than three months, and in effecting closing purchase transactions, with respect to options which have been written less than three months prior to such transactions.

      The Code imposes a non-deductible, 4% excise tax on regulated investment companies that do not distribute to their shareholders in each calendar year an amount equal to (i) 98% of their calendar year ordinary income; plus 98% of their capital gain net income (the excess of short and long term capital losses) for the one year period ending October 31. Dividends declared in December of any year to shareholders of record on any date in December will be deemed to have been received by the shareholders and paid by the Fund on the record date, provided such dividends are paid by February 1 as of the following year.

      Dividends and distributions declared payable to shareholders of record after September 30 of any year and paid before February 1 of the following year, are considered taxable income to shareholders on December 31 in the year declared even though paid in the next year.

      Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident aliens are urged to consult their own tax adviser concerning the applicability of the United States withholding tax.

      The Code includes rules applicable to certain listed options, futures contracts, and options on futures contracts which the Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, generally are required to be treated as sold at market value on the last day of such fiscal year and on certain other dates for federal income tax purposes ("marked-to-market"). Generally, over-the-counter options are not classified as Section 1256 contracts and are not subject to the mark-to market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by the Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.


      Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to Shareholders.

      The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, this amount, character and timing of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle position, the amount which may be distributed to Shareholder, and which, will be taxed as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

      The foregoing is a general summary of certain provisions of the Code and Treasury Regulations in effect. For the complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

      The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

      Dividends paid by the Fund are generally expected to be subject to any state or local taxes on income. Shareholders should consult their own attorneys or tax advisers about the tax consequences related to investing in the Fund.

                            PERFORMANCE INFORMATION

      The Fund may from time to time advertise its total return. Total return is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods or up to the life of the Fund that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                      P (1+T)n = ERV
      Where:          P =      a hypothetical initial payment of $1,000
                      T =      average annual total return
                      n =      number of years
                    ERV =      ending redeemable value of a hypothetical $1,000
                               payment made at the beginning of the 1, 5 or 10 year periods, at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

      In advertising and sales literature, the Fund may compare its performance to (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), the Russell 2000, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc. a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      The Fund may also compute aggregate total return for specified periods based on a hypothetical Fund account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of the account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.



      The Fund may also quote annual, average annual and annualized total return and aggregate total performance data both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Trustees of The Reserve Private Equity Series:


We have audited the accompanying statements of assets and liabilities of The Reserve Private Equity Series (comprising, respectively, Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund)) (collectively the "Trust"), including the schedules of portfolio investments, as of May 31, 1997, and the related statements of operations for the period presented, and the statements of changes in net assets and the financial highlights for each period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series constituting The Reserve Private Equity Series as of May 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.


New York, New York
June 27, 1997

                        THE RESERVE PRIVATE EQUITY SERIES
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BANKS (1.9%)
   BankBoston Corporation                                                     1,400               $102,200
                                                                                                  --------

   BEVERAGES (4.0%)
   PepsiCo, Inc.                                                              6,000                220,500
                                                                                                  --------

   BUILDING MATERIALS (1.8%)
*  American Standard Companies, Inc.                                          2,000                100,250
                                                                                                  --------

   CHEMICALS - MISCELLANEOUS (4.3%)
   ChemFirst, Inc.                                                            9,200                238,050
                                                                                                  --------

   COMPUTER SERVICES (2.2%)
*  Wang Laboratories, Inc.                                                    5,800                118,900
                                                                                                  --------

   COMPUTER SOFTWARE (5.8%)
*  CUC International, Inc.                                                    6,450                148,350
   National Data Corporation                                                  3,900                171,112
                                                                                                  --------
                                                                                                   319,462
                                                                                                  --------

   CONSUMER SERVICES (2.2%)
*  HFS, Inc.                                                                  2,200                118,525
                                                                                                  --------

   ELECTRONICS (6.8%)
   General Electric Company                                                   1,800                108,675
*  Perceptron, Inc.                                                           9,300                262,725
                                                                                                  --------
                                                                                                   371,400
                                                                                                  --------
   ENTERTAINMENT (3.1%)
   Walt Disney Company                                                        2,100                171,937
                                                                                                  --------

   FINANCIAL SERVICES (6.2%)
   Federal National Mortgage Association                                      5,200                226,850
   Pioneer Group, Inc.                                                        4,400                110,550
                                                                                                  --------
                                                                                                   337,400
                                                                                                  --------
   FOOD (2.3%)
*  Suiza Foods Corporation                                                    4,200                125,475
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.7%)
*  Assisted Living Concepts, Inc.                                             8,000                200,000
                                                                                                  --------

   MANAGED CARE (1.1%)
*  Physicians' Specialty Corporation                                         10,000                 61,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   MEDICAL SUPPLIES (1.3%)
*  LaserSight Corporation                                                    10,000             $   70,000
                                                                                                ----------

   MISCELLANEOUS CONSUMER (2.1%)
*  Gibson Greetings, Inc.                                                     5,300                115,275
                                                                                                ----------

   MISCELLANEOUS MANUFACTURING (5.6%)
   Warnaco Group, Inc.                                                        5,300                173,575
   Westinghouse Electric Corporation                                          6,500                131,625
                                                                                                ----------
                                                                                                   305,200
                                                                                                ----------

   MULTI-LINE INSURANCE (3.1%)
   The Hartford Financial Services Group, Inc.                                2,200                171,600
                                                                                                ----------

   OFFICE - BUSINESS EQUIPMENT (4.6%)
*  American Pad & Paper Company                                              13,500                249,750
                                                                                                ----------

   OIL/GAS EQUIPMENT SERVICES (2.0%)
*  Cairn Energy USA, Inc.                                                     9,200                108,675
                                                                                                ----------

   PACKAGED SOFTWARE (3.9%)
   Computer Associates International, Inc.                                    3,900                213,525
                                                                                                ----------

   PHARMACEUTICALS (7.1%)
*  Bio-Technology General Corporation                                         5,400                 78,300
   Eli Lilly & Company                                                        1,100                102,300
   Johnson & Johnson                                                          1,800                107,775
   Merck & Co., Inc.                                                          1,100                 98,863
                                                                                                ----------
                                                                                                   387,238
                                                                                                ----------
   PUBLISHING (4.2%)
   Harte-Hanks Communications                                                 7,800                233,025
                                                                                                ----------

   RADIO, TV & BROADCAST COMMUNICATION EQUIPMENT (4.6%)
*  American Radio Systems Corporation                                         1,400                 52,150
*  Sinclair Broadcast Group, Inc.                                             8,000                198,000
                                                                                                ----------
                                                                                                   250,150
                                                                                                ----------

   REAL ESTATE (4.6%)
   Insignia Financial Group, Inc., Class A                                   14,200                252,050
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                            SHARES/              VALUE
                                                                             UNITS              (NOTE 1)
                                                                             -----              --------
   SPECIAL INDUSTRIAL MACHINERY (3.1%)
   Thermo Electron Corporation                                                5,000          $     172,500
                                                                                             -------------

   TOTAL COMMON STOCKS (Cost $4,512,303) (91.6%)                                                 5,014,337

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  260,000                260,000
   Vista Treasury Plus Money Market Fund                                     70,000                 70,000
                                                                                             -------------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $330,000) (6.0%)                                          330,000
                                                                                             -------------

   TOTAL INVESTMENTS (Cost $4,842,303) (97.6%)                                                   5,344,337

   Other assets, less liabilities (2.4%)                                                           129,523
                                                                                             -------------
   NET ASSETS (100%)                                                                         $   5,473,860
                                                                                             =============


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $4,842,303, the aggregate gross unrealized appreciation for all investments was $707,511 and aggregate gross unrealized depreciation for all investments was $205,477.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   BASIC INDUSTRIAL COMMODITY (2.2%)
   First South Africa Corp, Ltd., 144A, 9%                         06/15/04        450,000      $  450,000
                                                                                                ----------

   BIO-TECHNOLOGY (3.9%)
   Chiron Corp., 144A, 1.9%                                        11/17/00        450,000         397,125
   NABI, Inc., 144A, 6.5%                                          02/01/03        500,000         414,375
                                                                                                ----------
                                                                                                   811,500
                                                                                                ----------

   COMMERCIAL SERVICES (1.8%)
   Pharmaceutical Marketing
     Services, Inc., 144A, 6.25%                                   02/01/03        450,000         360,000
                                                                                                ----------

   COMPUTER SOFTWARE (1.9%)
   MacNeal - Schwendler Corp., 7.875%                              08/18/04        400,000         392,000
                                                                                                ----------

   ELECTRONIC PRODUCTS - MISCELLANEOUS (1.9%)
   Trans-Lux Corp., 7.5%                                           12/01/06        375,000         390,000
                                                                                                ----------

   ENVIRONMENT - CONSULTING, ENGINEERING (1.1%)
   Roy F. Weston, Inc., 7%                                         04/15/02        270,000         229,500
                                                                                                ----------

   FOOD CHAINS (1.9%)
   Marsh Supermarkets, Inc., 7%                                    02/15/03        400,000         400,000
                                                                                                ----------

   GENERAL INDUSTRIAL MACHINE & EQUIPMENT (2.0%)
   Robbins & Myers, Inc., 6.5%                                     09/01/03        300,000         412,500
                                                                                                ----------

   HOTEL - MOTEL (3.4%)
   Hilton Hotels Corp., 5%                                         05/15/06        350,000         380,625
   Signature Resorts, Inc., 5.75%                                  01/15/07        350,000         316,750
                                                                                                ----------
                                                                                                   697,375
                                                                                                ----------

   MEDICAL - HMO (3.9%)
   FPA Medical Management, Inc., 6.5%                              12/15/01        400,000         421,000
   PhyMatrix Corp., 6.75%                                          06/15/03        450,000         389,250
                                                                                                ----------
                                                                                                   810,250
                                                                                                ----------

   OIL - DOMESTIC (2.7%)
   Lomak Petroleum, Inc., 144A, 6%                                 02/01/07        350,000         395,500
   Snyder Oil Corp., 7%                                            05/15/01        150,000         155,625
                                                                                                ----------
                                                                                                   551,125
                                                                                                ----------

   POLLUTION CONTROL (3.8%)
   USA Waste Services, Inc., 4%                                    02/01/02        350,000         362,250
   WMX Technologies, Inc., 2%                                      01/24/05        450,000         406,687
                                                                                                ----------
                                                                                                   768,937
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   PUBLISHING (2.0%)
   Scholastic Corp., 5%                                            08/15/05        500,000      $  403,750
                                                                                                ----------

   RETAIL STORES - DEPARTMENT (1.9%)
   Saks Holdings, Inc., 5.5%                                       09/15/06        450,000         398,250
                                                                                                ----------

   RETAIL - APPAREL (1.9%)
   Charming Shoppes, Inc., 7.5%                                    07/15/06        400,000         393,000
                                                                                                ----------

   RETAIL - SPECIALTY (1.8%)
   The Sports Authority, Inc., 5.25%                               09/15/01        400,000         360,500
                                                                                                ----------

   TRANSPORT - AIR FREIGHT (1.6%)
   Consolidated Logistics, 144A, 8%                                08/21/00        400,000         320,000
                                                                                                ----------

   WATER TREATMENT SYSTEMS (3.2%)
   United States Filter Corp., 4.5%                                12/15/01        650,000         665,438
                                                                                                ----------

   TOTAL CONVERTIBLE BONDS (Cost $8,647,471) (42.9%)                                             8,814,125
                                                                                                ----------


PREFERRED STOCKS

                                                                                                    VALUE
                                                                             SHARES                (NOTE 1)
                                                                             ------                --------
   BANKS (2.6%)
   National Australian Bank Ltd., 7.875%                                     20,000               $537,500
                                                                                                   -------

   CONTAINERS-METAL/GLASS (2.1%)
   Crown Cork & Seal Company, Inc., 4.5% 2/26/00                              8,000                434,000
                                                                                                   -------

   ENERGY (1.6%)
   Occidental Petroleum Corp., 144A, $3.875 Series 1993                       6,000                338,250
                                                                                                   -------

   ENTERTAINMENT (2.9%)
   Wellsford Residential Property, 7% Series A                               22,900                589,675
                                                                                                   -------

   FINANCIAL SERVICES (2.1%)
   SunAmerica, Inc., $3.1875 10/31/99                                        10,000                431,250
                                                                                                   -------

   GENERAL INDUSTRIAL MACHINES & EQUIPMENT (2.0%)
   Greenfield Industries, Inc., 144A, 6% 3/31/16                              9,000                409,500
                                                                                                   -------

   GLASS PRODUCTS (1.9%)
   Corning Delaware L.P., 6%                                                  5,000                399,375
                                                                                                   -------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


PREFERRED STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   GOLD MINING (1.6%)
   Coeur D'Alene Mines Corp., 7% 3/15/00                                     20,000             $  332,500
                                                                                                ----------

   HOTEL-MOTEL (1.8%)
   Host Marriott Corp., 144A, 6.75% 12/02/26                                  6,500                367,250
                                                                                                ----------

   MEDICAL - HMO (2.1%)
   Aetna, Inc., 6.25% 7/19/00                                                 4,700                431,225
                                                                                                ----------

   NATURAL GAS (2.0%)
   MCN Corp., 8.75% 4/30/99                                                  15,000                416,250
                                                                                                ----------

   OIL-DOMESTIC (5.5%)
   Mesa, Inc., 8%, Series A                                                  80,000                530,000
   Nuevo Energy, 5.75% 12/15/26 Series A                                      8,000                403,000
   Snyder Oil Corporation, $1.5                                               7,700                190,575
                                                                                                ----------
                                                                                                 1,123,575
                                                                                                ----------

   PAPER (1.9%)
   International Paper Co., 5.25% 7/20/25                                     7,500                386,250
                                                                                                ----------

   PUBLISHING (1.4%)
   Golden Books Family Entertainment, Inc., 144A,
     8.75% 8/20/16                                                            5,000                280,000
                                                                                                ----------

   PUBLISHING-NEWSPAPERS (2.1%)
   Hollinger International, Inc., 9.75% 8/01/00                              40,000                440,000
                                                                                                ----------

   REAL ESTATE (4.8%)
   Excel Realty, $2.125 Series A                                             16,000                426,000
   Redwood Trust, Inc., 9.74% Class B                                        10,000                567,500
                                                                                                ----------
                                                                                                   993,500
                                                                                                ----------

   RESTAURANTS (2.0%)
   Apple South, Inc., 144A, $3.5 3/01/27                                      7,000                420,875
                                                                                                ----------

   TELECOMMUNICATIONS (2.1%)
   Mobile Telecommunication
     Technologies Corp., 144A, $2.25                                         20,000                425,000
                                                                                                ----------

   TELECOMMUNICATIONS-BROADCAST (2.1%)
   Merrill Lynch & Company, 6% 6/01/99 Series COX                            20,000                427,500
                                                                                                ----------

TOTAL PREFERRED STOCKS (Cost $8,282,029) (44.6%)                                                $9,183,475
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


COMMON STOCKS

                                                                                                VALUE
                                                                             SHARES            (NOTE 1)
                                                                             ------            --------
   AEROSPACE (0.9%)
*  International Airline Support Group, Inc.                                 44,908        $       196,473
                                                                                           ---------------

   ENTERTAINMENT (1.4%)
*  Malibu Entertainment Worldwide, Inc.                                      70,000                280,000
                                                                                           ---------------

   MISCELLANEOUS MANUFACTURING (0.1%)
*  Disc Graphics, Inc. - Warrants Class "A", 11/01/99                        28,000                 21,000
                                                                                           ---------------

   NONHAZARDOUS WASTE DISPOSAL (0.2%)
*  Allied Waste Industries, Inc.                                              2,266                 33,423
                                                                                           ---------------

   OIL WELL SERVICES (3.6%)
*  SEACOR SMIT, Inc.                                                         14,400                745,200
                                                                                           ---------------

   PREHOSPITAL MEDICAL CARE, TRANSPORTATION (1.7%)
   Laidlaw, Inc., Class B                                                    25,663                346,451
                                                                                           ---------------

   TELECOMMUNICATIONS (0.6%)
*  Mobile Telecommunication Technologies Corp.                               10,000                121,875
                                                                                           ---------------

   TOYS (2.1%)
   Hasbro, Inc.                                                              15,000                435,000
                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $1,876,695) (10.6%)                                                    2,179,422
                                                                                           ---------------

TOTAL INVESTMENT SECURITIES (Cost $18,806,195) (98.1%)                                     $    20,177,022

Other assets, less liabilities (1.9%)                                                              394,238
                                                                                           ---------------
NET ASSETS (100%)                                                                          $    20,571,260
                                                                                           ===============


   Value of investments are shown as a percentage of Net Assets

*  Non-income-producing security

   For Federal income tax purposes, the tax basis of investments owned at May 31, 1997 was $18,806,195, the aggregate gross unrealized appreciation for all investments was $1,553,782 and aggregate gross unrealized depreciation for all investments was $182,955.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BIO-TECHNOLOGY (1.9%)
*  Genzyme Corporation                                                        4,800               $114,600
                                                                                                  --------

   CAPITAL GOODS - DIVERSIFIED (2.4%)
   Danaher Corporation                                                        3,000                145,500
                                                                                                  --------

   CAPITAL GOODS/INDUSTRIAL (1.9%)
*  Vishay Intertechnology, Inc.                                               3,836                112,703
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (6.3%)
*  ANADIGICS, Inc.                                                            4,500                149,063
   ECI Telecommunications Ltd. Designs                                        6,300                145,687
*  Saville Systems Ireland plc                                                2,000                 85,250
                                                                                                  --------
                                                                                                   380,000
                                                                                                  --------
   COMMUNICATION - NETWORK (3.4%)
*  ICG Communications, Inc.                                                   5,000                 80,000
*  PairGain Technologies, Inc.                                                6,000                125,250
                                                                                                  --------
                                                                                                   205,250
                                                                                                  --------
   COMPUTER NETWORKING (3.3%)
*  Ascend Communications, Inc.                                                3,600                200,700
                                                                                                  --------

   COMPUTER PERIPHERAL EQUIPMENT (0.9%)
*  Dialogic Corporation                                                       1,800                 52,650
                                                                                                  --------

   COMPUTER SERVICES (4.6%)
*  HNC Software, Inc.                                                         5,200                171,600
*  Rational Software Corporation                                              5,400                101,925
                                                                                                  --------
                                                                                                   273,525
                                                                                                  --------
   COMPUTER SOFTWARE (3.1%)
*  Business Objects S. A. - ADR                                               5,200                 50,050
*  Media 100, Inc.                                                            8,000                 46,000
*  Sapient Corporation                                                        2,000                 89,500
                                                                                                  --------
                                                                                                   185,550
                                                                                                  --------

   CONSUMER GROWTH (8.3%)
*  Activision, Inc.                                                          16,000                208,000
*  Conso Products Company                                                     7,625                101,031
*  Electronic Arts, Inc.                                                      3,700                118,400
*  Lin Television Corporation                                                 1,700                 73,738
                                                                                                  --------
                                                                                                   501,169
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   ELECTRONIC PRODUCTS - MISCELLANEOUS (0.5%)
   AVX Corporation                                                            1,000               $ 27,250
                                                                                                  --------

   ENERGY (2.7%)
   Cross Timbers Oil Company                                                  8,250                159,844
                                                                                                  --------

   HEALTH (4.3%)
*  HCIA, Inc.                                                                 2,300                 56,925
*  National Dentex Corporation                                                6,000                104,250
*  PacifiCare Health Systems, Inc.                                            1,200                 95,100
                                                                                                  --------
                                                                                                   256,275
                                                                                                  --------

   HOUSEHOLD FURNISHINGS & APPLIANCES (2.8%)
*  Williams-Sonoma, Inc.                                                      4,500                165,938
                                                                                                  --------

   MANAGED CARE (7.4%)
*  CRA Managed Care, Inc.                                                     2,500                114,375
*  Healthsource, Inc.                                                         4,000                 86,000
*  MedPartners, Inc.                                                          7,100                134,900
*  PhyCor, Inc.                                                               3,787                108,402
                                                                                                  --------
                                                                                                   443,677
                                                                                                  --------

   MISCELLANEOUS CONSUMER (2.5%)
*  On Assignment, Inc.                                                        4,000                152,500
                                                                                                  --------

   OFFICE-BUSINESS EQUIPMENT (2.4%)
*  HPR, Inc.                                                                  9,000                146,250
                                                                                                  --------

   OFFSHORE DRILLING (1.6%)
*  Parker Drilling Company                                                   10,000                 96,250
                                                                                                  --------

   OIL WELL SERVICES (1.3%)
*  Dawson Production Services, Inc.                                           7,000                 78,750
                                                                                                  --------

   OPTICAL INSTRUMENTS AND LENSES (1.6%)
*  KLA-Tencor Corporation                                                     2,000                 95,125
                                                                                                  --------

   PAPER (1.2%)
*  Data Documents, Inc.                                                       6,000                 71,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   PHARMACEUTICALS (4.9%)
*  Centocor, Inc.                                                             3,200             $  112,800
*  Dura Pharmaceuticals, Inc.                                                 4,600                182,850
                                                                                                ----------
                                                                                                   295,650
                                                                                                ----------

   RESTAURANTS (0.4%)
*  Outback Steakhouse, Inc.                                                   1,000                 23,250
                                                                                                ----------

   RETAIL - SPECIALTY (10.6%)
*  Borders Group, Inc.                                                        7,900                171,825
*  Corporate Express, Inc.                                                    8,600                118,250
*  PetSmart, Inc.                                                             6,000                 73,500
*  Staples, Inc.                                                              6,325                139,150
*  The Sports Authority, Inc.                                                 7,500                135,000
                                                                                                ----------
                                                                                                   637,725
                                                                                                ----------
   SEMICONDUCTOR-RELATED DEVICES (5.4%)
*  Etec Systems, Inc.                                                         1,800                 80,100
   Intel Corporation                                                            800                121,200
*  LSI Logic Corporation                                                      3,000                125,250
                                                                                                ----------
                                                                                                   326,550
                                                                                                ----------

   SYSTEM SOFTWARE/CLIENT SERVER (1.6%)
*  Hummingbird Communications Ltd.                                            3,400                 96,900
                                                                                                ----------

   TELECOMMUNICATIONS EQUIPMENT (7.3%)
*  Comverse Technology, Inc.                                                  2,000                 91,500
*  DSC Communications Corporation                                             2,000                 51,125
*  Newbridge Networks Corporation                                             3,600                144,450
*  P-COM, Inc.                                                                3,200                103,200
*  Proxim, Inc.                                                               2,000                 51,250
                                                                                                ----------
                                                                                                   441,525
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,710,070) (94.6%)                                                 5,686,356
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


                                                                                                    VALUE
                                                                                  UNITS           (NOTE 1)
                                                                                  -----           --------
   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                       280,000         $  280,000
   U.S. Treasury Plus Money Market Fund                                          150,000            150,000
                                                                                                 ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $430,000) (7.2%)                                           430,000
                                                                                                 ----------

   TOTAL INVESTMENTS (Cost $5,140,070) (101.8%)                                                   6,116,356

   Liabilities, less other assets (-1.8%)                                                          (106,650)
                                                                                                 ----------
   NET ASSETS (100%)                                                                             $6,009,706
                                                                                                 ==========

   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned May 31, 1997 was $5,140,070, the aggregate gross unrealized appreciation for all investments was $1,463,144 and aggregate gross unrealized depreciation for all investments was $486,858.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIRLINES (3.8%)
   Southwest Airlines Company                                                 8,000               $206,000
                                                                                                  --------

   APPAREL MANUFACTURING (2.5%)
   Liz Claiborne, Inc.                                                        3,000                136,875
                                                                                                  --------

   BANKS (5.0%)
   State Street Corporation                                                   6,200                276,675
                                                                                                  --------

   CLOTHING (4.6%)
*  Jones Apparel Group, Inc.                                                  5,400                253,125
                                                                                                  --------

   COMPUTER MEMORY DEVICES (1.7%)
*  EMC Corporation                                                            2,300                 91,712
                                                                                                  --------

   COMPUTER MICROSYSTEMS (2.3%)
*  Dallas Semiconductor Corporation                                           3,200                123,600
                                                                                                  --------

   COMPUTER - PERIPHERAL EQUIPMENT (2.1%)
*  Adaptec, Inc.                                                              3,200                117,600
                                                                                                  --------

   COMPUTERS (8.2%)
*  Dell Computer Corporation                                                  2,100                236,250
*  Gateway 2000, Inc.                                                         3,200                212,400
                                                                                                  --------
                                                                                                   448,650
                                                                                                  --------

   FINANCIAL/BUSINESS SERVICES (17.1%)
   Bear Stearns Companies, Inc.                                               8,400                273,000
   Lehman Brothers Holdings, Inc.                                             5,400                218,025
   Merrill Lynch & Company                                                    2,300                243,800
   Paine Webber Group, Inc.                                                   5,700                202,350
                                                                                                  --------
                                                                                                   937,175
                                                                                                  --------

   GLASS PRODUCTS (3.5%)
   Corning, Inc.                                                              3,800                191,425
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.8%)
*  Tenet Healthcare Corporation                                               7,700                211,750
                                                                                                  --------

   LIFE/HEALTH INSURANCE (14.6%)
   Conseco, Inc.                                                              8,200                328,000
   SunAmerica, Inc.                                                           4,800                226,800
   Torchmark Corporation                                                      3,800                249,375
                                                                                                  --------
                                                                                                   804,175
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MISCELLANEOUS MANUFACTURING (4.0%)
   Minnesota Mining and Manufacturing Company                                 2,400             $  220,200
                                                                                                ----------

   MULTI-LINE INSURANCE (0.2%)
   Travelers Group, inc.                                                        200                 10,975
                                                                                                ----------

   PAPER (2.4%)
   International Paper Company                                                2,700                129,600
                                                                                                ----------

   RETAIL (4.1%)
*  Costco Companies, Inc.                                                     6,700                226,125
                                                                                                ----------

   RETAIL STORES (3.8%)
   Dayton Hudson Corporation                                                  4,400                211,750
                                                                                                ----------

   RETAIL STORES - GENERAL MERCHANDISING (3.4%)
   Dollar General Corporation                                                 5,500                184,938
                                                                                                ----------

   RETAIL - JEWELRY (2.4%)
   Tiffany & Company                                                          2,800                129,850
                                                                                                ----------

   TELEPHONE & TELEGRAPH APPARATUS (4.6%)
*  Tellabs, Inc.                                                              5,000                251,250
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,698,451) (94.1%)                                                 5,163,450

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund
   (Cost $80,000) (1.5%)                                                     80,000                 80,000
                                                                                                ----------

   TOTAL INVESTMENTS (Cost $4,778,451) (95.6%)                                                   5,243,450

   Other assets, less liabilities (4.4%)                                                           246,483
                                                                                                ----------
   NET ASSETS (100%)                                                                            $5,489,933
                                                                                                ==========


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned at May 31, 1997 was $4,778,451, the aggregated gross unrealized appreciation for all investments was $522,884 and aggregate gross unrealized depreciation for all investments was $57,885.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                                 SHARES          (NOTE 1)
                                                                                 ------          --------
   AUSTRALIA (0.7%)
   Australian Hospital Care Ltd.                                                  49,000        $   82,014
                                                                                                ----------

   DENMARK (2.6%)
*  Carli Gray International                                                        1,400            83,981
   Novo Nordisk                                                                    2,200           235,853
                                                                                                ----------
                                                                                                   319,834
                                                                                                ----------

   FINLAND (2.4%)
   Oy Nokia AB                                                                     2,300           150,810
   TT Tieto OY                                                                     1,700           143,340
                                                                                                ----------
                                                                                                   294,150
                                                                                                ----------

   FRANCE (6.3%)
   Altran Technologies                                                               500           160,632
*  Carrefour                                                                         360           236,937
   Pinault - Printemps - Redoute                                                     225            94,556
   Sidel                                                                           2,800           196,926
   Sodexho Alliance                                                                  150            69,810
                                                                                                ----------
                                                                                                   758,861
                                                                                                ----------

   GERMANY (4.9%)
   Altana AG                                                                         150           138,545
   Bayerische Motoren Werke (BMW) AG                                                 200           163,980
   Fresenius AG Pfd.                                                                 722           159,820
   Porsche AG Pfd.                                                                   110           132,802
                                                                                                ----------
                                                                                                   595,147
                                                                                                ----------

   HONG KONG (11.8%)
   Hang Seng Bank Ltd.                                                            18,000           216,056
   Henderson Land Development Company Ltd.                                        24,000           233,867
   Hong Kong & China Gas Company                                                 182,496           317,978
   HSBC Holdings                                                                   8,436           255,868
*  New World Infrastructure Ltd.                                                  19,000            59,222
   Sun Hung Kai Properties Ltd.                                                   20,000           245,870
   Wing Hang Bank Ltd.                                                            21,600           102,870
                                                                                                ----------
                                                                                                 1,431,731
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   INDONESIA (0.7%)
*  PT Bank International Indonesia                                           61,156              $  50,230
   PT Gudang Garam                                                            8,000                 34,497
   PT Steady Safe                                                             1,467                  1,612
                                                                                                 ---------
                                                                                                    86,339
                                                                                                 ---------

   ITALY (1.6%)
   Bulgari SpA                                                                7,200                142,514
*  Telecom Italia Mobile SpA                                                 28,600                 50,198
                                                                                                 ---------
                                                                                                   192,712
                                                                                                 ---------

   MALAYSIA (6.3%)
*  Arab-Malaysian Merchant Bank Berhad                                       16,000                101,242
   Berjaya Sports Toto Berhad                                                26,000                121,060
   Commerce Asset Holding Berhad                                             20,000                 58,103
   DCB Holdings Berhad                                                       32,000                103,152
   Gamuda Berhad                                                             17,333                 62,081
   Malayan Banking Berhad                                                    20,000                210,920
   United Engineers (Malaysia) Ltd.                                          13,000                105,022
                                                                                                 ---------
                                                                                                   761,580
                                                                                                 ---------

   NETHERLANDS (5.5%)
   Elsevier NV                                                                6,000                101,621
   Koninklijke Ahold NV                                                       2,245                170,695
   Koninklijke Ahrend Groep NV                                                1,500                 94,976
   Nutricia Verenidge Bedrijven N.V.                                            600                 93,616
*  Ordina Beheer N.V.                                                         1,040                 78,153
   Wolters Kluwer NV                                                          1,012                121,881
                                                                                                 ---------
                                                                                                   660,942
                                                                                                 ---------

   NORWAY (4.4%)
   Kverneland ASA                                                             3,200                 94,471
*  Merkantildata                                                              8,500                168,487
*  Tandberg ASA                                                               3,300                 39,897
*  Tandberg Television ASA                                                   13,200                120,619
   Tomra Systems ASA                                                          5,000                114,574
                                                                                                 ---------
                                                                                                   538,048
                                                                                                 ---------

   PHILIPPINES (1.2%)
*  Belle Corporation                                                        200,000                 53,091
*  DMCI Holdings, Inc.                                                      143,000                 86,765
                                                                                                 ---------
                                                                                                   139,856
                                                                                                 ---------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   SINGAPORE (9.7%)
   City Developments Limited                                                  9,000             $   83,677
   DBS Land Limited                                                          36,000                125,830
   Development Bank of Singapore Limited                                     15,000                187,697
   Oversea-Chinese Banking Corporation Ltd.                                  15,000                186,648
   Overseas Union Bank Ltd.                                                  20,000                137,015
   Parkway Holdings Limited                                                  43,000                213,422
   United Overseas Bank Ltd.                                                 10,000                102,761
   Wing Tai Holdings Ltd.                                                    45,000                134,009
                                                                                                ----------
                                                                                                 1,171,059
                                                                                                ----------

   SPAIN (3.8%)
   Banco Intercontinental Espanol, SA                                           900                152,410
   Electricas Reunidas de Zaragoza, SA                                        2,800                105,693
*  Sol Melia, SA                                                              5,600                207,896
                                                                                                ----------
                                                                                                   465,999
                                                                                                ----------

   SWEDEN (3.7%)
   Autoliv AB                                                                 6,000                212,604
   Ericsson Telefonaktiebolaget                                               6,800                239,192
                                                                                                ----------
                                                                                                   451,796
                                                                                                ----------

   SWITZERLAND (7.5%)
   Nestle SA                                                                     70                 87,215
   Novartis AG Regular Shares                                                   190                258,247
   Novartis AG                                                                   30                 40,882
   Roche Holding AG                                                              30                267,167
*  Roche Holding AG Warrants 98 "Jubilee"                                         8                    561
   Zurich Versicherungs                                                         700                257,681
                                                                                                ----------
                                                                                                   911,753
                                                                                                ----------
   THAILAND (0.2%)
   Central Pattana Public Company Ltd.                                       10,000                 26,653
*  Thai Farmers Bank Public Company Ltd. (Warrants)                             500                    501
                                                                                                ----------
                                                                                                    27,154
                                                                                                ----------
   UNITED KINGDOM (12.0%)
   Compass Group plc                                                         12,700                141,752
   HSBC Holdings plc                                                         12,758                396,565
   J.D. Wetherspoon plc                                                       4,618                100,004
   Lloyds TSB Group plc                                                      13,000                130,825
   Logica plc                                                                 6,600                 93,571
   Misys plc                                                                  5,400                122,581
   Serco Group plc                                                            8,200                 92,735
   Standard Chartered plc                                                    10,476                166,121
   Zeneca Group plc                                                           7,000                212,652
                                                                                                ----------
                                                                                                 1,456,806
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                             SHARES/              VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   UNITED STATES (11.7%)
   Credicorp Ltd., ADR                                                        5,000            $   112,500
   Panamerican Beverages, Inc., ADR                                          10,000                290,000
   Santa Isabel, ADR                                                          5,200                151,450
*  State Bank of India, ADR                                                  15,000                379,650
   Telecomunicacoes Brasileiras SA, ADR                                       1,400                194,600
   Telefonica de Argentina SA, ADR                                            5,000                181,250
   Telefonica del Peru SA, ADR                                                4,500                114,188
                                                                                               -----------
                                                                                                 1,423,638
                                                                                               -----------

TOTAL COMMON STOCKS (Cost $10,050,524)(97.0%)                                                   11,769,419

MONEY MARKET MUTUAL FUNDS
U.S. Government Money Market Mutual Fund
(Cost $250,000)(2.1%)                                                       250,000                250,000
                                                                                               -----------

TOTAL INVESTMENTS (Cost $10,300,524) (99.1%)                                                    12,019,419

Other assets, less liabilities (0.9%)                                                              109,835
                                                                                               -----------
NET ASSETS (100%)                                                                              $12,129,254
                                                                                               ===========

INDUSTRY COMPOSITION

INDUSTRY                                                                 PERCENT
--------                                                                 -------
Auto/Truck Manufacturers                                                   2.4
Bio Tech & Med Devices                                                     2.5
Cellular Telephone                                                         0.4
Commercial Banks                                                          22.1
Computer Software                                                          3.6
Computers & Peripheral                                                     2.7
Construction & Engineering                                                 2.6
Consumer Service                                                           2.3
Drug & Health Care                                                        10.8
Electric Power Utilities                                                   0.9
Entertainment & Leisure                                                    1.4
Financial Services                                                         5.2
Food Processing                                                            3.2
Lodging & Restaurants                                                      3.7
Machinery                                                                  4.2
Public Utilities                                                           2.6
Publishing                                                                 1.8
Real Estate Development                                                    6.1
Real Estate Investment                                                     0.9
Retailing                                                                  8.7
Telecommunications                                                         8.6
Tobacco                                                                    0.3
                                                                          ----

Industry percent of net assets                                            97.0%
Money Market Mutual Funds                                                  2.1%
Other assets, less liabilities                                             0.9%
                                                                          ----
Percent of Net Assets                                                      100%
                                                                          ----


   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $10,300,524, the aggregate gross unrealized appreciation for all investments was $2,002,534 and aggregate gross unrealized depreciation for all investments was $283,576.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES             (NOTE 1)
                                                                             ------             --------
   ATHLETIC FOOTWEAR/APPAREL (2.7%)
   Nike, Inc.                                                                 1,500           $     85,500
                                                                                              ------------

   BANKS (3.4%)
   Wells Fargo & Company                                                        400                105,400
                                                                                              ------------

   BEVERAGES (9.5%)
   Anheuser-Busch Companies, Inc.                                             2,400                102,900
   Coca-Cola Company                                                          1,700                116,025
   PepsiCo, Inc.                                                              2,100                 77,175
                                                                                              ------------
                                                                                                   296,100
                                                                                              ------------

   COMPUTER SOFTWARE (4.0%)
*  Microsoft Corporation                                                      1,000                124,000
                                                                                              ------------

   COMPUTERS (4.4%)
   Hewlett-Packard Company                                                    1,000                 51,500
   International Business Machines Corporation                                1,000                 86,500
                                                                                              ------------
                                                                                                   138,000
                                                                                              ------------

   CONSUMER PRODUCTS (8.1%)
   Clorox Company                                                             1,000                126,250
   Gillette Company                                                           1,400                124,425
                                                                                              ------------
                                                                                                   250,675
                                                                                              ------------

   DRUGS (4.1%)
   Abbott Labs                                                                2,000                126,000
                                                                                              ------------

   ENTERTAINMENT (3.9%)
   The Walt Disney Company (Holding Co.)                                      1,500                122,813
                                                                                              ------------

   FINANCIAL/BUSINESS SERVICES (8.4%)
   American Express Company                                                   2,000                139,000
   Charles Schwab Corporation                                                 3,000                121,875
                                                                                              ------------
                                                                                                   260,875
                                                                                              ------------

   FOOD (13.3%)
   Campbell Soup Company                                                      2,800                128,800
   Hershey Foods Corporation                                                  2,200                123,475
   Quaker Oats Company                                                        1,500                 61,875
   Wrigley (WM) Jr. Company                                                   1,700                100,725
                                                                                              ------------
                                                                                                   414,875
                                                                                              ------------
   HEALTH (3.2%)
   Becton, Dickinson & Company                                                2,000                 98,500
                                                                                              ------------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MEDICAL SUPPLIES (6.5%)
   Kimberly-Clark Corporation                                                 2,000             $  100,250
   Pfizer, Inc.                                                               1,000                102,875
                                                                                                ----------
                                                                                                   203,125
                                                                                                ----------
   PHARMACEUTICALS (10.7%)
   Eli Lilly & Company                                                        1,000                 93,000
   Johnson & Johnson                                                          1,900                113,763
   Merck & Company, Inc.                                                      1,400                125,825
                                                                                                ----------
                                                                                                   332,588
                                                                                                ----------

   PHOTOGRAPHY (3.2%)
   Eastman Kodak Company                                                      1,200                 99,450
                                                                                                ----------

   PUBLISHING (3.9%)
   Gannett Company, Inc.                                                      1,300                120,250
                                                                                                ----------

   PUBLISHING - NEWSPAPERS (2.8%)
   New York Times Company Class A                                             1,900                 87,518
                                                                                                ----------

   SEMICONDUCTOR - RELATED DEVICE (4.9%)
   Intel Corporation                                                          1,000                151,500
                                                                                                ----------

TOTAL COMMON STOCKS (Cost $2,260,193)(97.0%)                                                     3,017,169

MONEY MARKET MUTUAL FUNDS
Vista U.S. Government Money Market Fund
(Cost $135,000) (4.4%)                                                      135,000                135,000
                                                                                                ----------

TOTAL INVESTMENTS (Cost $2,395,193) (101.4%)                                                     3,152,169

Liabilities, less other assets (-1.4%)                                                             (42,189)
                                                                                                ----------
NET ASSETS (100%)                                                                               $3,109,980
                                                                                                ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $2,395,193, the aggregate gross unrealized appreciation for all investments was $758,447 and aggregate gross unrealized depreciation for all investments was $1,471.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIR FREIGHT (2.3%)
   Circle International Group, Inc.                                           3,300               $ 91,575
                                                                                                  --------

   AUTO PARTS-ORIGINAL EQUIPMENT (5.7%)
*  Gentex Corporation                                                         4,600                 92,575
   Paccar, Inc.                                                               3,000                135,750
                                                                                                  --------
                                                                                                   228,325
                                                                                                  --------

   BEVERAGES (3.6%)
*  Robert Mondavi Corporation                                                 3,200                142,400
                                                                                                  --------

   BUSINESS EQUIPMENT/SERVICE (2.5%)
*  Greenwich Air Services, Inc.                                               3,500                101,500
                                                                                                  --------

   CLOTHING (3.3%)
*  Fruit of the Loom, Inc.                                                    3,800                132,525
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (2.5%)
*  Qualcomm, Inc.                                                             2,100                101,325
                                                                                                  --------

   COMPUTER MICROSYSTEMS (4.6%)
*  Dallas Semiconductor Corporation                                           4,800                185,400
                                                                                                  --------

   COMPUTER SOFTWARE (1.8%)
*  Imnet Systems, Inc.                                                        2,900                 72,500
                                                                                                  --------

   COMPUTERS - PERIPHERAL EQUIPMENT (4.3%)
*  American Power Conversion Corp.                                            3,500                 81,375
*  MicroTouch Systems, Inc.                                                   3,600                 90,900
                                                                                                  --------
                                                                                                   172,275
                                                                                                  --------

   HOSPITAL SUPPLIES (2.7%)
*  Advanced Technology Laboratories, Inc.                                     2,800                108,500
                                                                                                  --------

   HOUSEHOLD FURNISHINGS APPLIANCE (7.6%)
   Bush Industries, Inc.                                                      4,000                 90,000
   Herman Miller, Inc.                                                        6,000                214,500
                                                                                                  --------
                                                                                                   304,500
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   INSTRUMENTS - SCIENTIFIC (2.0%)
*  Water Corporation                                                          2,500               $ 80,625
                                                                                                  --------

   LIFE INSURANCE (6.0%)
   Protective Life Corporation                                                3,000                134,250
   Western National Corporation                                               4,000                104,500
                                                                                                  --------
                                                                                                   238,750
                                                                                                  --------

   NURSING HOMES (3.0%)
*  Genesis Health Ventures, Inc.                                              3,600                118,350
                                                                                                  --------

   OIL/GAS EQUIPMENT SERVICES (10.1%)
*  Nuevo Energy Company                                                       3,300                143,962
*  Rowan Companies, Inc.                                                      5,700                131,813
   Tidewater, Inc.                                                            3,050                128,481
                                                                                                  --------
                                                                                                   404,256
                                                                                                  --------

   POLLUTION CONTROL (4.9%)
*  Newpark Resources, Inc.                                                    3,770                197,925
                                                                                                  --------

   RESTAURANTS (2.9%)
*  Cracker Barrel Old Country Store, Inc.                                     4,000                116,000
                                                                                                  --------

   RETAIL (2.5%)
*  Stein Mart, Inc.                                                           3,300                 99,825
                                                                                                  --------

   RETAIL-SPECIALTY (4.8%)
*  AutoZone, Inc.                                                             4,500                105,188
   Pier 1 Imports, Inc.                                                       3,800                 85,025
                                                                                                  --------
                                                                                                   190,213
                                                                                                  --------

   RETAIL STORES-DRUGS (3.3%)
*  CVS Corporation                                                            2,800                134,050
                                                                                                  --------

   SEMICONDUCTOR RELATED DEVICE (2.2%)
*  Photronics, Inc.                                                           2,000                 89,250
                                                                                                  --------

   SPECIAL INDUSTRIAL MACHINERY (6.0%)
   Briggs & Stratton Corporation                                              2,200                113,575
   Pentair Industries, Inc.                                                   3,800                124,925
                                                                                                  --------
                                                                                                   238,500
                                                                                                  --------

   TRUCKERS (3.9%)
*  Swift Transportation Co., Inc.                                             4,800                154,800
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

                                                                                                VALUE
                                                                             UNITS             (NOTE 1)
                                                                             -----             --------
   TOTAL COMMON STOCKS (Cost $3,064,256) (92.5%)                                              $3,703,369
                                                                                              ----------

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  185,000              185,000
   Vista Treasury Plus Money Market Fund                                    115,000              115,000
                                                                                              ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $300,000) (7.5%)                                        300,000
                                                                                              ----------

   TOTAL INVESTMENTS (Cost $3,364,256) (100.0%)                                                4,003,369

   Liabilities, less other assets (0.0%)                                                          (1,234)
                                                                                              ----------
   NET ASSETS (100%)                                                                          $4,002,135
                                                                                              ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $3,364,256, the aggregate gross unrealized appreciation for all investments was $695,869 and aggregate gross unrealized depreciation for all investments was $56,756.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 1997



                                                                 RESERVE           RESERVE          RESERVE
                                                                BLUE CHIP        CONVERTIBLE       EMERGING
                                                               GROWTH FUND     SECURITIES FUND    GROWTH FUND
                                                               -----------     ---------------    -----------
ASSETS
Investment in securities, at value
(cost  $4,842,303, $18,806,195,
$5,140,070, respectively)                                       $5,344,337       $20,177,022       $6,116,356
Cash                                                                50,872            51,574           32,911
Receivable for investment securities sold                           77,263           379,631               --
Dividends receivable                                                 2,268            32,187              290
Interest receivable                                                     21           154,372               26
                                                                ----------       -----------       ----------
  Total assets                                                   5,474,761        20,794,786        6,149,583
                                                                ----------       -----------       ----------
LIABILITIES
Payable for investment securities purchased                             --           223,126          139,257
Payable for fund shares redeemed                                        77                56               60
Other payables and accrued expenses                                    824               344              560
                                                                ----------       -----------       ----------
  Total liabilities                                                    901           223,526          139,877
                                                                ----------       -----------       ----------
NET ASSETS                                                      $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========


NET ASSETS CONSIST OF (Note 1):
Capital stock (Par Value $.001 per share)                       $      354       $     1,857       $      387
Additional paid in capital                                       4,125,193        18,809,616        5,620,631
Accumulated net realized gain (loss) on investments                846,279           218,279         (587,598)
Undistributed net investment income                                     --           170,681               --
Net unrealized appreciation on investments                         502,034         1,370,827          976,286
                                                                ----------       -----------       ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)                     $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========
CLASS A:
Net Assets                                                      $5,428,285       $20,552,883       $5,788,730
                                                                ----------       -----------       ----------

Shares Outstanding                                                 351,099         1,855,482          373,020
                                                                ----------       -----------       ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                                 $    15.46       $     11.08       $    15.52
                                                                ==========       ===========       ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)                   $    16.19       $     11.60       $    16.25
                                                                ==========       ===========       ==========
CLASS D:
Net Assets                                                      $   45,575       $    18,377       $  220,976
                                                                ----------       -----------       ----------

Shares Outstanding                                                   2,976             1,662           14,383
                                                                ----------       -----------       ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                           $    15.31       $     11.06       $    15.36
                                                                ==========       ===========       ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE           RESERVE            RESERVE
                                                     INFORMED INVESTORS   INTERNATIONAL        LARGE-CAP
                                                         GROWTH FUND       EQUITY FUND         VALUE FUND
                                                         -----------       -----------         ----------
ASSETS
Investment in securities, at value
(cost  $4,778,451, $10,300,524,
$2,395,193, respectively)                                 $5,243,450       $12,019,419         $3,152,169
Cash                                                          12,377           134,287             38,202
Receivable for investment securities sold                    665,504            56,644                 --
Dividends receivable                                           4,758            10,529              3,517
Interest receivable                                               52                --                 --
                                                          ----------       -----------         ----------
      Total assets                                         5,926,141        12,220,879          3,193,888
                                                          ----------       -----------         ----------

LIABILITIES
Payable for investment securities purchased                  433,793            91,069             83,370
Payable for fund shares redeemed                               2,212                63                 73
Other payables and accrued expenses                              203               493                465
                                                          ----------       -----------         ----------
      Total liabilities                                      436,208            91,625             83,908
                                                          ----------       -----------         ----------
NET ASSETS                                                $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========


NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                 $      478       $       963         $      213
Additional paid in capital                                 4,610,691        10,754,431          2,331,412
Accumulated net realized gain (loss) on investments
   and foreign currency transactions                         413,765          (345,098)            21,379
Net unrealized appreciation on investments and
   foreign currency transactions                             464,999         1,718,958            756,976
                                                          ----------       -----------         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)               $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========
CLASS A:
Net Assets                                                $5,476,969       $12,098,843         $3,054,239
                                                          ----------       -----------         ----------

Shares Outstanding                                           477,196           960,665            209,015
                                                          ----------       -----------         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                           $    11.48       $     12.59         $    14.61
                                                          ==========       ===========         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)             $    12.02       $     13.18         $    15.30
                                                          ==========       ===========         ==========
CLASS D:
Net Assets                                                $   12,964       $    30,411         $   55,741
                                                          ----------       -----------         ----------

Shares Outstanding                                             1,141             2,436*             3,841
                                                          ----------       -----------         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                     $    11.36       $     12.49         $    14.51
                                                          ==========       ===========         ==========


* Calculated net asset value differs from actual net asset value due to rounding of fractional shares.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE
                                                           MID-CAP
                                                         GROWTH FUND
                                                         -----------
ASSETS
Investment in securities, at value
(cost$3,364,256)                                         $4,003,369
Cash                                                         36,124
Receivable for investment securities sold                   111,383
Receivable for fund shares sold                              14,811
Dividends receivable                                          2,270
Interest receivable                                              16
                                                         ----------
  Total assets                                            4,167,973
                                                         ----------
LIABILITIES
Payable for investment securities purchased                 162,868
Payable for fund shares redeemed                              2,970
                                                         ----------
  Total liabilities                                         165,838
                                                         ----------
NET ASSETS                                               $4,002,135
                                                         ==========
NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                $      304
Additional paid in capital                                3,301,497
Accumulated net realized gain on investments                 61,221
Net unrealized appreciation on investments                  639,113
                                                         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)              $4,002,135
                                                         ==========
CLASS A:
Net Assets                                               $2,174,053
                                                         ----------

Shares Outstanding                                          164,702
                                                         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                          $    13.20
                                                         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)            $    13.82
                                                         ==========
CLASS D:
Net Assets                                               $1,828,082
                                                         ----------

Shares Outstanding                                          139,681
                                                         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                    $    13.09
                                                         ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                            STATEMENTS OF OPERATIONS



                                                RESERVE            RESERVE           RESERVE             RESERVE
                                               BLUE CHIP         CONVERTIBLE         EMERGING       INFORMED INVESTORS
                                              GROWTH FUND      SECURITIES FUND     GROWTH FUND         GROWTH FUND
                                              -----------      ---------------     -----------         -----------
                                                              September 3, 1996
                                                              (commencement of
                                              Year Ended       operations) to       Year Ended          Year Ended
                                             May 31, 1997       May 31, 1997       May 31, 1997        May 31, 1997
                                             ------------       ------------       ------------        ------------

INVESTMENT INCOME
Dividends                                     $   32,176        $   249,907       $     3,372*        $    24,627
Interest                                             896            363,077             1,049              41,386
                                              ----------        -----------       -----------         -----------
    Total investment income                       33,072            612,984             4,421              66,013

EXPENSES
Comprehensive fee (Note 3)                        79,311            205,951            98,087              83,573
12b-1 Fee (Note 4)
    Class A                                       13,038             34,294            15,631              13,889
    Class D                                          723                124             2,868                 161
                                              ----------        -----------       -----------         -----------
Total expenses                                    93,072            240,369           116,586              97,623
                                              ----------        -----------       -----------         -----------
    Less fees waived                                  --            188,113                --                  --
                                              ----------        -----------       -----------         -----------
    Net expenses                                      --             52,256                --                  --
                                              ----------        -----------       -----------         -----------

NET INVESTMENT INCOME (LOSS)                     (60,000)           560,728          (112,165)            (31,610)
                                              ----------        -----------       -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities              5,655,127         16,158,164         1,743,151          11,725,713
Cost of securities sold                        4,678,455         15,933,090         2,320,269          10,472,385
                                              ----------        -----------       -----------         -----------
Net realized gain (loss) on
    investments (Note 1)                         976,672            225,074          (577,118)          1,253,328
Net unrealized appreciation
    (depreciation) on investments               (642,561)         1,370,827          (847,249)         (1,975,139)
                                              ----------        -----------       -----------         -----------
Net realized and unrealized gain (loss)
    on investments                               334,111          1,595,901        (1,424,367)           (721,811)
                                              ----------        -----------       -----------         -----------
Net increase (decrease) in net assets
    resulting from operations                 $  274,111        $ 2,156,629       $(1,536,532)        $  (753,421)
                                              ==========        ===========       ===========         ===========


* Includes foreign tax withholding of $114


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                     STATEMENTS OF OPERATIONS - (CONTINUED)



                                             RESERVE           RESERVE          RESERVE
                                          INTERNATIONAL       LARGE-CAP         MID-CAP
                                           EQUITY FUND       VALUE FUND       GROWTH FUND
                                           -----------       ----------       -----------
                                           Year Ended        Year Ended       Year Ended
                                          May 31, 1997      May 31, 1997     May 31, 1997
                                          ------------      ------------     ------------
INVESTMENT INCOME
Dividends                                  $   97,550*        $ 32,111        $   13,610
Interest                                          561              212               533
                                           ----------         --------        ----------
    Total investment income                    98,111           32,323            14,143

EXPENSES
Comprehensive fee (Note 3)                    145,974           33,940            49,028
12b-1 Fee (Note 4)
    Class A                                    20,754            5,613             3,404
    Class D                                       231              172            19,070
                                           ----------         --------        ----------
Total expenses                                166,959           39,725            71,502
                                           ----------         --------        ----------

NET INVESTMENT LOSS                           (68,848)          (7,402)          (57,359)
                                           ----------         --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities           3,956,864          383,913         3,034,153
Cost of securities sold                     4,229,994          362,534         2,889,407
                                           ----------         --------        ----------
Net realized gain (loss) on
    investments and foreign
    currency transactions (Note 1)           (273,130)          21,379           144,746
Net unrealized appreciation
    on investments and foreign
    currency transactions                   1,387,936          686,853           185,442
                                           ----------         --------        ----------
Net realized and unrealized gain
    on investments and foreign
    currency transactions                   1,114,806          708,232           330,188
                                           ----------         --------        ----------
Net increase in net assets resulting
    from operations                        $1,045,958         $700,830        $  272,829
                                           ==========         ========        ==========


* Includes foreign tax withholding of $14,966


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                                        RESERVE CONVERTIBLE
                                                     RESERVE BLUE CHIP GROWTH FUND        SECURITIES FUND
                                                     -----------------------------      -------------------
                                                                                        September 3, 1996
                                                                                         (commencement of
                                                      Year Ended       Year Ended          operations) to
                                                     May 31, 1997     May 31, 1996          May 31, 1997
                                                     ------------     ------------      -------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income gain (loss)                $   (60,000)       $  (34,916)          $    560,728
   Net realized gain (loss) from investments            976,672            (2,045)               225,074
   Net unrealized appreciation (depreciation)
      from investments                                 (642,561)          975,733              1,370,827
                                                    -----------        ----------           ------------
   Net increase in net assets
      resulting from operations                         274,111           938,772              2,156,629
                                                    -----------        ----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     --                --                 (6,791)
   Net realized gain on investments                     (68,349)         (164,889)              (390,051)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  1,176,349         2,757,098             20,601,861
   Reinvestment of distributions                         68,323           164,889                201,224
   Cost of shares redeemed                           (1,148,732)         (517,167)            (1,991,612)
                                                    -----------        ----------           ------------
   Net increase in net assets resulting
      from capital share transactions                    95,940         2,404,820             18,811,473
                                                    -----------        ----------           ------------
   Net increase in net assets                           301,702         3,178,703             20,571,260
NET ASSETS:
   Beginning of period                                5,172,158         1,993,455                      0
                                                    -----------        ----------           ------------
   End of period (including undistributed
      net investment income of $0, $0
      and $170,681, respectively)                   $ 5,473,860        $5,172,158           $ 20,571,260
                                                    ===========        ==========           ============

                                                                                               RESERVE INTERNATIONAL
                                                    RESERVE EMERGING GROWTH FUND                   EQUITY FUND
                                                    -----------------------------        -------------------------------
                                                                                                         July 13, 1996
                                                                                                        (commencement of
                                                     Year Ended       Year Ended          Year Ended     operations) to
                                                    May 31, 1997     May 31, 1996        May 31, 1997     May 31, 1996
                                                    -----------------------------        -------------------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                              $  (112,165)       $  (57,980)       $   (68,848)       $  (17,145)
   Net realized gain (loss) from investments
      and foreign currency transactions                (577,118)           80,546           (273,130)          (71,968)
   Net unrealized appreciation (depreciation)
      from investments and foreign
      currency transactions                            (847,249)        1,655,638          1,387,936           331,022
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                      (1,536,532)        1,678,204          1,045,958           241,909
                                                    -----------        ----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                          --           (93,899)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  2,187,444         4,281,980          8,057,063         3,465,234
   Reinvestment of distributions                             --            93,770                 --                --
   Cost of shares redeemed                           (1,540,646)         (301,485)          (558,291)         (122,619)
                                                    -----------        ----------        -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                   646,798         4,074,265          7,498,772         3,342,615
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets               (889,734)        5,658,570          8,544,730         3,584,524
NET ASSETS:
   Beginning of period                                6,899,440         1,240,870          3,584,524                 0
                                                    -----------        ----------        -----------        ----------
   End of period                                    $ 6,009,706        $6,899,440        $12,129,254        $3,584,524
                                                    ===========        ==========        ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)




                                                                                                          RESERVE
                                                                RESERVE INFORMED                         LARGE-CAP
                                                              INVESTORS GROWTH FUND                      VALUE FUND
                                                         --------------------------------      -------------------------------
                                                                                                               January 2, 1996
                                                                                                              (commencement of
                                                          Year Ended         Year Ended          Year Ended     operations) to
                                                         May 31, 1997       May 31, 1996        May 31, 1997     May 31, 1996
                                                         -------------------------------       -------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                                   $   (31,610)       $  (147,983)       $    (7,402)       $   (1,091)
   Net realized gain from investments                      1,253,328            850,186             21,379                --
   Net unrealized appreciation (depreciation)
      from investments                                    (1,975,139)         1,109,280            686,853            70,123
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                             (753,421)         1,811,483            700,830            69,032
                                                         -----------        -----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                         (525,939)          (795,337)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                       1,400,871          6,254,939          1,345,107         1,165,180
   Reinvestment of distributions                             395,531            790,060                 --                --
   Cost of shares redeemed                                (1,435,172)        (8,490,282)          (167,017)           (3,152)
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets resulting
      from capital share transactions                        361,230         (1,445,283)         1,178,090         1,162,028
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets                    (918,130)          (429,137)         1,878,920         1,231,060

NET ASSETS:
   Beginning of period                                     6,408,063          6,837,200          1,231,060                 0
                                                         -----------        -----------        -----------        ----------
   End of period                                         $ 5,489,933        $ 6,408,063        $ 3,109,980        $1,231,060
                                                         ===========        ===========        ===========        ==========


                                                          RESERVE MID-CAP
                                                            GROWTH FUND
                                                   -------------------------------
                                                    Year Ended         Year Ended
                                                   May 31, 1997       May 31, 1996
                                                   ------------       ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                             $   (57,359)       $  (32,656)
   Net realized gain (loss) from investments           144,746           (83,525)
   Net unrealized appreciation from
      investments                                      185,442           453,671
                                                   -----------        ----------
   Net increase in net assets
      resulting from operations                        272,829           337,490
                                                   -----------        ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                 3,118,364         2,345,759
   Cost of shares redeemed                          (1,928,613)         (143,694)
                                                   -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                1,189,751         2,202,065
                                                   -----------        ----------
   Net increase in net assets                        1,462,580         2,539,555

NET ASSETS:
   Beginning of period                               2,539,555                 0
                                                   -----------        ----------
   End of period                                   $ 4,002,135        $2,539,555
                                                   ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997



1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


      The Reserve Private Equity Series (the "Trust") consists of the following funds: Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series.


      The Trust offers both Class A and Class D shares of each Fund. Class A shares are sold with an initial sales charge and Class D shares are sold without an initial sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan.

      The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

      SECURITY VALUATION

      Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and federal income tax purposes.

      Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 1997 as follows:

      [See table below]

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





                                                       Increase (Decrease)
                                                       -------------------
                                                          Undistributed
                                                              Net            Accumulated
                                                           Investment          Realized
      Reserve Fund                          Capital          Income             Gain
      ------------                          -------          ------             ----
      Blue Chip Growth Fund                (112,615)         60,000           52,615
      Emerging Growth Fund                 (112,165)        112,165               --
      Informed Investors Growth Fund        (31,610)         31,610               --
      International Equity Fund             (68,848)         68,848               --
      Large-Cap Value Fund                   (7,402)          7,402               --
      Mid-Cap Growth Fund                   (57,359)         57,359               --

      These reclassifications had no effect on net investment income, net realized gain on investments, or net assets for the year ended May 31, 1997.

      FOREIGN CURRENCY TRANSLATION

      With respect to the Reserve International Equity Fund, assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Trust does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.


      FEDERAL INCOME TAXES

      It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains to its shareholders. Accordingly, no federal income tax provision is required.


      For federal income tax purposes, the following Funds indicated below had capital loss carryforwards at May 31, 1997, which are available to offset future realized capital gains, if any:



                                                Capital loss         Expiration
                                                carryforward            year
                                                ------------            ----
      Reserve Emerging Growth Fund                $161,015              2005
      Reserve International Equity Fund             71,968              2004
      Reserve International Equity Fund            178,347              2005

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997






2.    INVESTMENT ACTIVITY

      The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended May 31, 1997, were as follows:

                                            Aggregate         Aggregate
      Reserve Fund                          Purchases           Sales
      ------------                          ---------           -----
      Blue Chip Growth Fund                $ 5,425,272       $ 5,655,127
      Convertible Securities Fund           34,711,469        16,158,164
      Emerging Growth Fund                   2,264,488         1,743,151
      Informed Investors Growth Fund        11,386,974        11,725,713
      International Equity Fund             11,336,214         3,956,864
      Large-Cap Value Fund                   1,507,717           383,913
      Mid-Cap Growth Fund                    4,017,934         3,034,153

3.    INVESTMENT MANAGEMENT AGREEMENT

      Reserve Management Company, Inc. (RMCI), serves as the Funds' investment adviser and pays substantially all ordinary operating expenses of the Funds for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of each Fund except for the International Equity Fund for which it receives 1.75%. RMCI is currently waiving a portion of its comprehensive fee in the Reserve Convertible Securities Fund.

      For each Fund, RMCI has entered into an Investment Subadvisory Agreement (the "Subadvisory Agreement") with the Sub-Advisers. It is the responsibility of a Sub-Adviser to make the day-to-day investment decisions for the Funds and to place the purchase and sales orders for securities transactions, subject in all cases to the general supervision of RMCI. For services under each Subadvisory Agreement, RMCI pays a fee up to an annual rate equal to the percentages specified in the table below of the corresponding Funds' average net assets.

                                                                                       Sub-Adviser's
      Reserve Fund                               Portfolio Sub-Adviser                      Fee
      ------------                               ---------------------                 -------------
      Blue Chip Growth Fund                      Trainer, Wortham & Company, Inc.           0.75%
      Convertible Securities Fund                New Vernon Advisors, Inc.                  0.75%
      Emerging Growth Fund                       Roanoke Asset Management Corp.             0.75%
      Informed Investors Growth Fund             T. H. Fitzgerald & Company                 0.75%
      International Equity Fund                  Pinnacle Associates Limited                0.875%
      Large-Cap Value Fund                       Siphron Capital Management                 0.75%
      Mid-Cap Growth Fund                        Southern Capital Advisors                  0.75%


      Trainer, Wortham & Company, Inc. owns 24% of the outstanding shares of the Reserve Blue Chip Growth Fund at May 31, 1997.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





      As of May 31, 1997, RMCI and affiliated persons owned 7%, 13%, 5%, 11%, 20%, and 25% of the Reserve Blue Chip Growth Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund, respectively. Taconic Petroleum Corp. owns 24% of Reserve Large-Cap Value Fund. Christopher E. Vroom owns 7% of the Reserve Emerging Growth Fund.



4.    DISTRIBUTION ASSISTANCE

      Pursuant to a Distribution Plan under Rule 12b-1, the Funds will make payments to Resrv Partners, Inc. (RPI), the Funds' distributor of .25% per annum for Class A shares and 1.00% per annum for Class D shares of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. For the year ended May 31, 1997, the Funds paid distribution expenses to RPI as follows:

      Reserve Fund                         Class A       Class D
      ------------                         -------       -------
      Blue Chip Growth Fund                $13,038       $   723
      Convertible Securities Fund*             283            14
      Emerging Growth Fund                  15,631         2,868
      Informed Investors Growth Fund        13,889           161
      International Equity Fund             20,754           231
      Large-Cap Value Fund                   5,613           172
      Mid-Cap Growth Fund                    3,404        19,070

   * RMCI waived 12b-1 fees of $34,011 and $110, for Reserve Convertible Securities Fund Class A and Class D, respectively, for the period September 3, 1996 (commencement of operations) to May 31, 1997.


5.    CAPITAL SHARE TRANSACTIONS

      Transactions in capital stock of each Fund for the period ended May 31, 1997, were as follows:

    RESERVE BLUE CHIP GROWTH FUND                          CLASS A                            CLASS D
    -----------------------------               --------------------------------      ------------------------
                                                          Year Ended                       Year Ended
                                                          May 31, 1997                     May 31, 1997
                                                --------------------------------      ------------------------
                                                 Shares                Amount         Shares           Amount
                                                -------             -----------       ------          --------
         Sold                                    76,231             $ 1,119,812        3,957          $ 56,537
         Reinvested                               4,875                  67,171           84             1,152
         Redeemed                               (74,089)             (1,092,588)      (3,930)          (56,144)
                                                -------             -----------       ------          --------
         Net increase                             7,017             $    94,395          111          $  1,545
                                                =======             ===========       ======          ========

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997




RESERVE CONVERTIBLE SECURITIES FUND                    CLASS A                                 CLASS D
-----------------------------------          -------------------------------       -------------------------------
                                                   September 3, 1996                       September 3, 1996
                                             (commencement of operations) to       (commencement of operations) to
                                                     May 31, 1997                             May 31, 1997
                                             -------------------------------       --------------------------------
                                               Shares             Amount           Shares                   Amount
                                             ----------        -----------         ------                  --------
        Sold                                  2,026,485        $20,572,892          2,814                  $ 28,969
        Reinvested                               19,551            201,111             11                       113
        Redeemed                               (190,554)        (1,979,449)        (1,163)                  (12,163)
                                              ---------        -----------         ------                  --------
        Net increase                          1,855,482        $18,794,554          1,662                  $ 16,919
                                              =========        ===========         ======                  ========

RESERVE EMERGING GROWTH FUND                              CLASS A                             CLASS D
---------------------------------             -------------------------------       ----------------------------
                                                        Year Ended                            Year Ended
                                                       May 31, 1997                          May 31, 1997
                                              -------------------------------       ----------------------------
                                              Shares                 Amount         Shares              Amount
                                              -------             -----------       ------             ---------
        Sold                                  117,069             $ 1,999,906       10,982             $ 187,538
        Redeemed                              (84,292)             (1,389,829)      (9,047)             (150,817)
                                              -------             -----------       ------             ---------
        Net increase                           32,777             $   610,077        1,935             $  36,721
                                              =======             ===========       ======             =========


RESERVE INFORMED INVESTORS GROWTH FUND                                CLASS A                                      CLASS D
--------------------------------------                   --------------------------------                -----------------------
                                                                    Year Ended                                    Year Ended
                                                                   May 31, 1997                                  May 31, 1997
                                                         --------------------------------                -----------------------
                                                          Shares                 Amount                  Shares           Amount
                                                         --------              ----------                ------           ------
        Sold                                              116,034             $ 1,389,343                  911            $11,528
        Reinvested                                         37,456                 395,531                   --              --
        Redeemed                                         (121,475)             (1,425,528)                (814)            (9,644)
                                                         --------              ----------                 ----            -------
        Net increase                                       32,015             $   359,346                   97            $ 1,884
                                                         ========              ==========                 ====            =======


RESERVE INTERNATIONAL EQUITY FUND                    CLASS A                                       CLASS D
---------------------------------          ---------------------------                  ---------------------------
                                                    Year Ended                                  Year Ended
                                                   May 31, 1997                                May 31, 1997
                                           ---------------------------                  ---------------------------
                                            Shares            Amount                    Shares              Amount
                                           -------          ----------                  ------              -------
        Sold                               689,779          $8,029,446                  2,446               $27,617
        Redeemed                           (47,041)           (551,604)                  (562)               (6,687)
                                           -------          ----------                  -----               -------
        Net increase                       642,738          $7,477,842                  1,884               $20,930
                                           =======          ==========                  =====               =======

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE LARGE-CAP VALUE FUND                     CLASS A                               CLASS D
-----------------------------            -------------------------             ----------------------
                                                Year Ended                           Year Ended
                                               May 31, 1997                          May 31, 1997
                                         -------------------------             ----------------------
                                          Shares          Amount               Shares         Amount
                                         -------        ----------             ------        --------
Sold                                     108,518        $1,276,605              5,080        $ 68,502
Redeemed                                 (11,940)         (151,013)            (1,239)        (16,004)
                                         -------        ----------             ------        --------
Net increase                              96,578        $1,125,592              3,841        $ 52,498
                                         =======        ==========             ======        ========

RESERVE MID-CAP GROWTH FUND                   CLASS A                              CLASS D
---------------------------           -------------------------           ---------------------------
                                            Year Ended                            Year Ended
                                           May 31, 1997                          May 31, 1997
                                      -------------------------           ---------------------------
                                      Shares           Amount               Shares           Amount
                                      -------        ----------           --------        -----------
Sold                                  198,244        $2,390,365             58,332        $   727,999
Redeemed                              (44,223)         (530,105)          (114,850)        (1,398,508)
                                      -------        ----------           --------        -----------
Net increase                          154,021         1,860,260            (56,518)       $  (670,509)
                                      =======        ==========           ========        ===========


Transactions in capital stock of each Fund for the period ended May 31, 1996, were as follows:

RESERVE BLUE CHIP GROWTH FUND                  CLASS A                             CLASS D
-----------------------------          -------------------------             --------------------
                                                                              February 13, 1996
                                                                               (commencement
                                              Year Ended                      of operations) to
                                             May 31, 1996                        May 31, 1996
                                       -------------------------             --------------------
                                        Shares          Amount               Shares       Amount
                                       -------        ----------             ------       -------
Sold                                   203,145        $2,716,393              2,865       $40,705
Reinvested                              12,752           164,889                 --            --
Redeemed                               (37,574)         (517,167)                --            --
                                       -------        ----------              -----       -------
Net increase                           178,323        $2,364,115              2,865       $40,705
                                       =======        ==========              =====       =======


RESERVE EMERGING GROWTH FUND                           CLASS A                          CLASS D
----------------------------                  -------------------------           ---------------------
                                                                                    February 26, 1996
                                                                                     (commencement
                                                     Year Ended                     of operations) to
                                                    May 31, 1996                      May 31, 1996
                                              -------------------------           ---------------------
                                              Shares           Amount             Shares        Amount
                                              -------        ----------           ------       --------
Sold                                          251,367        $4,052,411           12,448       $229,569
Reinvested                                      5,916            93,770               --             --
Redeemed                                      (18,653)         (301,485)              --             --
                                              -------        ----------           ------       --------
Net increase                                  238,630        $3,844,696           12,448       $229,569
                                              =======        ==========           ======       ========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND                          CLASS A                                CLASS D
--------------------------------------                 ---------------------------             ----------------------
                                                                                                  February 13, 1996
                                                                                                   (commencement
                                                                Year Ended                        of operations) to
                                                               May 31, 1996                         May 31, 1996
                                                       ---------------------------             ----------------------

                                                        Shares            Amount               Shares         Amount
                                                       --------        -----------             ------        --------
Sold                                                    458,428        $ 6,230,788              1,953        $ 24,151
Reinvested                                               56,312            790,060                 --              --
Redeemed                                               (639,631)        (8,479,206)              (909)        (11,076)
                                                       --------        -----------              -----        --------
Net increase                                           (124,891)       $(1,458,358)             1,044        $ 13,075
                                                       ========        ===========              =====        ========


RESERVE INTERNATIONAL EQUITY FUND                 CLASS A                            CLASS D
---------------------------------        --------------------------             ------------------
                                                July 13, 1995                    March 11, 1996
                                                (commencement                    (commencement
                                              of operations) to                 of operations) to
                                                May 31, 1996                      May 31, 1996
                                         --------------------------             ------------------
                                          Shares          Amount                Shares      Amount
                                         -------        ----------              ------      ------
Sold                                     329,964        $3,459,234                552       $6,000
Redeemed                                 (12,037)         (122,619)                --           --
                                         -------        ----------                ---       ------
Net increase                             317,927        $3,336,615                552       $6,000
                                         =======        ==========                ===       ======

RESERVE LARGE-CAP VALUE FUND                     CLASS A
----------------------------             ------------------------
                                              January 2, 1996
                                              (commencement
                                             of operations) to
                                                May 31, 1996
                                         -------------------------
                                         Shares           Amount
                                         -------        ----------
Sold                                     112,729        $1,165,180
Redeemed                                    (292)           (3,152)
                                         -------        ----------
Net increase                             112,437        $1,162,028
                                         =======        ==========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND                    CLASS A                           CLASS D
---------------------------            -----------------------           -------------------------
                                           March 13, 1996
                                            (Commencement
                                          of operations) to                   Year Ended
                                            May 31, 1996                     May 31, 1996
                                       -----------------------           -------------------------
                                       Shares         Amount             Shares           Amount
                                       ------        --------            -------        ----------
Sold                                   11,491        $139,077            207,997        $2,206,682
Redeemed                                 (810)        (10,000)           (11,798)         (133,694)
                                       ------        --------            -------        ----------
Net increase                           10,681        $129,077            196,199        $2,072,988
                                       ======        ========            =======        ==========


6.    MANAGEMENT'S USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



7.   FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

RESERVE BLUE CHIP GROWTH FUND                                  CLASS A                                          CLASS D
-----------------------------               -------------------------------------------------     ---------------------------------
                                                                             October 28, 1994                     February 13, 1996
                                                                             (commencement of                     (commencement of
                                             Year Ended       Year Ended      operations) to       Year Ended      operations) to
                                            May 31, 1997     May 31, 1996      May 31, 1995       May 31, 1997      May 31, 1996
                                            ------------     ------------    ----------------     ------------    -----------------
NET ASSET VALUE, beginning of period           $ 14.91           $12.03           $10.00           $ 14.88              $13.49
                                               -------           ------           ------           -------              ------
Income from investment operations
  Net investment loss                            (0.17)            (.10)            (.03)            (0.46)               (.04)
  Net realized and unrealized gain                0.91             3.62             2.06              1.08                1.43
                                               -------           ------           ------           -------              ------
Total from investment operations                  0.74             3.52             2.03              0.62                1.39
Less distribution from net realized gain          (.19)            (.64)              --              (.19)                 --
                                               -------           ------           ------           -------              ------
NET ASSET VALUE, end of period                 $ 15.46           $14.91           $12.03           $ 15.31              $14.88
                                               =======           ======           ======           =======              ======

Total Return                                      5.12 %          30.10 %          20.30%(2)          4.32 %             10.30 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $ 5,428           $5,130           $1,993           $    46              $   43
Ratio of expenses to average net assets
  before waiver                                   1.75 %           1.75 %           1.75%(1)          2.50 %               2.50 %(1)
Ratio of expenses to average net assets,
  net of waiver                                   1.75 %           1.75 %           1.73%(1)          2.50 %               2.50 %(1)
Ratio of net investment loss to
  average net assets, before waiver              (1.13)%          (0.94)%          (0.72)%(1)        (1.90)%              (1.70)%(1)
Ratio of net investment loss to average
  net assets, net of waiver                      (1.13)%          (0.94)%          (0.70)%(1)        (1.90)%              (1.70)%(1)
Portfolio turnover rate                            109 %             72 %             68 %             109 %                 72 %
Average commission per share on
  portfolio transactions                       $0.0419           $ 0.06              N/A           $0.0419              $ 0.06


RESERVE CONVERTIBLE SECURITIES FUND                              CLASS A                 CLASS D
-----------------------------------                         -----------------       -----------------
                                                            September 3, 1996       September 3, 1996
                                                            (commencement of        (commencement of
                                                             operations) to          operations) to
                                                              May 31, 1997            May 31, 1997
                                                            -----------------       -----------------
NET ASSET VALUE, beginning of period                             $ 10.00                $ 10.00
                                                                 -------                -------
Income from investment operations
  Net investment income                                             0.34                   0.33
  Net realized and unrealized gain (loss)                           0.99                   0.98
                                                                 -------                -------
Total from investment operations                                    1.33                   1.31
Less distribution from net investment
  income and realized gain                                          (.25)                  (.25)
                                                                 -------                -------
NET ASSET VALUE, end of period                                   $ 11.08                $ 11.06
                                                                 =======                =======

Total Return                                                       13.53 %(2)             13.33 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period                           $20,553               $     18
Ratio of expenses to average net assets before waiver               2.36 %(1)              3.37 %(1)
Ratio of expenses to average net assets, net of waiver              0.52 %(1)              0.83 %(1)
Ratio of net investment income to average
  net assets, before waiver                                         3.67 %(1)              2.57 %(1)
Ratio of net investment income to average net assets,
  net of waiver                                                     5.52 %(1)              5.12 %(1)
Portfolio turnover rate                                              113 %                  113 %
Average commission per share on
  portfolio transactions                                         $0.0564               $ 0.0564

----------------------------
(1)  Annualized
(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997

RESERVE EMERGING GROWTH FUND                                   CLASS A                                         CLASS D
----------------------------                  -----------------------------------------------    ---------------------------------
                                                                            November 14, 1994                    February 26, 1996
                                                                            (commencement of                     (commencement of
                                               Year Ended     Year Ended     operations) to       Year Ended      operations) to
                                              May 31, 1997   May 31, 1996     May 31, 1995       May 31, 1997      May 31, 1996
                                              ------------   ------------   -----------------    ------------    -----------------

NET ASSET VALUE, beginning of period            $ 19.56        $12.21            $10.00            $ 19.52            $16.88
                                                -------        ------            ------            -------            ------
Income from investment operations
  Net investment loss                             (0.28)         (.17)             (.09)             (0.49)             (.04)
  Net realized and unrealized gain (loss)         (3.76)         8.05              2.30              (3.67)             2.68
                                                -------        ------            ------            -------            ------
Total from investment operations                  (4.04)         7.88              2.21              (4.16)             2.64
Less distribution from net realized gain             --          (.53)               --                 --                --
                                                -------        ------            ------            -------            ------
NET ASSET VALUE, end of period                  $ 15.52        $19.56            $12.21            $ 15.36            $19.52
                                                =======        ======            ======            =======            ======

Total Return                                     (20.65)%       65.55 %           22.10 %(2)        (21.31)%           15.64%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period          $ 5,789        $6,657            $1,241            $   221            $  243
Ratio of expenses to average net assets            1.75 %        1.75 %            1.75 %(1)          2.50 %             2.50%(1)
Ratio of net investment loss to
  average net assets                              (1.69)%       (1.70)%           (1.62)%(1)         (2.45)%          (2.48)%(1)

Portfolio turnover rate                              28 %          38 %              43 %               28 %               38%
Average commission per share on
  portfolio transactions                        $0.0048        $ 0.01               N/A            $0.0048            $ 0.01

RESERVE INFORMED INVESTORS GROWTH FUND                        CLASS A                                          CLASS D
--------------------------------------       ------------------------------------------------       --------------------------------
                                                                            December 28, 1994                         March 22, 1996
                                                                            (commencement of                        (commencement of
                                              Year Ended    Year Ended       operations) to           Year Ended     operations) to
                                             May 31, 1997  May 31, 1996       May 31, 1995           May 31, 1997     May 31, 1996
                                             ------------  ------------     -----------------        ------------    ---------------
NET ASSET VALUE, beginning of period           $ 14.36         $11.99            $10.00                $ 14.33         $12.29
                                               -------         ------            ------                -------         ------
Income from investment operations
       Net investment loss                       (0.07)         (0.33)             (.07)                 (0.18)          (.06)
       Net realized and unrealized gain          (1.66)          3.87              2.06                  (1.64)          2.10
                                               -------         ------            ------                -------         ------
Total from investment operations                 (1.73)          3.54              1.99                  (1.82)          2.04
Less distribution from net realized gain         (1.15)         (1.17)               --                  (1.15)            --
                                               -------         ------            ------                -------         ------
NET ASSET VALUE, end of period                 $ 11.48         $14.36            $11.99                $ 11.36         $14.33
                                               =======         ======            ======                =======         ======

Total Return                                    (11.35)%        29.75 %           19.90 %(2)            (12.04)%        16.60 %(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period         $ 5,477         $6,393            $6,837                $    13         $   15
Ratio of expenses to average net assets           1.75 %         1.75 %            1.75 %(1)              2.50 %         2.50 %(1)
Ratio of net investment loss to
  average net assets                             (0.57)%        (1.57)%           (1.62)%(1)             (1.26)%        (2.32)%(1)

Portfolio turnover rate                            255 %          132 %              59 %                  255 %          132 %
Average commission per share on
  portfolio transactions                       $0.0612         $ 0.05               N/A                $0.0612         $ 0.05


----------------------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE INTERNATIONAL EQUITY FUND                             CLASS A                                      CLASS D
---------------------------------              --------------------------------------       --------------------------------------
                                                                      July 13, 1995                               March 11, 1996
                                                                    (commencement of                             (commencement of
                                                Year Ended           operations) to          Year Ended           operations) to
                                               May 31, 1997           May 31, 1996          May 31, 1997           May 31, 1996
                                               --------------------------------------       --------------------------------------
NET ASSET VALUE, beginning of period           $      11.26         $      10.00            $      11.25         $      10.79
                                               ------------         ------------            ------------         ------------
Income from investment operations
  Net investment loss                                 (0.07)                (.05)                  (0.15)                (.01)
  Net realized and unrealized gain                     1.40                 1.31                    1.39                  .47
                                               ------------         ------------            ------------         ------------
Total from investment operations                       1.33                 1.26                    1.24                  .46
                                               ------------         ------------            ------------         ------------
NET ASSET VALUE, end of period                 $      12.59         $      11.26            $      12.49         $      11.25
                                               ============         ============            ============         ============

Total Return                                          11.81%               12.60%(2)               11.02%                4.26%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $     12,099         $      3,578            $         30         $          6
Ratio of expenses to average net assets
  before waiver                                        2.00%                2.00%(1)                2.75%                2.75%(1)
Ratio of expenses to average net assets,
  net of waiver                                        2.00%                1.99%(1)                2.75%                2.75%(1)
Ratio of net investment loss to average
  net assets before waiver                             0.82%               (0.92)%(1)               1.63%               (0.70)%(1)
Ratio of net investment loss to average
  net assets net of waiver                             0.82%               (0.91)%(1)               1.63%               (0.70)%(1)
Portfolio turnover rate                                  52%                  70%                     52%                  70%
Average commission per share on
  portfolio transactions                       $     0.0273         $       0.02            $     0.0273         $       0.02


RESERVE LARGE-CAP VALUE FUND                                CLASS A                          CLASS D
----------------------------                  ------------------------------------       ----------------
                                                                   January 2, 1996
                                                                  (commencement of
                                               Year Ended          operations) to           Year Ended
                                              May 31, 1997          May 31, 1996           May 31, 1997
                                              ------------------------------------       ----------------
NET ASSET VALUE, beginning of period          $     10.95         $     10.00            $     10.95
                                              -----------         -----------            ===========
Income from investment operations
  Net investment loss                               (0.03)              (0.01)                 (0.05)
  Net realized and unrealized gain                   3.69                0.96                   3.61
                                              -----------         -----------            -----------
Total from investment operations                     3.66                0.95                   3.56
                                              -----------         -----------            -----------
NET ASSET VALUE, end of period                $     14.61         $     10.95            $     14.51
                                              ===========         ===========            ===========

Total Return                                        33.42%               9.50%(2)              32.51%(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     3,054         $     1,231            $        56
Ratio of expenses to average net assets              1.75%               1.75%(1)               2.50%
Ratio of net investment loss to average
  net assets                                        (0.32)%             (0.32)%(1)             (1.07)%

Portfolio turnover rate                                18%                  0 %                   18%
Average commission per share on
  portfolio transactions                      $    0.0684         $      0.08            $    0.0684

----------------------------
(1)  Annualized

(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND                                  CLASS A                                  CLASS D
---------------------------                   ------------------------------------       ----------------------------------
                                                                   March 13, 1996
                                                                  (commencement of
                                               Year Ended          operations) to         Year Ended          Year Ended
                                              May 31, 1997          May 31, 1996         May 31, 1997        May 31, 1996
                                              ------------------------------------       ----------------------------------
NET ASSET VALUE, beginning of period          $     12.29         $     10.94            $     12.27         $     10.00
                                              -----------         -----------            -----------         -----------
Income from investment operations
  Net investment loss                               (0.11)               (.01)                 (0.28)              (0.17)
  Net realized and unrealized gain                   1.02                1.36                   1.10                2.44
                                              -----------         -----------            -----------         -----------
Total from investment operations                     0.91                1.35                   0.82                2.27
                                              -----------         -----------            -----------         -----------
NET ASSET VALUE, end of period                $     13.20         $     12.29            $     13.09         $     12.27
                                              ===========         ===========            ===========         ===========

Total Return                                         7.40%              12.34%(2)               6.68%              22.70%

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     2,174         $       131            $     1,828         $     2,408
Ratio of expenses to average net assets              1.75%               1.74%(1)               2.50%               2.49%
Ratio of net investment loss to average
  net assets                                        (1.31)%             (0.97)%(1)             (2.08)%             (2.00)%

Portfolio turnover rate                               102%                 85%                   102%                 85%
Average commission per share on
  portfolio transactions                      $    0.0545         $      0.04            $    0.0545         $      0.04


----------------------------

    (1)  Annualized

    (2) Total return is not annualized, and does not reflect impact of sales load.

                         RESERVE PRIVATE EQUITY SERIES
                      RESERVE CONVERTIBLE SECURITIES FUND
                   810 SEVENTH AVENUE, NEW YORK, N.Y.  10019
                                 (800) 637-1700

                   ------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION


         This Statement of Additional Information describes Reserve Private Equity Series ("Trust") and the Reserve Convertible Securities Fund ("Convertible Securities Fund" or "Fund"). This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained (without charge) from Reserve Private Equity Series. This Statement is dated October 1, 1997.




                               TABLE OF CONTENTS

                                                                                                         Page
                                                                                                         ----
         Investment Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2
         Other Policies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2
         Trustees and Officers of the Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
         Investment Management and Other Agreements . . . . . . . . . . . . . . . . . . . . . . . . .     6
         Portfolio Turnover, Transaction Charges and Allocation . . . . . . . . . . . . . . . . . . .     8
         Shares of Beneficial Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8
         Purchase, Redemption and Pricing of Shares . . . . . . . . . . . . . . . . . . . . . . . . .     9
         Distributions and Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
         Performance Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12
         Ratings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
         Report of Independent Accountants  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    14
         Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    15

                             INVESTMENT POLICIES


         The Fund has adopted as fundamental policies the following limitations on its investment activities. These fundamental policies may not be changed without a majority vote of the Fund shareholders, as defined in the Investment Company Act of 1940. The Convertible Securities Fund may not:


         (1) borrow money except as a temporary measure for extraordinary or emergency proposes and then only in an amount not to exceed 33 1/3% of the market value of its assets; (2) issue senior securities as defined in the Investment Company Act of 1940 except that the Fund may borrow money in accordance with limitation (1); (3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws; (4) invest 25% or more of the value of its total assets in the securities of issues in any particular industry;
         (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts except the Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts; (6) invest in voting securities or in companies for the purpose of exercising control; and (7) purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

In addition to the fundamental investment policies listed above, the Fund has voluntarily adopted certain policies that may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders. In accordance with such policies and restrictions the Fund cannot:

         (1) purchase from or sell investment securities to any of the officers or Trustees of the Trust, its investment adviser, its investment sub-adviser, its principal underwriter or the officers, principals or directors of its investment adviser, investment sub-adviser or principal underwriter; and (2) purchase or retain securities of an issuer any of whose officers, directors, trustees or securityholders is an officer or Trustee of the Trust or a member, officer, director or trustee of the investment adviser or sub-adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one % (1/2 of 1%) of the securities (taken at market value) of such issuer and such individuals owning more than one-half of one % (1/2 of 1%) of such securities together beneficially own more than 5% of such securities or both.

As a non-diversified company, the Fund is permitted to invest all of its assets in a limited number of issuers. However, it intends to comply with Subchapter M of the Internal Revenue Code in order to qualify as a regulated investment company for federal income tax purposes. To so qualify, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the value of its total assets is represented by cash, cash items, securities issued by the U.S. Government or its agencies or instrumentalities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than the U.S. Government or its agencies or instrumentalities or regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. In the event of a decline in the market value of the securities of one or more such issuers exceeding 5%, an investment in the Fund could entail greater risk than in a fund which has a policy of diversification.

                                 OTHER POLICIES

LENDING OF SECURITIES. The Fund may, to increase its income, lend its securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the United States Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more negotiated loan fees, interest on securities used as collateral or interest on short term debt securities purchased with such collateral, either of which type of interest may be shared with the borrower. The Fund may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements including the rules of The New York Stock Exchange, which require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. While voting rights may pass with the loaned securities, if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Sub-Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 for which there is a readily available market will not be deemed to be illiquid if they meet guidelines established by the Board of the Trustees. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

DEFENSIVE POSITION. For temporary defensive purposes, the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such circumstances, the Fund will increase its position in debt securities, which may include short-term U.S. Government securities and U.S. dollar- or foreign currency-denominated short-term indebtedness, cash equivalents and fixed-income securities issued or guaranteed by governmental entities, or by companies or supranational organizations (e.g., International Bank for Reconstruction and Development and the European community) rated AA or better by Standard & Poor's Corporation, or Aa or better by Moody's Investor Service, Inc.; or if not so rated, of equivalent investment quality as determined by the Adviser. Apart from periods of defensive investment, the Fund may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in U.S. dollar-denominated money-market instruments.

                       TRUSTEES AND OFFICERS OF THE TRUST

+BRUCE R. BENT, President, Treasurer and Trustee, 810 Seventh Avenue, New York, New York 10019.

Mr. Bent is President, Treasurer, and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET"), Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity Series ("RPES"), Director, Vice President and Secretary of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation, and Chairman and Director of Resrv Partners, Inc. Before 1968, he was associated with Stone & Webster Securities Corp., and previously, Teachers Insurance and Annuity Association.

EDWIN EHLERT, JR., Trustee, 125 Elm Street, Westfield, New Jersey 07091.

Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency formerly called Travelong of Westfield, Inc.) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RNYTET, RTET and RPES.

HENRI W.  EMMET, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

Mr. Emmet retired as the Managing Director of Servus Associates, Inc., and U.S.A. Representative of the First National Bank of Southern Africa in 1996. He is currently Trustee of RF, RIT, RNYTET, RTET and RPES. Until 1989, he was Senior Vice President of the New York branch of Banque Nationale de Paris.

*+DONALD J. HARRINGTON, C.M., Trustee, St. John's University, Jamaica, New York 11439.

The Reverend Harrington is President of St. John's University (NY) and a Trustee of RF, RIT, RNYTET, RTET, and RPES. The Reverend Harrington served as President of Niagara University from 1984 to 1989 and was Executive Vice President of Niagara University from 1981 to 1984.

MICHELLE L. NEUFELD, Counsel and Secretary, 810 Seventh Avenue, New York, NY 10019.


Ms. Neufeld is Counsel and Secretary of RF, RIT, RTET, RNYTET, and RPES. Before joining The Reserve Funds in 1997, Ms. Neufeld was a staff attorney at NASD Regulation, Inc.


PAT A.  COLLETTI, Controller, 810 Seventh Avenue, New York, New York 10019.

Mr. Colletti is Controller of RF, RIT, RTET, RNYTET, and RPES. Prior to joining The Reserve Funds in 1985, Mr. Colletti was Supervisor of Accounting of Money Market Funds for the Dreyfus Corporation.

--------------------------------------
+Interested Trustee within the meaning of the Investment Company Act of 1940. *Father Harrington is a member of the Board of Directors of Bear, Stearns &
  Co., Inc.


Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


                               COMPENSATION TABLE


                                       AGGREGATE                                TOTAL COMPENSATION
                                      COMPENSATION                          FROM FUND AND FUND COMPLEX
NAME OF TRUSTEE                        FROM FUNDS*                    (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE*
------------------------------------------------------------------------------------------------------------
Edwin Ehlert, Jr.                          $120.09                                       $30,500
Henri W.  Emmet                            $133.87                                       $34,000
Rev.  Donald J.  Harrington                $118.11                                       $30,000


Amount shown are for the Fund's fiscal year ending May 31, 1997.

                   INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

THE ADVISER. Reserve Management Company, Inc. ("Adviser"), 14 Locust Place, Manhasset, New York 11030, a registered investment Adviser, manages the Trust and provides it with investment advice pursuant to an Investment Management Agreement. Under the Investment Management Agreement, the Adviser manages the Fund, including effecting purchases and sales of investment securities, is responsible for the day-to-day oversight of the Trust's operations and to otherwise administer the affairs of the Trust as it deems advisable subject to the overall control and direction of the Trustees and the investment policies and limitations of the Trust described in the Prospectus and Statement of Additional Information. RMCI pays all employee costs and other ordinary operating costs of each Fund pursuant to the Investment Management Agreement which include: registration fees paid to the commission and state regulators, costs associated with the annual update of each Fund's registration statement, auditing annual financial statements, and printing and mailing costs (exclusive of those associated with the Rule 12b-1 Plans). Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, payments made pursuant to the Trust's Service Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share.

For its management services, and for paying all of the employee costs, costs of the Sub-Adviser and other ordinary operating expenses of the Trust, RMCI is periodically paid a comprehensive fee, at the annual rate of 1.50% per annum of the average daily net assets of the Fund.


The Investment Management Agreement is subject to annual review and approval by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such renewal.

The Agreement terminates automatically upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Adviser.


THE SUB-ADVISER. New Vernon Advisors, Inc., ("Sub-Advisor"), 310 South Street, P.O. Box 1913, Morristown, NJ 07962, a registered investment Adviser, acts as Sub-Adviser to the Fund. The Adviser and Trust have entered into a Sub-Advisory Agreement with the Sub-Adviser pursuant to which the Adviser will pay any fees of the Sub-Adviser. The Sub-Advisory Agreement is subject to annual review and approval by the Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940, cast in person at a meeting called for purpose of voting on such renewal. The agreement automatically terminates upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Sub-Adviser.


CUSTODIAN. The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 is Custodian for the cash and securities of the Trust. The Custodian maintains custody of the Trust's cash and securities, handles its securities settlements and performs transaction processing for receipts and disbursements in connection with the purchase and sale of the Trust's shares.

DISTRIBUTION AGREEMENT. Resrv Partners, Inc. ("RESRV"), 810 Seventh Avenue, New York, New York 10019, is a distributor of the shares of the Trust. RESRV is a "principal underwriter" for the Trust within the meaning of the Investment Company Act of 1940, and as such acts as agent in arranging for the continuous offering of Trust shares. RESRV has the right to enter into dealer agreements with brokers or other persons of its choice for the sale of Trust shares. RESRV's principal business is the distribution of shares of mutual funds and it has retained no underwriting commissions during the last three fiscal years.

The Distribution Agreement must be approved annually by the Trustees, including a majority of those who are not "interested persons," as defined in the Investment Company Act of 1940.

SERVICE PLAN. The Trust maintains a Service Plan ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a plan adopted by the Board and approved by its shareholders. Pursuant to the Plan, the Distributor or its affiliates may make payments ("assistance payments") to brokers, financial institutions and financial intermediaries ("payees") in respect of Trust shareholder accounts ("qualified accounts") as to which the payee has rendered distribution assistance or other services. The Distributor may also retain amounts to pay for advertising and marketing expenses. Assistance payments by the Distributor are made to payees at an annual rate not to exceed .25% of the average net asset value. The Trustees have determined that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders and that its costs are primarily intended to result in the sale of the Trust's shares.

Under the Plan, the Trust's officers report quarterly the amounts and purposes of assistance payments to the Trustees. During the continuance of the Plan the selection and nomination of the disinterested Trustees of the Trust are at the discretion of the disinterested Trustees currently in office.

The Plan and related agreements may be terminated at any time by a vote of a majority of the outstanding voting securities of the Fund. The Plan and related agreements may be renewed from year to year if approved by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons", as defined in the Investment Company Act of 1940. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a majority vote of the Board of Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investment and the assistance payments received by such banks under the Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the Plan for activities not primarily intended to result in the sale of a Fund's shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court concerning payments to banks contemplated by the Plan, any such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states.

INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019 is the Trust's independent accountant.

             PORTFOLIO TURNOVER, TRANSACTION CHARGES AND ALLOCATION

The Fund will not attempt to achieve, nor will it be limited to, a predetermined rate of portfolio turnover. Turnover rate is the lesser of purchases or sales of portfolio securities for a year (excluding all securities with maturities of one year or less) divided by the monthly average of the market value of such securities.

Subject to the overall supervision of the officers of the Trust, its Board of Trustees, and the Adviser, the Sub-Adviser places all orders for the purchase and sale of the Fund's investment securities. In general, in the purchase and sale of investment securities the Sub-Adviser will seek to obtain prompt and reliable execution of orders at the most favorable prices or yields. In determining best price and execution, the Sub-Adviser may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Fund's Sub-Adviser, and any statistical, research, or other services provided by the dealer. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined in good faith by the Fund's Sub-Adviser. Brokers or dealers who execute investment securities transactions for the Fund may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers. Subject to procedures adopted by, and the supervision of, the Board of Trustees, the Sub-Adviser is authorized to place portfolio transactions with brokers or dealers affiliated with it provided the commission or fee charged is comparable to that charged by non-affiliated brokers or dealers on comparable transactions involving similar securities being purchased or sold during a comparable period of time on a securities exchange. Any such transactions will be in accordance with Rule 17e-1 under the Investment Company Act of 1940.

When transactions are made in the over-the-counter market, the Fund deals with the primary market makers unless more favorable prices are otherwise obtainable.

                         SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an interest in the respective series of the Trust proportionately equal to the interest of each other share. If they deem it advisable in the best interests of shareholders, the Trustees of the Trust may classify or reclassify any unissued shares of the Trust by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of the stock. Any changes would be required to comply with any applicable state and Federal securities laws. These currently require that each series be preferred over all other series in respect of assets specifically allocated to such series. It is anticipated that under most circumstances, the rights of any additional series would be comparable unless otherwise required to respond to the particular situation. Upon liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of their respective series of the Trust available for distribution to such shareholders. No changes can be made to the Trust's issued shares without shareholder approval.

Each Fund share when issued is fully paid, nonassessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of its series, equal rights to all dividends and other distributions from its series, and one vote for all purposes. Shares of separate series vote together for the election of Trustees and have noncumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Regulations of the Securities and Exchange Commission provide that if a series is separately affected by a matter requiring a vote (election of Trustees, ratification of independent accountant selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the Trust as a whole), each such series votes separately.
Each series votes separately on such matters as approval of the Investment Management Agreement and material amendments to the Plan, which require approval by a majority of the effected shareholders. For this purpose a "majority" is constituted by either 50% of all shares voting as a group or 67% of the shares voted as a group at a meeting of shareholders at which at least 50% of the shares of each group are represented.

As of August 30, 1997, the following persons owned of record or beneficially 5% or more of the Fund's Outstanding Shares: New Vernon Advisors, Inc., 310 South St., Morristown, NJ, 07962 (47.3%) (Class A); William E. Simon Foundation, 310 South St., Morristown, NJ 07962 (14.3%) (Class A); Donald Gummer, 310 South Street, P.O. Box 191, Morristown, NJ 07962 (8.8%) (Class A); Tonia A. Simon, 310 South Street, Morristown, NJ, 07960 (6.0%) (Class A); Julie Simon Munro, 310 South Street, P.O. Box 191, Morristown, NJ 07962 (5.2%) (Class A); Edwin
Ehlert, 47 Maddaket Ct., Scotch Plains, NJ 07076 (6.3%) (Class D); and Donna L. Sciarra, 1 Metrotech Center North, Brooklyn, NY 11201 (93.7%) (Class D).

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

Redemption payments are normally made by check or wire transfer, but the Trust may be authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of portfolio instruments valued at the same time as the redemption net asset value is determined). The Trust has made an election committing it to pay in cash all requests for redemption from the series involved, by any shareholder or record, limited during any 90-day period to the lesser of $250,000 or 1% of the net assets of the series at the beginning of the period. The election is irrevocable pursuant to rules and regulations under the Investment Company Act or 1940 unless withdrawal is permitted by order of the Securities and Exchange Commission. In disposing of such securities an investor might incur transaction costs and on the date of disposition might receive an amount less than the net asset value of the redemption.


DETERMINATION OF NET ASSET VALUE. Shares are offered at net asset value. The net asset value of the Fund is calculated at the end of each business day (currently 4:00 PM New York time) that the New York Stock Exchange is open for trading and on other days there is a sufficient degree of trading to materially affect the Fund's net asset value. The net asset value is not calculated on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, Christmas Day and on other days the New York Stock Exchange is closed for trading. The net asset value per share of the Fund is determined by adding the value of all its securities and other assets, subtracting its liabilities and dividing the result by the total number of outstanding shares in the Fund.


Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the last bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities in foreign currencies are translated into United States dollars at the prevailing rates of exchange. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                            DISTRIBUTIONS AND TAXES

The following is a general description of certain tax rules relating to the Fund. It is not exhaustive and prospective investors may wish to consult their tax advisers.

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 ("Code") so long as such qualification is in the best interests of shareholders. If it so qualifies, the Fund generally will not be subjected to federal income tax on such distributed amounts. Shareholders of the Fund, however, will be subject to federal income tax on any ordinary net income and net capital gains realized by the Fund and distributed to shareholders as regular or capital gains dividends, whether distributed in cash or in the form of additional shares. Net long term capital gains distributions will be taxable to shareholders as long term capital gains, regardless of the length of time the corresponding shares have been held.

Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss (if the shares are capital assets in the shareholder's hands) and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

In order to qualify as a "regulated investment company" under the Code, the Fund must, among other things, in each taxable year distribute at least 90% of its taxable income to shareholders, derive at least 90% of its gross income from dividends, interest and gains from the sale or disposition of securities and derive less than 30% of its gross income from the sale or disposition of securities held for less than three months. Accordingly, the Fund will be subject to certain restrictions including restrictions in the writing of options on securities which have been held for less than three months, purchasing and selling futures contracts held for less than three months, in the writing of options which expire in less than three months, and in effecting closing purchase transactions, with respect to options which have been written less than three months prior to such transactions.


The Code imposes a non-deductible, 4% excise tax on regulated investment companies that do not distribute to their shareholders in each calendar year an amount equal to (i) 98% of their calendar year ordinary income; plus 98% of their capital gain net income (the excess of short- and long-term capital losses) for the one year period ending October 31. Dividends declared in December of any year to shareholders of record on any date in December will be deemed to have been received by the shareholders and paid by the Fund on the record date, provided such dividends are paid by February 1 as of the following year.


Dividends and distributions declared payable to shareholders of record after September 30 of any year and paid before February 1 of the following year, are considered taxable income to shareholders on December 31 in the year declared even though paid in the next year.

Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident aliens are urged to consult their own tax adviser concerning the applicability of the United States withholding tax.


The Code includes rules applicable to certain listed options, futures contracts, and options on futures contracts which the Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, generally are required to be treated as sold at market value on the last day of such fiscal year and on certain other dates for federal income tax purposes ("marked-to-market"). Generally, over-the-counter options are not classified as Section 1256 contracts and are not subject to the mark-to market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by the Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.


Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to Shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, this amount, character and timing of gains or losses form the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle position, the amount which may be distributed to Shareholder, and which, will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

The foregoing is a general summary of certain provisions of the Code and Treasury Regulations in effect. For the complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

Dividends paid by the Fund are generally expected to be subject to any state or local taxes on income. Shareholders should consult their own attorneys or tax advisers about the tax consequences related to investing in the Fund.

                            PERFORMANCE INFORMATION

The Fund may from time to time advertise its total return. Total return is computed by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods or up to the life of the Fund that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                          P (1+T)n = ERV
              Where:      P       =   a hypothetical initial payment of $1,000
                          T       =   average annual total return
                          n       =   number of years
                          ERV     =   ending redeemable value of a hypothetical
                                      $1,000 payment made at the beginning of
                                      the 1, 5, or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof)


In advertising and sales literature, the Fund may compare its performance to
(i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), the Russell 2000, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


The Fund may also compute aggregate total return for specified periods based on a hypothetical Fund account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of the account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.


The Fund may also quote annual, average annual and annualized total return and aggregate total performance data both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.



Bond Ratings



         Moody's Investors Service, Inc.: Aaa -- judged to be the best quality, carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards; A -- possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa -- considered as medium grade obligations which are neither highly protected nor poorly secured. Moody's Investors Service, Inc. also applies numerical indicators, 1, 2 and 3, to rating categories Aa through Baa. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.



         Standard & Poor's Corporation: AAA -- highest grade obligations, possess the ultimate degree of protection as to principal and interest; AA -- also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree; A -- regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and principal are regarded as safe; BBB -regarded as having adequate capacity to pay interest and repay principal but are more susceptible than higher rated obligations to the adverse effects of changes in economic and trade conditions. Standard & Poor's Corporation applies indicators "+", no character, and "-" to the above rating categories AA through BBB. The indicators show relative standing within the major rating categories.



         Fitch Investors Services, Inc.: AAA -- Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate; AA -- Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active; their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien -- in many cases directly following an AAA security -- or the margin of safety is less strikingly broad; A -- A securities are strong investments and in many cases of highly active market, but are not so heavily protected as the two upper classes or possibly are of similar security but less quickly salable; as a class they are more sensitive in standing and market to material changes in current earnings of the company.



Commercial Paper Ratings



    Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2 and 3 are used to denote relative strength within this highest classification.



    Standard & Poor's Corporation: "A" is the highest commercial paper rating category utilized by S&P which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Trustees of The Reserve Private Equity Series:


We have audited the accompanying statements of assets and liabilities of The Reserve Private Equity Series (comprising, respectively, Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund)) (collectively the "Trust"), including the schedules of portfolio investments, as of May 31, 1997, and the related statements of operations for the period presented, and the statements of changes in net assets and the financial highlights for each period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series constituting The Reserve Private Equity Series as of May 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.


New York, New York
June 27, 1997

                        THE RESERVE PRIVATE EQUITY SERIES
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BANKS (1.9%)
   BankBoston Corporation                                                     1,400               $102,200
                                                                                                  --------

   BEVERAGES (4.0%)
   PepsiCo, Inc.                                                              6,000                220,500
                                                                                                  --------

   BUILDING MATERIALS (1.8%)
*  American Standard Companies, Inc.                                          2,000                100,250
                                                                                                  --------

   CHEMICALS - MISCELLANEOUS (4.3%)
   ChemFirst, Inc.                                                            9,200                238,050
                                                                                                  --------

   COMPUTER SERVICES (2.2%)
*  Wang Laboratories, Inc.                                                    5,800                118,900
                                                                                                  --------

   COMPUTER SOFTWARE (5.8%)
*  CUC International, Inc.                                                    6,450                148,350
   National Data Corporation                                                  3,900                171,112
                                                                                                  --------
                                                                                                   319,462
                                                                                                  --------

   CONSUMER SERVICES (2.2%)
*  HFS, Inc.                                                                  2,200                118,525
                                                                                                  --------

   ELECTRONICS (6.8%)
   General Electric Company                                                   1,800                108,675
*  Perceptron, Inc.                                                           9,300                262,725
                                                                                                  --------
                                                                                                   371,400
                                                                                                  --------
   ENTERTAINMENT (3.1%)
   Walt Disney Company                                                        2,100                171,937
                                                                                                  --------

   FINANCIAL SERVICES (6.2%)
   Federal National Mortgage Association                                      5,200                226,850
   Pioneer Group, Inc.                                                        4,400                110,550
                                                                                                  --------
                                                                                                   337,400
                                                                                                  --------
   FOOD (2.3%)
*  Suiza Foods Corporation                                                    4,200                125,475
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.7%)
*  Assisted Living Concepts, Inc.                                             8,000                200,000
                                                                                                  --------

   MANAGED CARE (1.1%)
*  Physicians' Specialty Corporation                                         10,000                 61,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   MEDICAL SUPPLIES (1.3%)
*  LaserSight Corporation                                                    10,000             $   70,000
                                                                                                ----------

   MISCELLANEOUS CONSUMER (2.1%)
*  Gibson Greetings, Inc.                                                     5,300                115,275
                                                                                                ----------

   MISCELLANEOUS MANUFACTURING (5.6%)
   Warnaco Group, Inc.                                                        5,300                173,575
   Westinghouse Electric Corporation                                          6,500                131,625
                                                                                                ----------
                                                                                                   305,200
                                                                                                ----------

   MULTI-LINE INSURANCE (3.1%)
   The Hartford Financial Services Group, Inc.                                2,200                171,600
                                                                                                ----------

   OFFICE - BUSINESS EQUIPMENT (4.6%)
*  American Pad & Paper Company                                              13,500                249,750
                                                                                                ----------

   OIL/GAS EQUIPMENT SERVICES (2.0%)
*  Cairn Energy USA, Inc.                                                     9,200                108,675
                                                                                                ----------

   PACKAGED SOFTWARE (3.9%)
   Computer Associates International, Inc.                                    3,900                213,525
                                                                                                ----------

   PHARMACEUTICALS (7.1%)
*  Bio-Technology General Corporation                                         5,400                 78,300
   Eli Lilly & Company                                                        1,100                102,300
   Johnson & Johnson                                                          1,800                107,775
   Merck & Co., Inc.                                                          1,100                 98,863
                                                                                                ----------
                                                                                                   387,238
                                                                                                ----------
   PUBLISHING (4.2%)
   Harte-Hanks Communications                                                 7,800                233,025
                                                                                                ----------

   RADIO, TV & BROADCAST COMMUNICATION EQUIPMENT (4.6%)
*  American Radio Systems Corporation                                         1,400                 52,150
*  Sinclair Broadcast Group, Inc.                                             8,000                198,000
                                                                                                ----------
                                                                                                   250,150
                                                                                                ----------

   REAL ESTATE (4.6%)
   Insignia Financial Group, Inc., Class A                                   14,200                252,050
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                            SHARES/              VALUE
                                                                             UNITS              (NOTE 1)
                                                                             -----              --------
   SPECIAL INDUSTRIAL MACHINERY (3.1%)
   Thermo Electron Corporation                                                5,000          $     172,500
                                                                                             -------------

   TOTAL COMMON STOCKS (Cost $4,512,303) (91.6%)                                                 5,014,337

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  260,000                260,000
   Vista Treasury Plus Money Market Fund                                     70,000                 70,000
                                                                                             -------------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $330,000) (6.0%)                                          330,000
                                                                                             -------------

   TOTAL INVESTMENTS (Cost $4,842,303) (97.6%)                                                   5,344,337

   Other assets, less liabilities (2.4%)                                                           129,523
                                                                                             -------------
   NET ASSETS (100%)                                                                         $   5,473,860
                                                                                             =============


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $4,842,303, the aggregate gross unrealized appreciation for all investments was $707,511 and aggregate gross unrealized depreciation for all investments was $205,477.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   BASIC INDUSTRIAL COMMODITY (2.2%)
   First South Africa Corp, Ltd., 144A, 9%                         06/15/04        450,000      $  450,000
                                                                                                ----------

   BIO-TECHNOLOGY (3.9%)
   Chiron Corp., 144A, 1.9%                                        11/17/00        450,000         397,125
   NABI, Inc., 144A, 6.5%                                          02/01/03        500,000         414,375
                                                                                                ----------
                                                                                                   811,500
                                                                                                ----------

   COMMERCIAL SERVICES (1.8%)
   Pharmaceutical Marketing
     Services, Inc., 144A, 6.25%                                   02/01/03        450,000         360,000
                                                                                                ----------

   COMPUTER SOFTWARE (1.9%)
   MacNeal - Schwendler Corp., 7.875%                              08/18/04        400,000         392,000
                                                                                                ----------

   ELECTRONIC PRODUCTS - MISCELLANEOUS (1.9%)
   Trans-Lux Corp., 7.5%                                           12/01/06        375,000         390,000
                                                                                                ----------

   ENVIRONMENT - CONSULTING, ENGINEERING (1.1%)
   Roy F. Weston, Inc., 7%                                         04/15/02        270,000         229,500
                                                                                                ----------

   FOOD CHAINS (1.9%)
   Marsh Supermarkets, Inc., 7%                                    02/15/03        400,000         400,000
                                                                                                ----------

   GENERAL INDUSTRIAL MACHINE & EQUIPMENT (2.0%)
   Robbins & Myers, Inc., 6.5%                                     09/01/03        300,000         412,500
                                                                                                ----------

   HOTEL - MOTEL (3.4%)
   Hilton Hotels Corp., 5%                                         05/15/06        350,000         380,625
   Signature Resorts, Inc., 5.75%                                  01/15/07        350,000         316,750
                                                                                                ----------
                                                                                                   697,375
                                                                                                ----------

   MEDICAL - HMO (3.9%)
   FPA Medical Management, Inc., 6.5%                              12/15/01        400,000         421,000
   PhyMatrix Corp., 6.75%                                          06/15/03        450,000         389,250
                                                                                                ----------
                                                                                                   810,250
                                                                                                ----------

   OIL - DOMESTIC (2.7%)
   Lomak Petroleum, Inc., 144A, 6%                                 02/01/07        350,000         395,500
   Snyder Oil Corp., 7%                                            05/15/01        150,000         155,625
                                                                                                ----------
                                                                                                   551,125
                                                                                                ----------

   POLLUTION CONTROL (3.8%)
   USA Waste Services, Inc., 4%                                    02/01/02        350,000         362,250
   WMX Technologies, Inc., 2%                                      01/24/05        450,000         406,687
                                                                                                ----------
                                                                                                   768,937
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   PUBLISHING (2.0%)
   Scholastic Corp., 5%                                            08/15/05        500,000      $  403,750
                                                                                                ----------

   RETAIL STORES - DEPARTMENT (1.9%)
   Saks Holdings, Inc., 5.5%                                       09/15/06        450,000         398,250
                                                                                                ----------

   RETAIL - APPAREL (1.9%)
   Charming Shoppes, Inc., 7.5%                                    07/15/06        400,000         393,000
                                                                                                ----------

   RETAIL - SPECIALTY (1.8%)
   The Sports Authority, Inc., 5.25%                               09/15/01        400,000         360,500
                                                                                                ----------

   TRANSPORT - AIR FREIGHT (1.6%)
   Consolidated Logistics, 144A, 8%                                08/21/00        400,000         320,000
                                                                                                ----------

   WATER TREATMENT SYSTEMS (3.2%)
   United States Filter Corp., 4.5%                                12/15/01        650,000         665,438
                                                                                                ----------

   TOTAL CONVERTIBLE BONDS (Cost $8,647,471) (42.9%)                                             8,814,125
                                                                                                ----------


PREFERRED STOCKS

                                                                                                    VALUE
                                                                             SHARES                (NOTE 1)
                                                                             ------                --------
   BANKS (2.6%)
   National Australian Bank Ltd., 7.875%                                     20,000               $537,500
                                                                                                   -------

   CONTAINERS-METAL/GLASS (2.1%)
   Crown Cork & Seal Company, Inc., 4.5% 2/26/00                              8,000                434,000
                                                                                                   -------

   ENERGY (1.6%)
   Occidental Petroleum Corp., 144A, $3.875 Series 1993                       6,000                338,250
                                                                                                   -------

   ENTERTAINMENT (2.9%)
   Wellsford Residential Property, 7% Series A                               22,900                589,675
                                                                                                   -------

   FINANCIAL SERVICES (2.1%)
   SunAmerica, Inc., $3.1875 10/31/99                                        10,000                431,250
                                                                                                   -------

   GENERAL INDUSTRIAL MACHINES & EQUIPMENT (2.0%)
   Greenfield Industries, Inc., 144A, 6% 3/31/16                              9,000                409,500
                                                                                                   -------

   GLASS PRODUCTS (1.9%)
   Corning Delaware L.P., 6%                                                  5,000                399,375
                                                                                                   -------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


PREFERRED STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   GOLD MINING (1.6%)
   Coeur D'Alene Mines Corp., 7% 3/15/00                                     20,000             $  332,500
                                                                                                ----------

   HOTEL-MOTEL (1.8%)
   Host Marriott Corp., 144A, 6.75% 12/02/26                                  6,500                367,250
                                                                                                ----------

   MEDICAL - HMO (2.1%)
   Aetna, Inc., 6.25% 7/19/00                                                 4,700                431,225
                                                                                                ----------

   NATURAL GAS (2.0%)
   MCN Corp., 8.75% 4/30/99                                                  15,000                416,250
                                                                                                ----------

   OIL-DOMESTIC (5.5%)
   Mesa, Inc., 8%, Series A                                                  80,000                530,000
   Nuevo Energy, 5.75% 12/15/26 Series A                                      8,000                403,000
   Snyder Oil Corporation, $1.5                                               7,700                190,575
                                                                                                ----------
                                                                                                 1,123,575
                                                                                                ----------

   PAPER (1.9%)
   International Paper Co., 5.25% 7/20/25                                     7,500                386,250
                                                                                                ----------

   PUBLISHING (1.4%)
   Golden Books Family Entertainment, Inc., 144A,
     8.75% 8/20/16                                                            5,000                280,000
                                                                                                ----------

   PUBLISHING-NEWSPAPERS (2.1%)
   Hollinger International, Inc., 9.75% 8/01/00                              40,000                440,000
                                                                                                ----------

   REAL ESTATE (4.8%)
   Excel Realty, $2.125 Series A                                             16,000                426,000
   Redwood Trust, Inc., 9.74% Class B                                        10,000                567,500
                                                                                                ----------
                                                                                                   993,500
                                                                                                ----------

   RESTAURANTS (2.0%)
   Apple South, Inc., 144A, $3.5 3/01/27                                      7,000                420,875
                                                                                                ----------

   TELECOMMUNICATIONS (2.1%)
   Mobile Telecommunication
     Technologies Corp., 144A, $2.25                                         20,000                425,000
                                                                                                ----------

   TELECOMMUNICATIONS-BROADCAST (2.1%)
   Merrill Lynch & Company, 6% 6/01/99 Series COX                            20,000                427,500
                                                                                                ----------

TOTAL PREFERRED STOCKS (Cost $8,282,029) (44.6%)                                                $9,183,475
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


COMMON STOCKS

                                                                                                VALUE
                                                                             SHARES            (NOTE 1)
                                                                             ------            --------
   AEROSPACE (0.9%)
*  International Airline Support Group, Inc.                                 44,908        $       196,473
                                                                                           ---------------

   ENTERTAINMENT (1.4%)
*  Malibu Entertainment Worldwide, Inc.                                      70,000                280,000
                                                                                           ---------------

   MISCELLANEOUS MANUFACTURING (0.1%)
*  Disc Graphics, Inc. - Warrants Class "A", 11/01/99                        28,000                 21,000
                                                                                           ---------------

   NONHAZARDOUS WASTE DISPOSAL (0.2%)
*  Allied Waste Industries, Inc.                                              2,266                 33,423
                                                                                           ---------------

   OIL WELL SERVICES (3.6%)
*  SEACOR SMIT, Inc.                                                         14,400                745,200
                                                                                           ---------------

   PREHOSPITAL MEDICAL CARE, TRANSPORTATION (1.7%)
   Laidlaw, Inc., Class B                                                    25,663                346,451
                                                                                           ---------------

   TELECOMMUNICATIONS (0.6%)
*  Mobile Telecommunication Technologies Corp.                               10,000                121,875
                                                                                           ---------------

   TOYS (2.1%)
   Hasbro, Inc.                                                              15,000                435,000
                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $1,876,695) (10.6%)                                                    2,179,422
                                                                                           ---------------

TOTAL INVESTMENT SECURITIES (Cost $18,806,195) (98.1%)                                     $    20,177,022

Other assets, less liabilities (1.9%)                                                              394,238
                                                                                           ---------------
NET ASSETS (100%)                                                                          $    20,571,260
                                                                                           ===============


   Value of investments are shown as a percentage of Net Assets

*  Non-income-producing security

   For Federal income tax purposes, the tax basis of investments owned at May 31, 1997 was $18,806,195, the aggregate gross unrealized appreciation for all investments was $1,553,782 and aggregate gross unrealized depreciation for all investments was $182,955.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BIO-TECHNOLOGY (1.9%)
*  Genzyme Corporation                                                        4,800               $114,600
                                                                                                  --------

   CAPITAL GOODS - DIVERSIFIED (2.4%)
   Danaher Corporation                                                        3,000                145,500
                                                                                                  --------

   CAPITAL GOODS/INDUSTRIAL (1.9%)
*  Vishay Intertechnology, Inc.                                               3,836                112,703
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (6.3%)
*  ANADIGICS, Inc.                                                            4,500                149,063
   ECI Telecommunications Ltd. Designs                                        6,300                145,687
*  Saville Systems Ireland plc                                                2,000                 85,250
                                                                                                  --------
                                                                                                   380,000
                                                                                                  --------
   COMMUNICATION - NETWORK (3.4%)
*  ICG Communications, Inc.                                                   5,000                 80,000
*  PairGain Technologies, Inc.                                                6,000                125,250
                                                                                                  --------
                                                                                                   205,250
                                                                                                  --------
   COMPUTER NETWORKING (3.3%)
*  Ascend Communications, Inc.                                                3,600                200,700
                                                                                                  --------

   COMPUTER PERIPHERAL EQUIPMENT (0.9%)
*  Dialogic Corporation                                                       1,800                 52,650
                                                                                                  --------

   COMPUTER SERVICES (4.6%)
*  HNC Software, Inc.                                                         5,200                171,600
*  Rational Software Corporation                                              5,400                101,925
                                                                                                  --------
                                                                                                   273,525
                                                                                                  --------
   COMPUTER SOFTWARE (3.1%)
*  Business Objects S. A. - ADR                                               5,200                 50,050
*  Media 100, Inc.                                                            8,000                 46,000
*  Sapient Corporation                                                        2,000                 89,500
                                                                                                  --------
                                                                                                   185,550
                                                                                                  --------

   CONSUMER GROWTH (8.3%)
*  Activision, Inc.                                                          16,000                208,000
*  Conso Products Company                                                     7,625                101,031
*  Electronic Arts, Inc.                                                      3,700                118,400
*  Lin Television Corporation                                                 1,700                 73,738
                                                                                                  --------
                                                                                                   501,169
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   ELECTRONIC PRODUCTS - MISCELLANEOUS (0.5%)
   AVX Corporation                                                            1,000               $ 27,250
                                                                                                  --------

   ENERGY (2.7%)
   Cross Timbers Oil Company                                                  8,250                159,844
                                                                                                  --------

   HEALTH (4.3%)
*  HCIA, Inc.                                                                 2,300                 56,925
*  National Dentex Corporation                                                6,000                104,250
*  PacifiCare Health Systems, Inc.                                            1,200                 95,100
                                                                                                  --------
                                                                                                   256,275
                                                                                                  --------

   HOUSEHOLD FURNISHINGS & APPLIANCES (2.8%)
*  Williams-Sonoma, Inc.                                                      4,500                165,938
                                                                                                  --------

   MANAGED CARE (7.4%)
*  CRA Managed Care, Inc.                                                     2,500                114,375
*  Healthsource, Inc.                                                         4,000                 86,000
*  MedPartners, Inc.                                                          7,100                134,900
*  PhyCor, Inc.                                                               3,787                108,402
                                                                                                  --------
                                                                                                   443,677
                                                                                                  --------

   MISCELLANEOUS CONSUMER (2.5%)
*  On Assignment, Inc.                                                        4,000                152,500
                                                                                                  --------

   OFFICE-BUSINESS EQUIPMENT (2.4%)
*  HPR, Inc.                                                                  9,000                146,250
                                                                                                  --------

   OFFSHORE DRILLING (1.6%)
*  Parker Drilling Company                                                   10,000                 96,250
                                                                                                  --------

   OIL WELL SERVICES (1.3%)
*  Dawson Production Services, Inc.                                           7,000                 78,750
                                                                                                  --------

   OPTICAL INSTRUMENTS AND LENSES (1.6%)
*  KLA-Tencor Corporation                                                     2,000                 95,125
                                                                                                  --------

   PAPER (1.2%)
*  Data Documents, Inc.                                                       6,000                 71,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   PHARMACEUTICALS (4.9%)
*  Centocor, Inc.                                                             3,200             $  112,800
*  Dura Pharmaceuticals, Inc.                                                 4,600                182,850
                                                                                                ----------
                                                                                                   295,650
                                                                                                ----------

   RESTAURANTS (0.4%)
*  Outback Steakhouse, Inc.                                                   1,000                 23,250
                                                                                                ----------

   RETAIL - SPECIALTY (10.6%)
*  Borders Group, Inc.                                                        7,900                171,825
*  Corporate Express, Inc.                                                    8,600                118,250
*  PetSmart, Inc.                                                             6,000                 73,500
*  Staples, Inc.                                                              6,325                139,150
*  The Sports Authority, Inc.                                                 7,500                135,000
                                                                                                ----------
                                                                                                   637,725
                                                                                                ----------
   SEMICONDUCTOR-RELATED DEVICES (5.4%)
*  Etec Systems, Inc.                                                         1,800                 80,100
   Intel Corporation                                                            800                121,200
*  LSI Logic Corporation                                                      3,000                125,250
                                                                                                ----------
                                                                                                   326,550
                                                                                                ----------

   SYSTEM SOFTWARE/CLIENT SERVER (1.6%)
*  Hummingbird Communications Ltd.                                            3,400                 96,900
                                                                                                ----------

   TELECOMMUNICATIONS EQUIPMENT (7.3%)
*  Comverse Technology, Inc.                                                  2,000                 91,500
*  DSC Communications Corporation                                             2,000                 51,125
*  Newbridge Networks Corporation                                             3,600                144,450
*  P-COM, Inc.                                                                3,200                103,200
*  Proxim, Inc.                                                               2,000                 51,250
                                                                                                ----------
                                                                                                   441,525
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,710,070) (94.6%)                                                 5,686,356
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


                                                                                                    VALUE
                                                                                  UNITS           (NOTE 1)
                                                                                  -----           --------
   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                       280,000         $  280,000
   U.S. Treasury Plus Money Market Fund                                          150,000            150,000
                                                                                                 ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $430,000) (7.2%)                                           430,000
                                                                                                 ----------

   TOTAL INVESTMENTS (Cost $5,140,070) (101.8%)                                                   6,116,356

   Liabilities, less other assets (-1.8%)                                                          (106,650)
                                                                                                 ----------
   NET ASSETS (100%)                                                                             $6,009,706
                                                                                                 ==========

   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned May 31, 1997 was $5,140,070, the aggregate gross unrealized appreciation for all investments was $1,463,144 and aggregate gross unrealized depreciation for all investments was $486,858.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIRLINES (3.8%)
   Southwest Airlines Company                                                 8,000               $206,000
                                                                                                  --------

   APPAREL MANUFACTURING (2.5%)
   Liz Claiborne, Inc.                                                        3,000                136,875
                                                                                                  --------

   BANKS (5.0%)
   State Street Corporation                                                   6,200                276,675
                                                                                                  --------

   CLOTHING (4.6%)
*  Jones Apparel Group, Inc.                                                  5,400                253,125
                                                                                                  --------

   COMPUTER MEMORY DEVICES (1.7%)
*  EMC Corporation                                                            2,300                 91,712
                                                                                                  --------

   COMPUTER MICROSYSTEMS (2.3%)
*  Dallas Semiconductor Corporation                                           3,200                123,600
                                                                                                  --------

   COMPUTER - PERIPHERAL EQUIPMENT (2.1%)
*  Adaptec, Inc.                                                              3,200                117,600
                                                                                                  --------

   COMPUTERS (8.2%)
*  Dell Computer Corporation                                                  2,100                236,250
*  Gateway 2000, Inc.                                                         3,200                212,400
                                                                                                  --------
                                                                                                   448,650
                                                                                                  --------

   FINANCIAL/BUSINESS SERVICES (17.1%)
   Bear Stearns Companies, Inc.                                               8,400                273,000
   Lehman Brothers Holdings, Inc.                                             5,400                218,025
   Merrill Lynch & Company                                                    2,300                243,800
   Paine Webber Group, Inc.                                                   5,700                202,350
                                                                                                  --------
                                                                                                   937,175
                                                                                                  --------

   GLASS PRODUCTS (3.5%)
   Corning, Inc.                                                              3,800                191,425
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.8%)
*  Tenet Healthcare Corporation                                               7,700                211,750
                                                                                                  --------

   LIFE/HEALTH INSURANCE (14.6%)
   Conseco, Inc.                                                              8,200                328,000
   SunAmerica, Inc.                                                           4,800                226,800
   Torchmark Corporation                                                      3,800                249,375
                                                                                                  --------
                                                                                                   804,175
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MISCELLANEOUS MANUFACTURING (4.0%)
   Minnesota Mining and Manufacturing Company                                 2,400             $  220,200
                                                                                                ----------

   MULTI-LINE INSURANCE (0.2%)
   Travelers Group, inc.                                                        200                 10,975
                                                                                                ----------

   PAPER (2.4%)
   International Paper Company                                                2,700                129,600
                                                                                                ----------

   RETAIL (4.1%)
*  Costco Companies, Inc.                                                     6,700                226,125
                                                                                                ----------

   RETAIL STORES (3.8%)
   Dayton Hudson Corporation                                                  4,400                211,750
                                                                                                ----------

   RETAIL STORES - GENERAL MERCHANDISING (3.4%)
   Dollar General Corporation                                                 5,500                184,938
                                                                                                ----------

   RETAIL - JEWELRY (2.4%)
   Tiffany & Company                                                          2,800                129,850
                                                                                                ----------

   TELEPHONE & TELEGRAPH APPARATUS (4.6%)
*  Tellabs, Inc.                                                              5,000                251,250
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,698,451) (94.1%)                                                 5,163,450

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund
   (Cost $80,000) (1.5%)                                                     80,000                 80,000
                                                                                                ----------

   TOTAL INVESTMENTS (Cost $4,778,451) (95.6%)                                                   5,243,450

   Other assets, less liabilities (4.4%)                                                           246,483
                                                                                                ----------
   NET ASSETS (100%)                                                                            $5,489,933
                                                                                                ==========


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned at May 31, 1997 was $4,778,451, the aggregated gross unrealized appreciation for all investments was $522,884 and aggregate gross unrealized depreciation for all investments was $57,885.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                                 SHARES          (NOTE 1)
                                                                                 ------          --------
   AUSTRALIA (0.7%)
   Australian Hospital Care Ltd.                                                  49,000        $   82,014
                                                                                                ----------

   DENMARK (2.6%)
*  Carli Gray International                                                        1,400            83,981
   Novo Nordisk                                                                    2,200           235,853
                                                                                                ----------
                                                                                                   319,834
                                                                                                ----------

   FINLAND (2.4%)
   Oy Nokia AB                                                                     2,300           150,810
   TT Tieto OY                                                                     1,700           143,340
                                                                                                ----------
                                                                                                   294,150
                                                                                                ----------

   FRANCE (6.3%)
   Altran Technologies                                                               500           160,632
*  Carrefour                                                                         360           236,937
   Pinault - Printemps - Redoute                                                     225            94,556
   Sidel                                                                           2,800           196,926
   Sodexho Alliance                                                                  150            69,810
                                                                                                ----------
                                                                                                   758,861
                                                                                                ----------

   GERMANY (4.9%)
   Altana AG                                                                         150           138,545
   Bayerische Motoren Werke (BMW) AG                                                 200           163,980
   Fresenius AG Pfd.                                                                 722           159,820
   Porsche AG Pfd.                                                                   110           132,802
                                                                                                ----------
                                                                                                   595,147
                                                                                                ----------

   HONG KONG (11.8%)
   Hang Seng Bank Ltd.                                                            18,000           216,056
   Henderson Land Development Company Ltd.                                        24,000           233,867
   Hong Kong & China Gas Company                                                 182,496           317,978
   HSBC Holdings                                                                   8,436           255,868
*  New World Infrastructure Ltd.                                                  19,000            59,222
   Sun Hung Kai Properties Ltd.                                                   20,000           245,870
   Wing Hang Bank Ltd.                                                            21,600           102,870
                                                                                                ----------
                                                                                                 1,431,731
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   INDONESIA (0.7%)
*  PT Bank International Indonesia                                           61,156              $  50,230
   PT Gudang Garam                                                            8,000                 34,497
   PT Steady Safe                                                             1,467                  1,612
                                                                                                 ---------
                                                                                                    86,339
                                                                                                 ---------

   ITALY (1.6%)
   Bulgari SpA                                                                7,200                142,514
*  Telecom Italia Mobile SpA                                                 28,600                 50,198
                                                                                                 ---------
                                                                                                   192,712
                                                                                                 ---------

   MALAYSIA (6.3%)
*  Arab-Malaysian Merchant Bank Berhad                                       16,000                101,242
   Berjaya Sports Toto Berhad                                                26,000                121,060
   Commerce Asset Holding Berhad                                             20,000                 58,103
   DCB Holdings Berhad                                                       32,000                103,152
   Gamuda Berhad                                                             17,333                 62,081
   Malayan Banking Berhad                                                    20,000                210,920
   United Engineers (Malaysia) Ltd.                                          13,000                105,022
                                                                                                 ---------
                                                                                                   761,580
                                                                                                 ---------

   NETHERLANDS (5.5%)
   Elsevier NV                                                                6,000                101,621
   Koninklijke Ahold NV                                                       2,245                170,695
   Koninklijke Ahrend Groep NV                                                1,500                 94,976
   Nutricia Verenidge Bedrijven N.V.                                            600                 93,616
*  Ordina Beheer N.V.                                                         1,040                 78,153
   Wolters Kluwer NV                                                          1,012                121,881
                                                                                                 ---------
                                                                                                   660,942
                                                                                                 ---------

   NORWAY (4.4%)
   Kverneland ASA                                                             3,200                 94,471
*  Merkantildata                                                              8,500                168,487
*  Tandberg ASA                                                               3,300                 39,897
*  Tandberg Television ASA                                                   13,200                120,619
   Tomra Systems ASA                                                          5,000                114,574
                                                                                                 ---------
                                                                                                   538,048
                                                                                                 ---------

   PHILIPPINES (1.2%)
*  Belle Corporation                                                        200,000                 53,091
*  DMCI Holdings, Inc.                                                      143,000                 86,765
                                                                                                 ---------
                                                                                                   139,856
                                                                                                 ---------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   SINGAPORE (9.7%)
   City Developments Limited                                                  9,000             $   83,677
   DBS Land Limited                                                          36,000                125,830
   Development Bank of Singapore Limited                                     15,000                187,697
   Oversea-Chinese Banking Corporation Ltd.                                  15,000                186,648
   Overseas Union Bank Ltd.                                                  20,000                137,015
   Parkway Holdings Limited                                                  43,000                213,422
   United Overseas Bank Ltd.                                                 10,000                102,761
   Wing Tai Holdings Ltd.                                                    45,000                134,009
                                                                                                ----------
                                                                                                 1,171,059
                                                                                                ----------

   SPAIN (3.8%)
   Banco Intercontinental Espanol, SA                                           900                152,410
   Electricas Reunidas de Zaragoza, SA                                        2,800                105,693
*  Sol Melia, SA                                                              5,600                207,896
                                                                                                ----------
                                                                                                   465,999
                                                                                                ----------

   SWEDEN (3.7%)
   Autoliv AB                                                                 6,000                212,604
   Ericsson Telefonaktiebolaget                                               6,800                239,192
                                                                                                ----------
                                                                                                   451,796
                                                                                                ----------

   SWITZERLAND (7.5%)
   Nestle SA                                                                     70                 87,215
   Novartis AG Regular Shares                                                   190                258,247
   Novartis AG                                                                   30                 40,882
   Roche Holding AG                                                              30                267,167
*  Roche Holding AG Warrants 98 "Jubilee"                                         8                    561
   Zurich Versicherungs                                                         700                257,681
                                                                                                ----------
                                                                                                   911,753
                                                                                                ----------
   THAILAND (0.2%)
   Central Pattana Public Company Ltd.                                       10,000                 26,653
*  Thai Farmers Bank Public Company Ltd. (Warrants)                             500                    501
                                                                                                ----------
                                                                                                    27,154
                                                                                                ----------
   UNITED KINGDOM (12.0%)
   Compass Group plc                                                         12,700                141,752
   HSBC Holdings plc                                                         12,758                396,565
   J.D. Wetherspoon plc                                                       4,618                100,004
   Lloyds TSB Group plc                                                      13,000                130,825
   Logica plc                                                                 6,600                 93,571
   Misys plc                                                                  5,400                122,581
   Serco Group plc                                                            8,200                 92,735
   Standard Chartered plc                                                    10,476                166,121
   Zeneca Group plc                                                           7,000                212,652
                                                                                                ----------
                                                                                                 1,456,806
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                             SHARES/              VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   UNITED STATES (11.7%)
   Credicorp Ltd., ADR                                                        5,000            $   112,500
   Panamerican Beverages, Inc., ADR                                          10,000                290,000
   Santa Isabel, ADR                                                          5,200                151,450
*  State Bank of India, ADR                                                  15,000                379,650
   Telecomunicacoes Brasileiras SA, ADR                                       1,400                194,600
   Telefonica de Argentina SA, ADR                                            5,000                181,250
   Telefonica del Peru SA, ADR                                                4,500                114,188
                                                                                               -----------
                                                                                                 1,423,638
                                                                                               -----------

TOTAL COMMON STOCKS (Cost $10,050,524)(97.0%)                                                   11,769,419

MONEY MARKET MUTUAL FUNDS
U.S. Government Money Market Mutual Fund
(Cost $250,000)(2.1%)                                                       250,000                250,000
                                                                                               -----------

TOTAL INVESTMENTS (Cost $10,300,524) (99.1%)                                                    12,019,419

Other assets, less liabilities (0.9%)                                                              109,835
                                                                                               -----------
NET ASSETS (100%)                                                                              $12,129,254
                                                                                               ===========

INDUSTRY COMPOSITION

INDUSTRY                                                                 PERCENT
--------                                                                 -------
Auto/Truck Manufacturers                                                   2.4
Bio Tech & Med Devices                                                     2.5
Cellular Telephone                                                         0.4
Commercial Banks                                                          22.1
Computer Software                                                          3.6
Computers & Peripheral                                                     2.7
Construction & Engineering                                                 2.6
Consumer Service                                                           2.3
Drug & Health Care                                                        10.8
Electric Power Utilities                                                   0.9
Entertainment & Leisure                                                    1.4
Financial Services                                                         5.2
Food Processing                                                            3.2
Lodging & Restaurants                                                      3.7
Machinery                                                                  4.2
Public Utilities                                                           2.6
Publishing                                                                 1.8
Real Estate Development                                                    6.1
Real Estate Investment                                                     0.9
Retailing                                                                  8.7
Telecommunications                                                         8.6
Tobacco                                                                    0.3
                                                                          ----

Industry percent of net assets                                            97.0%
Money Market Mutual Funds                                                  2.1%
Other assets, less liabilities                                             0.9%
                                                                          ----
Percent of Net Assets                                                      100%
                                                                          ----


   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $10,300,524, the aggregate gross unrealized appreciation for all investments was $2,002,534 and aggregate gross unrealized depreciation for all investments was $283,576.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES             (NOTE 1)
                                                                             ------             --------
   ATHLETIC FOOTWEAR/APPAREL (2.7%)
   Nike, Inc.                                                                 1,500           $     85,500
                                                                                              ------------

   BANKS (3.4%)
   Wells Fargo & Company                                                        400                105,400
                                                                                              ------------

   BEVERAGES (9.5%)
   Anheuser-Busch Companies, Inc.                                             2,400                102,900
   Coca-Cola Company                                                          1,700                116,025
   PepsiCo, Inc.                                                              2,100                 77,175
                                                                                              ------------
                                                                                                   296,100
                                                                                              ------------

   COMPUTER SOFTWARE (4.0%)
*  Microsoft Corporation                                                      1,000                124,000
                                                                                              ------------

   COMPUTERS (4.4%)
   Hewlett-Packard Company                                                    1,000                 51,500
   International Business Machines Corporation                                1,000                 86,500
                                                                                              ------------
                                                                                                   138,000
                                                                                              ------------

   CONSUMER PRODUCTS (8.1%)
   Clorox Company                                                             1,000                126,250
   Gillette Company                                                           1,400                124,425
                                                                                              ------------
                                                                                                   250,675
                                                                                              ------------

   DRUGS (4.1%)
   Abbott Labs                                                                2,000                126,000
                                                                                              ------------

   ENTERTAINMENT (3.9%)
   The Walt Disney Company (Holding Co.)                                      1,500                122,813
                                                                                              ------------

   FINANCIAL/BUSINESS SERVICES (8.4%)
   American Express Company                                                   2,000                139,000
   Charles Schwab Corporation                                                 3,000                121,875
                                                                                              ------------
                                                                                                   260,875
                                                                                              ------------

   FOOD (13.3%)
   Campbell Soup Company                                                      2,800                128,800
   Hershey Foods Corporation                                                  2,200                123,475
   Quaker Oats Company                                                        1,500                 61,875
   Wrigley (WM) Jr. Company                                                   1,700                100,725
                                                                                              ------------
                                                                                                   414,875
                                                                                              ------------
   HEALTH (3.2%)
   Becton, Dickinson & Company                                                2,000                 98,500
                                                                                              ------------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MEDICAL SUPPLIES (6.5%)
   Kimberly-Clark Corporation                                                 2,000             $  100,250
   Pfizer, Inc.                                                               1,000                102,875
                                                                                                ----------
                                                                                                   203,125
                                                                                                ----------
   PHARMACEUTICALS (10.7%)
   Eli Lilly & Company                                                        1,000                 93,000
   Johnson & Johnson                                                          1,900                113,763
   Merck & Company, Inc.                                                      1,400                125,825
                                                                                                ----------
                                                                                                   332,588
                                                                                                ----------

   PHOTOGRAPHY (3.2%)
   Eastman Kodak Company                                                      1,200                 99,450
                                                                                                ----------

   PUBLISHING (3.9%)
   Gannett Company, Inc.                                                      1,300                120,250
                                                                                                ----------

   PUBLISHING - NEWSPAPERS (2.8%)
   New York Times Company Class A                                             1,900                 87,518
                                                                                                ----------

   SEMICONDUCTOR - RELATED DEVICE (4.9%)
   Intel Corporation                                                          1,000                151,500
                                                                                                ----------

TOTAL COMMON STOCKS (Cost $2,260,193)(97.0%)                                                     3,017,169

MONEY MARKET MUTUAL FUNDS
Vista U.S. Government Money Market Fund
(Cost $135,000) (4.4%)                                                      135,000                135,000
                                                                                                ----------

TOTAL INVESTMENTS (Cost $2,395,193) (101.4%)                                                     3,152,169

Liabilities, less other assets (-1.4%)                                                             (42,189)
                                                                                                ----------
NET ASSETS (100%)                                                                               $3,109,980
                                                                                                ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $2,395,193, the aggregate gross unrealized appreciation for all investments was $758,447 and aggregate gross unrealized depreciation for all investments was $1,471.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIR FREIGHT (2.3%)
   Circle International Group, Inc.                                           3,300               $ 91,575
                                                                                                  --------

   AUTO PARTS-ORIGINAL EQUIPMENT (5.7%)
*  Gentex Corporation                                                         4,600                 92,575
   Paccar, Inc.                                                               3,000                135,750
                                                                                                  --------
                                                                                                   228,325
                                                                                                  --------

   BEVERAGES (3.6%)
*  Robert Mondavi Corporation                                                 3,200                142,400
                                                                                                  --------

   BUSINESS EQUIPMENT/SERVICE (2.5%)
*  Greenwich Air Services, Inc.                                               3,500                101,500
                                                                                                  --------

   CLOTHING (3.3%)
*  Fruit of the Loom, Inc.                                                    3,800                132,525
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (2.5%)
*  Qualcomm, Inc.                                                             2,100                101,325
                                                                                                  --------

   COMPUTER MICROSYSTEMS (4.6%)
*  Dallas Semiconductor Corporation                                           4,800                185,400
                                                                                                  --------

   COMPUTER SOFTWARE (1.8%)
*  Imnet Systems, Inc.                                                        2,900                 72,500
                                                                                                  --------

   COMPUTERS - PERIPHERAL EQUIPMENT (4.3%)
*  American Power Conversion Corp.                                            3,500                 81,375
*  MicroTouch Systems, Inc.                                                   3,600                 90,900
                                                                                                  --------
                                                                                                   172,275
                                                                                                  --------

   HOSPITAL SUPPLIES (2.7%)
*  Advanced Technology Laboratories, Inc.                                     2,800                108,500
                                                                                                  --------

   HOUSEHOLD FURNISHINGS APPLIANCE (7.6%)
   Bush Industries, Inc.                                                      4,000                 90,000
   Herman Miller, Inc.                                                        6,000                214,500
                                                                                                  --------
                                                                                                   304,500
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   INSTRUMENTS - SCIENTIFIC (2.0%)
*  Water Corporation                                                          2,500               $ 80,625
                                                                                                  --------

   LIFE INSURANCE (6.0%)
   Protective Life Corporation                                                3,000                134,250
   Western National Corporation                                               4,000                104,500
                                                                                                  --------
                                                                                                   238,750
                                                                                                  --------

   NURSING HOMES (3.0%)
*  Genesis Health Ventures, Inc.                                              3,600                118,350
                                                                                                  --------

   OIL/GAS EQUIPMENT SERVICES (10.1%)
*  Nuevo Energy Company                                                       3,300                143,962
*  Rowan Companies, Inc.                                                      5,700                131,813
   Tidewater, Inc.                                                            3,050                128,481
                                                                                                  --------
                                                                                                   404,256
                                                                                                  --------

   POLLUTION CONTROL (4.9%)
*  Newpark Resources, Inc.                                                    3,770                197,925
                                                                                                  --------

   RESTAURANTS (2.9%)
*  Cracker Barrel Old Country Store, Inc.                                     4,000                116,000
                                                                                                  --------

   RETAIL (2.5%)
*  Stein Mart, Inc.                                                           3,300                 99,825
                                                                                                  --------

   RETAIL-SPECIALTY (4.8%)
*  AutoZone, Inc.                                                             4,500                105,188
   Pier 1 Imports, Inc.                                                       3,800                 85,025
                                                                                                  --------
                                                                                                   190,213
                                                                                                  --------

   RETAIL STORES-DRUGS (3.3%)
*  CVS Corporation                                                            2,800                134,050
                                                                                                  --------

   SEMICONDUCTOR RELATED DEVICE (2.2%)
*  Photronics, Inc.                                                           2,000                 89,250
                                                                                                  --------

   SPECIAL INDUSTRIAL MACHINERY (6.0%)
   Briggs & Stratton Corporation                                              2,200                113,575
   Pentair Industries, Inc.                                                   3,800                124,925
                                                                                                  --------
                                                                                                   238,500
                                                                                                  --------

   TRUCKERS (3.9%)
*  Swift Transportation Co., Inc.                                             4,800                154,800
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

                                                                                                VALUE
                                                                             UNITS             (NOTE 1)
                                                                             -----             --------
   TOTAL COMMON STOCKS (Cost $3,064,256) (92.5%)                                              $3,703,369
                                                                                              ----------

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  185,000              185,000
   Vista Treasury Plus Money Market Fund                                    115,000              115,000
                                                                                              ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $300,000) (7.5%)                                        300,000
                                                                                              ----------

   TOTAL INVESTMENTS (Cost $3,364,256) (100.0%)                                                4,003,369

   Liabilities, less other assets (0.0%)                                                          (1,234)
                                                                                              ----------
   NET ASSETS (100%)                                                                          $4,002,135
                                                                                              ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $3,364,256, the aggregate gross unrealized appreciation for all investments was $695,869 and aggregate gross unrealized depreciation for all investments was $56,756.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 1997



                                                                 RESERVE           RESERVE          RESERVE
                                                                BLUE CHIP        CONVERTIBLE       EMERGING
                                                               GROWTH FUND     SECURITIES FUND    GROWTH FUND
                                                               -----------     ---------------    -----------
ASSETS
Investment in securities, at value
(cost  $4,842,303, $18,806,195,
$5,140,070, respectively)                                       $5,344,337       $20,177,022       $6,116,356
Cash                                                                50,872            51,574           32,911
Receivable for investment securities sold                           77,263           379,631               --
Dividends receivable                                                 2,268            32,187              290
Interest receivable                                                     21           154,372               26
                                                                ----------       -----------       ----------
  Total assets                                                   5,474,761        20,794,786        6,149,583
                                                                ----------       -----------       ----------
LIABILITIES
Payable for investment securities purchased                             --           223,126          139,257
Payable for fund shares redeemed                                        77                56               60
Other payables and accrued expenses                                    824               344              560
                                                                ----------       -----------       ----------
  Total liabilities                                                    901           223,526          139,877
                                                                ----------       -----------       ----------
NET ASSETS                                                      $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========


NET ASSETS CONSIST OF (Note 1):
Capital stock (Par Value $.001 per share)                       $      354       $     1,857       $      387
Additional paid in capital                                       4,125,193        18,809,616        5,620,631
Accumulated net realized gain (loss) on investments                846,279           218,279         (587,598)
Undistributed net investment income                                     --           170,681               --
Net unrealized appreciation on investments                         502,034         1,370,827          976,286
                                                                ----------       -----------       ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)                     $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========
CLASS A:
Net Assets                                                      $5,428,285       $20,552,883       $5,788,730
                                                                ----------       -----------       ----------

Shares Outstanding                                                 351,099         1,855,482          373,020
                                                                ----------       -----------       ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                                 $    15.46       $     11.08       $    15.52
                                                                ==========       ===========       ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)                   $    16.19       $     11.60       $    16.25
                                                                ==========       ===========       ==========
CLASS D:
Net Assets                                                      $   45,575       $    18,377       $  220,976
                                                                ----------       -----------       ----------

Shares Outstanding                                                   2,976             1,662           14,383
                                                                ----------       -----------       ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                           $    15.31       $     11.06       $    15.36
                                                                ==========       ===========       ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE           RESERVE            RESERVE
                                                     INFORMED INVESTORS   INTERNATIONAL        LARGE-CAP
                                                         GROWTH FUND       EQUITY FUND         VALUE FUND
                                                         -----------       -----------         ----------
ASSETS
Investment in securities, at value
(cost  $4,778,451, $10,300,524,
$2,395,193, respectively)                                 $5,243,450       $12,019,419         $3,152,169
Cash                                                          12,377           134,287             38,202
Receivable for investment securities sold                    665,504            56,644                 --
Dividends receivable                                           4,758            10,529              3,517
Interest receivable                                               52                --                 --
                                                          ----------       -----------         ----------
      Total assets                                         5,926,141        12,220,879          3,193,888
                                                          ----------       -----------         ----------

LIABILITIES
Payable for investment securities purchased                  433,793            91,069             83,370
Payable for fund shares redeemed                               2,212                63                 73
Other payables and accrued expenses                              203               493                465
                                                          ----------       -----------         ----------
      Total liabilities                                      436,208            91,625             83,908
                                                          ----------       -----------         ----------
NET ASSETS                                                $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========


NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                 $      478       $       963         $      213
Additional paid in capital                                 4,610,691        10,754,431          2,331,412
Accumulated net realized gain (loss) on investments
   and foreign currency transactions                         413,765          (345,098)            21,379
Net unrealized appreciation on investments and
   foreign currency transactions                             464,999         1,718,958            756,976
                                                          ----------       -----------         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)               $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========
CLASS A:
Net Assets                                                $5,476,969       $12,098,843         $3,054,239
                                                          ----------       -----------         ----------

Shares Outstanding                                           477,196           960,665            209,015
                                                          ----------       -----------         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                           $    11.48       $     12.59         $    14.61
                                                          ==========       ===========         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)             $    12.02       $     13.18         $    15.30
                                                          ==========       ===========         ==========
CLASS D:
Net Assets                                                $   12,964       $    30,411         $   55,741
                                                          ----------       -----------         ----------

Shares Outstanding                                             1,141             2,436*             3,841
                                                          ----------       -----------         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                     $    11.36       $     12.49         $    14.51
                                                          ==========       ===========         ==========


* Calculated net asset value differs from actual net asset value due to rounding of fractional shares.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE
                                                           MID-CAP
                                                         GROWTH FUND
                                                         -----------
ASSETS
Investment in securities, at value
(cost$3,364,256)                                         $4,003,369
Cash                                                         36,124
Receivable for investment securities sold                   111,383
Receivable for fund shares sold                              14,811
Dividends receivable                                          2,270
Interest receivable                                              16
                                                         ----------
  Total assets                                            4,167,973
                                                         ----------
LIABILITIES
Payable for investment securities purchased                 162,868
Payable for fund shares redeemed                              2,970
                                                         ----------
  Total liabilities                                         165,838
                                                         ----------
NET ASSETS                                               $4,002,135
                                                         ==========
NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                $      304
Additional paid in capital                                3,301,497
Accumulated net realized gain on investments                 61,221
Net unrealized appreciation on investments                  639,113
                                                         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)              $4,002,135
                                                         ==========
CLASS A:
Net Assets                                               $2,174,053
                                                         ----------

Shares Outstanding                                          164,702
                                                         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                          $    13.20
                                                         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)            $    13.82
                                                         ==========
CLASS D:
Net Assets                                               $1,828,082
                                                         ----------

Shares Outstanding                                          139,681
                                                         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                    $    13.09
                                                         ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                            STATEMENTS OF OPERATIONS



                                                RESERVE            RESERVE           RESERVE             RESERVE
                                               BLUE CHIP         CONVERTIBLE         EMERGING       INFORMED INVESTORS
                                              GROWTH FUND      SECURITIES FUND     GROWTH FUND         GROWTH FUND
                                              -----------      ---------------     -----------         -----------
                                                              September 3, 1996
                                                              (commencement of
                                              Year Ended       operations) to       Year Ended          Year Ended
                                             May 31, 1997       May 31, 1997       May 31, 1997        May 31, 1997
                                             ------------       ------------       ------------        ------------

INVESTMENT INCOME
Dividends                                     $   32,176        $   249,907       $     3,372*        $    24,627
Interest                                             896            363,077             1,049              41,386
                                              ----------        -----------       -----------         -----------
    Total investment income                       33,072            612,984             4,421              66,013

EXPENSES
Comprehensive fee (Note 3)                        79,311            205,951            98,087              83,573
12b-1 Fee (Note 4)
    Class A                                       13,038             34,294            15,631              13,889
    Class D                                          723                124             2,868                 161
                                              ----------        -----------       -----------         -----------
Total expenses                                    93,072            240,369           116,586              97,623
                                              ----------        -----------       -----------         -----------
    Less fees waived                                  --            188,113                --                  --
                                              ----------        -----------       -----------         -----------
    Net expenses                                      --             52,256                --                  --
                                              ----------        -----------       -----------         -----------

NET INVESTMENT INCOME (LOSS)                     (60,000)           560,728          (112,165)            (31,610)
                                              ----------        -----------       -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities              5,655,127         16,158,164         1,743,151          11,725,713
Cost of securities sold                        4,678,455         15,933,090         2,320,269          10,472,385
                                              ----------        -----------       -----------         -----------
Net realized gain (loss) on
    investments (Note 1)                         976,672            225,074          (577,118)          1,253,328
Net unrealized appreciation
    (depreciation) on investments               (642,561)         1,370,827          (847,249)         (1,975,139)
                                              ----------        -----------       -----------         -----------
Net realized and unrealized gain (loss)
    on investments                               334,111          1,595,901        (1,424,367)           (721,811)
                                              ----------        -----------       -----------         -----------
Net increase (decrease) in net assets
    resulting from operations                 $  274,111        $ 2,156,629       $(1,536,532)        $  (753,421)
                                              ==========        ===========       ===========         ===========


* Includes foreign tax withholding of $114


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                     STATEMENTS OF OPERATIONS - (CONTINUED)



                                             RESERVE           RESERVE          RESERVE
                                          INTERNATIONAL       LARGE-CAP         MID-CAP
                                           EQUITY FUND       VALUE FUND       GROWTH FUND
                                           -----------       ----------       -----------
                                           Year Ended        Year Ended       Year Ended
                                          May 31, 1997      May 31, 1997     May 31, 1997
                                          ------------      ------------     ------------
INVESTMENT INCOME
Dividends                                  $   97,550*        $ 32,111        $   13,610
Interest                                          561              212               533
                                           ----------         --------        ----------
    Total investment income                    98,111           32,323            14,143

EXPENSES
Comprehensive fee (Note 3)                    145,974           33,940            49,028
12b-1 Fee (Note 4)
    Class A                                    20,754            5,613             3,404
    Class D                                       231              172            19,070
                                           ----------         --------        ----------
Total expenses                                166,959           39,725            71,502
                                           ----------         --------        ----------

NET INVESTMENT LOSS                           (68,848)          (7,402)          (57,359)
                                           ----------         --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities           3,956,864          383,913         3,034,153
Cost of securities sold                     4,229,994          362,534         2,889,407
                                           ----------         --------        ----------
Net realized gain (loss) on
    investments and foreign
    currency transactions (Note 1)           (273,130)          21,379           144,746
Net unrealized appreciation
    on investments and foreign
    currency transactions                   1,387,936          686,853           185,442
                                           ----------         --------        ----------
Net realized and unrealized gain
    on investments and foreign
    currency transactions                   1,114,806          708,232           330,188
                                           ----------         --------        ----------
Net increase in net assets resulting
    from operations                        $1,045,958         $700,830        $  272,829
                                           ==========         ========        ==========


* Includes foreign tax withholding of $14,966


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                                        RESERVE CONVERTIBLE
                                                     RESERVE BLUE CHIP GROWTH FUND        SECURITIES FUND
                                                     -----------------------------      -------------------
                                                                                        September 3, 1996
                                                                                         (commencement of
                                                      Year Ended       Year Ended          operations) to
                                                     May 31, 1997     May 31, 1996          May 31, 1997
                                                     ------------     ------------      -------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income gain (loss)                $   (60,000)       $  (34,916)          $    560,728
   Net realized gain (loss) from investments            976,672            (2,045)               225,074
   Net unrealized appreciation (depreciation)
      from investments                                 (642,561)          975,733              1,370,827
                                                    -----------        ----------           ------------
   Net increase in net assets
      resulting from operations                         274,111           938,772              2,156,629
                                                    -----------        ----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     --                --                 (6,791)
   Net realized gain on investments                     (68,349)         (164,889)              (390,051)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  1,176,349         2,757,098             20,601,861
   Reinvestment of distributions                         68,323           164,889                201,224
   Cost of shares redeemed                           (1,148,732)         (517,167)            (1,991,612)
                                                    -----------        ----------           ------------
   Net increase in net assets resulting
      from capital share transactions                    95,940         2,404,820             18,811,473
                                                    -----------        ----------           ------------
   Net increase in net assets                           301,702         3,178,703             20,571,260
NET ASSETS:
   Beginning of period                                5,172,158         1,993,455                      0
                                                    -----------        ----------           ------------
   End of period (including undistributed
      net investment income of $0, $0
      and $170,681, respectively)                   $ 5,473,860        $5,172,158           $ 20,571,260
                                                    ===========        ==========           ============

                                                                                               RESERVE INTERNATIONAL
                                                    RESERVE EMERGING GROWTH FUND                   EQUITY FUND
                                                    -----------------------------        -------------------------------
                                                                                                         July 13, 1996
                                                                                                        (commencement of
                                                     Year Ended       Year Ended          Year Ended     operations) to
                                                    May 31, 1997     May 31, 1996        May 31, 1997     May 31, 1996
                                                    -----------------------------        -------------------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                              $  (112,165)       $  (57,980)       $   (68,848)       $  (17,145)
   Net realized gain (loss) from investments
      and foreign currency transactions                (577,118)           80,546           (273,130)          (71,968)
   Net unrealized appreciation (depreciation)
      from investments and foreign
      currency transactions                            (847,249)        1,655,638          1,387,936           331,022
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                      (1,536,532)        1,678,204          1,045,958           241,909
                                                    -----------        ----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                          --           (93,899)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  2,187,444         4,281,980          8,057,063         3,465,234
   Reinvestment of distributions                             --            93,770                 --                --
   Cost of shares redeemed                           (1,540,646)         (301,485)          (558,291)         (122,619)
                                                    -----------        ----------        -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                   646,798         4,074,265          7,498,772         3,342,615
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets               (889,734)        5,658,570          8,544,730         3,584,524
NET ASSETS:
   Beginning of period                                6,899,440         1,240,870          3,584,524                 0
                                                    -----------        ----------        -----------        ----------
   End of period                                    $ 6,009,706        $6,899,440        $12,129,254        $3,584,524
                                                    ===========        ==========        ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)




                                                                                                          RESERVE
                                                                RESERVE INFORMED                         LARGE-CAP
                                                              INVESTORS GROWTH FUND                      VALUE FUND
                                                         --------------------------------      -------------------------------
                                                                                                               January 2, 1996
                                                                                                              (commencement of
                                                          Year Ended         Year Ended          Year Ended     operations) to
                                                         May 31, 1997       May 31, 1996        May 31, 1997     May 31, 1996
                                                         -------------------------------       -------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                                   $   (31,610)       $  (147,983)       $    (7,402)       $   (1,091)
   Net realized gain from investments                      1,253,328            850,186             21,379                --
   Net unrealized appreciation (depreciation)
      from investments                                    (1,975,139)         1,109,280            686,853            70,123
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                             (753,421)         1,811,483            700,830            69,032
                                                         -----------        -----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                         (525,939)          (795,337)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                       1,400,871          6,254,939          1,345,107         1,165,180
   Reinvestment of distributions                             395,531            790,060                 --                --
   Cost of shares redeemed                                (1,435,172)        (8,490,282)          (167,017)           (3,152)
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets resulting
      from capital share transactions                        361,230         (1,445,283)         1,178,090         1,162,028
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets                    (918,130)          (429,137)         1,878,920         1,231,060

NET ASSETS:
   Beginning of period                                     6,408,063          6,837,200          1,231,060                 0
                                                         -----------        -----------        -----------        ----------
   End of period                                         $ 5,489,933        $ 6,408,063        $ 3,109,980        $1,231,060
                                                         ===========        ===========        ===========        ==========


                                                          RESERVE MID-CAP
                                                            GROWTH FUND
                                                   -------------------------------
                                                    Year Ended         Year Ended
                                                   May 31, 1997       May 31, 1996
                                                   ------------       ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                             $   (57,359)       $  (32,656)
   Net realized gain (loss) from investments           144,746           (83,525)
   Net unrealized appreciation from
      investments                                      185,442           453,671
                                                   -----------        ----------
   Net increase in net assets
      resulting from operations                        272,829           337,490
                                                   -----------        ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                 3,118,364         2,345,759
   Cost of shares redeemed                          (1,928,613)         (143,694)
                                                   -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                1,189,751         2,202,065
                                                   -----------        ----------
   Net increase in net assets                        1,462,580         2,539,555

NET ASSETS:
   Beginning of period                               2,539,555                 0
                                                   -----------        ----------
   End of period                                   $ 4,002,135        $2,539,555
                                                   ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997



1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


      The Reserve Private Equity Series (the "Trust") consists of the following funds: Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series.


      The Trust offers both Class A and Class D shares of each Fund. Class A shares are sold with an initial sales charge and Class D shares are sold without an initial sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan.

      The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

      SECURITY VALUATION

      Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and federal income tax purposes.

      Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 1997 as follows:

      [See table below]

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





                                                       Increase (Decrease)
                                                       -------------------
                                                          Undistributed
                                                              Net            Accumulated
                                                           Investment          Realized
      Reserve Fund                          Capital          Income             Gain
      ------------                          -------          ------             ----
      Blue Chip Growth Fund                (112,615)         60,000           52,615
      Emerging Growth Fund                 (112,165)        112,165               --
      Informed Investors Growth Fund        (31,610)         31,610               --
      International Equity Fund             (68,848)         68,848               --
      Large-Cap Value Fund                   (7,402)          7,402               --
      Mid-Cap Growth Fund                   (57,359)         57,359               --

      These reclassifications had no effect on net investment income, net realized gain on investments, or net assets for the year ended May 31, 1997.

      FOREIGN CURRENCY TRANSLATION

      With respect to the Reserve International Equity Fund, assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Trust does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.


      FEDERAL INCOME TAXES

      It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains to its shareholders. Accordingly, no federal income tax provision is required.


      For federal income tax purposes, the following Funds indicated below had capital loss carryforwards at May 31, 1997, which are available to offset future realized capital gains, if any:



                                                Capital loss         Expiration
                                                carryforward            year
                                                ------------            ----
      Reserve Emerging Growth Fund                $161,015              2005
      Reserve International Equity Fund             71,968              2004
      Reserve International Equity Fund            178,347              2005

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997






2.    INVESTMENT ACTIVITY

      The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended May 31, 1997, were as follows:

                                            Aggregate         Aggregate
      Reserve Fund                          Purchases           Sales
      ------------                          ---------           -----
      Blue Chip Growth Fund                $ 5,425,272       $ 5,655,127
      Convertible Securities Fund           34,711,469        16,158,164
      Emerging Growth Fund                   2,264,488         1,743,151
      Informed Investors Growth Fund        11,386,974        11,725,713
      International Equity Fund             11,336,214         3,956,864
      Large-Cap Value Fund                   1,507,717           383,913
      Mid-Cap Growth Fund                    4,017,934         3,034,153

3.    INVESTMENT MANAGEMENT AGREEMENT

      Reserve Management Company, Inc. (RMCI), serves as the Funds' investment adviser and pays substantially all ordinary operating expenses of the Funds for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of each Fund except for the International Equity Fund for which it receives 1.75%. RMCI is currently waiving a portion of its comprehensive fee in the Reserve Convertible Securities Fund.

      For each Fund, RMCI has entered into an Investment Subadvisory Agreement (the "Subadvisory Agreement") with the Sub-Advisers. It is the responsibility of a Sub-Adviser to make the day-to-day investment decisions for the Funds and to place the purchase and sales orders for securities transactions, subject in all cases to the general supervision of RMCI. For services under each Subadvisory Agreement, RMCI pays a fee up to an annual rate equal to the percentages specified in the table below of the corresponding Funds' average net assets.

                                                                                       Sub-Adviser's
      Reserve Fund                               Portfolio Sub-Adviser                      Fee
      ------------                               ---------------------                 -------------
      Blue Chip Growth Fund                      Trainer, Wortham & Company, Inc.           0.75%
      Convertible Securities Fund                New Vernon Advisors, Inc.                  0.75%
      Emerging Growth Fund                       Roanoke Asset Management Corp.             0.75%
      Informed Investors Growth Fund             T. H. Fitzgerald & Company                 0.75%
      International Equity Fund                  Pinnacle Associates Limited                0.875%
      Large-Cap Value Fund                       Siphron Capital Management                 0.75%
      Mid-Cap Growth Fund                        Southern Capital Advisors                  0.75%


      Trainer, Wortham & Company, Inc. owns 24% of the outstanding shares of the Reserve Blue Chip Growth Fund at May 31, 1997.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





      As of May 31, 1997, RMCI and affiliated persons owned 7%, 13%, 5%, 11%, 20%, and 25% of the Reserve Blue Chip Growth Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International EquityFund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund, respectively. Taconic Petroleum Corp. owns 24% of Reserve Large-Cap Value Fund. Christopher E. Vroom owns 7% of the Reserve Emerging Growth Fund.




4.    DISTRIBUTION ASSISTANCE

      Pursuant to a Distribution Plan under Rule 12b-1, the Funds will make payments to Resrv Partners, Inc. (RPI), the Funds' distributor of .25% per annum for Class A shares and 1.00% per annum for Class D shares of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. For the year ended May 31, 1997, the Funds paid distribution expenses to RPI as follows:

      Reserve Fund                         Class A       Class D
      ------------                         -------       -------
      Blue Chip Growth Fund                $13,038       $   723
      Convertible Securities Fund*             283            14
      Emerging Growth Fund                  15,631         2,868
      Informed Investors Growth Fund        13,889           161
      International Equity Fund             20,754           231
      Large-Cap Value Fund                   5,613           172
      Mid-Cap Growth Fund                    3,404        19,070

   * RMCI waived 12b-1 fees of $34,011 and $110, for Reserve Convertible Securities Fund Class A and Class D, respectively, for the period September 3, 1996 (commencement of operations) to May 31, 1997.


5.    CAPITAL SHARE TRANSACTIONS

      Transactions in capital stock of each Fund for the period ended May 31, 1997, were as follows:

    RESERVE BLUE CHIP GROWTH FUND                          CLASS A                            CLASS D
    -----------------------------               --------------------------------      ------------------------
                                                          Year Ended                       Year Ended
                                                          May 31, 1997                     May 31, 1997
                                                --------------------------------      ------------------------
                                                 Shares                Amount         Shares           Amount
                                                -------             -----------       ------          --------
         Sold                                    76,231             $ 1,119,812        3,957          $ 56,537
         Reinvested                               4,875                  67,171           84             1,152
         Redeemed                               (74,089)             (1,092,588)      (3,930)          (56,144)
                                                -------             -----------       ------          --------
         Net increase                             7,017             $    94,395          111          $  1,545
                                                =======             ===========       ======          ========

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997




RESERVE CONVERTIBLE SECURITIES FUND                    CLASS A                                 CLASS D
-----------------------------------          -------------------------------       -------------------------------
                                                   September 3, 1996                       September 3, 1996
                                             (commencement of operations) to       (commencement of operations) to
                                                     May 31, 1997                             May 31, 1997
                                             -------------------------------       --------------------------------
                                               Shares             Amount           Shares                   Amount
                                             ----------        -----------         ------                  --------
        Sold                                  2,026,485        $20,572,892          2,814                  $ 28,969
        Reinvested                               19,551            201,111             11                       113
        Redeemed                               (190,554)        (1,979,449)        (1,163)                  (12,163)
                                              ---------        -----------         ------                  --------
        Net increase                          1,855,482        $18,794,554          1,662                  $ 16,919
                                              =========        ===========         ======                  ========

RESERVE EMERGING GROWTH FUND                              CLASS A                             CLASS D
---------------------------------             -------------------------------       ----------------------------
                                                        Year Ended                            Year Ended
                                                       May 31, 1997                          May 31, 1997
                                              -------------------------------       ----------------------------
                                              Shares                 Amount         Shares              Amount
                                              -------             -----------       ------             ---------
        Sold                                  117,069             $ 1,999,906       10,982             $ 187,538
        Redeemed                              (84,292)             (1,389,829)      (9,047)             (150,817)
                                              -------             -----------       ------             ---------
        Net increase                           32,777             $   610,077        1,935             $  36,721
                                              =======             ===========       ======             =========


RESERVE INFORMED INVESTORS GROWTH FUND                                CLASS A                                      CLASS D
--------------------------------------                   --------------------------------                -----------------------
                                                                    Year Ended                                    Year Ended
                                                                   May 31, 1997                                  May 31, 1997
                                                         --------------------------------                -----------------------
                                                          Shares                 Amount                  Shares           Amount
                                                         --------              ----------                ------           ------
        Sold                                              116,034             $ 1,389,343                  911            $11,528
        Reinvested                                         37,456                 395,531                   --              --
        Redeemed                                         (121,475)             (1,425,528)                (814)            (9,644)
                                                         --------              ----------                 ----            -------
        Net increase                                       32,015             $   359,346                   97            $ 1,884
                                                         ========              ==========                 ====            =======


RESERVE INTERNATIONAL EQUITY FUND                    CLASS A                                       CLASS D
---------------------------------          ---------------------------                  ---------------------------
                                                    Year Ended                                  Year Ended
                                                   May 31, 1997                                May 31, 1997
                                           ---------------------------                  ---------------------------
                                            Shares            Amount                    Shares              Amount
                                           -------          ----------                  ------              -------
        Sold                               689,779          $8,029,446                  2,446               $27,617
        Redeemed                           (47,041)           (551,604)                  (562)               (6,687)
                                           -------          ----------                  -----               -------
        Net increase                       642,738          $7,477,842                  1,884               $20,930
                                           =======          ==========                  =====               =======

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE LARGE-CAP VALUE FUND                     CLASS A                               CLASS D
-----------------------------            -------------------------             ----------------------
                                                Year Ended                           Year Ended
                                               May 31, 1997                          May 31, 1997
                                         -------------------------             ----------------------
                                          Shares          Amount               Shares         Amount
                                         -------        ----------             ------        --------
Sold                                     108,518        $1,276,605              5,080        $ 68,502
Redeemed                                 (11,940)         (151,013)            (1,239)        (16,004)
                                         -------        ----------             ------        --------
Net increase                              96,578        $1,125,592              3,841        $ 52,498
                                         =======        ==========             ======        ========

RESERVE MID-CAP GROWTH FUND                   CLASS A                              CLASS D
---------------------------           -------------------------           ---------------------------
                                            Year Ended                            Year Ended
                                           May 31, 1997                          May 31, 1997
                                      -------------------------           ---------------------------
                                      Shares           Amount               Shares           Amount
                                      -------        ----------           --------        -----------
Sold                                  198,244        $2,390,365             58,332        $   727,999
Redeemed                              (44,223)         (530,105)          (114,850)        (1,398,508)
                                      -------        ----------           --------        -----------
Net increase                          154,021         1,860,260            (56,518)       $  (670,509)
                                      =======        ==========           ========        ===========


Transactions in capital stock of each Fund for the period ended May 31, 1996, were as follows:

RESERVE BLUE CHIP GROWTH FUND                  CLASS A                             CLASS D
-----------------------------          -------------------------             --------------------
                                                                              February 13, 1996
                                                                               (commencement
                                              Year Ended                      of operations) to
                                             May 31, 1996                        May 31, 1996
                                       -------------------------             --------------------
                                        Shares          Amount               Shares       Amount
                                       -------        ----------             ------       -------
Sold                                   203,145        $2,716,393              2,865       $40,705
Reinvested                              12,752           164,889                 --            --
Redeemed                               (37,574)         (517,167)                --            --
                                       -------        ----------              -----       -------
Net increase                           178,323        $2,364,115              2,865       $40,705
                                       =======        ==========              =====       =======


RESERVE EMERGING GROWTH FUND                           CLASS A                          CLASS D
----------------------------                  -------------------------           ---------------------
                                                                                    February 26, 1996
                                                                                     (commencement
                                                     Year Ended                     of operations) to
                                                    May 31, 1996                      May 31, 1996
                                              -------------------------           ---------------------
                                              Shares           Amount             Shares        Amount
                                              -------        ----------           ------       --------
Sold                                          251,367        $4,052,411           12,448       $229,569
Reinvested                                      5,916            93,770               --             --
Redeemed                                      (18,653)         (301,485)              --             --
                                              -------        ----------           ------       --------
Net increase                                  238,630        $3,844,696           12,448       $229,569
                                              =======        ==========           ======       ========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND                          CLASS A                                CLASS D
--------------------------------------                 ---------------------------             ----------------------
                                                                                                  February 13, 1996
                                                                                                   (commencement
                                                                Year Ended                        of operations) to
                                                               May 31, 1996                         May 31, 1996
                                                       ---------------------------             ----------------------

                                                        Shares            Amount               Shares         Amount
                                                       --------        -----------             ------        --------
Sold                                                    458,428        $ 6,230,788              1,953        $ 24,151
Reinvested                                               56,312            790,060                 --              --
Redeemed                                               (639,631)        (8,479,206)              (909)        (11,076)
                                                       --------        -----------              -----        --------
Net increase                                           (124,891)       $(1,458,358)             1,044        $ 13,075
                                                       ========        ===========              =====        ========


RESERVE INTERNATIONAL EQUITY FUND                 CLASS A                            CLASS D
---------------------------------        --------------------------             ------------------
                                                July 13, 1995                    March 11, 1996
                                                (commencement                    (commencement
                                              of operations) to                 of operations) to
                                                May 31, 1996                      May 31, 1996
                                         --------------------------             ------------------
                                          Shares          Amount                Shares      Amount
                                         -------        ----------              ------      ------
Sold                                     329,964        $3,459,234                552       $6,000
Redeemed                                 (12,037)         (122,619)                --           --
                                         -------        ----------                ---       ------
Net increase                             317,927        $3,336,615                552       $6,000
                                         =======        ==========                ===       ======

RESERVE LARGE-CAP VALUE FUND                     CLASS A
----------------------------             ------------------------
                                              January 2, 1996
                                              (commencement
                                             of operations) to
                                                May 31, 1996
                                         -------------------------
                                         Shares           Amount
                                         -------        ----------
Sold                                     112,729        $1,165,180
Redeemed                                    (292)           (3,152)
                                         -------        ----------
Net increase                             112,437        $1,162,028
                                         =======        ==========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND                    CLASS A                           CLASS D
---------------------------            -----------------------           -------------------------
                                           March 13, 1996
                                            (Commencement
                                          of operations) to                   Year Ended
                                            May 31, 1996                     May 31, 1996
                                       -----------------------           -------------------------
                                       Shares         Amount             Shares           Amount
                                       ------        --------            -------        ----------
Sold                                   11,491        $139,077            207,997        $2,206,682
Redeemed                                 (810)        (10,000)           (11,798)         (133,694)
                                       ------        --------            -------        ----------
Net increase                           10,681        $129,077            196,199        $2,072,988
                                       ======        ========            =======        ==========


6.    MANAGEMENT'S USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



7.   FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

RESERVE BLUE CHIP GROWTH FUND                                  CLASS A                                          CLASS D
-----------------------------               -------------------------------------------------     ---------------------------------
                                                                             October 28, 1994                     February 13, 1996
                                                                             (commencement of                     (commencement of
                                             Year Ended       Year Ended      operations) to       Year Ended      operations) to
                                            May 31, 1997     May 31, 1996      May 31, 1995       May 31, 1997      May 31, 1996
                                            ------------     ------------    ----------------     ------------    -----------------
NET ASSET VALUE, beginning of period           $ 14.91           $12.03           $10.00           $ 14.88              $13.49
                                               -------           ------           ------           -------              ------
Income from investment operations
  Net investment loss                            (0.17)            (.10)            (.03)            (0.46)               (.04)
  Net realized and unrealized gain                0.91             3.62             2.06              1.08                1.43
                                               -------           ------           ------           -------              ------
Total from investment operations                  0.74             3.52             2.03              0.62                1.39
Less distribution from net realized gain          (.19)            (.64)              --              (.19)                 --
                                               -------           ------           ------           -------              ------
NET ASSET VALUE, end of period                 $ 15.46           $14.91           $12.03           $ 15.31              $14.88
                                               =======           ======           ======           =======              ======

Total Return                                      5.12 %          30.10 %          20.30%(2)          4.32 %             10.30 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $ 5,428           $5,130           $1,993           $    46              $   43
Ratio of expenses to average net assets
  before waiver                                   1.75 %           1.75 %           1.75%(1)          2.50 %               2.50 %(1)
Ratio of expenses to average net assets,
  net of waiver                                   1.75 %           1.75 %           1.73%(1)          2.50 %               2.50 %(1)
Ratio of net investment loss to
  average net assets, before waiver              (1.13)%          (0.94)%          (0.72)%(1)        (1.90)%              (1.70)%(1)
Ratio of net investment loss to average
  net assets, net of waiver                      (1.13)%          (0.94)%          (0.70)%(1)        (1.90)%              (1.70)%(1)
Portfolio turnover rate                            109 %             72 %             68 %             109 %                 72 %
Average commission per share on
  portfolio transactions                       $0.0419           $ 0.06              N/A           $0.0419              $ 0.06


RESERVE CONVERTIBLE SECURITIES FUND                              CLASS A                 CLASS D
-----------------------------------                         -----------------       -----------------
                                                            September 3, 1996       September 3, 1996
                                                            (commencement of        (commencement of
                                                             operations) to          operations) to
                                                              May 31, 1997            May 31, 1997
                                                            -----------------       -----------------
NET ASSET VALUE, beginning of period                             $ 10.00                $ 10.00
                                                                 -------                -------
Income from investment operations
  Net investment income                                             0.34                   0.33
  Net realized and unrealized gain (loss)                           0.99                   0.98
                                                                 -------                -------
Total from investment operations                                    1.33                   1.31
Less distribution from net investment
  income and realized gain                                          (.25)                  (.25)
                                                                 -------                -------
NET ASSET VALUE, end of period                                   $ 11.08                $ 11.06
                                                                 =======                =======

Total Return                                                       13.53 %(2)             13.33 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period                           $20,553               $     18
Ratio of expenses to average net assets before waiver               2.36 %(1)              3.37 %(1)
Ratio of expenses to average net assets, net of waiver              0.52 %(1)              0.83 %(1)
Ratio of net investment income to average
  net assets, before waiver                                         3.67 %(1)              2.57 %(1)
Ratio of net investment income to average net assets,
  net of waiver                                                     5.52 %(1)              5.12 %(1)
Portfolio turnover rate                                              113 %                  113 %
Average commission per share on
  portfolio transactions                                         $0.0564               $ 0.0564

----------------------------
(1)  Annualized
(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997

RESERVE EMERGING GROWTH FUND                                   CLASS A                                         CLASS D
----------------------------                  -----------------------------------------------    ---------------------------------
                                                                            November 14, 1994                    February 26, 1996
                                                                            (commencement of                     (commencement of
                                               Year Ended     Year Ended     operations) to       Year Ended      operations) to
                                              May 31, 1997   May 31, 1996     May 31, 1995       May 31, 1997      May 31, 1996
                                              ------------   ------------   -----------------    ------------    -----------------

NET ASSET VALUE, beginning of period            $ 19.56        $12.21            $10.00            $ 19.52            $16.88
                                                -------        ------            ------            -------            ------
Income from investment operations
  Net investment loss                             (0.28)         (.17)             (.09)             (0.49)             (.04)
  Net realized and unrealized gain (loss)         (3.76)         8.05              2.30              (3.67)             2.68
                                                -------        ------            ------            -------            ------
Total from investment operations                  (4.04)         7.88              2.21              (4.16)             2.64
Less distribution from net realized gain             --          (.53)               --                 --                --
                                                -------        ------            ------            -------            ------
NET ASSET VALUE, end of period                  $ 15.52        $19.56            $12.21            $ 15.36            $19.52
                                                =======        ======            ======            =======            ======

Total Return                                     (20.65)%       65.55 %           22.10 %(2)        (21.31)%           15.64%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period          $ 5,789        $6,657            $1,241            $   221            $  243
Ratio of expenses to average net assets            1.75 %        1.75 %            1.75 %(1)          2.50 %             2.50%(1)
Ratio of net investment loss to
  average net assets                              (1.69)%       (1.70)%           (1.62)%(1)         (2.45)%          (2.48)%(1)

Portfolio turnover rate                              28 %          38 %              43 %               28 %               38%
Average commission per share on
  portfolio transactions                        $0.0048        $ 0.01               N/A            $0.0048            $ 0.01

RESERVE INFORMED INVESTORS GROWTH FUND                        CLASS A                                          CLASS D
--------------------------------------       ------------------------------------------------       --------------------------------
                                                                            December 28, 1994                         March 22, 1996
                                                                            (commencement of                        (commencement of
                                              Year Ended    Year Ended       operations) to           Year Ended     operations) to
                                             May 31, 1997  May 31, 1996       May 31, 1995           May 31, 1997     May 31, 1996
                                             ------------  ------------     -----------------        ------------    ---------------
NET ASSET VALUE, beginning of period           $ 14.36         $11.99            $10.00                $ 14.33         $12.29
                                               -------         ------            ------                -------         ------
Income from investment operations
       Net investment loss                       (0.07)         (0.33)             (.07)                 (0.18)          (.06)
       Net realized and unrealized gain          (1.66)          3.87              2.06                  (1.64)          2.10
                                               -------         ------            ------                -------         ------
Total from investment operations                 (1.73)          3.54              1.99                  (1.82)          2.04
Less distribution from net realized gain         (1.15)         (1.17)               --                  (1.15)            --
                                               -------         ------            ------                -------         ------
NET ASSET VALUE, end of period                 $ 11.48         $14.36            $11.99                $ 11.36         $14.33
                                               =======         ======            ======                =======         ======

Total Return                                    (11.35)%        29.75 %           19.90 %(2)            (12.04)%        16.60 %(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period         $ 5,477         $6,393            $6,837                $    13         $   15
Ratio of expenses to average net assets           1.75 %         1.75 %            1.75 %(1)              2.50 %         2.50 %(1)
Ratio of net investment loss to
  average net assets                             (0.57)%        (1.57)%           (1.62)%(1)             (1.26)%        (2.32)%(1)

Portfolio turnover rate                            255 %          132 %              59 %                  255 %          132 %
Average commission per share on
  portfolio transactions                       $0.0612         $ 0.05               N/A                $0.0612         $ 0.05


----------------------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE INTERNATIONAL EQUITY FUND                             CLASS A                                      CLASS D
---------------------------------              --------------------------------------       --------------------------------------
                                                                      July 13, 1995                               March 11, 1996
                                                                    (commencement of                             (commencement of
                                                Year Ended           operations) to          Year Ended           operations) to
                                               May 31, 1997           May 31, 1996          May 31, 1997           May 31, 1996
                                               --------------------------------------       --------------------------------------
NET ASSET VALUE, beginning of period           $      11.26         $      10.00            $      11.25         $      10.79
                                               ------------         ------------            ------------         ------------
Income from investment operations
  Net investment loss                                 (0.07)                (.05)                  (0.15)                (.01)
  Net realized and unrealized gain                     1.40                 1.31                    1.39                  .47
                                               ------------         ------------            ------------         ------------
Total from investment operations                       1.33                 1.26                    1.24                  .46
                                               ------------         ------------            ------------         ------------
NET ASSET VALUE, end of period                 $      12.59         $      11.26            $      12.49         $      11.25
                                               ============         ============            ============         ============

Total Return                                          11.81%               12.60%(2)               11.02%                4.26%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $     12,099         $      3,578            $         30         $          6
Ratio of expenses to average net assets
  before waiver                                        2.00%                2.00%(1)                2.75%                2.75%(1)
Ratio of expenses to average net assets,
  net of waiver                                        2.00%                1.99%(1)                2.75%                2.75%(1)
Ratio of net investment loss to average
  net assets before waiver                             0.82%               (0.92)%(1)               1.63%               (0.70)%(1)
Ratio of net investment loss to average
  net assets net of waiver                             0.82%               (0.91)%(1)               1.63%               (0.70)%(1)
Portfolio turnover rate                                  52%                  70%                     52%                  70%
Average commission per share on
  portfolio transactions                       $     0.0273         $       0.02            $     0.0273         $       0.02


RESERVE LARGE-CAP VALUE FUND                                CLASS A                          CLASS D
----------------------------                  ------------------------------------       ----------------
                                                                   January 2, 1996
                                                                  (commencement of
                                               Year Ended          operations) to           Year Ended
                                              May 31, 1997          May 31, 1996           May 31, 1997
                                              ------------------------------------       ----------------
NET ASSET VALUE, beginning of period          $     10.95         $     10.00            $     10.95
                                              -----------         -----------            ===========
Income from investment operations
  Net investment loss                               (0.03)              (0.01)                 (0.05)
  Net realized and unrealized gain                   3.69                0.96                   3.61
                                              -----------         -----------            -----------
Total from investment operations                     3.66                0.95                   3.56
                                              -----------         -----------            -----------
NET ASSET VALUE, end of period                $     14.61         $     10.95            $     14.51
                                              ===========         ===========            ===========

Total Return                                        33.42%               9.50%(2)              32.51%(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     3,054         $     1,231            $        56
Ratio of expenses to average net assets              1.75%               1.75%(1)               2.50%
Ratio of net investment loss to average
  net assets                                        (0.32)%             (0.32)%(1)             (1.07)%

Portfolio turnover rate                                18%                  0 %                   18%
Average commission per share on
  portfolio transactions                      $    0.0684         $      0.08            $    0.0684

----------------------------
(1)  Annualized

(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND                                  CLASS A                                  CLASS D
---------------------------                   ------------------------------------       ----------------------------------
                                                                   March 13, 1996
                                                                  (commencement of
                                               Year Ended          operations) to         Year Ended          Year Ended
                                              May 31, 1997          May 31, 1996         May 31, 1997        May 31, 1996
                                              ------------------------------------       ----------------------------------
NET ASSET VALUE, beginning of period          $     12.29         $     10.94            $     12.27         $     10.00
                                              -----------         -----------            -----------         -----------
Income from investment operations
  Net investment loss                               (0.11)               (.01)                 (0.28)              (0.17)
  Net realized and unrealized gain                   1.02                1.36                   1.10                2.44
                                              -----------         -----------            -----------         -----------
Total from investment operations                     0.91                1.35                   0.82                2.27
                                              -----------         -----------            -----------         -----------
NET ASSET VALUE, end of period                $     13.20         $     12.29            $     13.09         $     12.27
                                              ===========         ===========            ===========         ===========

Total Return                                         7.40%              12.34%(2)               6.68%              22.70%

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     2,174         $       131            $     1,828         $     2,408
Ratio of expenses to average net assets              1.75%               1.74%(1)               2.50%               2.49%
Ratio of net investment loss to average
  net assets                                        (1.31)%             (0.97)%(1)             (2.08)%             (2.00)%

Portfolio turnover rate                               102%                 85%                   102%                 85%
Average commission per share on
  portfolio transactions                      $    0.0545         $      0.04            $    0.0545         $      0.04


----------------------------

    (1)  Annualized

    (2) Total return is not annualized, and does not reflect impact of sales load.

                         RESERVE PRIVATE EQUITY SERIES
                         RESERVE BLUE CHIP GROWTH FUND
                   810 SEVENTH AVENUE, NEW YORK, N.Y.  10019
                                 (800) 637-1700
                                ---------------
                      STATEMENT OF ADDITIONAL INFORMATION



      This Statement of Additional Information describes Reserve Private Equity Series and the Reserve Blue Chip Growth Fund ("Growth Fund" or "Fund"). This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained (without charge) from Reserve Private Equity Series. This Statement is dated October 1, 1997.




                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
            Investment Policies                                               2
            Other Policies                                                    3
            Trustees and Officers of the Trust                                4
            Investment Management and Other Agreements                        6
            Portfolio Turnover, Transaction Charges and
                  Allocation                                                  8
            Shares of Beneficial Interest                                     8
            Purchase, Redemption and Pricing of Shares                        9
            Distributions and Taxes                                          10
            Performance Information                                          12
            Report of Independent Accountants                                14
            Financial Statements                                             15

                               INVESTMENT POLICIES

      The Fund has adopted as fundamental policies the following limitations on its investment activities. These fundamental policies may not be changed without a majority vote of the Fund shareholders, as defined in the Investment Company Act of 1940. The Blue Chip Growth Fund may not:

(1) borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount not to exceed 33 1/3% of the market value of its assets; (2) issue senior securities as defined in the Investment Company Act of 1940 except that the Fund may borrow money in accordance with limitation (1);
(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws; (4) invest 25% or more of the value of its total assets in the securities of issuers in any particular industry; (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts except the Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts; and (6) invest in voting securities or in companies for the purpose of exercising control.

      The Fund has reserved the right to purchase and write interest rate futures contracts, and put and call options on interest rate futures contracts. The Fund does not intend to use these techniques for the foreseeable future and that shareholders will be given notice should the Fund determine that they will be used.


      In addition to the fundamental investment policies listed above, the Fund has voluntarily adopted certain policies that may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders. In accordance with such policies and restrictions the Fund cannot:

      (1) purchase from or sell investment securities to any of the officers or Trustees of the Trust, its investment Adviser its investment Sub-Adviser, its principal underwriter or the officers, principals or directors of its investment Adviser, investment Sub-Adviser or principal underwriter; and (2) purchase or retain securities of an issuer any of whose officers, directors, trustees or securityholders is an officer or Trustee of the Trust or a member, officer, director or trustee of the investment Adviser or Sub-Adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one % (1/2 of 1%) of the securities (taken at market value) of such issuer and such individuals owning more than one-half of one % (1/2 of 1%) of such securities together beneficially own more than 5% of such securities or both.


      As a non-diversified company, the Fund is permitted to invest all of its assets in a limited number of issuers. However, it intends to comply with Subchapter M of the Internal Revenue Code in order to qualify as a regulated investment company for federal income tax purposes. To so qualify, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the value of its total assets is represented by cash, cash items, securities issued by the U.S. Government or its agencies or instrumentalities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than the U.S. Government or its agencies or instrumentalities or regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. In the event of a decline in the market value of the securities of one or more such issuers exceeding 5%, an investment in the Fund could entail greater risk than in a fund which has a policy of diversification.

                                 OTHER POLICIES

LENDING OF SECURITIES. The Fund may, to increase its income, lend its securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the United States Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more negotiated loan fees, interest on securities used as collateral or interest on short term debt securities purchased with such collateral, either of which type of interest may be shared with the borrower. The Fund may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements including the rules of The New York Stock Exchange, which require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. While voting rights may pass with the loaned securities, if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Sub-Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 for which there is a readily available market will not be deemed to be illiquid if they meet guidelines established by the Board of Trustees. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of potential purchasers;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

DEFENSIVE POSITION. For temporary defensive purposes, the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such circumstances, the Fund will increase its position in debt securities, which may include short-term U.S. Government securities and U.S. dollar- or foreign currency-denominated short-term indebtedness, cash equivalents and fixed-income securities issued or guaranteed by governmental entities, or by companies or supranational organizations (e.g., International Bank for Reconstruction and Development and the European community) rated AA or better by Standard & Poor's Corporation, or Aa or better by Moody's Investor Service, Inc.; or if not so rated, of equivalent investment quality as determined by the Adviser. Apart from periods of defensive investment, the Fund may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in U.S. dollar-denominated money-market instruments.

                       TRUSTEES AND OFFICERS OF THE TRUST

         +*BRUCE R. BENT, President, Treasurer and Trustee, 810 Seventh Avenue, New York, New York 10019.

         Mr. Bent is President, Treasurer, and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET"), Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity
Series ("RPES"), Director, Vice President and Secretary of Reserve Management Company, Inc. ("RMCI") and Reserve Management

Corporation, and Chairman and Director of Reserv Partner, Inc. Before 1968, he was associated with Stone & Webster Securities Corp., and previously, Teachers Insurance and Annuity Association.

      EDWIN EHLERT, JR., Trustee, 125 Elm Street, Westfield, New Jersey 07091.

      Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency formerly called Travelong of Westfield, Inc.) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RNYTET, RTET, and RPES.

      HENRI W. EMMET, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

      Mr. Emmet retired as the Managing Director of Servus Associates, Inc., and U.S.A. Representative of the First National Bank of Southern Africa in 1996. He is currently Trustee of RF. RIT. RNYTET. RTET. and RPES. Until 1989, he was Senior Vice President of the New York branch of Banque Nationale de Paris.

      +*DONALD J. HARRINGTON, C.M., Trustee, St. John's University, Jamaica, New York 11439.

      The Reverend Harrington is President of St. John's University (NY) and a Trustee of RF, RIT, RNYTET, RTET, and RPES. The Reverend Harrington served as President of Niagara University from 1984 to 1989 and was Executive Vice President of Niagara University from 1981 to 1984.

      MICHELLE L. NEUFELD, Counsel and Secretary, 810 Seventh Avenue, New York, New York 10019.


      Ms. Neufeld is Counsel and Secretary of RF, RIT, RTET, RNYTET, and RPES. Before joining The Reserve Funds in 1997, Ms. Neufeld was a staff attorney at NASD Regulation, Inc.


      PAT A. COLLETTI, Controller, 810 Seventh Avenue, New York, New York 10019.

      Mr. Colletti is Controller of RF, RIT, RTET, RNYTET, and RPES. Prior to joining The Reserve Funds in 1985, Mr. Colletti was Supervisor of Accounting of Money Market Funds for the Dreyfus Corporation.

---------------
+ Interested Trustee within the meaning of the Investment Company Act of 1940.

* Father Harrington is a member of the Board of Directors of Bear, Stearns & Co., Inc.

      Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

                              COMPENSATION TABLE

                           AGGREGATE               TOTAL COMPENSATION
                          COMPENSATION         FROM FUND AND FUND COMPLEX
  NAME OF TRUSTEE          FROM FUNDS*   (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE*
 ------------------------------------------------------------------------------
 Edwin Ehlert, Jr.             $120.09                $30,500
 Henri W. Emmet                $133.87                $34,000
 Rev. Donald J. Harrington     $118.11                $30,000

Amounts shown are for the Fund's fiscal year ending May 31, 1997.

                   INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

THE ADVISER. Reserve Management Company, Inc. ("Adviser"), 14 Locust Place, Manhasset, New York 11030, a registered investment Adviser, manages the Trust and provides it with investment advice pursuant to an Investment Management Agreement. Under the Investment Management Agreement, the Adviser manages the Fund, including effecting purchases and sales of investment securities, is responsible for the day-to-day oversight of the Trust's operations and to otherwise administer the affairs of the Trust as it deems advisable subject to the overall control and direction of the Trustees and the investment policies and limitations of the Trust described in the Prospectus and Statement of Additional Information. RMCI pays all employee costs and other ordinary operating costs of each Fund pursuant to the Investment Management Agreement which include: registration fees paid to the commission and state regulators, costs associated with the annual update of each Fund's registration statement, auditing annual financial statements, and printing and mailing costs (exclusive of those associated with the Service Plan). Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, payments made pursuant to the Trust's Distribution Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share.

      For its management services, and for paying all of the employee costs, costs of the Sub-Adviser and other ordinary operating expenses of the Trust, RMCI is periodically paid a comprehensive fee, at the annual rate of 1.50% per annum of the average daily net assets of the Fund.

      The Investment Management Agreement is subject to review and approval at least annually by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such renewal. The Agreement terminates automatically upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Adviser.

      THE SUB-ADVISER. Trainer, Wortham & Company, Inc. ("Sub-Adviser"), 845 Third Avenue, New York, New York 10022, a registered investment Adviser, acts as Sub-Adviser to the Fund. The Adviser and Trust have entered into a Sub-Advisory Agreement with the Sub-Adviser pursuant to which the Adviser will pay any fees of the Sub-Adviser. The Sub-Advisory Agreement is subject to annual review and approval by the Trustees, including a majority of those who are not "interested person" as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such renewal. The agreement automatically terminates upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Sub-Adviser.

      CUSTODIAN. The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 is Custodian for the cash and securities of the Trust. The Custodian maintains custody of the Trust's cash and securities, handles its securities settlements and performs transaction processing for receipts and disbursements in connection with the purchase and sale of the Trust's shares.


      DISTRIBUTION AGREEMENT. Resrv Partners, Inc. ("RESRV"), 810 Seventh Avenue, New York, New York 10019, is a distributor of the shares of the Trust. RESRV is a "principal underwriter" for the Trust within the meaning of the Investment Company Act of 1940, and as such acts as agent in arranging for the continuous offering of Trust shares. RESRV has the right to enter into dealer agreements with brokers or other persons of its choice for the sale of Trust shares. RESRV's principal business is the distribution of shares of mutual funds and it has retained no underwriting commissions during the last three fiscal years.


      The Distribution Agreement must be approved annually by the Trustees, including a majority of those who are not "interested persons," as defined in the Investment Company Act of 1940.

      SERVICE PLAN. The Trust maintains a Service Plan ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a plan adopted by the Board and approved by its shareholders. Pursuant to the Plan, the Distributor or its affiliates may make payments ("assistance payments") to brokers, financial institutions and financial intermediaries ("payees") in respect of Trust shareholder accounts ("qualified accounts") as to which the payee has rendered distribution assistance or other services. The Distributor may also retain amounts to pay for advertising and marketing expenses. Assistance payments by the Distributor are made to payees at an annual rate of .25% of the average net asset value.

The Trustees have determined that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders and that its costs are primarily intended to result in the sale of the Trust's shares.

      Under the Plan, the Trust's officers report quarterly the amounts and purposes of assistance payments to the Trustees. During the continuance of the Plan the selection and nomination of the disinterested Trustees of the Trust are at the discretion of the disinterested Trustees currently in office.

      The Plan and related agreements may be terminated at any time by a vote of a majority of the outstanding voting securities of the Fund. The Plan and related agreements may be renewed from year to year if approved by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons", as defined in the Investment Company Act of 1940. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a majority vote of the Board of Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

      The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investment and the assistance payments received by such banks under the Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the Plan for activities not primarily intended to result in the sale of a Fund's shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court concerning payments to banks contemplated by the Plan, any such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states.

      INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P, 1301 Avenue of Americas, New York, New York 10019 is the Trust's independent accountants.

             PORTFOLIO TURNOVER, TRANSACTION CHARGES AND ALLOCATION

      The Fund will not attempt to achieve, nor will it be limited to, a predetermined rate of portfolio turnover. Turnover rate is the lesser of purchases or sales of portfolio securities for a year (excluding all securities with maturities of one year or less) divided by the monthly average of the market value of such securities.

      Subject to the overall supervision of the officers of the Trust, its Board of Trustees, and the Adviser, the Sub-Adviser places all orders for the purchase and sale of the Fund's investment securities. In general, in the purchase and sale of investment securities the Sub-Adviser will seek to obtain prompt and reliable execution of orders at the most favorable prices or yields. In determining best price and execution, the Sub-Adviser may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Fund's Sub-Adviser, and any statistical, research, or other services provided by the dealer. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined in good faith by the Fund's Sub-Adviser. Brokers or dealers who execute investment securities transactions for the Fund may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers. Subject to procedures adopted by and the Supervision of the Board of Trustees, the Sub-Adviser is authorized to place portfolio transactions with brokers or dealers affiliated with it provided the commission or fee charged is comparable to that charged by non-affiliated brokers or dealers on comparable transactions involving similar securities being purchased or sold during a comparable period of time on a securities exchange. Any such transactions will be in accordance with Rule 17e-1 under the Investment Company Act of 1940.

      When transactions are made in the over-the-counter market, the Fund deals with the primary market makers unless more favorable prices are otherwise obtainable.

                          SHARES OF BENEFICIAL INTEREST

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an interest in the respective series of the Trust proportionately equal to the interest of each other share. If they deem it advisable in the best interests of shareholders, the Trustees of the Trust may classify or reclassify any unissued shares of the Trust by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of the stock. Any changes would be required to comply with any applicable state and Federal securities laws. These currently require that each series be preferred over all other series in respect of assets specifically allocated to such series. It is anticipated that under most circumstances, the rights of any additional series would be comparable unless otherwise required to respond to the particular situation. Upon liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of their respective series of the Trust available for distribution to such shareholders. No changes can be made to the Trust's issued shares without shareholder approval.

      Each Fund share when issued is fully paid, nonassessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of its series, equal rights to all dividends and other distributions from its series, and one vote for all purposes. Shares of separate series vote together for the election of Trustees and have noncumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      Regulations of the Securities and Exchange Commission provide that if a series is separately affected by a matter requiring a vote (election of Trustees, ratification of independent accountant selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the Trust as a whole), each such series votes separately. Each series votes separately on such matters as approval of the Investment Management Agreement, material amendments to the Service Plan, and majority of the effected shareholders. For this purpose a "majority" is constituted by either 50% of all shares voting as a group or 67% of the shares voted as a group at an annual meeting of shareholders at which at least 50% of the shares of each group are represented.

      As of August 30, 1997, the following persons owned of record or beneficially 5% or more of the Fund's outstanding shares: Reserve Management Corporation, 810 Seventh Avenue, New York, NY 10019 (8.8%) (Class A); Trainer Wortham & Co., Inc. 845 Third Avenue, New York, NY 10022 (23.8%) (Class A); Bear Stearns, Imetrotech Center North, Brooklyn, NY 11201 (5.9%) (Class A); Arthur T. Bent III, 18 Heights Road, Plandome, NY 11030 (6.9%) (Class A); and Verner M. Swanson, 4225 Renshaw Run, Lambertville, MI 48144 (8%) (Class D).

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

      Redemption payments are normally made by check or wire transfer, but the Trust may be authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of portfolio instruments valued at the same time as the redemption net asset value is determined). The Trust has made an election committing it to pay in cash all requests for redemption from the series involved, by any shareholder or record, limited during any 90-day period to the lesser of $250,000 or 1% of the net assets of the series at the beginning of the period. The election is irrevocable pursuant to rules and regulations under the Investment Company Act or 1940 unless withdrawal is permitted by order of Securities and Exchange Commission. In disposing of such securities an investor might incur transaction costs and on the date of disposition might receive an amount less than the net asset value of the redemption.

      DETERMINATION OF NET ASSET VALUE. Shares are offered at net asset value. The net asset value of each Fund is calculated at the end of each business day (currently 4:00 PM New York time) that the New York Stock Exchange is open for trading and on other days there is a sufficient degree of trading to materially affect the Fund's net asset value. The net asset value is not calculated on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, Christmas Day and on other days the New York Stock Exchange is closed for trading. The net asset value per share of the Fund is determined by adding the value of all its securities and other assets, subtracting its liabilities and dividing the result by the total number of outstanding shares.

      Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the last bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities in foreign currencies are translated into United States dollars at the prevailing rates of exchange. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                             DISTRIBUTIONS AND TAXES

      The following is a general description of certain tax rules relating to the Fund. It is not exhaustive and prospective investors may wish to consult their tax advisers.

      The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 ("Code") so long as such qualification is in the best interests of shareholders. If it so qualifies, the Fund generally will not be subjected to federal income tax on such distributed amounts. Shareholders of the Fund, however, will be subject to federal income tax on any ordinary net income and net capital gains realized by the Fund and distributed to shareholders as regular or capital gains dividends, whether distributed in cash or in the form of additional shares. Net long-term capital gains distributions will be taxable to shareholders as long-term capital gains, regardless of the length of time the corresponding shares have been held.

      Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss (if the shares are capital assets in the shareholder's hands) and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

      In order to qualify as a "regulated investment company" under the Code, the Fund must, among other things, in each taxable year distribute at least 90% of its taxable income to shareholders, derive at least 90% of its gross income from dividends, interest and gains from the sale or disposition of securities and derive less than 30% of its gross income from the sale or disposition of securities held for less than three months. Accordingly, the Fund will be subject to certain restrictions including restrictions in the writing of options on securities which have been held for less than three months, purchasing and selling futures contracts held for less than three months, in the writing of options which expire in less than three months, and in effecting closing purchase transactions, with respect to options which have been written less than three months prior to such transactions.

      The Code imposes a non-deductible, 4% excise tax on regulated investment companies that do not distribute to their shareholders in each calendar year an amount equal to (i) 98% of their calendar year ordinary income; plus 98% of their capital gain net income (the excess of short- and long-term capital losses) for the one year period ending October 31. Dividends declared in December of any year to shareholders of record on any date in December will be deemed to have been received by the shareholders and paid by the Fund on the record date, provided such dividends are paid by February 1 as of the following year.

      Dividends and distributions declared payable to shareholders of record after September 30 of any year and paid before February 1 of the following year, are considered taxable income to shareholders on December 31 in the year declared date even though paid in the next year.

      Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident aliens are urged to consult their own tax adviser concerning the applicability of the United States withholding tax.

      The Code includes rules applicable to certain listed options, futures contracts, and options on futures contracts which the Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, generally are required to be treated as sold at market value on the last day of such fiscal year and on certain other dates for federal income tax purposes ("marked-to-market"). Generally, over-the-counter options are not classified as
Section 1256 contracts and are not subject to the mark-to market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by the Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.


      Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

      The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, this amount, character and timing of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle position, the amount which may be distributed to Shareholder, and which, will be taxed as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

      The foregoing is a general summary of certain provisions of the Code and Treasury Regulations in effect. For the complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

      Dividends paid by the Fund are generally expected to be subject to any state or local taxes on income. Shareholders should consult their own attorneys or tax advisers about the tax consequences related to investing in the Fund.

                             PERFORMANCE INFORMATION

      The Fund may from time to time advertise its total return. Total return is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods or up to the life of the Fund that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV
      Where:         P =     a hypothetical initial payment of $1,000
                     T =     average annual total return
                     n =     number of years
                   ERV =     ending redeemable value of a hypothetical
                             $1,000 payment made at the beginning of the 1, 5
                             or 10 year periods, at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

      In advertising and sales literature, the Fund may compare its performance to (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), the Russell 2000, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc. a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      The Fund may also compute aggregate total return for specified periods based on a hypothetical Fund account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of the account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return reflects payment of the maximum sales charge and assumes reinvestment of all income dividends and capital gain distributions during the period.


      The Fund may also quote annual, average annual and annualized total return and aggregate total performance data both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Trustees of The Reserve Private Equity Series:


We have audited the accompanying statements of assets and liabilities of The Reserve Private Equity Series (comprising, respectively, Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund)) (collectively the "Trust"), including the schedules of portfolio investments, as of May 31, 1997, and the related statements of operations for the period presented, and the statements of changes in net assets and the financial highlights for each period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series constituting The Reserve Private Equity Series as of May 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.


New York, New York
June 27, 1997

                        THE RESERVE PRIVATE EQUITY SERIES
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BANKS (1.9%)
   BankBoston Corporation                                                     1,400               $102,200
                                                                                                  --------

   BEVERAGES (4.0%)
   PepsiCo, Inc.                                                              6,000                220,500
                                                                                                  --------

   BUILDING MATERIALS (1.8%)
*  American Standard Companies, Inc.                                          2,000                100,250
                                                                                                  --------

   CHEMICALS - MISCELLANEOUS (4.3%)
   ChemFirst, Inc.                                                            9,200                238,050
                                                                                                  --------

   COMPUTER SERVICES (2.2%)
*  Wang Laboratories, Inc.                                                    5,800                118,900
                                                                                                  --------

   COMPUTER SOFTWARE (5.8%)
*  CUC International, Inc.                                                    6,450                148,350
   National Data Corporation                                                  3,900                171,112
                                                                                                  --------
                                                                                                   319,462
                                                                                                  --------

   CONSUMER SERVICES (2.2%)
*  HFS, Inc.                                                                  2,200                118,525
                                                                                                  --------

   ELECTRONICS (6.8%)
   General Electric Company                                                   1,800                108,675
*  Perceptron, Inc.                                                           9,300                262,725
                                                                                                  --------
                                                                                                   371,400
                                                                                                  --------
   ENTERTAINMENT (3.1%)
   Walt Disney Company                                                        2,100                171,937
                                                                                                  --------

   FINANCIAL SERVICES (6.2%)
   Federal National Mortgage Association                                      5,200                226,850
   Pioneer Group, Inc.                                                        4,400                110,550
                                                                                                  --------
                                                                                                   337,400
                                                                                                  --------
   FOOD (2.3%)
*  Suiza Foods Corporation                                                    4,200                125,475
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.7%)
*  Assisted Living Concepts, Inc.                                             8,000                200,000
                                                                                                  --------

   MANAGED CARE (1.1%)
*  Physicians' Specialty Corporation                                         10,000                 61,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   MEDICAL SUPPLIES (1.3%)
*  LaserSight Corporation                                                    10,000             $   70,000
                                                                                                ----------

   MISCELLANEOUS CONSUMER (2.1%)
*  Gibson Greetings, Inc.                                                     5,300                115,275
                                                                                                ----------

   MISCELLANEOUS MANUFACTURING (5.6%)
   Warnaco Group, Inc.                                                        5,300                173,575
   Westinghouse Electric Corporation                                          6,500                131,625
                                                                                                ----------
                                                                                                   305,200
                                                                                                ----------

   MULTI-LINE INSURANCE (3.1%)
   The Hartford Financial Services Group, Inc.                                2,200                171,600
                                                                                                ----------

   OFFICE - BUSINESS EQUIPMENT (4.6%)
*  American Pad & Paper Company                                              13,500                249,750
                                                                                                ----------

   OIL/GAS EQUIPMENT SERVICES (2.0%)
*  Cairn Energy USA, Inc.                                                     9,200                108,675
                                                                                                ----------

   PACKAGED SOFTWARE (3.9%)
   Computer Associates International, Inc.                                    3,900                213,525
                                                                                                ----------

   PHARMACEUTICALS (7.1%)
*  Bio-Technology General Corporation                                         5,400                 78,300
   Eli Lilly & Company                                                        1,100                102,300
   Johnson & Johnson                                                          1,800                107,775
   Merck & Co., Inc.                                                          1,100                 98,863
                                                                                                ----------
                                                                                                   387,238
                                                                                                ----------
   PUBLISHING (4.2%)
   Harte-Hanks Communications                                                 7,800                233,025
                                                                                                ----------

   RADIO, TV & BROADCAST COMMUNICATION EQUIPMENT (4.6%)
*  American Radio Systems Corporation                                         1,400                 52,150
*  Sinclair Broadcast Group, Inc.                                             8,000                198,000
                                                                                                ----------
                                                                                                   250,150
                                                                                                ----------

   REAL ESTATE (4.6%)
   Insignia Financial Group, Inc., Class A                                   14,200                252,050
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                            SHARES/              VALUE
                                                                             UNITS              (NOTE 1)
                                                                             -----              --------
   SPECIAL INDUSTRIAL MACHINERY (3.1%)
   Thermo Electron Corporation                                                5,000          $     172,500
                                                                                             -------------

   TOTAL COMMON STOCKS (Cost $4,512,303) (91.6%)                                                 5,014,337

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  260,000                260,000
   Vista Treasury Plus Money Market Fund                                     70,000                 70,000
                                                                                             -------------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $330,000) (6.0%)                                          330,000
                                                                                             -------------

   TOTAL INVESTMENTS (Cost $4,842,303) (97.6%)                                                   5,344,337

   Other assets, less liabilities (2.4%)                                                           129,523
                                                                                             -------------
   NET ASSETS (100%)                                                                         $   5,473,860
                                                                                             =============


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $4,842,303, the aggregate gross unrealized appreciation for all investments was $707,511 and aggregate gross unrealized depreciation for all investments was $205,477.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   BASIC INDUSTRIAL COMMODITY (2.2%)
   First South Africa Corp, Ltd., 144A, 9%                         06/15/04        450,000      $  450,000
                                                                                                ----------

   BIO-TECHNOLOGY (3.9%)
   Chiron Corp., 144A, 1.9%                                        11/17/00        450,000         397,125
   NABI, Inc., 144A, 6.5%                                          02/01/03        500,000         414,375
                                                                                                ----------
                                                                                                   811,500
                                                                                                ----------

   COMMERCIAL SERVICES (1.8%)
   Pharmaceutical Marketing
     Services, Inc., 144A, 6.25%                                   02/01/03        450,000         360,000
                                                                                                ----------

   COMPUTER SOFTWARE (1.9%)
   MacNeal - Schwendler Corp., 7.875%                              08/18/04        400,000         392,000
                                                                                                ----------

   ELECTRONIC PRODUCTS - MISCELLANEOUS (1.9%)
   Trans-Lux Corp., 7.5%                                           12/01/06        375,000         390,000
                                                                                                ----------

   ENVIRONMENT - CONSULTING, ENGINEERING (1.1%)
   Roy F. Weston, Inc., 7%                                         04/15/02        270,000         229,500
                                                                                                ----------

   FOOD CHAINS (1.9%)
   Marsh Supermarkets, Inc., 7%                                    02/15/03        400,000         400,000
                                                                                                ----------

   GENERAL INDUSTRIAL MACHINE & EQUIPMENT (2.0%)
   Robbins & Myers, Inc., 6.5%                                     09/01/03        300,000         412,500
                                                                                                ----------

   HOTEL - MOTEL (3.4%)
   Hilton Hotels Corp., 5%                                         05/15/06        350,000         380,625
   Signature Resorts, Inc., 5.75%                                  01/15/07        350,000         316,750
                                                                                                ----------
                                                                                                   697,375
                                                                                                ----------

   MEDICAL - HMO (3.9%)
   FPA Medical Management, Inc., 6.5%                              12/15/01        400,000         421,000
   PhyMatrix Corp., 6.75%                                          06/15/03        450,000         389,250
                                                                                                ----------
                                                                                                   810,250
                                                                                                ----------

   OIL - DOMESTIC (2.7%)
   Lomak Petroleum, Inc., 144A, 6%                                 02/01/07        350,000         395,500
   Snyder Oil Corp., 7%                                            05/15/01        150,000         155,625
                                                                                                ----------
                                                                                                   551,125
                                                                                                ----------

   POLLUTION CONTROL (3.8%)
   USA Waste Services, Inc., 4%                                    02/01/02        350,000         362,250
   WMX Technologies, Inc., 2%                                      01/24/05        450,000         406,687
                                                                                                ----------
                                                                                                   768,937
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   PUBLISHING (2.0%)
   Scholastic Corp., 5%                                            08/15/05        500,000      $  403,750
                                                                                                ----------

   RETAIL STORES - DEPARTMENT (1.9%)
   Saks Holdings, Inc., 5.5%                                       09/15/06        450,000         398,250
                                                                                                ----------

   RETAIL - APPAREL (1.9%)
   Charming Shoppes, Inc., 7.5%                                    07/15/06        400,000         393,000
                                                                                                ----------

   RETAIL - SPECIALTY (1.8%)
   The Sports Authority, Inc., 5.25%                               09/15/01        400,000         360,500
                                                                                                ----------

   TRANSPORT - AIR FREIGHT (1.6%)
   Consolidated Logistics, 144A, 8%                                08/21/00        400,000         320,000
                                                                                                ----------

   WATER TREATMENT SYSTEMS (3.2%)
   United States Filter Corp., 4.5%                                12/15/01        650,000         665,438
                                                                                                ----------

   TOTAL CONVERTIBLE BONDS (Cost $8,647,471) (42.9%)                                             8,814,125
                                                                                                ----------


PREFERRED STOCKS

                                                                                                    VALUE
                                                                             SHARES                (NOTE 1)
                                                                             ------                --------
   BANKS (2.6%)
   National Australian Bank Ltd., 7.875%                                     20,000               $537,500
                                                                                                   -------

   CONTAINERS-METAL/GLASS (2.1%)
   Crown Cork & Seal Company, Inc., 4.5% 2/26/00                              8,000                434,000
                                                                                                   -------

   ENERGY (1.6%)
   Occidental Petroleum Corp., 144A, $3.875 Series 1993                       6,000                338,250
                                                                                                   -------

   ENTERTAINMENT (2.9%)
   Wellsford Residential Property, 7% Series A                               22,900                589,675
                                                                                                   -------

   FINANCIAL SERVICES (2.1%)
   SunAmerica, Inc., $3.1875 10/31/99                                        10,000                431,250
                                                                                                   -------

   GENERAL INDUSTRIAL MACHINES & EQUIPMENT (2.0%)
   Greenfield Industries, Inc., 144A, 6% 3/31/16                              9,000                409,500
                                                                                                   -------

   GLASS PRODUCTS (1.9%)
   Corning Delaware L.P., 6%                                                  5,000                399,375
                                                                                                   -------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


PREFERRED STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   GOLD MINING (1.6%)
   Coeur D'Alene Mines Corp., 7% 3/15/00                                     20,000             $  332,500
                                                                                                ----------

   HOTEL-MOTEL (1.8%)
   Host Marriott Corp., 144A, 6.75% 12/02/26                                  6,500                367,250
                                                                                                ----------

   MEDICAL - HMO (2.1%)
   Aetna, Inc., 6.25% 7/19/00                                                 4,700                431,225
                                                                                                ----------

   NATURAL GAS (2.0%)
   MCN Corp., 8.75% 4/30/99                                                  15,000                416,250
                                                                                                ----------

   OIL-DOMESTIC (5.5%)
   Mesa, Inc., 8%, Series A                                                  80,000                530,000
   Nuevo Energy, 5.75% 12/15/26 Series A                                      8,000                403,000
   Snyder Oil Corporation, $1.5                                               7,700                190,575
                                                                                                ----------
                                                                                                 1,123,575
                                                                                                ----------

   PAPER (1.9%)
   International Paper Co., 5.25% 7/20/25                                     7,500                386,250
                                                                                                ----------

   PUBLISHING (1.4%)
   Golden Books Family Entertainment, Inc., 144A,
     8.75% 8/20/16                                                            5,000                280,000
                                                                                                ----------

   PUBLISHING-NEWSPAPERS (2.1%)
   Hollinger International, Inc., 9.75% 8/01/00                              40,000                440,000
                                                                                                ----------

   REAL ESTATE (4.8%)
   Excel Realty, $2.125 Series A                                             16,000                426,000
   Redwood Trust, Inc., 9.74% Class B                                        10,000                567,500
                                                                                                ----------
                                                                                                   993,500
                                                                                                ----------

   RESTAURANTS (2.0%)
   Apple South, Inc., 144A, $3.5 3/01/27                                      7,000                420,875
                                                                                                ----------

   TELECOMMUNICATIONS (2.1%)
   Mobile Telecommunication
     Technologies Corp., 144A, $2.25                                         20,000                425,000
                                                                                                ----------

   TELECOMMUNICATIONS-BROADCAST (2.1%)
   Merrill Lynch & Company, 6% 6/01/99 Series COX                            20,000                427,500
                                                                                                ----------

TOTAL PREFERRED STOCKS (Cost $8,282,029) (44.6%)                                                $9,183,475
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


COMMON STOCKS

                                                                                                VALUE
                                                                             SHARES            (NOTE 1)
                                                                             ------            --------
   AEROSPACE (0.9%)
*  International Airline Support Group, Inc.                                 44,908        $       196,473
                                                                                           ---------------

   ENTERTAINMENT (1.4%)
*  Malibu Entertainment Worldwide, Inc.                                      70,000                280,000
                                                                                           ---------------

   MISCELLANEOUS MANUFACTURING (0.1%)
*  Disc Graphics, Inc. - Warrants Class "A", 11/01/99                        28,000                 21,000
                                                                                           ---------------

   NONHAZARDOUS WASTE DISPOSAL (0.2%)
*  Allied Waste Industries, Inc.                                              2,266                 33,423
                                                                                           ---------------

   OIL WELL SERVICES (3.6%)
*  SEACOR SMIT, Inc.                                                         14,400                745,200
                                                                                           ---------------

   PREHOSPITAL MEDICAL CARE, TRANSPORTATION (1.7%)
   Laidlaw, Inc., Class B                                                    25,663                346,451
                                                                                           ---------------

   TELECOMMUNICATIONS (0.6%)
*  Mobile Telecommunication Technologies Corp.                               10,000                121,875
                                                                                           ---------------

   TOYS (2.1%)
   Hasbro, Inc.                                                              15,000                435,000
                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $1,876,695) (10.6%)                                                    2,179,422
                                                                                           ---------------

TOTAL INVESTMENT SECURITIES (Cost $18,806,195) (98.1%)                                     $    20,177,022

Other assets, less liabilities (1.9%)                                                              394,238
                                                                                           ---------------
NET ASSETS (100%)                                                                          $    20,571,260
                                                                                           ===============


   Value of investments are shown as a percentage of Net Assets

*  Non-income-producing security

   For Federal income tax purposes, the tax basis of investments owned at May 31, 1997 was $18,806,195, the aggregate gross unrealized appreciation for all investments was $1,553,782 and aggregate gross unrealized depreciation for all investments was $182,955.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND
COMMON STOCKS


                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BIO-TECHNOLOGY (1.9%)
*  Genzyme Corporation                                                        4,800               $114,600
                                                                                                  --------

   CAPITAL GOODS - DIVERSIFIED (2.4%)
   Danaher Corporation                                                        3,000                145,500
                                                                                                  --------

   CAPITAL GOODS/INDUSTRIAL (1.9%)
*  Vishay Intertechnology, Inc.                                               3,836                112,703
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (6.3%)
*  ANADIGICS, Inc.                                                            4,500                149,063
   ECI Telecommunications Ltd. Designs                                        6,300                145,687
*  Saville Systems Ireland plc                                                2,000                 85,250
                                                                                                  --------
                                                                                                   380,000
                                                                                                  --------
   COMMUNICATION - NETWORK (3.4%)
*  ICG Communications, Inc.                                                   5,000                 80,000
*  PairGain Technologies, Inc.                                                6,000                125,250
                                                                                                  --------
                                                                                                   205,250
                                                                                                  --------
   COMPUTER NETWORKING (3.3%)
*  Ascend Communications, Inc.                                                3,600                200,700
                                                                                                  --------

   COMPUTER PERIPHERAL EQUIPMENT (0.9%)
*  Dialogic Corporation                                                       1,800                 52,650
                                                                                                  --------

   COMPUTER SERVICES (4.6%)
*  HNC Software, Inc.                                                         5,200                171,600
*  Rational Software Corporation                                              5,400                101,925
                                                                                                  --------
                                                                                                   273,525
                                                                                                  --------
   COMPUTER SOFTWARE (3.1%)
*  Business Objects S. A. - ADR                                               5,200                 50,050
*  Media 100, Inc.                                                            8,000                 46,000
*  Sapient Corporation                                                        2,000                 89,500
                                                                                                  --------
                                                                                                   185,550
                                                                                                  --------

   CONSUMER GROWTH (8.3%)
*  Activision, Inc.                                                          16,000                208,000
*  Conso Products Company                                                     7,625                101,031
*  Electronic Arts, Inc.                                                      3,700                118,400
*  Lin Television Corporation                                                 1,700                 73,738
                                                                                                  --------
                                                                                                   501,169
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   ELECTRONIC PRODUCTS - MISCELLANEOUS (0.5%)
   AVX Corporation                                                            1,000               $ 27,250
                                                                                                  --------

   ENERGY (2.7%)
   Cross Timbers Oil Company                                                  8,250                159,844
                                                                                                  --------

   HEALTH (4.3%)
*  HCIA, Inc.                                                                 2,300                 56,925
*  National Dentex Corporation                                                6,000                104,250
*  PacifiCare Health Systems, Inc.                                            1,200                 95,100
                                                                                                  --------
                                                                                                   256,275
                                                                                                  --------

   HOUSEHOLD FURNISHINGS & APPLIANCES (2.8%)
*  Williams-Sonoma, Inc.                                                      4,500                165,938
                                                                                                  --------

   MANAGED CARE (7.4%)
*  CRA Managed Care, Inc.                                                     2,500                114,375
*  Healthsource, Inc.                                                         4,000                 86,000
*  MedPartners, Inc.                                                          7,100                134,900
*  PhyCor, Inc.                                                               3,787                108,402
                                                                                                  --------
                                                                                                   443,677
                                                                                                  --------

   MISCELLANEOUS CONSUMER (2.5%)
*  On Assignment, Inc.                                                        4,000                152,500
                                                                                                  --------

   OFFICE-BUSINESS EQUIPMENT (2.4%)
*  HPR, Inc.                                                                  9,000                146,250
                                                                                                  --------

   OFFSHORE DRILLING (1.6%)
*  Parker Drilling Company                                                   10,000                 96,250
                                                                                                  --------

   OIL WELL SERVICES (1.3%)
*  Dawson Production Services, Inc.                                           7,000                 78,750
                                                                                                  --------

   OPTICAL INSTRUMENTS AND LENSES (1.6%)
*  KLA-Tencor Corporation                                                     2,000                 95,125
                                                                                                  --------

   PAPER (1.2%)
*  Data Documents, Inc.                                                       6,000                 71,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   PHARMACEUTICALS (4.9%)
*  Centocor, Inc.                                                             3,200             $  112,800
*  Dura Pharmaceuticals, Inc.                                                 4,600                182,850
                                                                                                ----------
                                                                                                   295,650
                                                                                                ----------

   RESTAURANTS (0.4%)
*  Outback Steakhouse, Inc.                                                   1,000                 23,250
                                                                                                ----------

   RETAIL - SPECIALTY (10.6%)
*  Borders Group, Inc.                                                        7,900                171,825
*  Corporate Express, Inc.                                                    8,600                118,250
*  PetSmart, Inc.                                                             6,000                 73,500
*  Staples, Inc.                                                              6,325                139,150
*  The Sports Authority, Inc.                                                 7,500                135,000
                                                                                                ----------
                                                                                                   637,725
                                                                                                ----------
   SEMICONDUCTOR-RELATED DEVICES (5.4%)
*  Etec Systems, Inc.                                                         1,800                 80,100
   Intel Corporation                                                            800                121,200
*  LSI Logic Corporation                                                      3,000                125,250
                                                                                                ----------
                                                                                                   326,550
                                                                                                ----------

   SYSTEM SOFTWARE/CLIENT SERVER (1.6%)
*  Hummingbird Communications Ltd.                                            3,400                 96,900
                                                                                                ----------

   TELECOMMUNICATIONS EQUIPMENT (7.3%)
*  Comverse Technology, Inc.                                                  2,000                 91,500
*  DSC Communications Corporation                                             2,000                 51,125
*  Newbridge Networks Corporation                                             3,600                144,450
*  P-COM, Inc.                                                                3,200                103,200
*  Proxim, Inc.                                                               2,000                 51,250
                                                                                                ----------
                                                                                                   441,525
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,710,070) (94.6%)                                                 5,686,356
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


                                                                                                    VALUE
                                                                                  UNITS           (NOTE 1)
                                                                                  -----           --------
   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                       280,000         $  280,000
   U.S. Treasury Plus Money Market Fund                                          150,000            150,000
                                                                                                 ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $430,000) (7.2%)                                           430,000
                                                                                                 ----------

   TOTAL INVESTMENTS (Cost $5,140,070) (101.8%)                                                   6,116,356

   Liabilities, less other assets (-1.8%)                                                          (106,650)
                                                                                                 ----------
   NET ASSETS (100%)                                                                             $6,009,706
                                                                                                 ==========

   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned May 31, 1997 was $5,140,070, the aggregate gross unrealized appreciation for all investments was $1,463,144 and aggregate gross unrealized depreciation for all investments was $486,858.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIRLINES (3.8%)
   Southwest Airlines Company                                                 8,000               $206,000
                                                                                                  --------

   APPAREL MANUFACTURING (2.5%)
   Liz Claiborne, Inc.                                                        3,000                136,875
                                                                                                  --------

   BANKS (5.0%)
   State Street Corporation                                                   6,200                276,675
                                                                                                  --------

   CLOTHING (4.6%)
*  Jones Apparel Group, Inc.                                                  5,400                253,125
                                                                                                  --------

   COMPUTER MEMORY DEVICES (1.7%)
*  EMC Corporation                                                            2,300                 91,712
                                                                                                  --------

   COMPUTER MICROSYSTEMS (2.3%)
*  Dallas Semiconductor Corporation                                           3,200                123,600
                                                                                                  --------

   COMPUTER - PERIPHERAL EQUIPMENT (2.1%)
*  Adaptec, Inc.                                                              3,200                117,600
                                                                                                  --------

   COMPUTERS (8.2%)
*  Dell Computer Corporation                                                  2,100                236,250
*  Gateway 2000, Inc.                                                         3,200                212,400
                                                                                                  --------
                                                                                                   448,650
                                                                                                  --------

   FINANCIAL/BUSINESS SERVICES (17.1%)
   Bear Stearns Companies, Inc.                                               8,400                273,000
   Lehman Brothers Holdings, Inc.                                             5,400                218,025
   Merrill Lynch & Company                                                    2,300                243,800
   Paine Webber Group, Inc.                                                   5,700                202,350
                                                                                                  --------
                                                                                                   937,175
                                                                                                  --------

   GLASS PRODUCTS (3.5%)
   Corning, Inc.                                                              3,800                191,425
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.8%)
*  Tenet Healthcare Corporation                                               7,700                211,750
                                                                                                  --------

   LIFE/HEALTH INSURANCE (14.6%)
   Conseco, Inc.                                                              8,200                328,000
   SunAmerica, Inc.                                                           4,800                226,800
   Torchmark Corporation                                                      3,800                249,375
                                                                                                  --------
                                                                                                   804,175
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MISCELLANEOUS MANUFACTURING (4.0%)
   Minnesota Mining and Manufacturing Company                                 2,400             $  220,200
                                                                                                ----------

   MULTI-LINE INSURANCE (0.2%)
   Travelers Group, inc.                                                        200                 10,975
                                                                                                ----------

   PAPER (2.4%)
   International Paper Company                                                2,700                129,600
                                                                                                ----------

   RETAIL (4.1%)
*  Costco Companies, Inc.                                                     6,700                226,125
                                                                                                ----------

   RETAIL STORES (3.8%)
   Dayton Hudson Corporation                                                  4,400                211,750
                                                                                                ----------

   RETAIL STORES - GENERAL MERCHANDISING (3.4%)
   Dollar General Corporation                                                 5,500                184,938
                                                                                                ----------

   RETAIL - JEWELRY (2.4%)
   Tiffany & Company                                                          2,800                129,850
                                                                                                ----------

   TELEPHONE & TELEGRAPH APPARATUS (4.6%)
*  Tellabs, Inc.                                                              5,000                251,250
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,698,451) (94.1%)                                                 5,163,450

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund
   (Cost $80,000) (1.5%)                                                     80,000                 80,000
                                                                                                ----------

   TOTAL INVESTMENTS (Cost $4,778,451) (95.6%)                                                   5,243,450

   Other assets, less liabilities (4.4%)                                                           246,483
                                                                                                ----------
   NET ASSETS (100%)                                                                            $5,489,933
                                                                                                ==========


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned at May 31, 1997 was $4,778,451, the aggregated gross unrealized appreciation for all investments was $522,884 and aggregate gross unrealized depreciation for all investments was $57,885.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                                 SHARES          (NOTE 1)
                                                                                 ------          --------
   AUSTRALIA (0.7%)
   Australian Hospital Care Ltd.                                                  49,000        $   82,014
                                                                                                ----------

   DENMARK (2.6%)
*  Carli Gray International                                                        1,400            83,981
   Novo Nordisk                                                                    2,200           235,853
                                                                                                ----------
                                                                                                   319,834
                                                                                                ----------

   FINLAND (2.4%)
   Oy Nokia AB                                                                     2,300           150,810
   TT Tieto OY                                                                     1,700           143,340
                                                                                                ----------
                                                                                                   294,150
                                                                                                ----------

   FRANCE (6.3%)
   Altran Technologies                                                               500           160,632
*  Carrefour                                                                         360           236,937
   Pinault - Printemps - Redoute                                                     225            94,556
   Sidel                                                                           2,800           196,926
   Sodexho Alliance                                                                  150            69,810
                                                                                                ----------
                                                                                                   758,861
                                                                                                ----------

   GERMANY (4.9%)
   Altana AG                                                                         150           138,545
   Bayerische Motoren Werke (BMW) AG                                                 200           163,980
   Fresenius AG Pfd.                                                                 722           159,820
   Porsche AG Pfd.                                                                   110           132,802
                                                                                                ----------
                                                                                                   595,147
                                                                                                ----------

   HONG KONG (11.8%)
   Hang Seng Bank Ltd.                                                            18,000           216,056
   Henderson Land Development Company Ltd.                                        24,000           233,867
   Hong Kong & China Gas Company                                                 182,496           317,978
   HSBC Holdings                                                                   8,436           255,868
*  New World Infrastructure Ltd.                                                  19,000            59,222
   Sun Hung Kai Properties Ltd.                                                   20,000           245,870
   Wing Hang Bank Ltd.                                                            21,600           102,870
                                                                                                ----------
                                                                                                 1,431,731
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   INDONESIA (0.7%)
*  PT Bank International Indonesia                                           61,156              $  50,230
   PT Gudang Garam                                                            8,000                 34,497
   PT Steady Safe                                                             1,467                  1,612
                                                                                                 ---------
                                                                                                    86,339
                                                                                                 ---------

   ITALY (1.6%)
   Bulgari SpA                                                                7,200                142,514
*  Telecom Italia Mobile SpA                                                 28,600                 50,198
                                                                                                 ---------
                                                                                                   192,712
                                                                                                 ---------

   MALAYSIA (6.3%)
*  Arab-Malaysian Merchant Bank Berhad                                       16,000                101,242
   Berjaya Sports Toto Berhad                                                26,000                121,060
   Commerce Asset Holding Berhad                                             20,000                 58,103
   DCB Holdings Berhad                                                       32,000                103,152
   Gamuda Berhad                                                             17,333                 62,081
   Malayan Banking Berhad                                                    20,000                210,920
   United Engineers (Malaysia) Ltd.                                          13,000                105,022
                                                                                                 ---------
                                                                                                   761,580
                                                                                                 ---------

   NETHERLANDS (5.5%)
   Elsevier NV                                                                6,000                101,621
   Koninklijke Ahold NV                                                       2,245                170,695
   Koninklijke Ahrend Groep NV                                                1,500                 94,976
   Nutricia Verenidge Bedrijven N.V.                                            600                 93,616
*  Ordina Beheer N.V.                                                         1,040                 78,153
   Wolters Kluwer NV                                                          1,012                121,881
                                                                                                 ---------
                                                                                                   660,942
                                                                                                 ---------

   NORWAY (4.4%)
   Kverneland ASA                                                             3,200                 94,471
*  Merkantildata                                                              8,500                168,487
*  Tandberg ASA                                                               3,300                 39,897
*  Tandberg Television ASA                                                   13,200                120,619
   Tomra Systems ASA                                                          5,000                114,574
                                                                                                 ---------
                                                                                                   538,048
                                                                                                 ---------

   PHILIPPINES (1.2%)
*  Belle Corporation                                                        200,000                 53,091
*  DMCI Holdings, Inc.                                                      143,000                 86,765
                                                                                                 ---------
                                                                                                   139,856
                                                                                                 ---------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   SINGAPORE (9.7%)
   City Developments Limited                                                  9,000             $   83,677
   DBS Land Limited                                                          36,000                125,830
   Development Bank of Singapore Limited                                     15,000                187,697
   Oversea-Chinese Banking Corporation Ltd.                                  15,000                186,648
   Overseas Union Bank Ltd.                                                  20,000                137,015
   Parkway Holdings Limited                                                  43,000                213,422
   United Overseas Bank Ltd.                                                 10,000                102,761
   Wing Tai Holdings Ltd.                                                    45,000                134,009
                                                                                                ----------
                                                                                                 1,171,059
                                                                                                ----------

   SPAIN (3.8%)
   Banco Intercontinental Espanol, SA                                           900                152,410
   Electricas Reunidas de Zaragoza, SA                                        2,800                105,693
*  Sol Melia, SA                                                              5,600                207,896
                                                                                                ----------
                                                                                                   465,999
                                                                                                ----------

   SWEDEN (3.7%)
   Autoliv AB                                                                 6,000                212,604
   Ericsson Telefonaktiebolaget                                               6,800                239,192
                                                                                                ----------
                                                                                                   451,796
                                                                                                ----------

   SWITZERLAND (7.5%)
   Nestle SA                                                                     70                 87,215
   Novartis AG Regular Shares                                                   190                258,247
   Novartis AG                                                                   30                 40,882
   Roche Holding AG                                                              30                267,167
*  Roche Holding AG Warrants 98 "Jubilee"                                         8                    561
   Zurich Versicherungs                                                         700                257,681
                                                                                                ----------
                                                                                                   911,753
                                                                                                ----------
   THAILAND (0.2%)
   Central Pattana Public Company Ltd.                                       10,000                 26,653
*  Thai Farmers Bank Public Company Ltd. (Warrants)                             500                    501
                                                                                                ----------
                                                                                                    27,154
                                                                                                ----------
   UNITED KINGDOM (12.0%)
   Compass Group plc                                                         12,700                141,752
   HSBC Holdings plc                                                         12,758                396,565
   J.D. Wetherspoon plc                                                       4,618                100,004
   Lloyds TSB Group plc                                                      13,000                130,825
   Logica plc                                                                 6,600                 93,571
   Misys plc                                                                  5,400                122,581
   Serco Group plc                                                            8,200                 92,735
   Standard Chartered plc                                                    10,476                166,121
   Zeneca Group plc                                                           7,000                212,652
                                                                                                ----------
                                                                                                 1,456,806
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                             SHARES/              VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   UNITED STATES (11.7%)
   Credicorp Ltd., ADR                                                        5,000            $   112,500
   Panamerican Beverages, Inc., ADR                                          10,000                290,000
   Santa Isabel, ADR                                                          5,200                151,450
*  State Bank of India, ADR                                                  15,000                379,650
   Telecomunicacoes Brasileiras SA, ADR                                       1,400                194,600
   Telefonica de Argentina SA, ADR                                            5,000                181,250
   Telefonica del Peru SA, ADR                                                4,500                114,188
                                                                                               -----------
                                                                                                 1,423,638
                                                                                               -----------

TOTAL COMMON STOCKS (Cost $10,050,524)(97.0%)                                                   11,769,419

MONEY MARKET MUTUAL FUNDS
U.S. Government Money Market Mutual Fund
(Cost $250,000)(2.1%)                                                       250,000                250,000
                                                                                               -----------

TOTAL INVESTMENTS (Cost $10,300,524) (99.1%)                                                    12,019,419

Other assets, less liabilities (0.9%)                                                              109,835
                                                                                               -----------
NET ASSETS (100%)                                                                              $12,129,254
                                                                                               ===========

INDUSTRY COMPOSITION

INDUSTRY                                                                 PERCENT
--------                                                                 -------
Auto/Truck Manufacturers                                                   2.4
Bio Tech & Med Devices                                                     2.5
Cellular Telephone                                                         0.4
Commercial Banks                                                          22.1
Computer Software                                                          3.6
Computers & Peripheral                                                     2.7
Construction & Engineering                                                 2.6
Consumer Service                                                           2.3
Drug & Health Care                                                        10.8
Electric Power Utilities                                                   0.9
Entertainment & Leisure                                                    1.4
Financial Services                                                         5.2
Food Processing                                                            3.2
Lodging & Restaurants                                                      3.7
Machinery                                                                  4.2
Public Utilities                                                           2.6
Publishing                                                                 1.8
Real Estate Development                                                    6.1
Real Estate Investment                                                     0.9
Retailing                                                                  8.7
Telecommunications                                                         8.6
Tobacco                                                                    0.3
                                                                          ----

Industry percent of net assets                                            97.0%
Money Market Mutual Funds                                                  2.1%
Other assets, less liabilities                                             0.9%
                                                                          ----
Percent of Net Assets                                                      100%
                                                                          ----


   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $10,300,524, the aggregate gross unrealized appreciation for all investments was $2,002,534 and aggregate gross unrealized depreciation for all investments was $283,576.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES             (NOTE 1)
                                                                             ------             --------
   ATHLETIC FOOTWEAR/APPAREL (2.7%)
   Nike, Inc.                                                                 1,500           $     85,500
                                                                                              ------------

   BANKS (3.4%)
   Wells Fargo & Company                                                        400                105,400
                                                                                              ------------

   BEVERAGES (9.5%)
   Anheuser-Busch Companies, Inc.                                             2,400                102,900
   Coca-Cola Company                                                          1,700                116,025
   PepsiCo, Inc.                                                              2,100                 77,175
                                                                                              ------------
                                                                                                   296,100
                                                                                              ------------

   COMPUTER SOFTWARE (4.0%)
*  Microsoft Corporation                                                      1,000                124,000
                                                                                              ------------

   COMPUTERS (4.4%)
   Hewlett-Packard Company                                                    1,000                 51,500
   International Business Machines Corporation                                1,000                 86,500
                                                                                              ------------
                                                                                                   138,000
                                                                                              ------------

   CONSUMER PRODUCTS (8.1%)
   Clorox Company                                                             1,000                126,250
   Gillette Company                                                           1,400                124,425
                                                                                              ------------
                                                                                                   250,675
                                                                                              ------------

   DRUGS (4.1%)
   Abbott Labs                                                                2,000                126,000
                                                                                              ------------

   ENTERTAINMENT (3.9%)
   The Walt Disney Company (Holding Co.)                                      1,500                122,813
                                                                                              ------------

   FINANCIAL/BUSINESS SERVICES (8.4%)
   American Express Company                                                   2,000                139,000
   Charles Schwab Corporation                                                 3,000                121,875
                                                                                              ------------
                                                                                                   260,875
                                                                                              ------------

   FOOD (13.3%)
   Campbell Soup Company                                                      2,800                128,800
   Hershey Foods Corporation                                                  2,200                123,475
   Quaker Oats Company                                                        1,500                 61,875
   Wrigley (WM) Jr. Company                                                   1,700                100,725
                                                                                              ------------
                                                                                                   414,875
                                                                                              ------------
   HEALTH (3.2%)
   Becton, Dickinson & Company                                                2,000                 98,500
                                                                                              ------------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MEDICAL SUPPLIES (6.5%)
   Kimberly-Clark Corporation                                                 2,000             $  100,250
   Pfizer, Inc.                                                               1,000                102,875
                                                                                                ----------
                                                                                                   203,125
                                                                                                ----------
   PHARMACEUTICALS (10.7%)
   Eli Lilly & Company                                                        1,000                 93,000
   Johnson & Johnson                                                          1,900                113,763
   Merck & Company, Inc.                                                      1,400                125,825
                                                                                                ----------
                                                                                                   332,588
                                                                                                ----------

   PHOTOGRAPHY (3.2%)
   Eastman Kodak Company                                                      1,200                 99,450
                                                                                                ----------

   PUBLISHING (3.9%)
   Gannett Company, Inc.                                                      1,300                120,250
                                                                                                ----------

   PUBLISHING - NEWSPAPERS (2.8%)
   New York Times Company Class A                                             1,900                 87,518
                                                                                                ----------

   SEMICONDUCTOR - RELATED DEVICE (4.9%)
   Intel Corporation                                                          1,000                151,500
                                                                                                ----------

TOTAL COMMON STOCKS (Cost $2,260,193)(97.0%)                                                     3,017,169

MONEY MARKET MUTUAL FUNDS
Vista U.S. Government Money Market Fund
(Cost $135,000) (4.4%)                                                      135,000                135,000
                                                                                                ----------

TOTAL INVESTMENTS (Cost $2,395,193) (101.4%)                                                     3,152,169

Liabilities, less other assets (-1.4%)                                                             (42,189)
                                                                                                ----------
NET ASSETS (100%)                                                                               $3,109,980
                                                                                                ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $2,395,193, the aggregate gross unrealized appreciation for all investments was $758,447 and aggregate gross unrealized depreciation for all investments was $1,471.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIR FREIGHT (2.3%)
   Circle International Group, Inc.                                           3,300               $ 91,575
                                                                                                  --------

   AUTO PARTS-ORIGINAL EQUIPMENT (5.7%)
*  Gentex Corporation                                                         4,600                 92,575
   Paccar, Inc.                                                               3,000                135,750
                                                                                                  --------
                                                                                                   228,325
                                                                                                  --------

   BEVERAGES (3.6%)
*  Robert Mondavi Corporation                                                 3,200                142,400
                                                                                                  --------

   BUSINESS EQUIPMENT/SERVICE (2.5%)
*  Greenwich Air Services, Inc.                                               3,500                101,500
                                                                                                  --------

   CLOTHING (3.3%)
*  Fruit of the Loom, Inc.                                                    3,800                132,525
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (2.5%)
*  Qualcomm, Inc.                                                             2,100                101,325
                                                                                                  --------

   COMPUTER MICROSYSTEMS (4.6%)
*  Dallas Semiconductor Corporation                                           4,800                185,400
                                                                                                  --------

   COMPUTER SOFTWARE (1.8%)
*  Imnet Systems, Inc.                                                        2,900                 72,500
                                                                                                  --------

   COMPUTERS - PERIPHERAL EQUIPMENT (4.3%)
*  American Power Conversion Corp.                                            3,500                 81,375
*  MicroTouch Systems, Inc.                                                   3,600                 90,900
                                                                                                  --------
                                                                                                   172,275
                                                                                                  --------

   HOSPITAL SUPPLIES (2.7%)
*  Advanced Technology Laboratories, Inc.                                     2,800                108,500
                                                                                                  --------

   HOUSEHOLD FURNISHINGS APPLIANCE (7.6%)
   Bush Industries, Inc.                                                      4,000                 90,000
   Herman Miller, Inc.                                                        6,000                214,500
                                                                                                  --------
                                                                                                   304,500
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   INSTRUMENTS - SCIENTIFIC (2.0%)
*  Water Corporation                                                          2,500               $ 80,625
                                                                                                  --------

   LIFE INSURANCE (6.0%)
   Protective Life Corporation                                                3,000                134,250
   Western National Corporation                                               4,000                104,500
                                                                                                  --------
                                                                                                   238,750
                                                                                                  --------

   NURSING HOMES (3.0%)
*  Genesis Health Ventures, Inc.                                              3,600                118,350
                                                                                                  --------

   OIL/GAS EQUIPMENT SERVICES (10.1%)
*  Nuevo Energy Company                                                       3,300                143,962
*  Rowan Companies, Inc.                                                      5,700                131,813
   Tidewater, Inc.                                                            3,050                128,481
                                                                                                  --------
                                                                                                   404,256
                                                                                                  --------

   POLLUTION CONTROL (4.9%)
*  Newpark Resources, Inc.                                                    3,770                197,925
                                                                                                  --------

   RESTAURANTS (2.9%)
*  Cracker Barrel Old Country Store, Inc.                                     4,000                116,000
                                                                                                  --------

   RETAIL (2.5%)
*  Stein Mart, Inc.                                                           3,300                 99,825
                                                                                                  --------

   RETAIL-SPECIALTY (4.8%)
*  AutoZone, Inc.                                                             4,500                105,188
   Pier 1 Imports, Inc.                                                       3,800                 85,025
                                                                                                  --------
                                                                                                   190,213
                                                                                                  --------

   RETAIL STORES-DRUGS (3.3%)
*  CVS Corporation                                                            2,800                134,050
                                                                                                  --------

   SEMICONDUCTOR RELATED DEVICE (2.2%)
*  Photronics, Inc.                                                           2,000                 89,250
                                                                                                  --------

   SPECIAL INDUSTRIAL MACHINERY (6.0%)
   Briggs & Stratton Corporation                                              2,200                113,575
   Pentair Industries, Inc.                                                   3,800                124,925
                                                                                                  --------
                                                                                                   238,500
                                                                                                  --------

   TRUCKERS (3.9%)
*  Swift Transportation Co., Inc.                                             4,800                154,800
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

                                                                                                VALUE
                                                                             UNITS             (NOTE 1)
                                                                             -----             --------
   TOTAL COMMON STOCKS (Cost $3,064,256) (92.5%)                                              $3,703,369
                                                                                              ----------

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  185,000              185,000
   Vista Treasury Plus Money Market Fund                                    115,000              115,000
                                                                                              ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $300,000) (7.5%)                                        300,000
                                                                                              ----------

   TOTAL INVESTMENTS (Cost $3,364,256) (100.0%)                                                4,003,369

   Liabilities, less other assets (0.0%)                                                          (1,234)
                                                                                              ----------
   NET ASSETS (100%)                                                                          $4,002,135
                                                                                              ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $3,364,256, the aggregate gross unrealized appreciation for all investments was $695,869 and aggregate gross unrealized depreciation for all investments was $56,756.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 1997



                                                                 RESERVE           RESERVE          RESERVE
                                                                BLUE CHIP        CONVERTIBLE       EMERGING
                                                               GROWTH FUND     SECURITIES FUND    GROWTH FUND
                                                               -----------     ---------------    -----------
ASSETS
Investment in securities, at value
(cost  $4,842,303, $18,806,195,
$5,140,070, respectively)                                       $5,344,337       $20,177,022       $6,116,356
Cash                                                                50,872            51,574           32,911
Receivable for investment securities sold                           77,263           379,631               --
Dividends receivable                                                 2,268            32,187              290
Interest receivable                                                     21           154,372               26
                                                                ----------       -----------       ----------
  Total assets                                                   5,474,761        20,794,786        6,149,583
                                                                ----------       -----------       ----------
LIABILITIES
Payable for investment securities purchased                             --           223,126          139,257
Payable for fund shares redeemed                                        77                56               60
Other payables and accrued expenses                                    824               344              560
                                                                ----------       -----------       ----------
  Total liabilities                                                    901           223,526          139,877
                                                                ----------       -----------       ----------
NET ASSETS                                                      $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========


NET ASSETS CONSIST OF (Note 1):
Capital stock (Par Value $.001 per share)                       $      354       $     1,857       $      387
Additional paid in capital                                       4,125,193        18,809,616        5,620,631
Accumulated net realized gain (loss) on investments                846,279           218,279         (587,598)
Undistributed net investment income                                     --           170,681               --
Net unrealized appreciation on investments                         502,034         1,370,827          976,286
                                                                ----------       -----------       ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)                     $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========
CLASS A:
Net Assets                                                      $5,428,285       $20,552,883       $5,788,730
                                                                ----------       -----------       ----------

Shares Outstanding                                                 351,099         1,855,482          373,020
                                                                ----------       -----------       ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                                 $    15.46       $     11.08       $    15.52
                                                                ==========       ===========       ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)                   $    16.19       $     11.60       $    16.25
                                                                ==========       ===========       ==========
CLASS D:
Net Assets                                                      $   45,575       $    18,377       $  220,976
                                                                ----------       -----------       ----------

Shares Outstanding                                                   2,976             1,662           14,383
                                                                ----------       -----------       ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                           $    15.31       $     11.06       $    15.36
                                                                ==========       ===========       ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE           RESERVE            RESERVE
                                                     INFORMED INVESTORS   INTERNATIONAL        LARGE-CAP
                                                         GROWTH FUND       EQUITY FUND         VALUE FUND
                                                         -----------       -----------         ----------
ASSETS
Investment in securities, at value
(cost  $4,778,451, $10,300,524,
$2,395,193, respectively)                                 $5,243,450       $12,019,419         $3,152,169
Cash                                                          12,377           134,287             38,202
Receivable for investment securities sold                    665,504            56,644                 --
Dividends receivable                                           4,758            10,529              3,517
Interest receivable                                               52                --                 --
                                                          ----------       -----------         ----------
      Total assets                                         5,926,141        12,220,879          3,193,888
                                                          ----------       -----------         ----------

LIABILITIES
Payable for investment securities purchased                  433,793            91,069             83,370
Payable for fund shares redeemed                               2,212                63                 73
Other payables and accrued expenses                              203               493                465
                                                          ----------       -----------         ----------
      Total liabilities                                      436,208            91,625             83,908
                                                          ----------       -----------         ----------
NET ASSETS                                                $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========


NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                 $      478       $       963         $      213
Additional paid in capital                                 4,610,691        10,754,431          2,331,412
Accumulated net realized gain (loss) on investments
   and foreign currency transactions                         413,765          (345,098)            21,379
Net unrealized appreciation on investments and
   foreign currency transactions                             464,999         1,718,958            756,976
                                                          ----------       -----------         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)               $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========
CLASS A:
Net Assets                                                $5,476,969       $12,098,843         $3,054,239
                                                          ----------       -----------         ----------

Shares Outstanding                                           477,196           960,665            209,015
                                                          ----------       -----------         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                           $    11.48       $     12.59         $    14.61
                                                          ==========       ===========         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)             $    12.02       $     13.18         $    15.30
                                                          ==========       ===========         ==========
CLASS D:
Net Assets                                                $   12,964       $    30,411         $   55,741
                                                          ----------       -----------         ----------

Shares Outstanding                                             1,141             2,436*             3,841
                                                          ----------       -----------         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                     $    11.36       $     12.49         $    14.51
                                                          ==========       ===========         ==========


* Calculated net asset value differs from actual net asset value due to rounding of fractional shares.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE
                                                           MID-CAP
                                                         GROWTH FUND
                                                         -----------
ASSETS
Investment in securities, at value
(cost$3,364,256)                                         $4,003,369
Cash                                                         36,124
Receivable for investment securities sold                   111,383
Receivable for fund shares sold                              14,811
Dividends receivable                                          2,270
Interest receivable                                              16
                                                         ----------
  Total assets                                            4,167,973
                                                         ----------
LIABILITIES
Payable for investment securities purchased                 162,868
Payable for fund shares redeemed                              2,970
                                                         ----------
  Total liabilities                                         165,838
                                                         ----------
NET ASSETS                                               $4,002,135
                                                         ==========
NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                $      304
Additional paid in capital                                3,301,497
Accumulated net realized gain on investments                 61,221
Net unrealized appreciation on investments                  639,113
                                                         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)              $4,002,135
                                                         ==========
CLASS A:
Net Assets                                               $2,174,053
                                                         ----------

Shares Outstanding                                          164,702
                                                         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                          $    13.20
                                                         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)            $    13.82
                                                         ==========
CLASS D:
Net Assets                                               $1,828,082
                                                         ----------

Shares Outstanding                                          139,681
                                                         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                    $    13.09
                                                         ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                            STATEMENTS OF OPERATIONS



                                                RESERVE            RESERVE           RESERVE             RESERVE
                                               BLUE CHIP         CONVERTIBLE         EMERGING       INFORMED INVESTORS
                                              GROWTH FUND      SECURITIES FUND     GROWTH FUND         GROWTH FUND
                                              -----------      ---------------     -----------         -----------
                                                              September 3, 1996
                                                              (commencement of
                                              Year Ended       operations) to       Year Ended          Year Ended
                                             May 31, 1997       May 31, 1997       May 31, 1997        May 31, 1997
                                             ------------       ------------       ------------        ------------

INVESTMENT INCOME
Dividends                                     $   32,176        $   249,907       $     3,372*        $    24,627
Interest                                             896            363,077             1,049              41,386
                                              ----------        -----------       -----------         -----------
    Total investment income                       33,072            612,984             4,421              66,013

EXPENSES
Comprehensive fee (Note 3)                        79,311            205,951            98,087              83,573
12b-1 Fee (Note 4)
    Class A                                       13,038             34,294            15,631              13,889
    Class D                                          723                124             2,868                 161
                                              ----------        -----------       -----------         -----------
Total expenses                                    93,072            240,369           116,586              97,623
                                              ----------        -----------       -----------         -----------
    Less fees waived                                  --            188,113                --                  --
                                              ----------        -----------       -----------         -----------
    Net expenses                                      --             52,256                --                  --
                                              ----------        -----------       -----------         -----------

NET INVESTMENT INCOME (LOSS)                     (60,000)           560,728          (112,165)            (31,610)
                                              ----------        -----------       -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities              5,655,127         16,158,164         1,743,151          11,725,713
Cost of securities sold                        4,678,455         15,933,090         2,320,269          10,472,385
                                              ----------        -----------       -----------         -----------
Net realized gain (loss) on
    investments (Note 1)                         976,672            225,074          (577,118)          1,253,328
Net unrealized appreciation
    (depreciation) on investments               (642,561)         1,370,827          (847,249)         (1,975,139)
                                              ----------        -----------       -----------         -----------
Net realized and unrealized gain (loss)
    on investments                               334,111          1,595,901        (1,424,367)           (721,811)
                                              ----------        -----------       -----------         -----------
Net increase (decrease) in net assets
    resulting from operations                 $  274,111        $ 2,156,629       $(1,536,532)        $  (753,421)
                                              ==========        ===========       ===========         ===========


* Includes foreign tax withholding of $114


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                     STATEMENTS OF OPERATIONS - (CONTINUED)



                                             RESERVE           RESERVE          RESERVE
                                          INTERNATIONAL       LARGE-CAP         MID-CAP
                                           EQUITY FUND       VALUE FUND       GROWTH FUND
                                           -----------       ----------       -----------
                                           Year Ended        Year Ended       Year Ended
                                          May 31, 1997      May 31, 1997     May 31, 1997
                                          ------------      ------------     ------------
INVESTMENT INCOME
Dividends                                  $   97,550*        $ 32,111        $   13,610
Interest                                          561              212               533
                                           ----------         --------        ----------
    Total investment income                    98,111           32,323            14,143

EXPENSES
Comprehensive fee (Note 3)                    145,974           33,940            49,028
12b-1 Fee (Note 4)
    Class A                                    20,754            5,613             3,404
    Class D                                       231              172            19,070
                                           ----------         --------        ----------
Total expenses                                166,959           39,725            71,502
                                           ----------         --------        ----------

NET INVESTMENT LOSS                           (68,848)          (7,402)          (57,359)
                                           ----------         --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities           3,956,864          383,913         3,034,153
Cost of securities sold                     4,229,994          362,534         2,889,407
                                           ----------         --------        ----------
Net realized gain (loss) on
    investments and foreign
    currency transactions (Note 1)           (273,130)          21,379           144,746
Net unrealized appreciation
    on investments and foreign
    currency transactions                   1,387,936          686,853           185,442
                                           ----------         --------        ----------
Net realized and unrealized gain
    on investments and foreign
    currency transactions                   1,114,806          708,232           330,188
                                           ----------         --------        ----------
Net increase in net assets resulting
    from operations                        $1,045,958         $700,830        $  272,829
                                           ==========         ========        ==========


* Includes foreign tax withholding of $14,966


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                                        RESERVE CONVERTIBLE
                                                     RESERVE BLUE CHIP GROWTH FUND        SECURITIES FUND
                                                     -----------------------------      -------------------
                                                                                        September 3, 1996
                                                                                         (commencement of
                                                      Year Ended       Year Ended          operations) to
                                                     May 31, 1997     May 31, 1996          May 31, 1997
                                                     ------------     ------------      -------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income gain (loss)                $   (60,000)       $  (34,916)          $    560,728
   Net realized gain (loss) from investments            976,672            (2,045)               225,074
   Net unrealized appreciation (depreciation)
      from investments                                 (642,561)          975,733              1,370,827
                                                    -----------        ----------           ------------
   Net increase in net assets
      resulting from operations                         274,111           938,772              2,156,629
                                                    -----------        ----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     --                --                 (6,791)
   Net realized gain on investments                     (68,349)         (164,889)              (390,051)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  1,176,349         2,757,098             20,601,861
   Reinvestment of distributions                         68,323           164,889                201,224
   Cost of shares redeemed                           (1,148,732)         (517,167)            (1,991,612)
                                                    -----------        ----------           ------------
   Net increase in net assets resulting
      from capital share transactions                    95,940         2,404,820             18,811,473
                                                    -----------        ----------           ------------
   Net increase in net assets                           301,702         3,178,703             20,571,260
NET ASSETS:
   Beginning of period                                5,172,158         1,993,455                      0
                                                    -----------        ----------           ------------
   End of period (including undistributed
      net investment income of $0, $0
      and $170,681, respectively)                   $ 5,473,860        $5,172,158           $ 20,571,260
                                                    ===========        ==========           ============

                                                                                               RESERVE INTERNATIONAL
                                                    RESERVE EMERGING GROWTH FUND                   EQUITY FUND
                                                    -----------------------------        -------------------------------
                                                                                                         July 13, 1996
                                                                                                        (commencement of
                                                     Year Ended       Year Ended          Year Ended     operations) to
                                                    May 31, 1997     May 31, 1996        May 31, 1997     May 31, 1996
                                                    -----------------------------        -------------------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                              $  (112,165)       $  (57,980)       $   (68,848)       $  (17,145)
   Net realized gain (loss) from investments
      and foreign currency transactions                (577,118)           80,546           (273,130)          (71,968)
   Net unrealized appreciation (depreciation)
      from investments and foreign
      currency transactions                            (847,249)        1,655,638          1,387,936           331,022
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                      (1,536,532)        1,678,204          1,045,958           241,909
                                                    -----------        ----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                          --           (93,899)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  2,187,444         4,281,980          8,057,063         3,465,234
   Reinvestment of distributions                             --            93,770                 --                --
   Cost of shares redeemed                           (1,540,646)         (301,485)          (558,291)         (122,619)
                                                    -----------        ----------        -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                   646,798         4,074,265          7,498,772         3,342,615
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets               (889,734)        5,658,570          8,544,730         3,584,524
NET ASSETS:
   Beginning of period                                6,899,440         1,240,870          3,584,524                 0
                                                    -----------        ----------        -----------        ----------
   End of period                                    $ 6,009,706        $6,899,440        $12,129,254        $3,584,524
                                                    ===========        ==========        ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)




                                                                                                          RESERVE
                                                                RESERVE INFORMED                         LARGE-CAP
                                                              INVESTORS GROWTH FUND                      VALUE FUND
                                                         --------------------------------      -------------------------------
                                                                                                               January 2, 1996
                                                                                                              (commencement of
                                                          Year Ended         Year Ended          Year Ended     operations) to
                                                         May 31, 1997       May 31, 1996        May 31, 1997     May 31, 1996
                                                         -------------------------------       -------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                                   $   (31,610)       $  (147,983)       $    (7,402)       $   (1,091)
   Net realized gain from investments                      1,253,328            850,186             21,379                --
   Net unrealized appreciation (depreciation)
      from investments                                    (1,975,139)         1,109,280            686,853            70,123
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                             (753,421)         1,811,483            700,830            69,032
                                                         -----------        -----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                         (525,939)          (795,337)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                       1,400,871          6,254,939          1,345,107         1,165,180
   Reinvestment of distributions                             395,531            790,060                 --                --
   Cost of shares redeemed                                (1,435,172)        (8,490,282)          (167,017)           (3,152)
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets resulting
      from capital share transactions                        361,230         (1,445,283)         1,178,090         1,162,028
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets                    (918,130)          (429,137)         1,878,920         1,231,060

NET ASSETS:
   Beginning of period                                     6,408,063          6,837,200          1,231,060                 0
                                                         -----------        -----------        -----------        ----------
   End of period                                         $ 5,489,933        $ 6,408,063        $ 3,109,980        $1,231,060
                                                         ===========        ===========        ===========        ==========


                                                          RESERVE MID-CAP
                                                            GROWTH FUND
                                                   -------------------------------
                                                    Year Ended         Year Ended
                                                   May 31, 1997       May 31, 1996
                                                   ------------       ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                             $   (57,359)       $  (32,656)
   Net realized gain (loss) from investments           144,746           (83,525)
   Net unrealized appreciation from
      investments                                      185,442           453,671
                                                   -----------        ----------
   Net increase in net assets
      resulting from operations                        272,829           337,490
                                                   -----------        ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                 3,118,364         2,345,759
   Cost of shares redeemed                          (1,928,613)         (143,694)
                                                   -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                1,189,751         2,202,065
                                                   -----------        ----------
   Net increase in net assets                        1,462,580         2,539,555

NET ASSETS:
   Beginning of period                               2,539,555                 0
                                                   -----------        ----------
   End of period                                   $ 4,002,135        $2,539,555
                                                   ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997



1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


      The Reserve Private Equity Series (the "Trust") consists of the following funds: Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series.


      The Trust offers both Class A and Class D shares of each Fund. Class A shares are sold with an initial sales charge and Class D shares are sold without an initial sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan.

      The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

      SECURITY VALUATION

      Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and federal income tax purposes.

      Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 1997 as follows:

      [See table below]

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





                                                       Increase (Decrease)
                                                       -------------------
                                                          Undistributed
                                                              Net            Accumulated
                                                           Investment          Realized
      Reserve Fund                          Capital          Income             Gain
      ------------                          -------          ------             ----
      Blue Chip Growth Fund                (112,615)         60,000           52,615
      Emerging Growth Fund                 (112,165)        112,165               --
      Informed Investors Growth Fund        (31,610)         31,610               --
      International Equity Fund             (68,848)         68,848               --
      Large-Cap Value Fund                   (7,402)          7,402               --
      Mid-Cap Growth Fund                   (57,359)         57,359               --

      These reclassifications had no effect on net investment income, net realized gain on investments, or net assets for the year ended May 31, 1997.

      FOREIGN CURRENCY TRANSLATION

      With respect to the Reserve International Equity Fund, assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Trust does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.


      FEDERAL INCOME TAXES

      It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains to its shareholders. Accordingly, no federal income tax provision is required.


      For federal income tax purposes, the following Funds indicated below had capital loss carryforwards at May 31, 1997, which are available to offset future realized capital gains, if any:



                                                Capital loss         Expiration
                                                carryforward            year
                                                ------------            ----
      Reserve Emerging Growth Fund                $161,015              2005
      Reserve International Equity Fund             71,968              2004
      Reserve International Equity Fund            178,347              2005

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997






2.    INVESTMENT ACTIVITY

      The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended May 31, 1997, were as follows:

                                            Aggregate         Aggregate
      Reserve Fund                          Purchases           Sales
      ------------                          ---------           -----
      Blue Chip Growth Fund                $ 5,425,272       $ 5,655,127
      Convertible Securities Fund           34,711,469        16,158,164
      Emerging Growth Fund                   2,264,488         1,743,151
      Informed Investors Growth Fund        11,386,974        11,725,713
      International Equity Fund             11,336,214         3,956,864
      Large-Cap Value Fund                   1,507,717           383,913
      Mid-Cap Growth Fund                    4,017,934         3,034,153

3.    INVESTMENT MANAGEMENT AGREEMENT

      Reserve Management Company, Inc. (RMCI), serves as the Funds' investment adviser and pays substantially all ordinary operating expenses of the Funds for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of each Fund except for the International Equity Fund for which it receives 1.75%. RMCI is currently waiving a portion of its comprehensive fee in the Reserve Convertible Securities Fund.

      For each Fund, RMCI has entered into an Investment Subadvisory Agreement (the "Subadvisory Agreement") with the Sub-Advisers. It is the responsibility of a Sub-Adviser to make the day-to-day investment decisions for the Funds and to place the purchase and sales orders for securities transactions, subject in all cases to the general supervision of RMCI. For services under each Subadvisory Agreement, RMCI pays a fee up to an annual rate equal to the percentages specified in the table below of the corresponding Funds' average net assets.

                                                                                       Sub-Adviser's
      Reserve Fund                               Portfolio Sub-Adviser                      Fee
      ------------                               ---------------------                 -------------
      Blue Chip Growth Fund                      Trainer, Wortham & Company, Inc.           0.75%
      Convertible Securities Fund                New Vernon Advisors, Inc.                  0.75%
      Emerging Growth Fund                       Roanoke Asset Management Corp.             0.75%
      Informed Investors Growth Fund             T. H. Fitzgerald & Company                 0.75%
      International Equity Fund                  Pinnacle Associates Limited                0.875%
      Large-Cap Value Fund                       Siphron Capital Management                 0.75%
      Mid-Cap Growth Fund                        Southern Capital Advisors                  0.75%


      Trainer, Wortham & Company, Inc. owns 24% of the outstanding shares of the Reserve Blue Chip Growth Fund at May 31, 1997.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





      As of May 31, 1997, RMCI and affiliated persons owned 7%, 13%, 5%, 11%, 20%, and 25% of the Reserve Blue Chip Growth Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund, respectively. Taconic Petroleum Corp. owns 24% of Reserve Large-Cap Value Fund. Christopher E. Vroom owns 7% of the Reserve Emerging Growth Fund).



4.    DISTRIBUTION ASSISTANCE

      Pursuant to a Distribution Plan under Rule 12b-1, the Funds will make payments to Resrv Partners, Inc. (RPI), the Funds' distributor of .25% per annum for Class A shares and 1.00% per annum for Class D shares of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. For the year ended May 31, 1997, the Funds paid distribution expenses to RPI as follows:

      Reserve Fund                         Class A       Class D
      ------------                         -------       -------
      Blue Chip Growth Fund                $13,038       $   723
      Convertible Securities Fund*             283            14
      Emerging Growth Fund                  15,631         2,868
      Informed Investors Growth Fund        13,889           161
      International Equity Fund             20,754           231
      Large-Cap Value Fund                   5,613           172
      Mid-Cap Growth Fund                    3,404        19,070

   * RMCI waived 12b-1 fees of $34,011 and $110, for Reserve Convertible Securities Fund Class A and Class D, respectively, for the period September 3, 1996 (commencement of operations) to May 31, 1997.


5.    CAPITAL SHARE TRANSACTIONS

      Transactions in capital stock of each Fund for the period ended May 31, 1997, were as follows:

    RESERVE BLUE CHIP GROWTH FUND                          CLASS A                            CLASS D
    -----------------------------               --------------------------------      ------------------------
                                                          Year Ended                       Year Ended
                                                          May 31, 1997                     May 31, 1997
                                                --------------------------------      ------------------------
                                                 Shares                Amount         Shares           Amount
                                                -------             -----------       ------          --------
         Sold                                    76,231             $ 1,119,812        3,957          $ 56,537
         Reinvested                               4,875                  67,171           84             1,152
         Redeemed                               (74,089)             (1,092,588)      (3,930)          (56,144)
                                                -------             -----------       ------          --------
         Net increase                             7,017             $    94,395          111          $  1,545
                                                =======             ===========       ======          ========

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997




RESERVE CONVERTIBLE SECURITIES FUND                    CLASS A                                 CLASS D
-----------------------------------          -------------------------------       -------------------------------
                                                   September 3, 1996                       September 3, 1996
                                             (commencement of operations) to       (commencement of operations) to
                                                     May 31, 1997                             May 31, 1997
                                             -------------------------------       --------------------------------
                                               Shares             Amount           Shares                   Amount
                                             ----------        -----------         ------                  --------
        Sold                                  2,026,485        $20,572,892          2,814                  $ 28,969
        Reinvested                               19,551            201,111             11                       113
        Redeemed                               (190,554)        (1,979,449)        (1,163)                  (12,163)
                                              ---------        -----------         ------                  --------
        Net increase                          1,855,482        $18,794,554          1,662                  $ 16,919
                                              =========        ===========         ======                  ========

RESERVE EMERGING GROWTH FUND                              CLASS A                             CLASS D
---------------------------------             -------------------------------       ----------------------------
                                                        Year Ended                            Year Ended
                                                       May 31, 1997                          May 31, 1997
                                              -------------------------------       ----------------------------
                                              Shares                 Amount         Shares              Amount
                                              -------             -----------       ------             ---------
        Sold                                  117,069             $ 1,999,906       10,982             $ 187,538
        Redeemed                              (84,292)             (1,389,829)      (9,047)             (150,817)
                                              -------             -----------       ------             ---------
        Net increase                           32,777             $   610,077        1,935             $  36,721
                                              =======             ===========       ======             =========


RESERVE INFORMED INVESTORS GROWTH FUND                                CLASS A                                      CLASS D
--------------------------------------                   --------------------------------                -----------------------
                                                                    Year Ended                                    Year Ended
                                                                   May 31, 1997                                  May 31, 1997
                                                         --------------------------------                -----------------------
                                                          Shares                 Amount                  Shares           Amount
                                                         --------              ----------                ------           ------
        Sold                                              116,034             $ 1,389,343                  911            $11,528
        Reinvested                                         37,456                 395,531                   --              --
        Redeemed                                         (121,475)             (1,425,528)                (814)            (9,644)
                                                         --------              ----------                 ----            -------
        Net increase                                       32,015             $   359,346                   97            $ 1,884
                                                         ========              ==========                 ====            =======


RESERVE INTERNATIONAL EQUITY FUND                    CLASS A                                       CLASS D
---------------------------------          ---------------------------                  ---------------------------
                                                    Year Ended                                  Year Ended
                                                   May 31, 1997                                May 31, 1997
                                           ---------------------------                  ---------------------------
                                            Shares            Amount                    Shares              Amount
                                           -------          ----------                  ------              -------
        Sold                               689,779          $8,029,446                  2,446               $27,617
        Redeemed                           (47,041)           (551,604)                  (562)               (6,687)
                                           -------          ----------                  -----               -------
        Net increase                       642,738          $7,477,842                  1,884               $20,930
                                           =======          ==========                  =====               =======

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE LARGE-CAP VALUE FUND                     CLASS A                               CLASS D
-----------------------------            -------------------------             ----------------------
                                                Year Ended                           Year Ended
                                               May 31, 1997                          May 31, 1997
                                         -------------------------             ----------------------
                                          Shares          Amount               Shares         Amount
                                         -------        ----------             ------        --------
Sold                                     108,518        $1,276,605              5,080        $ 68,502
Redeemed                                 (11,940)         (151,013)            (1,239)        (16,004)
                                         -------        ----------             ------        --------
Net increase                              96,578        $1,125,592              3,841        $ 52,498
                                         =======        ==========             ======        ========

RESERVE MID-CAP GROWTH FUND                   CLASS A                              CLASS D
---------------------------           -------------------------           ---------------------------
                                            Year Ended                            Year Ended
                                           May 31, 1997                          May 31, 1997
                                      -------------------------           ---------------------------
                                      Shares           Amount               Shares           Amount
                                      -------        ----------           --------        -----------
Sold                                  198,244        $2,390,365             58,332        $   727,999
Redeemed                              (44,223)         (530,105)          (114,850)        (1,398,508)
                                      -------        ----------           --------        -----------
Net increase                          154,021         1,860,260            (56,518)       $  (670,509)
                                      =======        ==========           ========        ===========


Transactions in capital stock of each Fund for the period ended May 31, 1996, were as follows:

RESERVE BLUE CHIP GROWTH FUND                  CLASS A                             CLASS D
-----------------------------          -------------------------             --------------------
                                                                              February 13, 1996
                                                                               (commencement
                                              Year Ended                      of operations) to
                                             May 31, 1996                        May 31, 1996
                                       -------------------------             --------------------
                                        Shares          Amount               Shares       Amount
                                       -------        ----------             ------       -------
Sold                                   203,145        $2,716,393              2,865       $40,705
Reinvested                              12,752           164,889                 --            --
Redeemed                               (37,574)         (517,167)                --            --
                                       -------        ----------              -----       -------
Net increase                           178,323        $2,364,115              2,865       $40,705
                                       =======        ==========              =====       =======


RESERVE EMERGING GROWTH FUND                           CLASS A                          CLASS D
----------------------------                  -------------------------           ---------------------
                                                                                    February 26, 1996
                                                                                     (commencement
                                                     Year Ended                     of operations) to
                                                    May 31, 1996                      May 31, 1996
                                              -------------------------           ---------------------
                                              Shares           Amount             Shares        Amount
                                              -------        ----------           ------       --------
Sold                                          251,367        $4,052,411           12,448       $229,569
Reinvested                                      5,916            93,770               --             --
Redeemed                                      (18,653)         (301,485)              --             --
                                              -------        ----------           ------       --------
Net increase                                  238,630        $3,844,696           12,448       $229,569
                                              =======        ==========           ======       ========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND                          CLASS A                                CLASS D
--------------------------------------                 ---------------------------             ----------------------
                                                                                                  February 13, 1996
                                                                                                   (commencement
                                                                Year Ended                        of operations) to
                                                               May 31, 1996                         May 31, 1996
                                                       ---------------------------             ----------------------

                                                        Shares            Amount               Shares         Amount
                                                       --------        -----------             ------        --------
Sold                                                    458,428        $ 6,230,788              1,953        $ 24,151
Reinvested                                               56,312            790,060                 --              --
Redeemed                                               (639,631)        (8,479,206)              (909)        (11,076)
                                                       --------        -----------              -----        --------
Net increase                                           (124,891)       $(1,458,358)             1,044        $ 13,075
                                                       ========        ===========              =====        ========


RESERVE INTERNATIONAL EQUITY FUND                 CLASS A                            CLASS D
---------------------------------        --------------------------             ------------------
                                                July 13, 1995                    March 11, 1996
                                                (commencement                    (commencement
                                              of operations) to                 of operations) to
                                                May 31, 1996                      May 31, 1996
                                         --------------------------             ------------------
                                          Shares          Amount                Shares      Amount
                                         -------        ----------              ------      ------
Sold                                     329,964        $3,459,234                552       $6,000
Redeemed                                 (12,037)         (122,619)                --           --
                                         -------        ----------                ---       ------
Net increase                             317,927        $3,336,615                552       $6,000
                                         =======        ==========                ===       ======

RESERVE LARGE-CAP VALUE FUND                     CLASS A
----------------------------             ------------------------
                                              January 2, 1996
                                              (commencement
                                             of operations) to
                                                May 31, 1996
                                         -------------------------
                                         Shares           Amount
                                         -------        ----------
Sold                                     112,729        $1,165,180
Redeemed                                    (292)           (3,152)
                                         -------        ----------
Net increase                             112,437        $1,162,028
                                         =======        ==========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND                    CLASS A                           CLASS D
---------------------------            -----------------------           -------------------------
                                           March 13, 1996
                                            (Commencement
                                          of operations) to                   Year Ended
                                            May 31, 1996                     May 31, 1996
                                       -----------------------           -------------------------
                                       Shares         Amount             Shares           Amount
                                       ------        --------            -------        ----------
Sold                                   11,491        $139,077            207,997        $2,206,682
Redeemed                                 (810)        (10,000)           (11,798)         (133,694)
                                       ------        --------            -------        ----------
Net increase                           10,681        $129,077            196,199        $2,072,988
                                       ======        ========            =======        ==========


6.    MANAGEMENT'S USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



7.   FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

RESERVE BLUE CHIP GROWTH FUND                                  CLASS A                                          CLASS D
-----------------------------               -------------------------------------------------     ---------------------------------
                                                                             October 28, 1994                     February 13, 1996
                                                                             (commencement of                     (commencement of
                                             Year Ended       Year Ended      operations) to       Year Ended      operations) to
                                            May 31, 1997     May 31, 1996      May 31, 1995       May 31, 1997      May 31, 1996
                                            ------------     ------------    ----------------     ------------    -----------------
NET ASSET VALUE, beginning of period           $ 14.91           $12.03           $10.00           $ 14.88              $13.49
                                               -------           ------           ------           -------              ------
Income from investment operations
  Net investment loss                            (0.17)            (.10)            (.03)            (0.46)               (.04)
  Net realized and unrealized gain                0.91             3.62             2.06              1.08                1.43
                                               -------           ------           ------           -------              ------
Total from investment operations                  0.74             3.52             2.03              0.62                1.39
Less distribution from net realized gain          (.19)            (.64)              --              (.19)                 --
                                               -------           ------           ------           -------              ------
NET ASSET VALUE, end of period                 $ 15.46           $14.91           $12.03           $ 15.31              $14.88
                                               =======           ======           ======           =======              ======

Total Return                                      5.12 %          30.10 %          20.30%(2)          4.32 %             10.30 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $ 5,428           $5,130           $1,993           $    46              $   43
Ratio of expenses to average net assets
  before waiver                                   1.75 %           1.75 %           1.75%(1)          2.50 %               2.50 %(1)
Ratio of expenses to average net assets,
  net of waiver                                   1.75 %           1.75 %           1.73%(1)          2.50 %               2.50 %(1)
Ratio of net investment loss to
  average net assets, before waiver              (1.13)%          (0.94)%          (0.72)%(1)        (1.90)%              (1.70)%(1)
Ratio of net investment loss to average
  net assets, net of waiver                      (1.13)%          (0.94)%          (0.70)%(1)        (1.90)%              (1.70)%(1)
Portfolio turnover rate                            109 %             72 %             68 %             109 %                 72 %
Average commission per share on
  portfolio transactions                       $0.0419           $ 0.06              N/A           $0.0419              $ 0.06


RESERVE CONVERTIBLE SECURITIES FUND                              CLASS A                 CLASS D
-----------------------------------                         -----------------       -----------------
                                                            September 3, 1996       September 3, 1996
                                                            (commencement of        (commencement of
                                                             operations) to          operations) to
                                                              May 31, 1997            May 31, 1997
                                                            -----------------       -----------------
NET ASSET VALUE, beginning of period                             $ 10.00                $ 10.00
                                                                 -------                -------
Income from investment operations
  Net investment income                                             0.34                   0.33
  Net realized and unrealized gain (loss)                           0.99                   0.98
                                                                 -------                -------
Total from investment operations                                    1.33                   1.31
Less distribution from net investment
  income and realized gain                                          (.25)                  (.25)
                                                                 -------                -------
NET ASSET VALUE, end of period                                   $ 11.08                $ 11.06
                                                                 =======                =======

Total Return                                                       13.53 %(2)             13.33 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period                           $20,553               $     18
Ratio of expenses to average net assets before waiver               2.36 %(1)              3.37 %(1)
Ratio of expenses to average net assets, net of waiver              0.52 %(1)              0.83 %(1)
Ratio of net investment income to average
  net assets, before waiver                                         3.67 %(1)              2.57 %(1)
Ratio of net investment income to average net assets,
  net of waiver                                                     5.52 %(1)              5.12 %(1)
Portfolio turnover rate                                              113 %                  113 %
Average commission per share on
  portfolio transactions                                         $0.0564               $ 0.0564

----------------------------
(1)  Annualized
(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997

RESERVE EMERGING GROWTH FUND                                   CLASS A                                         CLASS D
----------------------------                  -----------------------------------------------    ---------------------------------
                                                                            November 14, 1994                    February 26, 1996
                                                                            (commencement of                     (commencement of
                                               Year Ended     Year Ended     operations) to       Year Ended      operations) to
                                              May 31, 1997   May 31, 1996     May 31, 1995       May 31, 1997      May 31, 1996
                                              ------------   ------------   -----------------    ------------    -----------------

NET ASSET VALUE, beginning of period            $ 19.56        $12.21            $10.00            $ 19.52            $16.88
                                                -------        ------            ------            -------            ------
Income from investment operations
  Net investment loss                             (0.28)         (.17)             (.09)             (0.49)             (.04)
  Net realized and unrealized gain (loss)         (3.76)         8.05              2.30              (3.67)             2.68
                                                -------        ------            ------            -------            ------
Total from investment operations                  (4.04)         7.88              2.21              (4.16)             2.64
Less distribution from net realized gain             --          (.53)               --                 --                --
                                                -------        ------            ------            -------            ------
NET ASSET VALUE, end of period                  $ 15.52        $19.56            $12.21            $ 15.36            $19.52
                                                =======        ======            ======            =======            ======

Total Return                                     (20.65)%       65.55 %           22.10 %(2)        (21.31)%           15.64%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period          $ 5,789        $6,657            $1,241            $   221            $  243
Ratio of expenses to average net assets            1.75 %        1.75 %            1.75 %(1)          2.50 %             2.50%(1)
Ratio of net investment loss to
  average net assets                              (1.69)%       (1.70)%           (1.62)%(1)         (2.45)%          (2.48)%(1)

Portfolio turnover rate                              28 %          38 %              43 %               28 %               38%
Average commission per share on
  portfolio transactions                        $0.0048        $ 0.01               N/A            $0.0048            $ 0.01

RESERVE INFORMED INVESTORS GROWTH FUND                        CLASS A                                          CLASS D
--------------------------------------       ------------------------------------------------       --------------------------------
                                                                            December 28, 1994                         March 22, 1996
                                                                            (commencement of                        (commencement of
                                              Year Ended    Year Ended       operations) to           Year Ended     operations) to
                                             May 31, 1997  May 31, 1996       May 31, 1995           May 31, 1997     May 31, 1996
                                             ------------  ------------     -----------------        ------------    ---------------
NET ASSET VALUE, beginning of period           $ 14.36         $11.99            $10.00                $ 14.33         $12.29
                                               -------         ------            ------                -------         ------
Income from investment operations
       Net investment loss                       (0.07)         (0.33)             (.07)                 (0.18)          (.06)
       Net realized and unrealized gain          (1.66)          3.87              2.06                  (1.64)          2.10
                                               -------         ------            ------                -------         ------
Total from investment operations                 (1.73)          3.54              1.99                  (1.82)          2.04
Less distribution from net realized gain         (1.15)         (1.17)               --                  (1.15)            --
                                               -------         ------            ------                -------         ------
NET ASSET VALUE, end of period                 $ 11.48         $14.36            $11.99                $ 11.36         $14.33
                                               =======         ======            ======                =======         ======

Total Return                                    (11.35)%        29.75 %           19.90 %(2)            (12.04)%        16.60 %(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period         $ 5,477         $6,393            $6,837                $    13         $   15
Ratio of expenses to average net assets           1.75 %         1.75 %            1.75 %(1)              2.50 %         2.50 %(1)
Ratio of net investment loss to
  average net assets                             (0.57)%        (1.57)%           (1.62)%(1)             (1.26)%        (2.32)%(1)

Portfolio turnover rate                            255 %          132 %              59 %                  255 %          132 %
Average commission per share on
  portfolio transactions                       $0.0612         $ 0.05               N/A                $0.0612         $ 0.05


----------------------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE INTERNATIONAL EQUITY FUND                             CLASS A                                      CLASS D
---------------------------------              --------------------------------------       --------------------------------------
                                                                      July 13, 1995                               March 11, 1996
                                                                    (commencement of                             (commencement of
                                                Year Ended           operations) to          Year Ended           operations) to
                                               May 31, 1997           May 31, 1996          May 31, 1997           May 31, 1996
                                               --------------------------------------       --------------------------------------
NET ASSET VALUE, beginning of period           $      11.26         $      10.00            $      11.25         $      10.79
                                               ------------         ------------            ------------         ------------
Income from investment operations
  Net investment loss                                 (0.07)                (.05)                  (0.15)                (.01)
  Net realized and unrealized gain                     1.40                 1.31                    1.39                  .47
                                               ------------         ------------            ------------         ------------
Total from investment operations                       1.33                 1.26                    1.24                  .46
                                               ------------         ------------            ------------         ------------
NET ASSET VALUE, end of period                 $      12.59         $      11.26            $      12.49         $      11.25
                                               ============         ============            ============         ============

Total Return                                          11.81%               12.60%(2)               11.02%                4.26%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $     12,099         $      3,578            $         30         $          6
Ratio of expenses to average net assets
  before waiver                                        2.00%                2.00%(1)                2.75%                2.75%(1)
Ratio of expenses to average net assets,
  net of waiver                                        2.00%                1.99%(1)                2.75%                2.75%(1)
Ratio of net investment loss to average
  net assets before waiver                             0.82%               (0.92)%(1)               1.63%               (0.70)%(1)
Ratio of net investment loss to average
  net assets net of waiver                             0.82%               (0.91)%(1)               1.63%               (0.70)%(1)
Portfolio turnover rate                                  52%                  70%                     52%                  70%
Average commission per share on
  portfolio transactions                       $     0.0273         $       0.02            $     0.0273         $       0.02


RESERVE LARGE-CAP VALUE FUND                                CLASS A                          CLASS D
----------------------------                  ------------------------------------       ----------------
                                                                   January 2, 1996
                                                                  (commencement of
                                               Year Ended          operations) to           Year Ended
                                              May 31, 1997          May 31, 1996           May 31, 1997
                                              ------------------------------------       ----------------
NET ASSET VALUE, beginning of period          $     10.95         $     10.00            $     10.95
                                              -----------         -----------            ===========
Income from investment operations
  Net investment loss                               (0.03)              (0.01)                 (0.05)
  Net realized and unrealized gain                   3.69                0.96                   3.61
                                              -----------         -----------            -----------
Total from investment operations                     3.66                0.95                   3.56
                                              -----------         -----------            -----------
NET ASSET VALUE, end of period                $     14.61         $     10.95            $     14.51
                                              ===========         ===========            ===========

Total Return                                        33.42%               9.50%(2)              32.51%(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     3,054         $     1,231            $        56
Ratio of expenses to average net assets              1.75%               1.75%(1)               2.50%
Ratio of net investment loss to average
  net assets                                        (0.32)%             (0.32)%(1)             (1.07)%

Portfolio turnover rate                                18%                  0 %                   18%
Average commission per share on
  portfolio transactions                      $    0.0684         $      0.08            $    0.0684

----------------------------
(1)  Annualized

(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND                                  CLASS A                                  CLASS D
---------------------------                   ------------------------------------       ----------------------------------
                                                                   March 13, 1996
                                                                  (commencement of
                                               Year Ended          operations) to         Year Ended          Year Ended
                                              May 31, 1997          May 31, 1996         May 31, 1997        May 31, 1996
                                              ------------------------------------       ----------------------------------
NET ASSET VALUE, beginning of period          $     12.29         $     10.94            $     12.27         $     10.00
                                              -----------         -----------            -----------         -----------
Income from investment operations
  Net investment loss                               (0.11)               (.01)                 (0.28)              (0.17)
  Net realized and unrealized gain                   1.02                1.36                   1.10                2.44
                                              -----------         -----------            -----------         -----------
Total from investment operations                     0.91                1.35                   0.82                2.27
                                              -----------         -----------            -----------         -----------
NET ASSET VALUE, end of period                $     13.20         $     12.29            $     13.09         $     12.27
                                              ===========         ===========            ===========         ===========

Total Return                                         7.40%              12.34%(2)               6.68%              22.70%

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     2,174         $       131            $     1,828         $     2,408
Ratio of expenses to average net assets              1.75%               1.74%(1)               2.50%               2.49%
Ratio of net investment loss to average
  net assets                                        (1.31)%             (0.97)%(1)             (2.08)%             (2.00)%

Portfolio turnover rate                               102%                 85%                   102%                 85%
Average commission per share on
  portfolio transactions                      $    0.0545         $      0.04            $    0.0545         $      0.04


----------------------------

    (1)  Annualized

    (2) Total return is not annualized, and does not reflect impact of sales load.

                          RESERVE PRIVATE EQUITY SERIES
                     RESERVE INFORMED INVESTORS GROWTH FUND
                    810 SEVENTH AVENUE, NEW YORK, N.Y. 10019
                                 (800) 637-1700

                                 ---------------

                       STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information describes Reserve Private Equity Series and the Reserve Informed Investors Growth Fund ("Fund"). This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained (without charge) from Reserve Private Equity Series. This Statement is dated October 1, 1997.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
            Investment Policies                                               2
            Other Policies                                                    3
            Trustees and Officers of the Trust                                4
            Investment Management and Other Agreements                        6
            Portfolio Turnover, Transaction Charges and
                  Allocation                                                  8
            Shares of Beneficial Interest                                     8
            Purchase, Redemption and Pricing of Shares                        9
            Distributions and Taxes                                          10
            Performance Information                                          12
            Report of Independent Accounts                                   13
            Financial Statements                                             14

                               INVESTMENT POLICIES

      The Fund has adopted as fundamental policies the following limitations on its investment activities. These fundamental policies may not be changed without a majority vote of the Fund shareholders, as defined in the Investment Company Act of 1940. The Fund may not:

      (1) borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount not to exceed 33 1/3% of the market value of its assets; (2) issue senior securities as defined in the Investment Company Act of 1940 except that the Fund may borrow money in accordance with limitation (1); (3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws; (4) invest 25% or more of the value of its total assets in the securities of issuers in any particular industry; (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts except the Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts; (6) invest in voting securities or in companies for the purpose of exercising control; and (7) purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

      The Fund has reserved the right to purchase and write interest rate futures contracts, and put and call options on interest rate futures contracts. The Fund does not intend to use these techniques for the foreseeable future and that shareholders will be given notice should the Fund determine that they will be used.


      In addition to the fundamental investment policies listed above, the Fund has voluntarily adopted certain policies that may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders. In accordance with such policies and restrictions that the Fund cannot:

      (1) purchase from or sell investment securities to any of the officers or Trustees of the Trust, its investment Adviser its investment Sub-Adviser, its principal underwriter or the officers, principals or directors of its investment Adviser, investment Sub-Adviser or principal underwriter; (2) purchase or retain securities of an issuer any of whose officers, directors, trustees or securityholders is an officer or Trustee of the Trust or a member, officer, director or trustee of the investment Adviser or Sub- Adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one %
(1/2 of 1%) of the securities (taken at market value) of such issuer and such individuals owning more than one-half of one % (1/2 of 1%) of such securities together beneficially own more than 5% of such securities or both; and (3) invest in initial public offerings.


      As a non-diversified company, the Fund is permitted to invest all of its assets in a limited number of issuers. However, it intends to comply with Subchapter M of the Internal Revenue Code in order to qualify as a regulated investment company for federal income tax purposes. To so qualify, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the value of its total assets is represented by cash, cash items, securities issued by the U.S. Government or its agencies or instrumentalities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than the U.S. Government or its agencies or instrumentalities or regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or business. In the event of a decline in the market value of the securities of one or more such issuers exceeding 5%, an investment in the Fund could entail greater risk than in a fund which has a policy of diversification.

                                 OTHER POLICIES

LENDING OF SECURITIES. The Fund may, to increase its income, lend its securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the United States Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The Fund receives amount equal to the dividends or interest on loaned securities and also receives one or more negotiated loan fees, interest on securities used as collateral or interest on short term debt securities purchased with such collateral, either of which type of interest may be shared with the borrower. The Fund may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements including the rules of The New York Stock Exchange, which require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. While voting rights may pass with the loaned securities, if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Sub-Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 for which there is a readily available market will not be deemed to be illiquid if they meet guidelines established by the Board of Trustees. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of potential purchasers;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

DEFENSIVE POSITION. For temporary defensive purposes, the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such circumstances, the Fund will increase its position in debt securities, which may include short-term U.S. Government securities and U.S. dollar- or foreign currency-denominated short-term indebtedness, cash equivalents and fixed-income securities issued or guaranteed by governmental entities, or by companies or supranational organizations (e.g., International Bank for Reconstruction and Development and the European community) rated AA or better by Standard & Poor's Corporation, or Aa or better by Moody's Investor Service, Inc.; or if not so rated, of equivalent investment quality as determined by the Adviser. Apart from periods of defensive investment, the Fund may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in U.S. dollar-denominated money-market instruments.


                       TRUSTEES AND OFFICERS OF THE TRUST

     +BRUCE R. BENT, President, Treasurer and Trustee, 810 Seventh Avenue, New York, NY 10019.

      Mr. Bent is President, Treasurer, and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET") and Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity Series ("RPES"), Director, Vice President and Secretary of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation, and Chairman and Director of Resrv Partner, Inc. Before 1968, he was associated with Stone & Webster Securities Corp., and previously, Teachers Insurance and Annuity Association.

      EDWIN EHLERT, JR., Trustee, 125 Elm Street, Westfield, New Jersey 07091.

      Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency formerly called Travelong of Westfield, Inc.) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RNYTET RTET and RPES.

      HENRI W. EMMET, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

      Mr. Emmet retired as the Managing Director of Servus Associates, Inc.; and U.S.A. Representative of the First National Bank of Southern Africa in 1996. He is currently Trustee of RF, RIT, RNYTET, RTET and RPES. Until 1989, he was Senior Vice President of the New York branch of Banque Nationale de Paris.

      +*DONALD J. HARRINGTON, C.M., Trustee, St. John's University, Jamaica, New York 11439.

      The Reverend Harrington is President of St. John's University (NY) and a Trustee of RF, RIT, RNYTET, RTET and RPES. The Reverend Harrington served as President of Niagara University from 1984 to 1989 and was Executive Vice President of Niagara University from 1981 to 1984.

      Michelle L. Neufeld, Counsel and Secretary, 810 Seventh Avenue, New York, New York 10019.


      Ms. Neufeld is Counsel and Secretary of RF, RIT, RTET, RNYTET and RPES. Before joining The Reserve Funds in 1997, Ms. Neufeld was a staff attorney at NASD Regulation, Inc.


      PAT A. COLLETTI, Controller, 810 Seventh Avenue, New York, New York 10019.

      Mr. Colletti is Controller of RF, RIT, RTET, RNYTET and RPES. Prior to joining the Reserve funds in 1985, Mr. Colletti was Supervisor of Accounting of Money Market Funds for the Dreyfus Corporation.

---------------
 + Interested Trustee within the meaning of the Investment Company Act of 1940.

 * Father Harrington is a member of the Board of Directors of Bear, Stearns & Co., Inc.

      Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

                              COMPENSATION TABLE


                           AGGREGATE               TOTAL COMPENSATION
                          COMPENSATION         FROM FUND AND FUND COMPLEX
  NAME OF TRUSTEE          FROM FUNDS*   (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE*
 ------------------------------------------------------------------------------
 Edwin Ehlert, Jr.             $120.09                $30,500
 Henri W. Emmet                $133.87                $34,000
 Rev. Donald J. Harrington     $118.11                $30,000


Amounts shown are for the Fund's fiscal year ending May 31, 1997.

                   INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

      THE ADVISER. Reserve Management Company, Inc. ("Adviser"), 14 Locust Place, Manhasset, New York, New York 11030, a registered investment Adviser, manages the Trust and provides it with investment advice pursuant to an Investment Management Agreement. Under the Investment Management Agreement, the Adviser manages the Portfolio, including effecting purchases and sales of investment securities, is responsible for the day-to-day oversight of the Trust's operations and to otherwise administer the affairs of the Trust as it deems advisable subject to the overall control and direction of the Trustees and the investment policies and limitations of the Trust described in the Prospectus and Statement of Additional Information. RMCI pays all employee costs and other ordinary operating costs of each Fund pursuant to the Investment Management Agreement which include: registration fees paid to the commission and state regulators, costs associated with the annual update of each Fund's registration statement, auditing annual financial statements, and printing and mailing costs (exclusive of those associated with the Service Plan). Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, payments made pursuant to the Trust's Service Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share.

      For its management services, and for paying all of the employee costs, costs of the Sub-Adviser and other ordinary operating expenses of the Trust, RMCI is periodically paid a comprehensive fee, at the annual rate of 1.50% per annum of the average daily net assets of the Fund.

      The Investment Management Agreement is subject to review and approval at least annually by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940, cast in person at a meeting called for purpose of voting on such renewal. The agreement terminates automatically upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of a Fund or by the Adviser.

      THE SUB-ADVISER. T.H. Fitzgerald & Co., ("Sub-Adviser"), 180 Church Street, Naugatuck, CT 06770, a registered investment Adviser, acts as Sub-Adviser to the Fund. The Adviser and Trust have entered into a Sub-Advisory Agreement with the Sub-Adviser pursuant to which the Adviser will pay any fees of the Sub-Adviser. The Sub-Advisory Agreement is subject to annual review and approval by the Trustees, including a majority of those who are not "interested person" as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such renewal. The agreement automatically terminates upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Sub-Adviser.

      CUSTODIAN. The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 is Custodian for the cash and securities of the Trust. The Custodian maintains custody of the Trust's cash and securities, handles its securities settlements and performs transaction processing for receipts and disbursements in connection with the purchase and sale of the Trust's shares.

      DISTRIBUTION AGREEMENT. Resrv Partners, Inc. ("RESRV"), 810 Seventh Avenue, New York, New York 10019, is a distributor of the shares of the Trust. RESRV is a "principal underwriter" for the Trust within the meaning of the Investment Company Act of 1940, and as such acts as agent in arranging for the continuous offering of Trust shares. RESRV has the right to enter into dealer agreements with brokers or other persons of its choice for the sale of Trust shares. RESRV's principal business is the distribution of shares of mutual funds and it has retained no underwriting commissions during the last three fiscal years.

      The Distribution Agreement must be approved annually by the Trustees, including a majority of those who are not "interested persons," as defined in the Investment Company Act of 1940.

      SERVICE PLAN. The Trust maintains a Service Plan ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a plan adopted by the Board and approved by its shareholders. Pursuant to the Plan, the Distributor or its affiliates may make payments ("assistance payments") to brokers and financial institutions ("payees") in respect of Trust shareholder accounts ("qualified accounts") as to which the payee has rendered distribution assistance or other services. The Distributor may also retain amounts to pay for advertising and marketing expenses. Assistance payments by the Distributor are made to payees at an annual rate of .25% of the average net asset value. The Trustees have determined that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders and that its costs are primarily intended to result in the sale of the Trust's shares.

      Under the Plan, the Trust's officers report quarterly the amounts and purposes of assistance payments to the Trustees. During the continuance of the Plan the selection and nomination of the disinterested Trustees of the Trust are at the discretion of the disinterested Trustees currently in office.

      The Plan and related agreements may be terminated at any time by a vote of a majority of the outstanding voting securities of the Fund. The Plan and related agreements may be renewed from year to year if approved by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons", as defined in the Investment Company Act of 1940. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a majority vote of the Board of Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

      The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investment and the assistance payments received by such banks under the Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the Plan for activities not primarily intended to result in the sale of a Fund's shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court concerning payments to banks contemplated by the Plan, any such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states.

      INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 1301 Avenue of Americas, New York, New York 10019 is the Trust's independent accountants.

             PORTFOLIO TURNOVER, TRANSACTION CHARGES AND ALLOCATION

      The Fund will not attempt to achieve, nor will it be limited to, a predetermined rate of portfolio turnover. Turnover rate is the lesser of purchases or sales of portfolio securities for a year (excluding all securities with maturities of one year or less) divided by the monthly average of the market value of such securities.


      Subject to the overall supervision of the officers of the Trust, its Board of Trustees, and the Adviser; the Sub-Adviser places all orders for the purchase and sale of the Trust's investment securities. In general, in the purchase and sale of investment securities the investment Adviser will seek to obtain prompt and reliable execution of orders at the most favorable prices or yields. In determining best price and execution, the investment Adviser may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Trust's investment Adviser, and any statistical, research, or other services provided by the dealer. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Trust as determined in good faith by the Trust's investment Adviser. Brokers or dealers who execute investment securities transactions for the Trust may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers. Subject to procedures as adopted by and the supervision of the Board of Trustees the Sub-Adviser is authorized to place portfolio transactions with brokers or dealers affiliated with it provided the commission or fee charged is comparable to that charged by non-affiliated brokers or dealers on comparable transactions involving similar securities being purchased or sold during a comparable period of time on a securities exchange. Any such transactions will be in accordance with Rule 17e-1 under the Investment Company Act of 1940.


      When transactions are made in the over-the-counter market, the Trust deals with the primary market makers unless more favorable prices are otherwise obtainable.

                          SHARES OF BENEFICIAL INTEREST

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an interest in the respective series of the Trust proportionately equal to the interest of each other share. If they deem it advisable in the best interests of shareholders, the Trustees of the Trust may classify or reclassify any unissued shares of the Trust by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of the stock. Any changes would be required to comply with any applicable state and federal securities laws. These currently require that each series be preferred over all other series in respect of assets specifically allocated to such series. It is anticipated that under most circumstances, the rights of any additional series would be comparable unless otherwise required to respond to the particular situation. Upon liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of their respective series of the Trust available for distribution to such shareholders. No changes can be made to the Trust's issued shares without shareholder approval.

      Each Fund share when issued is fully paid, nonassessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of its series, equal rights to all dividends and other distributions from its series, and one vote for all purposes. Shares of separate series vote together for the election of Trustees and have noncumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      Regulations of the Securities and Exchange Commission provide that if a series is separately affected by a matter requiring a vote (election of Trustees, ratification of independent accountant selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the Trust as a whole), each such series votes separately. Each series votes separately on such matters as approval of the Investment Management Agreement, material amendments to the Service Plan, and majority of the effected shareholders. For this purpose a "majority" is constituted by either 50% of all shares voting as a group or 67% of the shares voted as a group at an annual meeting of shareholders at which at least 50% of the shares of each group are represented.

       As of August 30, 1997, the following persons owned at record or beneficially 5% or more of the Fund's outstanding shares: Arthur T. Bent III, 18 Heights Road, Plandome, NY 11030 (5.6%); Nations Bank, P.O. Box 831575, Dallas, TX 75283 (25.5%) (Class A); Trust Co. of Knoxville, P.O. Box 789, Knoxville, TN 37901 (24%) (Class A); Emilla Gabriele, 15 Bungalow Park Stamford, CT 06902 (43.3%) (Class D); Bert Mayer, 318 East 81st St. New York, NY 10028 (20%) (Class
D); Donaldson Lufkin Jenrette Securities Corporation Inc. P.O. Box 2052, Jersey City, NJ 07303 (6.7%) (Class D); Radhika Narang 35 White Birch Lane, Commack, NY 11725 (7.9%) (Class D); and Rajinder P. Narang, 35 White Birch Lane, Commack, NY 11725 (15.2%) (Class D).

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

      Redemption payments are normally made by check or wire transfer, but the Trust may be authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of portfolio instruments valued at the same time as the redemption net asset value is determined). The Trust has made an election committing it to pay in cash all requests for redemption from the series involved, by any shareholder or record, limited during any 90-day period to the lesser of $250,000 or 1% of the net assets of the series at the beginning of the period. The election is irrevocable pursuant to rules and regulations under the Investment Company Act or 1940 unless withdrawal is permitted by order of Securities and Exchange Commission. In disposing of such securities an investor might incur transaction costs and on the date of disposition might receive an amount less than the net asset value of the redemption.


      DETERMINATION OF NET ASSET VALUE. Shares are offered at net asset value. The net asset value of the Fund is calculated at the end of each business day (currently 4:00 PM New York time) that the New York Stock Exchange is open for trading and on other days there is a sufficient degree of trading to materially affect the Fund's net asset value. The net asset value is not calculated on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, Christmas Day and on other days the New York Stock Exchange is closed for trading. The net asset value per share of the Fund is determined by adding the value of all its securities and other assets, subtracting its liabilities and dividing the result by the total number of outstanding shares.


      Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the last bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities in foreign currencies are translated into United States dollars at the prevailing rates of exchange. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                             DISTRIBUTIONS AND TAXES

      The following is a general description of certain tax rules relating to the Fund. It is not exhaustive and prospective investors may wish to consult their tax advisers.


      The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 ("Code") so long as such qualification is in the best interests of shareholders. If it so qualifies, the Fund generally will not be subjected to federal income tax on such distributed amounts. Shareholders of the Fund, however, will be subject to federal income tax on any ordinary net income and net capital gains realized by the Fund and distributed to shareholders as regular or capital gains dividends, whether distributed in cash or in the form of additional shares. Net long-term capital gains distributions will be taxable to shareholders as long-term capital gains, regardless of the length of time the corresponding shares have been held.


      Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss (if the shares are capital assets in the shareholder's hands) and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

      In order to qualify as a "regulated investment company" under the Code, the Fund must, among other things, on each taxable year distribute at least 90% of its taxable income to shareholders, derive at least 90% of its gross income from dividends, interest and gains from the sale or disposition of securities and derive less than 30% of its gross income from the sale or disposition of securities held for less than three months. Accordingly, the Fund will be subject to certain restrictions including restrictions in the writing of options on securities which have been held for less than three months, purchasing and selling futures contracts held for less than three months, in the writing of options which expire in less than three months, and in effecting closing purchase transactions, with respect to options which have been written less than three months prior to such transactions.


      The Code imposes a non-deductible, 4% excise tax on regulated investment companies that do not distribute to their shareholders in each calendar year an amount equal to (i) 98% of their calendar year ordinary income; plus 98% of their capital gain net income (the excess of short- and long-term capital losses) for the one year period ending October 31. Dividends declared in December of any year to shareholders of record on any date in December will be deemed to have been received by the shareholders and paid by the Fund on the record date, provided such dividends are paid by February 1 as of the following year.


      Dividends and distributions declared payable to shareholders of record after September 30 of any year and paid before February 1 of the following year, are considered taxable income to shareholders on December 31 in the year declared even though paid in the next year.

      Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident aliens are urged to consult their own tax adviser concerning the applicability of the United States withholding tax.

      The Code includes rules applicable to certain listed options, futures contracts, and options on futures contracts which the Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, generally are required to be treated as sold at market value on the last day of such fiscal year and on certain other dates for federal income tax purposes ("marked-to-market"). Generally, over-the-counter options are not classified as Section 1256 contracts and are not subject to the mark-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by the Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.


      Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.


      The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, this amount, character and timing of gains or losses form the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle position, the amount which may be distributed to Shareholder, and which, will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

      Dividends paid by the Fund are generally expected to be subject to any state or local taxes on income. Shareholders should consult their own attorneys or tax advisers about the tax consequences related to investing in the Fund.

      The foregoing is a general summary of certain provisions of the Code and Treasury Regulations in effect. For the complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

                             PERFORMANCE INFORMATION

      The Fund may from time to time advertise its total return. Total return is computed by finding the average annual compounded rates of return over the 1,5 and 10 year periods or up to the life of the Fund that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV
      Where:         P =     a hypothetical initial payment of $1,000
                     T =     average annual total return
                     n =     number of years
                   ERV =     ending redeemable value of a hypothetical
                             $1,000 payment made at the beginning of the 1,5
                             or 10 year periods, at the end of the 1,5 or 10 year periods (or fractional portion thereof)

      In advertising and sales literature, the Fund may compare its performance to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), the Russell 2000, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      The Fund may also compute aggregate total return for specified periods based on a hypothetical Fund account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of the account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

      The Fund may also quote annual, average annual and annualized total return and aggregate total performance data both as percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Trustees of The Reserve Private Equity Series:


We have audited the accompanying statements of assets and liabilities of The Reserve Private Equity Series (comprising, respectively, Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund)) (collectively the "Trust"), including the schedules of portfolio investments, as of May 31, 1997, and the related statements of operations for the period presented, and the statements of changes in net assets and the financial highlights for each period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series constituting The Reserve Private Equity Series as of May 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.


New York, New York
June 27, 1997

                        THE RESERVE PRIVATE EQUITY SERIES
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BANKS (1.9%)
   BankBoston Corporation                                                     1,400               $102,200
                                                                                                  --------

   BEVERAGES (4.0%)
   PepsiCo, Inc.                                                              6,000                220,500
                                                                                                  --------

   BUILDING MATERIALS (1.8%)
*  American Standard Companies, Inc.                                          2,000                100,250
                                                                                                  --------

   CHEMICALS - MISCELLANEOUS (4.3%)
   ChemFirst, Inc.                                                            9,200                238,050
                                                                                                  --------

   COMPUTER SERVICES (2.2%)
*  Wang Laboratories, Inc.                                                    5,800                118,900
                                                                                                  --------

   COMPUTER SOFTWARE (5.8%)
*  CUC International, Inc.                                                    6,450                148,350
   National Data Corporation                                                  3,900                171,112
                                                                                                  --------
                                                                                                   319,462
                                                                                                  --------

   CONSUMER SERVICES (2.2%)
*  HFS, Inc.                                                                  2,200                118,525
                                                                                                  --------

   ELECTRONICS (6.8%)
   General Electric Company                                                   1,800                108,675
*  Perceptron, Inc.                                                           9,300                262,725
                                                                                                  --------
                                                                                                   371,400
                                                                                                  --------
   ENTERTAINMENT (3.1%)
   Walt Disney Company                                                        2,100                171,937
                                                                                                  --------

   FINANCIAL SERVICES (6.2%)
   Federal National Mortgage Association                                      5,200                226,850
   Pioneer Group, Inc.                                                        4,400                110,550
                                                                                                  --------
                                                                                                   337,400
                                                                                                  --------
   FOOD (2.3%)
*  Suiza Foods Corporation                                                    4,200                125,475
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.7%)
*  Assisted Living Concepts, Inc.                                             8,000                200,000
                                                                                                  --------

   MANAGED CARE (1.1%)
*  Physicians' Specialty Corporation                                         10,000                 61,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   MEDICAL SUPPLIES (1.3%)
*  LaserSight Corporation                                                    10,000             $   70,000
                                                                                                ----------

   MISCELLANEOUS CONSUMER (2.1%)
*  Gibson Greetings, Inc.                                                     5,300                115,275
                                                                                                ----------

   MISCELLANEOUS MANUFACTURING (5.6%)
   Warnaco Group, Inc.                                                        5,300                173,575
   Westinghouse Electric Corporation                                          6,500                131,625
                                                                                                ----------
                                                                                                   305,200
                                                                                                ----------

   MULTI-LINE INSURANCE (3.1%)
   The Hartford Financial Services Group, Inc.                                2,200                171,600
                                                                                                ----------

   OFFICE - BUSINESS EQUIPMENT (4.6%)
*  American Pad & Paper Company                                              13,500                249,750
                                                                                                ----------

   OIL/GAS EQUIPMENT SERVICES (2.0%)
*  Cairn Energy USA, Inc.                                                     9,200                108,675
                                                                                                ----------

   PACKAGED SOFTWARE (3.9%)
   Computer Associates International, Inc.                                    3,900                213,525
                                                                                                ----------

   PHARMACEUTICALS (7.1%)
*  Bio-Technology General Corporation                                         5,400                 78,300
   Eli Lilly & Company                                                        1,100                102,300
   Johnson & Johnson                                                          1,800                107,775
   Merck & Co., Inc.                                                          1,100                 98,863
                                                                                                ----------
                                                                                                   387,238
                                                                                                ----------
   PUBLISHING (4.2%)
   Harte-Hanks Communications                                                 7,800                233,025
                                                                                                ----------

   RADIO, TV & BROADCAST COMMUNICATION EQUIPMENT (4.6%)
*  American Radio Systems Corporation                                         1,400                 52,150
*  Sinclair Broadcast Group, Inc.                                             8,000                198,000
                                                                                                ----------
                                                                                                   250,150
                                                                                                ----------

   REAL ESTATE (4.6%)
   Insignia Financial Group, Inc., Class A                                   14,200                252,050
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                            SHARES/              VALUE
                                                                             UNITS              (NOTE 1)
                                                                             -----              --------
   SPECIAL INDUSTRIAL MACHINERY (3.1%)
   Thermo Electron Corporation                                                5,000          $     172,500
                                                                                             -------------

   TOTAL COMMON STOCKS (Cost $4,512,303) (91.6%)                                                 5,014,337

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  260,000                260,000
   Vista Treasury Plus Money Market Fund                                     70,000                 70,000
                                                                                             -------------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $330,000) (6.0%)                                          330,000
                                                                                             -------------

   TOTAL INVESTMENTS (Cost $4,842,303) (97.6%)                                                   5,344,337

   Other assets, less liabilities (2.4%)                                                           129,523
                                                                                             -------------
   NET ASSETS (100%)                                                                         $   5,473,860
                                                                                             =============


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $4,842,303, the aggregate gross unrealized appreciation for all investments was $707,511 and aggregate gross unrealized depreciation for all investments was $205,477.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   BASIC INDUSTRIAL COMMODITY (2.2%)
   First South Africa Corp, Ltd., 144A, 9%                         06/15/04        450,000      $  450,000
                                                                                                ----------

   BIO-TECHNOLOGY (3.9%)
   Chiron Corp., 144A, 1.9%                                        11/17/00        450,000         397,125
   NABI, Inc., 144A, 6.5%                                          02/01/03        500,000         414,375
                                                                                                ----------
                                                                                                   811,500
                                                                                                ----------

   COMMERCIAL SERVICES (1.8%)
   Pharmaceutical Marketing
     Services, Inc., 144A, 6.25%                                   02/01/03        450,000         360,000
                                                                                                ----------

   COMPUTER SOFTWARE (1.9%)
   MacNeal - Schwendler Corp., 7.875%                              08/18/04        400,000         392,000
                                                                                                ----------

   ELECTRONIC PRODUCTS - MISCELLANEOUS (1.9%)
   Trans-Lux Corp., 7.5%                                           12/01/06        375,000         390,000
                                                                                                ----------

   ENVIRONMENT - CONSULTING, ENGINEERING (1.1%)
   Roy F. Weston, Inc., 7%                                         04/15/02        270,000         229,500
                                                                                                ----------

   FOOD CHAINS (1.9%)
   Marsh Supermarkets, Inc., 7%                                    02/15/03        400,000         400,000
                                                                                                ----------

   GENERAL INDUSTRIAL MACHINE & EQUIPMENT (2.0%)
   Robbins & Myers, Inc., 6.5%                                     09/01/03        300,000         412,500
                                                                                                ----------

   HOTEL - MOTEL (3.4%)
   Hilton Hotels Corp., 5%                                         05/15/06        350,000         380,625
   Signature Resorts, Inc., 5.75%                                  01/15/07        350,000         316,750
                                                                                                ----------
                                                                                                   697,375
                                                                                                ----------

   MEDICAL - HMO (3.9%)
   FPA Medical Management, Inc., 6.5%                              12/15/01        400,000         421,000
   PhyMatrix Corp., 6.75%                                          06/15/03        450,000         389,250
                                                                                                ----------
                                                                                                   810,250
                                                                                                ----------

   OIL - DOMESTIC (2.7%)
   Lomak Petroleum, Inc., 144A, 6%                                 02/01/07        350,000         395,500
   Snyder Oil Corp., 7%                                            05/15/01        150,000         155,625
                                                                                                ----------
                                                                                                   551,125
                                                                                                ----------

   POLLUTION CONTROL (3.8%)
   USA Waste Services, Inc., 4%                                    02/01/02        350,000         362,250
   WMX Technologies, Inc., 2%                                      01/24/05        450,000         406,687
                                                                                                ----------
                                                                                                   768,937
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   PUBLISHING (2.0%)
   Scholastic Corp., 5%                                            08/15/05        500,000      $  403,750
                                                                                                ----------

   RETAIL STORES - DEPARTMENT (1.9%)
   Saks Holdings, Inc., 5.5%                                       09/15/06        450,000         398,250
                                                                                                ----------

   RETAIL - APPAREL (1.9%)
   Charming Shoppes, Inc., 7.5%                                    07/15/06        400,000         393,000
                                                                                                ----------

   RETAIL - SPECIALTY (1.8%)
   The Sports Authority, Inc., 5.25%                               09/15/01        400,000         360,500
                                                                                                ----------

   TRANSPORT - AIR FREIGHT (1.6%)
   Consolidated Logistics, 144A, 8%                                08/21/00        400,000         320,000
                                                                                                ----------

   WATER TREATMENT SYSTEMS (3.2%)
   United States Filter Corp., 4.5%                                12/15/01        650,000         665,438
                                                                                                ----------

   TOTAL CONVERTIBLE BONDS (Cost $8,647,471) (42.9%)                                             8,814,125
                                                                                                ----------


PREFERRED STOCKS

                                                                                                    VALUE
                                                                             SHARES                (NOTE 1)
                                                                             ------                --------
   BANKS (2.6%)
   National Australian Bank Ltd., 7.875%                                     20,000               $537,500
                                                                                                   -------

   CONTAINERS-METAL/GLASS (2.1%)
   Crown Cork & Seal Company, Inc., 4.5% 2/26/00                              8,000                434,000
                                                                                                   -------

   ENERGY (1.6%)
   Occidental Petroleum Corp., 144A, $3.875 Series 1993                       6,000                338,250
                                                                                                   -------

   ENTERTAINMENT (2.9%)
   Wellsford Residential Property, 7% Series A                               22,900                589,675
                                                                                                   -------

   FINANCIAL SERVICES (2.1%)
   SunAmerica, Inc., $3.1875 10/31/99                                        10,000                431,250
                                                                                                   -------

   GENERAL INDUSTRIAL MACHINES & EQUIPMENT (2.0%)
   Greenfield Industries, Inc., 144A, 6% 3/31/16                              9,000                409,500
                                                                                                   -------

   GLASS PRODUCTS (1.9%)
   Corning Delaware L.P., 6%                                                  5,000                399,375
                                                                                                   -------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


PREFERRED STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   GOLD MINING (1.6%)
   Coeur D'Alene Mines Corp., 7% 3/15/00                                     20,000             $  332,500
                                                                                                ----------

   HOTEL-MOTEL (1.8%)
   Host Marriott Corp., 144A, 6.75% 12/02/26                                  6,500                367,250
                                                                                                ----------

   MEDICAL - HMO (2.1%)
   Aetna, Inc., 6.25% 7/19/00                                                 4,700                431,225
                                                                                                ----------

   NATURAL GAS (2.0%)
   MCN Corp., 8.75% 4/30/99                                                  15,000                416,250
                                                                                                ----------

   OIL-DOMESTIC (5.5%)
   Mesa, Inc., 8%, Series A                                                  80,000                530,000
   Nuevo Energy, 5.75% 12/15/26 Series A                                      8,000                403,000
   Snyder Oil Corporation, $1.5                                               7,700                190,575
                                                                                                ----------
                                                                                                 1,123,575
                                                                                                ----------

   PAPER (1.9%)
   International Paper Co., 5.25% 7/20/25                                     7,500                386,250
                                                                                                ----------

   PUBLISHING (1.4%)
   Golden Books Family Entertainment, Inc., 144A,
     8.75% 8/20/16                                                            5,000                280,000
                                                                                                ----------

   PUBLISHING-NEWSPAPERS (2.1%)
   Hollinger International, Inc., 9.75% 8/01/00                              40,000                440,000
                                                                                                ----------

   REAL ESTATE (4.8%)
   Excel Realty, $2.125 Series A                                             16,000                426,000
   Redwood Trust, Inc., 9.74% Class B                                        10,000                567,500
                                                                                                ----------
                                                                                                   993,500
                                                                                                ----------

   RESTAURANTS (2.0%)
   Apple South, Inc., 144A, $3.5 3/01/27                                      7,000                420,875
                                                                                                ----------

   TELECOMMUNICATIONS (2.1%)
   Mobile Telecommunication
     Technologies Corp., 144A, $2.25                                         20,000                425,000
                                                                                                ----------

   TELECOMMUNICATIONS-BROADCAST (2.1%)
   Merrill Lynch & Company, 6% 6/01/99 Series COX                            20,000                427,500
                                                                                                ----------

TOTAL PREFERRED STOCKS (Cost $8,282,029) (44.6%)                                                $9,183,475
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


COMMON STOCKS

                                                                                                VALUE
                                                                             SHARES            (NOTE 1)
                                                                             ------            --------
   AEROSPACE (0.9%)
*  International Airline Support Group, Inc.                                 44,908        $       196,473
                                                                                           ---------------

   ENTERTAINMENT (1.4%)
*  Malibu Entertainment Worldwide, Inc.                                      70,000                280,000
                                                                                           ---------------

   MISCELLANEOUS MANUFACTURING (0.1%)
*  Disc Graphics, Inc. - Warrants Class "A", 11/01/99                        28,000                 21,000
                                                                                           ---------------

   NONHAZARDOUS WASTE DISPOSAL (0.2%)
*  Allied Waste Industries, Inc.                                              2,266                 33,423
                                                                                           ---------------

   OIL WELL SERVICES (3.6%)
*  SEACOR SMIT, Inc.                                                         14,400                745,200
                                                                                           ---------------

   PREHOSPITAL MEDICAL CARE, TRANSPORTATION (1.7%)
   Laidlaw, Inc., Class B                                                    25,663                346,451
                                                                                           ---------------

   TELECOMMUNICATIONS (0.6%)
*  Mobile Telecommunication Technologies Corp.                               10,000                121,875
                                                                                           ---------------

   TOYS (2.1%)
   Hasbro, Inc.                                                              15,000                435,000
                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $1,876,695) (10.6%)                                                    2,179,422
                                                                                           ---------------

TOTAL INVESTMENT SECURITIES (Cost $18,806,195) (98.1%)                                     $    20,177,022

Other assets, less liabilities (1.9%)                                                              394,238
                                                                                           ---------------
NET ASSETS (100%)                                                                          $    20,571,260
                                                                                           ===============


   Value of investments are shown as a percentage of Net Assets

*  Non-income-producing security

   For Federal income tax purposes, the tax basis of investments owned at May 31, 1997 was $18,806,195, the aggregate gross unrealized appreciation for all investments was $1,553,782 and aggregate gross unrealized depreciation for all investments was $182,955.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BIO-TECHNOLOGY (1.9%)
*  Genzyme Corporation                                                        4,800               $114,600
                                                                                                  --------

   CAPITAL GOODS - DIVERSIFIED (2.4%)
   Danaher Corporation                                                        3,000                145,500
                                                                                                  --------

   CAPITAL GOODS/INDUSTRIAL (1.9%)
*  Vishay Intertechnology, Inc.                                               3,836                112,703
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (6.3%)
*  ANADIGICS, Inc.                                                            4,500                149,063
   ECI Telecommunications Ltd. Designs                                        6,300                145,687
*  Saville Systems Ireland plc                                                2,000                 85,250
                                                                                                  --------
                                                                                                   380,000
                                                                                                  --------
   COMMUNICATION - NETWORK (3.4%)
*  ICG Communications, Inc.                                                   5,000                 80,000
*  PairGain Technologies, Inc.                                                6,000                125,250
                                                                                                  --------
                                                                                                   205,250
                                                                                                  --------
   COMPUTER NETWORKING (3.3%)
*  Ascend Communications, Inc.                                                3,600                200,700
                                                                                                  --------

   COMPUTER PERIPHERAL EQUIPMENT (0.9%)
*  Dialogic Corporation                                                       1,800                 52,650
                                                                                                  --------

   COMPUTER SERVICES (4.6%)
*  HNC Software, Inc.                                                         5,200                171,600
*  Rational Software Corporation                                              5,400                101,925
                                                                                                  --------
                                                                                                   273,525
                                                                                                  --------
   COMPUTER SOFTWARE (3.1%)
*  Business Objects S. A. - ADR                                               5,200                 50,050
*  Media 100, Inc.                                                            8,000                 46,000
*  Sapient Corporation                                                        2,000                 89,500
                                                                                                  --------
                                                                                                   185,550
                                                                                                  --------

   CONSUMER GROWTH (8.3%)
*  Activision, Inc.                                                          16,000                208,000
*  Conso Products Company                                                     7,625                101,031
*  Electronic Arts, Inc.                                                      3,700                118,400
*  Lin Television Corporation                                                 1,700                 73,738
                                                                                                  --------
                                                                                                   501,169
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   ELECTRONIC PRODUCTS - MISCELLANEOUS (0.5%)
   AVX Corporation                                                            1,000               $ 27,250
                                                                                                  --------

   ENERGY (2.7%)
   Cross Timbers Oil Company                                                  8,250                159,844
                                                                                                  --------

   HEALTH (4.3%)
*  HCIA, Inc.                                                                 2,300                 56,925
*  National Dentex Corporation                                                6,000                104,250
*  PacifiCare Health Systems, Inc.                                            1,200                 95,100
                                                                                                  --------
                                                                                                   256,275
                                                                                                  --------

   HOUSEHOLD FURNISHINGS & APPLIANCES (2.8%)
*  Williams-Sonoma, Inc.                                                      4,500                165,938
                                                                                                  --------

   MANAGED CARE (7.4%)
*  CRA Managed Care, Inc.                                                     2,500                114,375
*  Healthsource, Inc.                                                         4,000                 86,000
*  MedPartners, Inc.                                                          7,100                134,900
*  PhyCor, Inc.                                                               3,787                108,402
                                                                                                  --------
                                                                                                   443,677
                                                                                                  --------

   MISCELLANEOUS CONSUMER (2.5%)
*  On Assignment, Inc.                                                        4,000                152,500
                                                                                                  --------

   OFFICE-BUSINESS EQUIPMENT (2.4%)
*  HPR, Inc.                                                                  9,000                146,250
                                                                                                  --------

   OFFSHORE DRILLING (1.6%)
*  Parker Drilling Company                                                   10,000                 96,250
                                                                                                  --------

   OIL WELL SERVICES (1.3%)
*  Dawson Production Services, Inc.                                           7,000                 78,750
                                                                                                  --------

   OPTICAL INSTRUMENTS AND LENSES (1.6%)
*  KLA-Tencor Corporation                                                     2,000                 95,125
                                                                                                  --------

   PAPER (1.2%)
*  Data Documents, Inc.                                                       6,000                 71,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   PHARMACEUTICALS (4.9%)
*  Centocor, Inc.                                                             3,200             $  112,800
*  Dura Pharmaceuticals, Inc.                                                 4,600                182,850
                                                                                                ----------
                                                                                                   295,650
                                                                                                ----------

   RESTAURANTS (0.4%)
*  Outback Steakhouse, Inc.                                                   1,000                 23,250
                                                                                                ----------

   RETAIL - SPECIALTY (10.6%)
*  Borders Group, Inc.                                                        7,900                171,825
*  Corporate Express, Inc.                                                    8,600                118,250
*  PetSmart, Inc.                                                             6,000                 73,500
*  Staples, Inc.                                                              6,325                139,150
*  The Sports Authority, Inc.                                                 7,500                135,000
                                                                                                ----------
                                                                                                   637,725
                                                                                                ----------
   SEMICONDUCTOR-RELATED DEVICES (5.4%)
*  Etec Systems, Inc.                                                         1,800                 80,100
   Intel Corporation                                                            800                121,200
*  LSI Logic Corporation                                                      3,000                125,250
                                                                                                ----------
                                                                                                   326,550
                                                                                                ----------

   SYSTEM SOFTWARE/CLIENT SERVER (1.6%)
*  Hummingbird Communications Ltd.                                            3,400                 96,900
                                                                                                ----------

   TELECOMMUNICATIONS EQUIPMENT (7.3%)
*  Comverse Technology, Inc.                                                  2,000                 91,500
*  DSC Communications Corporation                                             2,000                 51,125
*  Newbridge Networks Corporation                                             3,600                144,450
*  P-COM, Inc.                                                                3,200                103,200
*  Proxim, Inc.                                                               2,000                 51,250
                                                                                                ----------
                                                                                                   441,525
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,710,070) (94.6%)                                                 5,686,356
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


                                                                                                    VALUE
                                                                                  UNITS           (NOTE 1)
                                                                                  -----           --------
   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                       280,000         $  280,000
   U.S. Treasury Plus Money Market Fund                                          150,000            150,000
                                                                                                 ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $430,000) (7.2%)                                           430,000
                                                                                                 ----------

   TOTAL INVESTMENTS (Cost $5,140,070) (101.8%)                                                   6,116,356

   Liabilities, less other assets (-1.8%)                                                          (106,650)
                                                                                                 ----------
   NET ASSETS (100%)                                                                             $6,009,706
                                                                                                 ==========

   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned May 31, 1997 was $5,140,070, the aggregate gross unrealized appreciation for all investments was $1,463,144 and aggregate gross unrealized depreciation for all investments was $486,858.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIRLINES (3.8%)
   Southwest Airlines Company                                                 8,000               $206,000
                                                                                                  --------

   APPAREL MANUFACTURING (2.5%)
   Liz Claiborne, Inc.                                                        3,000                136,875
                                                                                                  --------

   BANKS (5.0%)
   State Street Corporation                                                   6,200                276,675
                                                                                                  --------

   CLOTHING (4.6%)
*  Jones Apparel Group, Inc.                                                  5,400                253,125
                                                                                                  --------

   COMPUTER MEMORY DEVICES (1.7%)
*  EMC Corporation                                                            2,300                 91,712
                                                                                                  --------

   COMPUTER MICROSYSTEMS (2.3%)
*  Dallas Semiconductor Corporation                                           3,200                123,600
                                                                                                  --------

   COMPUTER - PERIPHERAL EQUIPMENT (2.1%)
*  Adaptec, Inc.                                                              3,200                117,600
                                                                                                  --------

   COMPUTERS (8.2%)
*  Dell Computer Corporation                                                  2,100                236,250
*  Gateway 2000, Inc.                                                         3,200                212,400
                                                                                                  --------
                                                                                                   448,650
                                                                                                  --------

   FINANCIAL/BUSINESS SERVICES (17.1%)
   Bear Stearns Companies, Inc.                                               8,400                273,000
   Lehman Brothers Holdings, Inc.                                             5,400                218,025
   Merrill Lynch & Company                                                    2,300                243,800
   Paine Webber Group, Inc.                                                   5,700                202,350
                                                                                                  --------
                                                                                                   937,175
                                                                                                  --------

   GLASS PRODUCTS (3.5%)
   Corning, Inc.                                                              3,800                191,425
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.8%)
*  Tenet Healthcare Corporation                                               7,700                211,750
                                                                                                  --------

   LIFE/HEALTH INSURANCE (14.6%)
   Conseco, Inc.                                                              8,200                328,000
   SunAmerica, Inc.                                                           4,800                226,800
   Torchmark Corporation                                                      3,800                249,375
                                                                                                  --------
                                                                                                   804,175
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MISCELLANEOUS MANUFACTURING (4.0%)
   Minnesota Mining and Manufacturing Company                                 2,400             $  220,200
                                                                                                ----------

   MULTI-LINE INSURANCE (0.2%)
   Travelers Group, inc.                                                        200                 10,975
                                                                                                ----------

   PAPER (2.4%)
   International Paper Company                                                2,700                129,600
                                                                                                ----------

   RETAIL (4.1%)
*  Costco Companies, Inc.                                                     6,700                226,125
                                                                                                ----------

   RETAIL STORES (3.8%)
   Dayton Hudson Corporation                                                  4,400                211,750
                                                                                                ----------

   RETAIL STORES - GENERAL MERCHANDISING (3.4%)
   Dollar General Corporation                                                 5,500                184,938
                                                                                                ----------

   RETAIL - JEWELRY (2.4%)
   Tiffany & Company                                                          2,800                129,850
                                                                                                ----------

   TELEPHONE & TELEGRAPH APPARATUS (4.6%)
*  Tellabs, Inc.                                                              5,000                251,250
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,698,451) (94.1%)                                                 5,163,450

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund
   (Cost $80,000) (1.5%)                                                     80,000                 80,000
                                                                                                ----------

   TOTAL INVESTMENTS (Cost $4,778,451) (95.6%)                                                   5,243,450

   Other assets, less liabilities (4.4%)                                                           246,483
                                                                                                ----------
   NET ASSETS (100%)                                                                            $5,489,933
                                                                                                ==========


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned at May 31, 1997 was $4,778,451, the aggregated gross unrealized appreciation for all investments was $522,884 and aggregate gross unrealized depreciation for all investments was $57,885.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                                 SHARES          (NOTE 1)
                                                                                 ------          --------
   AUSTRALIA (0.7%)
   Australian Hospital Care Ltd.                                                  49,000        $   82,014
                                                                                                ----------

   DENMARK (2.6%)
*  Carli Gray International                                                        1,400            83,981
   Novo Nordisk                                                                    2,200           235,853
                                                                                                ----------
                                                                                                   319,834
                                                                                                ----------

   FINLAND (2.4%)
   Oy Nokia AB                                                                     2,300           150,810
   TT Tieto OY                                                                     1,700           143,340
                                                                                                ----------
                                                                                                   294,150
                                                                                                ----------

   FRANCE (6.3%)
   Altran Technologies                                                               500           160,632
*  Carrefour                                                                         360           236,937
   Pinault - Printemps - Redoute                                                     225            94,556
   Sidel                                                                           2,800           196,926
   Sodexho Alliance                                                                  150            69,810
                                                                                                ----------
                                                                                                   758,861
                                                                                                ----------

   GERMANY (4.9%)
   Altana AG                                                                         150           138,545
   Bayerische Motoren Werke (BMW) AG                                                 200           163,980
   Fresenius AG Pfd.                                                                 722           159,820
   Porsche AG Pfd.                                                                   110           132,802
                                                                                                ----------
                                                                                                   595,147
                                                                                                ----------

   HONG KONG (11.8%)
   Hang Seng Bank Ltd.                                                            18,000           216,056
   Henderson Land Development Company Ltd.                                        24,000           233,867
   Hong Kong & China Gas Company                                                 182,496           317,978
   HSBC Holdings                                                                   8,436           255,868
*  New World Infrastructure Ltd.                                                  19,000            59,222
   Sun Hung Kai Properties Ltd.                                                   20,000           245,870
   Wing Hang Bank Ltd.                                                            21,600           102,870
                                                                                                ----------
                                                                                                 1,431,731
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   INDONESIA (0.7%)
*  PT Bank International Indonesia                                           61,156              $  50,230
   PT Gudang Garam                                                            8,000                 34,497
   PT Steady Safe                                                             1,467                  1,612
                                                                                                 ---------
                                                                                                    86,339
                                                                                                 ---------

   ITALY (1.6%)
   Bulgari SpA                                                                7,200                142,514
*  Telecom Italia Mobile SpA                                                 28,600                 50,198
                                                                                                 ---------
                                                                                                   192,712
                                                                                                 ---------

   MALAYSIA (6.3%)
*  Arab-Malaysian Merchant Bank Berhad                                       16,000                101,242
   Berjaya Sports Toto Berhad                                                26,000                121,060
   Commerce Asset Holding Berhad                                             20,000                 58,103
   DCB Holdings Berhad                                                       32,000                103,152
   Gamuda Berhad                                                             17,333                 62,081
   Malayan Banking Berhad                                                    20,000                210,920
   United Engineers (Malaysia) Ltd.                                          13,000                105,022
                                                                                                 ---------
                                                                                                   761,580
                                                                                                 ---------

   NETHERLANDS (5.5%)
   Elsevier NV                                                                6,000                101,621
   Koninklijke Ahold NV                                                       2,245                170,695
   Koninklijke Ahrend Groep NV                                                1,500                 94,976
   Nutricia Verenidge Bedrijven N.V.                                            600                 93,616
*  Ordina Beheer N.V.                                                         1,040                 78,153
   Wolters Kluwer NV                                                          1,012                121,881
                                                                                                 ---------
                                                                                                   660,942
                                                                                                 ---------

   NORWAY (4.4%)
   Kverneland ASA                                                             3,200                 94,471
*  Merkantildata                                                              8,500                168,487
*  Tandberg ASA                                                               3,300                 39,897
*  Tandberg Television ASA                                                   13,200                120,619
   Tomra Systems ASA                                                          5,000                114,574
                                                                                                 ---------
                                                                                                   538,048
                                                                                                 ---------

   PHILIPPINES (1.2%)
*  Belle Corporation                                                        200,000                 53,091
*  DMCI Holdings, Inc.                                                      143,000                 86,765
                                                                                                 ---------
                                                                                                   139,856
                                                                                                 ---------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   SINGAPORE (9.7%)
   City Developments Limited                                                  9,000             $   83,677
   DBS Land Limited                                                          36,000                125,830
   Development Bank of Singapore Limited                                     15,000                187,697
   Oversea-Chinese Banking Corporation Ltd.                                  15,000                186,648
   Overseas Union Bank Ltd.                                                  20,000                137,015
   Parkway Holdings Limited                                                  43,000                213,422
   United Overseas Bank Ltd.                                                 10,000                102,761
   Wing Tai Holdings Ltd.                                                    45,000                134,009
                                                                                                ----------
                                                                                                 1,171,059
                                                                                                ----------

   SPAIN (3.8%)
   Banco Intercontinental Espanol, SA                                           900                152,410
   Electricas Reunidas de Zaragoza, SA                                        2,800                105,693
*  Sol Melia, SA                                                              5,600                207,896
                                                                                                ----------
                                                                                                   465,999
                                                                                                ----------

   SWEDEN (3.7%)
   Autoliv AB                                                                 6,000                212,604
   Ericsson Telefonaktiebolaget                                               6,800                239,192
                                                                                                ----------
                                                                                                   451,796
                                                                                                ----------

   SWITZERLAND (7.5%)
   Nestle SA                                                                     70                 87,215
   Novartis AG Regular Shares                                                   190                258,247
   Novartis AG                                                                   30                 40,882
   Roche Holding AG                                                              30                267,167
*  Roche Holding AG Warrants 98 "Jubilee"                                         8                    561
   Zurich Versicherungs                                                         700                257,681
                                                                                                ----------
                                                                                                   911,753
                                                                                                ----------
   THAILAND (0.2%)
   Central Pattana Public Company Ltd.                                       10,000                 26,653
*  Thai Farmers Bank Public Company Ltd. (Warrants)                             500                    501
                                                                                                ----------
                                                                                                    27,154
                                                                                                ----------
   UNITED KINGDOM (12.0%)
   Compass Group plc                                                         12,700                141,752
   HSBC Holdings plc                                                         12,758                396,565
   J.D. Wetherspoon plc                                                       4,618                100,004
   Lloyds TSB Group plc                                                      13,000                130,825
   Logica plc                                                                 6,600                 93,571
   Misys plc                                                                  5,400                122,581
   Serco Group plc                                                            8,200                 92,735
   Standard Chartered plc                                                    10,476                166,121
   Zeneca Group plc                                                           7,000                212,652
                                                                                                ----------
                                                                                                 1,456,806
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                             SHARES/              VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   UNITED STATES (11.7%)
   Credicorp Ltd., ADR                                                        5,000            $   112,500
   Panamerican Beverages, Inc., ADR                                          10,000                290,000
   Santa Isabel, ADR                                                          5,200                151,450
*  State Bank of India, ADR                                                  15,000                379,650
   Telecomunicacoes Brasileiras SA, ADR                                       1,400                194,600
   Telefonica de Argentina SA, ADR                                            5,000                181,250
   Telefonica del Peru SA, ADR                                                4,500                114,188
                                                                                               -----------
                                                                                                 1,423,638
                                                                                               -----------

TOTAL COMMON STOCKS (Cost $10,050,524)(97.0%)                                                   11,769,419

MONEY MARKET MUTUAL FUNDS
U.S. Government Money Market Mutual Fund
(Cost $250,000)(2.1%)                                                       250,000                250,000
                                                                                               -----------

TOTAL INVESTMENTS (Cost $10,300,524) (99.1%)                                                    12,019,419

Other assets, less liabilities (0.9%)                                                              109,835
                                                                                               -----------
NET ASSETS (100%)                                                                              $12,129,254
                                                                                               ===========

INDUSTRY COMPOSITION

INDUSTRY                                                                 PERCENT
--------                                                                 -------
Auto/Truck Manufacturers                                                   2.4
Bio Tech & Med Devices                                                     2.5
Cellular Telephone                                                         0.4
Commercial Banks                                                          22.1
Computer Software                                                          3.6
Computers & Peripheral                                                     2.7
Construction & Engineering                                                 2.6
Consumer Service                                                           2.3
Drug & Health Care                                                        10.8
Electric Power Utilities                                                   0.9
Entertainment & Leisure                                                    1.4
Financial Services                                                         5.2
Food Processing                                                            3.2
Lodging & Restaurants                                                      3.7
Machinery                                                                  4.2
Public Utilities                                                           2.6
Publishing                                                                 1.8
Real Estate Development                                                    6.1
Real Estate Investment                                                     0.9
Retailing                                                                  8.7
Telecommunications                                                         8.6
Tobacco                                                                    0.3
                                                                          ----

Industry percent of net assets                                            97.0%
Money Market Mutual Funds                                                  2.1%
Other assets, less liabilities                                             0.9%
                                                                          ----
Percent of Net Assets                                                      100%
                                                                          ----


   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $10,300,524, the aggregate gross unrealized appreciation for all investments was $2,002,534 and aggregate gross unrealized depreciation for all investments was $283,576.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES             (NOTE 1)
                                                                             ------             --------
   ATHLETIC FOOTWEAR/APPAREL (2.7%)
   Nike, Inc.                                                                 1,500           $     85,500
                                                                                              ------------

   BANKS (3.4%)
   Wells Fargo & Company                                                        400                105,400
                                                                                              ------------

   BEVERAGES (9.5%)
   Anheuser-Busch Companies, Inc.                                             2,400                102,900
   Coca-Cola Company                                                          1,700                116,025
   PepsiCo, Inc.                                                              2,100                 77,175
                                                                                              ------------
                                                                                                   296,100
                                                                                              ------------

   COMPUTER SOFTWARE (4.0%)
*  Microsoft Corporation                                                      1,000                124,000
                                                                                              ------------

   COMPUTERS (4.4%)
   Hewlett-Packard Company                                                    1,000                 51,500
   International Business Machines Corporation                                1,000                 86,500
                                                                                              ------------
                                                                                                   138,000
                                                                                              ------------

   CONSUMER PRODUCTS (8.1%)
   Clorox Company                                                             1,000                126,250
   Gillette Company                                                           1,400                124,425
                                                                                              ------------
                                                                                                   250,675
                                                                                              ------------

   DRUGS (4.1%)
   Abbott Labs                                                                2,000                126,000
                                                                                              ------------

   ENTERTAINMENT (3.9%)
   The Walt Disney Company (Holding Co.)                                      1,500                122,813
                                                                                              ------------

   FINANCIAL/BUSINESS SERVICES (8.4%)
   American Express Company                                                   2,000                139,000
   Charles Schwab Corporation                                                 3,000                121,875
                                                                                              ------------
                                                                                                   260,875
                                                                                              ------------

   FOOD (13.3%)
   Campbell Soup Company                                                      2,800                128,800
   Hershey Foods Corporation                                                  2,200                123,475
   Quaker Oats Company                                                        1,500                 61,875
   Wrigley (WM) Jr. Company                                                   1,700                100,725
                                                                                              ------------
                                                                                                   414,875
                                                                                              ------------
   HEALTH (3.2%)
   Becton, Dickinson & Company                                                2,000                 98,500
                                                                                              ------------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MEDICAL SUPPLIES (6.5%)
   Kimberly-Clark Corporation                                                 2,000             $  100,250
   Pfizer, Inc.                                                               1,000                102,875
                                                                                                ----------
                                                                                                   203,125
                                                                                                ----------
   PHARMACEUTICALS (10.7%)
   Eli Lilly & Company                                                        1,000                 93,000
   Johnson & Johnson                                                          1,900                113,763
   Merck & Company, Inc.                                                      1,400                125,825
                                                                                                ----------
                                                                                                   332,588
                                                                                                ----------

   PHOTOGRAPHY (3.2%)
   Eastman Kodak Company                                                      1,200                 99,450
                                                                                                ----------

   PUBLISHING (3.9%)
   Gannett Company, Inc.                                                      1,300                120,250
                                                                                                ----------

   PUBLISHING - NEWSPAPERS (2.8%)
   New York Times Company Class A                                             1,900                 87,518
                                                                                                ----------

   SEMICONDUCTOR - RELATED DEVICE (4.9%)
   Intel Corporation                                                          1,000                151,500
                                                                                                ----------

TOTAL COMMON STOCKS (Cost $2,260,193)(97.0%)                                                     3,017,169

MONEY MARKET MUTUAL FUNDS
Vista U.S. Government Money Market Fund
(Cost $135,000) (4.4%)                                                      135,000                135,000
                                                                                                ----------

TOTAL INVESTMENTS (Cost $2,395,193) (101.4%)                                                     3,152,169

Liabilities, less other assets (-1.4%)                                                             (42,189)
                                                                                                ----------
NET ASSETS (100%)                                                                               $3,109,980
                                                                                                ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $2,395,193, the aggregate gross unrealized appreciation for all investments was $758,447 and aggregate gross unrealized depreciation for all investments was $1,471.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIR FREIGHT (2.3%)
   Circle International Group, Inc.                                           3,300               $ 91,575
                                                                                                  --------

   AUTO PARTS-ORIGINAL EQUIPMENT (5.7%)
*  Gentex Corporation                                                         4,600                 92,575
   Paccar, Inc.                                                               3,000                135,750
                                                                                                  --------
                                                                                                   228,325
                                                                                                  --------

   BEVERAGES (3.6%)
*  Robert Mondavi Corporation                                                 3,200                142,400
                                                                                                  --------

   BUSINESS EQUIPMENT/SERVICE (2.5%)
*  Greenwich Air Services, Inc.                                               3,500                101,500
                                                                                                  --------

   CLOTHING (3.3%)
*  Fruit of the Loom, Inc.                                                    3,800                132,525
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (2.5%)
*  Qualcomm, Inc.                                                             2,100                101,325
                                                                                                  --------

   COMPUTER MICROSYSTEMS (4.6%)
*  Dallas Semiconductor Corporation                                           4,800                185,400
                                                                                                  --------

   COMPUTER SOFTWARE (1.8%)
*  Imnet Systems, Inc.                                                        2,900                 72,500
                                                                                                  --------

   COMPUTERS - PERIPHERAL EQUIPMENT (4.3%)
*  American Power Conversion Corp.                                            3,500                 81,375
*  MicroTouch Systems, Inc.                                                   3,600                 90,900
                                                                                                  --------
                                                                                                   172,275
                                                                                                  --------

   HOSPITAL SUPPLIES (2.7%)
*  Advanced Technology Laboratories, Inc.                                     2,800                108,500
                                                                                                  --------

   HOUSEHOLD FURNISHINGS APPLIANCE (7.6%)
   Bush Industries, Inc.                                                      4,000                 90,000
   Herman Miller, Inc.                                                        6,000                214,500
                                                                                                  --------
                                                                                                   304,500
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   INSTRUMENTS - SCIENTIFIC (2.0%)
*  Water Corporation                                                          2,500               $ 80,625
                                                                                                  --------

   LIFE INSURANCE (6.0%)
   Protective Life Corporation                                                3,000                134,250
   Western National Corporation                                               4,000                104,500
                                                                                                  --------
                                                                                                   238,750
                                                                                                  --------

   NURSING HOMES (3.0%)
*  Genesis Health Ventures, Inc.                                              3,600                118,350
                                                                                                  --------

   OIL/GAS EQUIPMENT SERVICES (10.1%)
*  Nuevo Energy Company                                                       3,300                143,962
*  Rowan Companies, Inc.                                                      5,700                131,813
   Tidewater, Inc.                                                            3,050                128,481
                                                                                                  --------
                                                                                                   404,256
                                                                                                  --------

   POLLUTION CONTROL (4.9%)
*  Newpark Resources, Inc.                                                    3,770                197,925
                                                                                                  --------

   RESTAURANTS (2.9%)
*  Cracker Barrel Old Country Store, Inc.                                     4,000                116,000
                                                                                                  --------

   RETAIL (2.5%)
*  Stein Mart, Inc.                                                           3,300                 99,825
                                                                                                  --------

   RETAIL-SPECIALTY (4.8%)
*  AutoZone, Inc.                                                             4,500                105,188
   Pier 1 Imports, Inc.                                                       3,800                 85,025
                                                                                                  --------
                                                                                                   190,213
                                                                                                  --------

   RETAIL STORES-DRUGS (3.3%)
*  CVS Corporation                                                            2,800                134,050
                                                                                                  --------

   SEMICONDUCTOR RELATED DEVICE (2.2%)
*  Photronics, Inc.                                                           2,000                 89,250
                                                                                                  --------

   SPECIAL INDUSTRIAL MACHINERY (6.0%)
   Briggs & Stratton Corporation                                              2,200                113,575
   Pentair Industries, Inc.                                                   3,800                124,925
                                                                                                  --------
                                                                                                   238,500
                                                                                                  --------

   TRUCKERS (3.9%)
*  Swift Transportation Co., Inc.                                             4,800                154,800
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

                                                                                                VALUE
                                                                             UNITS             (NOTE 1)
                                                                             -----             --------
   TOTAL COMMON STOCKS (Cost $3,064,256) (92.5%)                                              $3,703,369
                                                                                              ----------

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  185,000              185,000
   Vista Treasury Plus Money Market Fund                                    115,000              115,000
                                                                                              ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $300,000) (7.5%)                                        300,000
                                                                                              ----------

   TOTAL INVESTMENTS (Cost $3,364,256) (100.0%)                                                4,003,369

   Liabilities, less other assets (0.0%)                                                          (1,234)
                                                                                              ----------
   NET ASSETS (100%)                                                                          $4,002,135
                                                                                              ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $3,364,256, the aggregate gross unrealized appreciation for all investments was $695,869 and aggregate gross unrealized depreciation for all investments was $56,756.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 1997



                                                                 RESERVE           RESERVE          RESERVE
                                                                BLUE CHIP        CONVERTIBLE       EMERGING
                                                               GROWTH FUND     SECURITIES FUND    GROWTH FUND
                                                               -----------     ---------------    -----------
ASSETS
Investment in securities, at value
(cost  $4,842,303, $18,806,195,
$5,140,070, respectively)                                       $5,344,337       $20,177,022       $6,116,356
Cash                                                                50,872            51,574           32,911
Receivable for investment securities sold                           77,263           379,631               --
Dividends receivable                                                 2,268            32,187              290
Interest receivable                                                     21           154,372               26
                                                                ----------       -----------       ----------
  Total assets                                                   5,474,761        20,794,786        6,149,583
                                                                ----------       -----------       ----------
LIABILITIES
Payable for investment securities purchased                             --           223,126          139,257
Payable for fund shares redeemed                                        77                56               60
Other payables and accrued expenses                                    824               344              560
                                                                ----------       -----------       ----------
  Total liabilities                                                    901           223,526          139,877
                                                                ----------       -----------       ----------
NET ASSETS                                                      $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========


NET ASSETS CONSIST OF (Note 1):
Capital stock (Par Value $.001 per share)                       $      354       $     1,857       $      387
Additional paid in capital                                       4,125,193        18,809,616        5,620,631
Accumulated net realized gain (loss) on investments                846,279           218,279         (587,598)
Undistributed net investment income                                     --           170,681               --
Net unrealized appreciation on investments                         502,034         1,370,827          976,286
                                                                ----------       -----------       ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)                     $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========
CLASS A:
Net Assets                                                      $5,428,285       $20,552,883       $5,788,730
                                                                ----------       -----------       ----------

Shares Outstanding                                                 351,099         1,855,482          373,020
                                                                ----------       -----------       ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                                 $    15.46       $     11.08       $    15.52
                                                                ==========       ===========       ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)                   $    16.19       $     11.60       $    16.25
                                                                ==========       ===========       ==========
CLASS D:
Net Assets                                                      $   45,575       $    18,377       $  220,976
                                                                ----------       -----------       ----------

Shares Outstanding                                                   2,976             1,662           14,383
                                                                ----------       -----------       ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                           $    15.31       $     11.06       $    15.36
                                                                ==========       ===========       ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE           RESERVE            RESERVE
                                                     INFORMED INVESTORS   INTERNATIONAL        LARGE-CAP
                                                         GROWTH FUND       EQUITY FUND         VALUE FUND
                                                         -----------       -----------         ----------
ASSETS
Investment in securities, at value
(cost  $4,778,451, $10,300,524,
$2,395,193, respectively)                                 $5,243,450       $12,019,419         $3,152,169
Cash                                                          12,377           134,287             38,202
Receivable for investment securities sold                    665,504            56,644                 --
Dividends receivable                                           4,758            10,529              3,517
Interest receivable                                               52                --                 --
                                                          ----------       -----------         ----------
      Total assets                                         5,926,141        12,220,879          3,193,888
                                                          ----------       -----------         ----------

LIABILITIES
Payable for investment securities purchased                  433,793            91,069             83,370
Payable for fund shares redeemed                               2,212                63                 73
Other payables and accrued expenses                              203               493                465
                                                          ----------       -----------         ----------
      Total liabilities                                      436,208            91,625             83,908
                                                          ----------       -----------         ----------
NET ASSETS                                                $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========


NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                 $      478       $       963         $      213
Additional paid in capital                                 4,610,691        10,754,431          2,331,412
Accumulated net realized gain (loss) on investments
   and foreign currency transactions                         413,765          (345,098)            21,379
Net unrealized appreciation on investments and
   foreign currency transactions                             464,999         1,718,958            756,976
                                                          ----------       -----------         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)               $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========
CLASS A:
Net Assets                                                $5,476,969       $12,098,843         $3,054,239
                                                          ----------       -----------         ----------

Shares Outstanding                                           477,196           960,665            209,015
                                                          ----------       -----------         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                           $    11.48       $     12.59         $    14.61
                                                          ==========       ===========         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)             $    12.02       $     13.18         $    15.30
                                                          ==========       ===========         ==========
CLASS D:
Net Assets                                                $   12,964       $    30,411         $   55,741
                                                          ----------       -----------         ----------

Shares Outstanding                                             1,141             2,436*             3,841
                                                          ----------       -----------         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                     $    11.36       $     12.49         $    14.51
                                                          ==========       ===========         ==========


* Calculated net asset value differs from actual net asset value due to rounding of fractional shares.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE
                                                           MID-CAP
                                                         GROWTH FUND
                                                         -----------
ASSETS
Investment in securities, at value
(cost$3,364,256)                                         $4,003,369
Cash                                                         36,124
Receivable for investment securities sold                   111,383
Receivable for fund shares sold                              14,811
Dividends receivable                                          2,270
Interest receivable                                              16
                                                         ----------
  Total assets                                            4,167,973
                                                         ----------
LIABILITIES
Payable for investment securities purchased                 162,868
Payable for fund shares redeemed                              2,970
                                                         ----------
  Total liabilities                                         165,838
                                                         ----------
NET ASSETS                                               $4,002,135
                                                         ==========
NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                $      304
Additional paid in capital                                3,301,497
Accumulated net realized gain on investments                 61,221
Net unrealized appreciation on investments                  639,113
                                                         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)              $4,002,135
                                                         ==========
CLASS A:
Net Assets                                               $2,174,053
                                                         ----------

Shares Outstanding                                          164,702
                                                         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                          $    13.20
                                                         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)            $    13.82
                                                         ==========
CLASS D:
Net Assets                                               $1,828,082
                                                         ----------

Shares Outstanding                                          139,681
                                                         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                    $    13.09
                                                         ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                            STATEMENTS OF OPERATIONS



                                                RESERVE            RESERVE           RESERVE             RESERVE
                                               BLUE CHIP         CONVERTIBLE         EMERGING       INFORMED INVESTORS
                                              GROWTH FUND      SECURITIES FUND     GROWTH FUND         GROWTH FUND
                                              -----------      ---------------     -----------         -----------
                                                              September 3, 1996
                                                              (commencement of
                                              Year Ended       operations) to       Year Ended          Year Ended
                                             May 31, 1997       May 31, 1997       May 31, 1997        May 31, 1997
                                             ------------       ------------       ------------        ------------

INVESTMENT INCOME
Dividends                                     $   32,176        $   249,907       $     3,372*        $    24,627
Interest                                             896            363,077             1,049              41,386
                                              ----------        -----------       -----------         -----------
    Total investment income                       33,072            612,984             4,421              66,013

EXPENSES
Comprehensive fee (Note 3)                        79,311            205,951            98,087              83,573
12b-1 Fee (Note 4)
    Class A                                       13,038             34,294            15,631              13,889
    Class D                                          723                124             2,868                 161
                                              ----------        -----------       -----------         -----------
Total expenses                                    93,072            240,369           116,586              97,623
                                              ----------        -----------       -----------         -----------
    Less fees waived                                  --            188,113                --                  --
                                              ----------        -----------       -----------         -----------
    Net expenses                                      --             52,256                --                  --
                                              ----------        -----------       -----------         -----------

NET INVESTMENT INCOME (LOSS)                     (60,000)           560,728          (112,165)            (31,610)
                                              ----------        -----------       -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities              5,655,127         16,158,164         1,743,151          11,725,713
Cost of securities sold                        4,678,455         15,933,090         2,320,269          10,472,385
                                              ----------        -----------       -----------         -----------
Net realized gain (loss) on
    investments (Note 1)                         976,672            225,074          (577,118)          1,253,328
Net unrealized appreciation
    (depreciation) on investments               (642,561)         1,370,827          (847,249)         (1,975,139)
                                              ----------        -----------       -----------         -----------
Net realized and unrealized gain (loss)
    on investments                               334,111          1,595,901        (1,424,367)           (721,811)
                                              ----------        -----------       -----------         -----------
Net increase (decrease) in net assets
    resulting from operations                 $  274,111        $ 2,156,629       $(1,536,532)        $  (753,421)
                                              ==========        ===========       ===========         ===========


* Includes foreign tax withholding of $114


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                     STATEMENTS OF OPERATIONS - (CONTINUED)



                                             RESERVE           RESERVE          RESERVE
                                          INTERNATIONAL       LARGE-CAP         MID-CAP
                                           EQUITY FUND       VALUE FUND       GROWTH FUND
                                           -----------       ----------       -----------
                                           Year Ended        Year Ended       Year Ended
                                          May 31, 1997      May 31, 1997     May 31, 1997
                                          ------------      ------------     ------------
INVESTMENT INCOME
Dividends                                  $   97,550*        $ 32,111        $   13,610
Interest                                          561              212               533
                                           ----------         --------        ----------
    Total investment income                    98,111           32,323            14,143

EXPENSES
Comprehensive fee (Note 3)                    145,974           33,940            49,028
12b-1 Fee (Note 4)
    Class A                                    20,754            5,613             3,404
    Class D                                       231              172            19,070
                                           ----------         --------        ----------
Total expenses                                166,959           39,725            71,502
                                           ----------         --------        ----------

NET INVESTMENT LOSS                           (68,848)          (7,402)          (57,359)
                                           ----------         --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities           3,956,864          383,913         3,034,153
Cost of securities sold                     4,229,994          362,534         2,889,407
                                           ----------         --------        ----------
Net realized gain (loss) on
    investments and foreign
    currency transactions (Note 1)           (273,130)          21,379           144,746
Net unrealized appreciation
    on investments and foreign
    currency transactions                   1,387,936          686,853           185,442
                                           ----------         --------        ----------
Net realized and unrealized gain
    on investments and foreign
    currency transactions                   1,114,806          708,232           330,188
                                           ----------         --------        ----------
Net increase in net assets resulting
    from operations                        $1,045,958         $700,830        $  272,829
                                           ==========         ========        ==========


* Includes foreign tax withholding of $14,966


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                                        RESERVE CONVERTIBLE
                                                     RESERVE BLUE CHIP GROWTH FUND        SECURITIES FUND
                                                     -----------------------------      -------------------
                                                                                        September 3, 1996
                                                                                         (commencement of
                                                      Year Ended       Year Ended          operations) to
                                                     May 31, 1997     May 31, 1996          May 31, 1997
                                                     ------------     ------------      -------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income gain (loss)                $   (60,000)       $  (34,916)          $    560,728
   Net realized gain (loss) from investments            976,672            (2,045)               225,074
   Net unrealized appreciation (depreciation)
      from investments                                 (642,561)          975,733              1,370,827
                                                    -----------        ----------           ------------
   Net increase in net assets
      resulting from operations                         274,111           938,772              2,156,629
                                                    -----------        ----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     --                --                 (6,791)
   Net realized gain on investments                     (68,349)         (164,889)              (390,051)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  1,176,349         2,757,098             20,601,861
   Reinvestment of distributions                         68,323           164,889                201,224
   Cost of shares redeemed                           (1,148,732)         (517,167)            (1,991,612)
                                                    -----------        ----------           ------------
   Net increase in net assets resulting
      from capital share transactions                    95,940         2,404,820             18,811,473
                                                    -----------        ----------           ------------
   Net increase in net assets                           301,702         3,178,703             20,571,260
NET ASSETS:
   Beginning of period                                5,172,158         1,993,455                      0
                                                    -----------        ----------           ------------
   End of period (including undistributed
      net investment income of $0, $0
      and $170,681, respectively)                   $ 5,473,860        $5,172,158           $ 20,571,260
                                                    ===========        ==========           ============

                                                                                               RESERVE INTERNATIONAL
                                                    RESERVE EMERGING GROWTH FUND                   EQUITY FUND
                                                    -----------------------------        -------------------------------
                                                                                                         July 13, 1996
                                                                                                        (commencement of
                                                     Year Ended       Year Ended          Year Ended     operations) to
                                                    May 31, 1997     May 31, 1996        May 31, 1997     May 31, 1996
                                                    -----------------------------        -------------------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                              $  (112,165)       $  (57,980)       $   (68,848)       $  (17,145)
   Net realized gain (loss) from investments
      and foreign currency transactions                (577,118)           80,546           (273,130)          (71,968)
   Net unrealized appreciation (depreciation)
      from investments and foreign
      currency transactions                            (847,249)        1,655,638          1,387,936           331,022
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                      (1,536,532)        1,678,204          1,045,958           241,909
                                                    -----------        ----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                          --           (93,899)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  2,187,444         4,281,980          8,057,063         3,465,234
   Reinvestment of distributions                             --            93,770                 --                --
   Cost of shares redeemed                           (1,540,646)         (301,485)          (558,291)         (122,619)
                                                    -----------        ----------        -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                   646,798         4,074,265          7,498,772         3,342,615
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets               (889,734)        5,658,570          8,544,730         3,584,524
NET ASSETS:
   Beginning of period                                6,899,440         1,240,870          3,584,524                 0
                                                    -----------        ----------        -----------        ----------
   End of period                                    $ 6,009,706        $6,899,440        $12,129,254        $3,584,524
                                                    ===========        ==========        ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)




                                                                                                          RESERVE
                                                                RESERVE INFORMED                         LARGE-CAP
                                                              INVESTORS GROWTH FUND                      VALUE FUND
                                                         --------------------------------      -------------------------------
                                                                                                               January 2, 1996
                                                                                                              (commencement of
                                                          Year Ended         Year Ended          Year Ended     operations) to
                                                         May 31, 1997       May 31, 1996        May 31, 1997     May 31, 1996
                                                         -------------------------------       -------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                                   $   (31,610)       $  (147,983)       $    (7,402)       $   (1,091)
   Net realized gain from investments                      1,253,328            850,186             21,379                --
   Net unrealized appreciation (depreciation)
      from investments                                    (1,975,139)         1,109,280            686,853            70,123
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                             (753,421)         1,811,483            700,830            69,032
                                                         -----------        -----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                         (525,939)          (795,337)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                       1,400,871          6,254,939          1,345,107         1,165,180
   Reinvestment of distributions                             395,531            790,060                 --                --
   Cost of shares redeemed                                (1,435,172)        (8,490,282)          (167,017)           (3,152)
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets resulting
      from capital share transactions                        361,230         (1,445,283)         1,178,090         1,162,028
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets                    (918,130)          (429,137)         1,878,920         1,231,060

NET ASSETS:
   Beginning of period                                     6,408,063          6,837,200          1,231,060                 0
                                                         -----------        -----------        -----------        ----------
   End of period                                         $ 5,489,933        $ 6,408,063        $ 3,109,980        $1,231,060
                                                         ===========        ===========        ===========        ==========


                                                          RESERVE MID-CAP
                                                            GROWTH FUND
                                                   -------------------------------
                                                    Year Ended         Year Ended
                                                   May 31, 1997       May 31, 1996
                                                   ------------       ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                             $   (57,359)       $  (32,656)
   Net realized gain (loss) from investments           144,746           (83,525)
   Net unrealized appreciation from
      investments                                      185,442           453,671
                                                   -----------        ----------
   Net increase in net assets
      resulting from operations                        272,829           337,490
                                                   -----------        ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                 3,118,364         2,345,759
   Cost of shares redeemed                          (1,928,613)         (143,694)
                                                   -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                1,189,751         2,202,065
                                                   -----------        ----------
   Net increase in net assets                        1,462,580         2,539,555

NET ASSETS:
   Beginning of period                               2,539,555                 0
                                                   -----------        ----------
   End of period                                   $ 4,002,135        $2,539,555
                                                   ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997



1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


      The Reserve Private Equity Series (the "Trust") consists of the following funds: Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series.


      The Trust offers both Class A and Class D shares of each Fund. Class A shares are sold with an initial sales charge and Class D shares are sold without an initial sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan.

      The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

      SECURITY VALUATION

      Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and federal income tax purposes.

      Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 1997 as follows:

      [See table below]

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





                                                       Increase (Decrease)
                                                       -------------------
                                                          Undistributed
                                                              Net            Accumulated
                                                           Investment          Realized
      Reserve Fund                          Capital          Income             Gain
      ------------                          -------          ------             ----
      Blue Chip Growth Fund                (112,615)         60,000           52,615
      Emerging Growth Fund                 (112,165)        112,165               --
      Informed Investors Growth Fund        (31,610)         31,610               --
      International Equity Fund             (68,848)         68,848               --
      Large-Cap Value Fund                   (7,402)          7,402               --
      Mid-Cap Growth Fund                   (57,359)         57,359               --

      These reclassifications had no effect on net investment income, net realized gain on investments, or net assets for the year ended May 31, 1997.

      FOREIGN CURRENCY TRANSLATION

      With respect to the Reserve International Equity Fund, assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Trust does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.


      FEDERAL INCOME TAXES

      It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains to its shareholders. Accordingly, no federal income tax provision is required.


      For federal income tax purposes, the following Funds indicated below had capital loss carryforwards at May 31, 1997, which are available to offset future realized capital gains, if any:



                                                Capital loss         Expiration
                                                carryforward            year
                                                ------------            ----
      Reserve Emerging Growth Fund                $161,015              2005
      Reserve International Equity Fund             71,968              2004
      Reserve International Equity Fund            178,347              2005

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997






2.    INVESTMENT ACTIVITY

      The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended May 31, 1997, were as follows:

                                            Aggregate         Aggregate
      Reserve Fund                          Purchases           Sales
      ------------                          ---------           -----
      Blue Chip Growth Fund                $ 5,425,272       $ 5,655,127
      Convertible Securities Fund           34,711,469        16,158,164
      Emerging Growth Fund                   2,264,488         1,743,151
      Informed Investors Growth Fund        11,386,974        11,725,713
      International Equity Fund             11,336,214         3,956,864
      Large-Cap Value Fund                   1,507,717           383,913
      Mid-Cap Growth Fund                    4,017,934         3,034,153

3.    INVESTMENT MANAGEMENT AGREEMENT

      Reserve Management Company, Inc. (RMCI), serves as the Funds' investment adviser and pays substantially all ordinary operating expenses of the Funds for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of each Fund except for the International Equity Fund for which it receives 1.75%. RMCI is currently waiving a portion of its comprehensive fee in the Reserve Convertible Securities Fund.

      For each Fund, RMCI has entered into an Investment Subadvisory Agreement (the "Subadvisory Agreement") with the Sub-Advisers. It is the responsibility of a Sub-Adviser to make the day-to-day investment decisions for the Funds and to place the purchase and sales orders for securities transactions, subject in all cases to the general supervision of RMCI. For services under each Subadvisory Agreement, RMCI pays a fee up to an annual rate equal to the percentages specified in the table below of the corresponding Funds' average net assets.

                                                                                       Sub-Adviser's
      Reserve Fund                               Portfolio Sub-Adviser                      Fee
      ------------                               ---------------------                 -------------
      Blue Chip Growth Fund                      Trainer, Wortham & Company, Inc.           0.75%
      Convertible Securities Fund                New Vernon Advisors, Inc.                  0.75%
      Emerging Growth Fund                       Roanoke Asset Management Corp.             0.75%
      Informed Investors Growth Fund             T. H. Fitzgerald & Company                 0.75%
      International Equity Fund                  Pinnacle Associates Limited                0.875%
      Large-Cap Value Fund                       Siphron Capital Management                 0.75%
      Mid-Cap Growth Fund                        Southern Capital Advisors                  0.75%


      Trainer, Wortham & Company, Inc. owns 24% of the outstanding shares of the Reserve Blue Chip Growth Fund at May 31, 1997.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





      As of May 31, 1997, RMCI and affiliated persons owned 7%, 13%, 5%, 11%, 20%, and 25% of the Reserve Blue Chip Growth Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund, respectively. Taconic Petroleum Corp. owns 24% of Reserve Large-Cap Value Fund. Christopher E. Vroom owns 7% of the Reserve Emerging Growth Fund.



4.    DISTRIBUTION ASSISTANCE

      Pursuant to a Distribution Plan under Rule 12b-1, the Funds will make payments to Resrv Partners, Inc. (RPI), the Funds' distributor of .25% per annum for Class A shares and 1.00% per annum for Class D shares of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. For the year ended May 31, 1997, the Funds paid distribution expenses to RPI as follows:

      Reserve Fund                         Class A       Class D
      ------------                         -------       -------
      Blue Chip Growth Fund                $13,038       $   723
      Convertible Securities Fund*             283            14
      Emerging Growth Fund                  15,631         2,868
      Informed Investors Growth Fund        13,889           161
      International Equity Fund             20,754           231
      Large-Cap Value Fund                   5,613           172
      Mid-Cap Growth Fund                    3,404        19,070

   * RMCI waived 12b-1 fees of $34,011 and $110, for Reserve Convertible Securities Fund Class A and Class D, respectively, for the period September 3, 1996 (commencement of operations) to May 31, 1997.


5.    CAPITAL SHARE TRANSACTIONS

      Transactions in capital stock of each Fund for the period ended May 31, 1997, were as follows:

    RESERVE BLUE CHIP GROWTH FUND                          CLASS A                            CLASS D
    -----------------------------               --------------------------------      ------------------------
                                                          Year Ended                       Year Ended
                                                          May 31, 1997                     May 31, 1997
                                                --------------------------------      ------------------------
                                                 Shares                Amount         Shares           Amount
                                                -------             -----------       ------          --------
         Sold                                    76,231             $ 1,119,812        3,957          $ 56,537
         Reinvested                               4,875                  67,171           84             1,152
         Redeemed                               (74,089)             (1,092,588)      (3,930)          (56,144)
                                                -------             -----------       ------          --------
         Net increase                             7,017             $    94,395          111          $  1,545
                                                =======             ===========       ======          ========

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997




RESERVE CONVERTIBLE SECURITIES FUND                    CLASS A                                 CLASS D
-----------------------------------          -------------------------------       -------------------------------
                                                   September 3, 1996                       September 3, 1996
                                             (commencement of operations) to       (commencement of operations) to
                                                     May 31, 1997                             May 31, 1997
                                             -------------------------------       --------------------------------
                                               Shares             Amount           Shares                   Amount
                                             ----------        -----------         ------                  --------
        Sold                                  2,026,485        $20,572,892          2,814                  $ 28,969
        Reinvested                               19,551            201,111             11                       113
        Redeemed                               (190,554)        (1,979,449)        (1,163)                  (12,163)
                                              ---------        -----------         ------                  --------
        Net increase                          1,855,482        $18,794,554          1,662                  $ 16,919
                                              =========        ===========         ======                  ========

RESERVE EMERGING GROWTH FUND                              CLASS A                             CLASS D
---------------------------------             -------------------------------       ----------------------------
                                                        Year Ended                            Year Ended
                                                       May 31, 1997                          May 31, 1997
                                              -------------------------------       ----------------------------
                                              Shares                 Amount         Shares              Amount
                                              -------             -----------       ------             ---------
        Sold                                  117,069             $ 1,999,906       10,982             $ 187,538
        Redeemed                              (84,292)             (1,389,829)      (9,047)             (150,817)
                                              -------             -----------       ------             ---------
        Net increase                           32,777             $   610,077        1,935             $  36,721
                                              =======             ===========       ======             =========


RESERVE INFORMED INVESTORS GROWTH FUND                                CLASS A                                      CLASS D
--------------------------------------                   --------------------------------                -----------------------
                                                                    Year Ended                                    Year Ended
                                                                   May 31, 1997                                  May 31, 1997
                                                         --------------------------------                -----------------------
                                                          Shares                 Amount                  Shares           Amount
                                                         --------              ----------                ------           ------
        Sold                                              116,034             $ 1,389,343                  911            $11,528
        Reinvested                                         37,456                 395,531                   --              --
        Redeemed                                         (121,475)             (1,425,528)                (814)            (9,644)
                                                         --------              ----------                 ----            -------
        Net increase                                       32,015             $   359,346                   97            $ 1,884
                                                         ========              ==========                 ====            =======


RESERVE INTERNATIONAL EQUITY FUND                    CLASS A                                       CLASS D
---------------------------------          ---------------------------                  ---------------------------
                                                    Year Ended                                  Year Ended
                                                   May 31, 1997                                May 31, 1997
                                           ---------------------------                  ---------------------------
                                            Shares            Amount                    Shares              Amount
                                           -------          ----------                  ------              -------
        Sold                               689,779          $8,029,446                  2,446               $27,617
        Redeemed                           (47,041)           (551,604)                  (562)               (6,687)
                                           -------          ----------                  -----               -------
        Net increase                       642,738          $7,477,842                  1,884               $20,930
                                           =======          ==========                  =====               =======

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE LARGE-CAP VALUE FUND                     CLASS A                               CLASS D
-----------------------------            -------------------------             ----------------------
                                                Year Ended                           Year Ended
                                               May 31, 1997                          May 31, 1997
                                         -------------------------             ----------------------
                                          Shares          Amount               Shares         Amount
                                         -------        ----------             ------        --------
Sold                                     108,518        $1,276,605              5,080        $ 68,502
Redeemed                                 (11,940)         (151,013)            (1,239)        (16,004)
                                         -------        ----------             ------        --------
Net increase                              96,578        $1,125,592              3,841        $ 52,498
                                         =======        ==========             ======        ========

RESERVE MID-CAP GROWTH FUND                   CLASS A                              CLASS D
---------------------------           -------------------------           ---------------------------
                                            Year Ended                            Year Ended
                                           May 31, 1997                          May 31, 1997
                                      -------------------------           ---------------------------
                                      Shares           Amount               Shares           Amount
                                      -------        ----------           --------        -----------
Sold                                  198,244        $2,390,365             58,332        $   727,999
Redeemed                              (44,223)         (530,105)          (114,850)        (1,398,508)
                                      -------        ----------           --------        -----------
Net increase                          154,021         1,860,260            (56,518)       $  (670,509)
                                      =======        ==========           ========        ===========


Transactions in capital stock of each Fund for the period ended May 31, 1996, were as follows:

RESERVE BLUE CHIP GROWTH FUND                  CLASS A                             CLASS D
-----------------------------          -------------------------             --------------------
                                                                              February 13, 1996
                                                                               (commencement
                                              Year Ended                      of operations) to
                                             May 31, 1996                        May 31, 1996
                                       -------------------------             --------------------
                                        Shares          Amount               Shares       Amount
                                       -------        ----------             ------       -------
Sold                                   203,145        $2,716,393              2,865       $40,705
Reinvested                              12,752           164,889                 --            --
Redeemed                               (37,574)         (517,167)                --            --
                                       -------        ----------              -----       -------
Net increase                           178,323        $2,364,115              2,865       $40,705
                                       =======        ==========              =====       =======


RESERVE EMERGING GROWTH FUND                           CLASS A                          CLASS D
----------------------------                  -------------------------           ---------------------
                                                                                    February 26, 1996
                                                                                     (commencement
                                                     Year Ended                     of operations) to
                                                    May 31, 1996                      May 31, 1996
                                              -------------------------           ---------------------
                                              Shares           Amount             Shares        Amount
                                              -------        ----------           ------       --------
Sold                                          251,367        $4,052,411           12,448       $229,569
Reinvested                                      5,916            93,770               --             --
Redeemed                                      (18,653)         (301,485)              --             --
                                              -------        ----------           ------       --------
Net increase                                  238,630        $3,844,696           12,448       $229,569
                                              =======        ==========           ======       ========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND                          CLASS A                                CLASS D
--------------------------------------                 ---------------------------             ----------------------
                                                                                                  February 13, 1996
                                                                                                   (commencement
                                                                Year Ended                        of operations) to
                                                               May 31, 1996                         May 31, 1996
                                                       ---------------------------             ----------------------

                                                        Shares            Amount               Shares         Amount
                                                       --------        -----------             ------        --------
Sold                                                    458,428        $ 6,230,788              1,953        $ 24,151
Reinvested                                               56,312            790,060                 --              --
Redeemed                                               (639,631)        (8,479,206)              (909)        (11,076)
                                                       --------        -----------              -----        --------
Net increase                                           (124,891)       $(1,458,358)             1,044        $ 13,075
                                                       ========        ===========              =====        ========


RESERVE INTERNATIONAL EQUITY FUND                 CLASS A                            CLASS D
---------------------------------        --------------------------             ------------------
                                                July 13, 1995                    March 11, 1996
                                                (commencement                    (commencement
                                              of operations) to                 of operations) to
                                                May 31, 1996                      May 31, 1996
                                         --------------------------             ------------------
                                          Shares          Amount                Shares      Amount
                                         -------        ----------              ------      ------
Sold                                     329,964        $3,459,234                552       $6,000
Redeemed                                 (12,037)         (122,619)                --           --
                                         -------        ----------                ---       ------
Net increase                             317,927        $3,336,615                552       $6,000
                                         =======        ==========                ===       ======

RESERVE LARGE-CAP VALUE FUND                     CLASS A
----------------------------             ------------------------
                                              January 2, 1996
                                              (commencement
                                             of operations) to
                                                May 31, 1996
                                         -------------------------
                                         Shares           Amount
                                         -------        ----------
Sold                                     112,729        $1,165,180
Redeemed                                    (292)           (3,152)
                                         -------        ----------
Net increase                             112,437        $1,162,028
                                         =======        ==========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND                    CLASS A                           CLASS D
---------------------------            -----------------------           -------------------------
                                           March 13, 1996
                                            (Commencement
                                          of operations) to                   Year Ended
                                            May 31, 1996                     May 31, 1996
                                       -----------------------           -------------------------
                                       Shares         Amount             Shares           Amount
                                       ------        --------            -------        ----------
Sold                                   11,491        $139,077            207,997        $2,206,682
Redeemed                                 (810)        (10,000)           (11,798)         (133,694)
                                       ------        --------            -------        ----------
Net increase                           10,681        $129,077            196,199        $2,072,988
                                       ======        ========            =======        ==========


6.    MANAGEMENT'S USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



7.   FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

RESERVE BLUE CHIP GROWTH FUND                                  CLASS A                                          CLASS D
-----------------------------               -------------------------------------------------     ---------------------------------
                                                                             October 28, 1994                     February 13, 1996
                                                                             (commencement of                     (commencement of
                                             Year Ended       Year Ended      operations) to       Year Ended      operations) to
                                            May 31, 1997     May 31, 1996      May 31, 1995       May 31, 1997      May 31, 1996
                                            ------------     ------------    ----------------     ------------    -----------------
NET ASSET VALUE, beginning of period           $ 14.91           $12.03           $10.00           $ 14.88              $13.49
                                               -------           ------           ------           -------              ------
Income from investment operations
  Net investment loss                            (0.17)            (.10)            (.03)            (0.46)               (.04)
  Net realized and unrealized gain                0.91             3.62             2.06              1.08                1.43
                                               -------           ------           ------           -------              ------
Total from investment operations                  0.74             3.52             2.03              0.62                1.39
Less distribution from net realized gain          (.19)            (.64)              --              (.19)                 --
                                               -------           ------           ------           -------              ------
NET ASSET VALUE, end of period                 $ 15.46           $14.91           $12.03           $ 15.31              $14.88
                                               =======           ======           ======           =======              ======

Total Return                                      5.12 %          30.10 %          20.30%(2)          4.32 %             10.30 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $ 5,428           $5,130           $1,993           $    46              $   43
Ratio of expenses to average net assets
  before waiver                                   1.75 %           1.75 %           1.75%(1)          2.50 %               2.50 %(1)
Ratio of expenses to average net assets,
  net of waiver                                   1.75 %           1.75 %           1.73%(1)          2.50 %               2.50 %(1)
Ratio of net investment loss to
  average net assets, before waiver              (1.13)%          (0.94)%          (0.72)%(1)        (1.90)%              (1.70)%(1)
Ratio of net investment loss to average
  net assets, net of waiver                      (1.13)%          (0.94)%          (0.70)%(1)        (1.90)%              (1.70)%(1)
Portfolio turnover rate                            109 %             72 %             68 %             109 %                 72 %
Average commission per share on
  portfolio transactions                       $0.0419           $ 0.06              N/A           $0.0419              $ 0.06


RESERVE CONVERTIBLE SECURITIES FUND                              CLASS A                 CLASS D
-----------------------------------                         -----------------       -----------------
                                                            September 3, 1996       September 3, 1996
                                                            (commencement of        (commencement of
                                                             operations) to          operations) to
                                                              May 31, 1997            May 31, 1997
                                                            -----------------       -----------------
NET ASSET VALUE, beginning of period                             $ 10.00                $ 10.00
                                                                 -------                -------
Income from investment operations
  Net investment income                                             0.34                   0.33
  Net realized and unrealized gain (loss)                           0.99                   0.98
                                                                 -------                -------
Total from investment operations                                    1.33                   1.31
Less distribution from net investment
  income and realized gain                                          (.25)                  (.25)
                                                                 -------                -------
NET ASSET VALUE, end of period                                   $ 11.08                $ 11.06
                                                                 =======                =======

Total Return                                                       13.53 %(2)             13.33 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period                           $20,553               $     18
Ratio of expenses to average net assets before waiver               2.36 %(1)              3.37 %(1)
Ratio of expenses to average net assets, net of waiver              0.52 %(1)              0.83 %(1)
Ratio of net investment income to average
  net assets, before waiver                                         3.67 %(1)              2.57 %(1)
Ratio of net investment income to average net assets,
  net of waiver                                                     5.52 %(1)              5.12 %(1)
Portfolio turnover rate                                              113 %                  113 %
Average commission per share on
  portfolio transactions                                         $0.0564               $ 0.0564

----------------------------
(1)  Annualized
(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997

RESERVE EMERGING GROWTH FUND                                   CLASS A                                         CLASS D
----------------------------                  -----------------------------------------------    ---------------------------------
                                                                            November 14, 1994                    February 26, 1996
                                                                            (commencement of                     (commencement of
                                               Year Ended     Year Ended     operations) to       Year Ended      operations) to
                                              May 31, 1997   May 31, 1996     May 31, 1995       May 31, 1997      May 31, 1996
                                              ------------   ------------   -----------------    ------------    -----------------

NET ASSET VALUE, beginning of period            $ 19.56        $12.21            $10.00            $ 19.52            $16.88
                                                -------        ------            ------            -------            ------
Income from investment operations
  Net investment loss                             (0.28)         (.17)             (.09)             (0.49)             (.04)
  Net realized and unrealized gain (loss)         (3.76)         8.05              2.30              (3.67)             2.68
                                                -------        ------            ------            -------            ------
Total from investment operations                  (4.04)         7.88              2.21              (4.16)             2.64
Less distribution from net realized gain             --          (.53)               --                 --                --
                                                -------        ------            ------            -------            ------
NET ASSET VALUE, end of period                  $ 15.52        $19.56            $12.21            $ 15.36            $19.52
                                                =======        ======            ======            =======            ======

Total Return                                     (20.65)%       65.55 %           22.10 %(2)        (21.31)%           15.64%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period          $ 5,789        $6,657            $1,241            $   221            $  243
Ratio of expenses to average net assets            1.75 %        1.75 %            1.75 %(1)          2.50 %             2.50%(1)
Ratio of net investment loss to
  average net assets                              (1.69)%       (1.70)%           (1.62)%(1)         (2.45)%          (2.48)%(1)

Portfolio turnover rate                              28 %          38 %              43 %               28 %               38%
Average commission per share on
  portfolio transactions                        $0.0048        $ 0.01               N/A            $0.0048            $ 0.01

RESERVE INFORMED INVESTORS GROWTH FUND                        CLASS A                                          CLASS D
--------------------------------------       ------------------------------------------------       --------------------------------
                                                                            December 28, 1994                         March 22, 1996
                                                                            (commencement of                        (commencement of
                                              Year Ended    Year Ended       operations) to           Year Ended     operations) to
                                             May 31, 1997  May 31, 1996       May 31, 1995           May 31, 1997     May 31, 1996
                                             ------------  ------------     -----------------        ------------    ---------------
NET ASSET VALUE, beginning of period           $ 14.36         $11.99            $10.00                $ 14.33         $12.29
                                               -------         ------            ------                -------         ------
Income from investment operations
       Net investment loss                       (0.07)         (0.33)             (.07)                 (0.18)          (.06)
       Net realized and unrealized gain          (1.66)          3.87              2.06                  (1.64)          2.10
                                               -------         ------            ------                -------         ------
Total from investment operations                 (1.73)          3.54              1.99                  (1.82)          2.04
Less distribution from net realized gain         (1.15)         (1.17)               --                  (1.15)            --
                                               -------         ------            ------                -------         ------
NET ASSET VALUE, end of period                 $ 11.48         $14.36            $11.99                $ 11.36         $14.33
                                               =======         ======            ======                =======         ======

Total Return                                    (11.35)%        29.75 %           19.90 %(2)            (12.04)%        16.60 %(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period         $ 5,477         $6,393            $6,837                $    13         $   15
Ratio of expenses to average net assets           1.75 %         1.75 %            1.75 %(1)              2.50 %         2.50 %(1)
Ratio of net investment loss to
  average net assets                             (0.57)%        (1.57)%           (1.62)%(1)             (1.26)%        (2.32)%(1)

Portfolio turnover rate                            255 %          132 %              59 %                  255 %          132 %
Average commission per share on
  portfolio transactions                       $0.0612         $ 0.05               N/A                $0.0612         $ 0.05


----------------------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE INTERNATIONAL EQUITY FUND                             CLASS A                                      CLASS D
---------------------------------              --------------------------------------       --------------------------------------
                                                                      July 13, 1995                               March 11, 1996
                                                                    (commencement of                             (commencement of
                                                Year Ended           operations) to          Year Ended           operations) to
                                               May 31, 1997           May 31, 1996          May 31, 1997           May 31, 1996
                                               --------------------------------------       --------------------------------------
NET ASSET VALUE, beginning of period           $      11.26         $      10.00            $      11.25         $      10.79
                                               ------------         ------------            ------------         ------------
Income from investment operations
  Net investment loss                                 (0.07)                (.05)                  (0.15)                (.01)
  Net realized and unrealized gain                     1.40                 1.31                    1.39                  .47
                                               ------------         ------------            ------------         ------------
Total from investment operations                       1.33                 1.26                    1.24                  .46
                                               ------------         ------------            ------------         ------------
NET ASSET VALUE, end of period                 $      12.59         $      11.26            $      12.49         $      11.25
                                               ============         ============            ============         ============

Total Return                                          11.81%               12.60%(2)               11.02%                4.26%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $     12,099         $      3,578            $         30         $          6
Ratio of expenses to average net assets
  before waiver                                        2.00%                2.00%(1)                2.75%                2.75%(1)
Ratio of expenses to average net assets,
  net of waiver                                        2.00%                1.99%(1)                2.75%                2.75%(1)
Ratio of net investment loss to average
  net assets before waiver                             0.82%               (0.92)%(1)               1.63%               (0.70)%(1)
Ratio of net investment loss to average
  net assets net of waiver                             0.82%               (0.91)%(1)               1.63%               (0.70)%(1)
Portfolio turnover rate                                  52%                  70%                     52%                  70%
Average commission per share on
  portfolio transactions                       $     0.0273         $       0.02            $     0.0273         $       0.02


RESERVE LARGE-CAP VALUE FUND                                CLASS A                          CLASS D
----------------------------                  ------------------------------------       ----------------
                                                                   January 2, 1996
                                                                  (commencement of
                                               Year Ended          operations) to           Year Ended
                                              May 31, 1997          May 31, 1996           May 31, 1997
                                              ------------------------------------       ----------------
NET ASSET VALUE, beginning of period          $     10.95         $     10.00            $     10.95
                                              -----------         -----------            ===========
Income from investment operations
  Net investment loss                               (0.03)              (0.01)                 (0.05)
  Net realized and unrealized gain                   3.69                0.96                   3.61
                                              -----------         -----------            -----------
Total from investment operations                     3.66                0.95                   3.56
                                              -----------         -----------            -----------
NET ASSET VALUE, end of period                $     14.61         $     10.95            $     14.51
                                              ===========         ===========            ===========

Total Return                                        33.42%               9.50%(2)              32.51%(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     3,054         $     1,231            $        56
Ratio of expenses to average net assets              1.75%               1.75%(1)               2.50%
Ratio of net investment loss to average
  net assets                                        (0.32)%             (0.32)%(1)             (1.07)%

Portfolio turnover rate                                18%                  0 %                   18%
Average commission per share on
  portfolio transactions                      $    0.0684         $      0.08            $    0.0684

----------------------------
(1)  Annualized

(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND                                  CLASS A                                  CLASS D
---------------------------                   ------------------------------------       ----------------------------------
                                                                   March 13, 1996
                                                                  (commencement of
                                               Year Ended          operations) to         Year Ended          Year Ended
                                              May 31, 1997          May 31, 1996         May 31, 1997        May 31, 1996
                                              ------------------------------------       ----------------------------------
NET ASSET VALUE, beginning of period          $     12.29         $     10.94            $     12.27         $     10.00
                                              -----------         -----------            -----------         -----------
Income from investment operations
  Net investment loss                               (0.11)               (.01)                 (0.28)              (0.17)
  Net realized and unrealized gain                   1.02                1.36                   1.10                2.44
                                              -----------         -----------            -----------         -----------
Total from investment operations                     0.91                1.35                   0.82                2.27
                                              -----------         -----------            -----------         -----------
NET ASSET VALUE, end of period                $     13.20         $     12.29            $     13.09         $     12.27
                                              ===========         ===========            ===========         ===========

Total Return                                         7.40%              12.34%(2)               6.68%              22.70%

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     2,174         $       131            $     1,828         $     2,408
Ratio of expenses to average net assets              1.75%               1.74%(1)               2.50%               2.49%
Ratio of net investment loss to average
  net assets                                        (1.31)%             (0.97)%(1)             (2.08)%             (2.00)%

Portfolio turnover rate                               102%                 85%                   102%                 85%
Average commission per share on
  portfolio transactions                      $    0.0545         $      0.04            $    0.0545         $      0.04


----------------------------

    (1)  Annualized

    (2) Total return is not annualized, and does not reflect impact of sales load.

                          RESERVE PRIVATE EQUITY SERIES
                           RESERVE MID-CAP GROWTH FUND
                    810 SEVENTH AVENUE, NEW YORK, N.Y. 10019
                                 (800) 637-1700
                                 ---------------
                       STATEMENT OF ADDITIONAL INFORMATION

        This Statement of Additional Information describes Reserve Private Equity Series ("Trust") and the Reserve Mid-Cap Growth Fund ("Mid-Cap Growth" Fund or "Fund"). This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained (without charge) from Reserve Private Equity Series. This Statement is dated October 1, 1997.

                                TABLE OF CONTENTS


                                                                       Page
                                                                       ----
            Investment Policies                                          2
            Other Policies                                               3
            Trustees and Officers of the Trust                           4
            Investment Management and Other Agreements                   6
            Portfolio Turnover, Transaction Charges and
                  Allocation                                             8
            Shares of Beneficial Interest                                8
            Purchase, Redemption and Pricing of Shares                   9
            Distributions and Taxes                                     10
            Performance Information                                     11
            Additional Information                                      12
            Report of Independent Accountants                           14
            Financial Statements                        `               15

                               INVESTMENT POLICIES

      The Fund has adopted as fundamental policies the following limitations on its investment activities. These fundamental policies may not be changed without a majority vote of the Fund shareholders, as defined in the Investment Company Act of 1940. The Mid-Cap Growth Fund may not:

(1) borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount not to exceed 33 1/3% of the market value of its assets; (2) issue senior securities as defined in the Investment Company Act of 1940 except that the Fund may borrow money in accordance with limitation (1);
(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws; (4) invest 25% or more of the value of its total assets in the securities of issuers in any particular industry; (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts except the Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts; (6) invest in voting securities or in companies for the purpose of exercising control; and (7) purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

      The Fund has reserved the right to purchase and write interest rate futures contracts, and put and call options on interest rate futures contracts. The Fund does not intend to use these techniques for the foreseeable future and that shareholders will be given notice should the Fund determine that they will be used.

      In addition to the fundamental investment policies listed above, the Fund has voluntarily adopted certain policies that may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders. In accordance with such policies and restrictions the Fund cannot:

      (1) purchase from or sell investment securities to any of the officers or Trustees of the Trust, its investment Adviser, its investment Sub-Adviser, its principal underwriter or the officers, principals or directors of its investment Adviser, investment Sub-Adviser or principal underwriter; and (2) purchase or retain securities of an issuer any of whose officers, directors, trustees or securityholders is an officer or Trustee of the Trust or a member, officer, director or trustee of the investment Adviser or Sub-Adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one % (1/2 of 1%) of the securities (taken at market value) of such issuer and such individuals owning more than one-half of one % (1/2 of 1%) of such securities together beneficially own more than 5% of such securities or both.


      As a non-diversified company, the Fund is permitted to invest all of its assets in a limited number of issuers. However, it intends to comply with Subchapter M of the Internal Revenue Code in order to qualify as a regulated investment company for federal income tax purposes. To so qualify, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the value of its total assets is represented by cash, cash items, securities issued by the U.S. Government or its agencies or instrumentalities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than the U.S. Government or its agencies or instrumentalities or regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. In the event of a decline in the market value of the securities of one or more such issuers exceeding 5%, an investment in the Fund could entail greater risk than in a fund which has a policy of diversification.

                                 OTHER POLICIES

LENDING OF SECURITIES. The Fund may, to increase its income, lend its securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the United States Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more negotiated loan fees, interest on securities used as collateral or interest on short term debt securities purchased with such collateral, either of which type of interest may be shared with the borrower. The Fund may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements including the rules of The New York Stock Exchange, which require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. While voting rights may pass with the loaned securities, if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Sub-Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 for which there is a readily available market will not be deemed to be illiquid if they meet guidelines established by the Board of Trustees. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of potential purchasers;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

DEFENSIVE POSITION. For temporary defensive purposes, the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such circumstances, the Fund will increase its position in debt securities, which may include short-term U.S. Government securities and U.S. dollar- or foreign currency-denominated short-term indebtedness, cash equivalents and fixed-income securities issued or guaranteed by governmental entities, or by companies or supranational organizations (e.g., International Bank for Reconstruction and Development and the European community) rated AA or better by Standard & Poor's Corporation, or Aa or better by Moody's Investor Service, Inc.; or if not so rated, of equivalent investment quality as determined by the Adviser. Apart from periods of defensive investment, the Fund may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in U.S. dollar-denominated money-market instruments.

                       TRUSTEES AND OFFICERS OF THE TRUST

      +BRUCE R. BENT, President, Treasurer and Trustee, 810 Seventh Avenue, New York, New York 10019.

      Mr. Bent is President, Treasurer, and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET") and Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity Series ("RPES"), Director, Vice President and Secretary of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation, and Chairman and Director of Resrv Partners, Inc. Before 1968, he was associated with Stone & Webster Securities Corp., and previously, Teachers Insurance and Annuity Association.

      EDWIN EHLERT, JR., Trustee, 125 Elm Street, Westfield, New Jersey 07091.

      Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency formerly called Travelong of Westfield, Inc.) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RNYTET, RTET and RPES.

      HENRI W. EMMET, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

      Mr. Emmet retired as the Managing Director of Servus Associates, Inc., and U.S.A. Representative of the First National Bank of Southern Africa in 1996. He is currently Trustee of RF, RIT, RNYTET, RTET and RPES. Until 1989, he was Senior Vice President of the New York branch of Banque Nationale de Paris.

      +*DONALD J. HARRINGTON, C.M., Trustee, St. John's University, Jamaica, New York 11439.


      The Reverend Harrington is President of St. John's University (NY) and a Trustee of RF, RIT, RNYTET, RTET and RPES. The Reverend Harrington served as President of Niagara University from 1984 to 1989 and was Executive Vice President of Niagara University from 1981 to 1984. The Reverend Harrington also served as Director of the Bear Stearns Companies Inc. since 1993.

      MICHELLE L. NEUFELD, Counsel and Secretary, 810 Seventh Avenue, New York, NY 10019.


      Ms. Neufeld is Counsel and Secretary of RF, RIT, RTET, RNYTET and RPES. Before joining The Reserve Funds in 1997, Ms. Neufeld was a staff attorney at NASD Regolution, Inc..


      PAT A. COLLETTI, Controller, 810 Seventh Avenue, New York, New York 10019.

      Mr. Colletti is Controller of RF, RIT, RTET, RNYTET and RPES. Prior to joining The Reserve Funds in 1985, Mr. Colletti was Supervisor of Accounting of Money Market Funds for the Dreyfus Corporation.

---------------
+Interested Trustee within the meaning of the Investment Company Act of 1940. *Father Harrington is a member of the Board of Directors of Bear, Stearns & Co.,
 Inc.

      Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

                              COMPENSATION TABLE


                           AGGREGATE               TOTAL COMPENSATION
                          COMPENSATION         FROM FUND AND FUND COMPLEX
  NAME OF TRUSTEE          FROM FUNDS*   (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE*
 ------------------------------------------------------------------------------
 Edwin Ehlert, Jr.             $120.09                $30,500
 Henri W. Emmet                $133.87                $34,000
 Rev. Donald J. Harrington     $118.11                $ 3,000


Amounts shown are for the Fund's fiscal year ending May 31, 1997.

                   INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

      The Adviser. Reserve Management Company, Inc. ("Adviser"),14 Locust Place, Manhasset, New York, NY 11030, a registered investment Adviser, manages the Trust and provides it with investment advice pursuant to an Investment Management Agreement. Under the Investment Management Agreement, the Adviser manages the Fund, is responsible for the day-to-day oversight of the Trust's operations and otherwise administers the affairs of the Trust as it deems advisable subject to the overall control and direction of the Trustees and the investment policies and limitations of the Trust described in the Prospectus and Statement of Additional Information. RMCI pays all employee costs and other ordinary operating costs of the Fund pursuant to the Investment Management Agreement which include: registration fees paid to the commission and state regulators, costs associated with the annual update of each Fund's registration statement, auditing annual financial statements, and printing and mailing costs (exclusive of those associated with the Service Plans).
Excluded
from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, payments made pursuant to the Trust's Service Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share.

      For its management services, and for paying all of the employee costs, costs of the Sub-Adviser and other ordinary operating expenses of the Trust, RMCI is periodically paid a comprehensive fee, at the annual rate of 1.50% per annum of the average daily net assets of the Fund.


      The Investment Management Agreement is subject to annual review and approval by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such renewal. The Agreement terminates automatically upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Adviser.


      THE SUB-ADVISER. Southern Capital Advisors ("Sub-Adviser"), a division of Morgan Asset Management, Inc., 50 Front Street, Memphis, Tennessee 38103, a registered investment Adviser, acts as Sub-Adviser to the Fund. The Adviser and Trust have entered into a Sub-Advisory Agreement with the Sub-Adviser pursuant to which the Adviser will pay any fees of the Sub-Adviser. The Sub-Advisory Agreement is subject to annual review and approval by the Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such renewal. The agreement automatically terminates upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Sub-Adviser.

      CUSTODIAN. The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 is Custodian for the cash and securities of the Trust. The Custodian maintains custody of the Trust's cash and securities, handles its securities settlements and performs transaction processing for receipts and disbursements in connection with the purchase and sale of the Trust's shares.

      DISTRIBUTION AGREEMENT. Resrv Partners, Inc. ("RESRV"), 810 Seventh Avenue, New York, New York 10019, is a distributor of the shares of the Trust. RESRV is a "principal underwriter" for the Trust within the meaning of the Investment Company Act of 1940, and as such acts as agent in arranging for the continuous offering of Trust shares. RESRV has the right to enter into dealer agreements with brokers or other persons of its choice for the sale of Trust shares. RESRV's principal business is the distribution of shares of mutual funds and it has retained no underwriting commissions during the last three fiscal years.

      The Distribution Agreement must be approved annually by the Trustees, including a majority of those who are not "interested persons," as defined in the Investment Company Act of 1940.

      SERVICE PLAN. The Trust maintains a Service Plan ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a plan adopted by the Board and approved by its shareholders. Pursuant to the Plan, the Distributor or its affiliates may make payments ("assistance payments") to brokers, financial institutions and financial intermediaries ("payees") in respect of Trust shareholder accounts ("qualified accounts") as to which the payee has rendered distribution assistance or other services. The Distributor may also retain amounts to pay for advertising and marketing expenses. Assistance payments by the Distributor are made to payees at an annual rate of .25% of the average net asset value. The Trustees have determined that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders and that its costs are primarily intended to result in the sale of the Trust's shares.

      Under the Plan, the Trust's officers report quarterly the amounts and purposes of assistance payments to the Trustees. During the continuance of the Plan the selection and nomination of the disinterested Trustees of the Trust are at the discretion of the disinterested Trustees currently in office.

      The Plan and related agreements may be terminated at any time by a vote of a majority of the outstanding voting securities of the Fund. The Plan and related agreements may be renewed from year to year if approved by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons," as defined in the Investment Company Act of 1940. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a majority vote of the Board of Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

      The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investment and the assistance payments received by such banks under the Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the Plan for activities not primarily intended to result in the sale of a Fund's shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court concerning payments to banks contemplated by the Plan, any such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states.

      INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 1301 Avenue of Americas, New York, New York 10019 is the Trust's independent accountants.

             PORTFOLIO TURNOVER, TRANSACTION CHARGES AND ALLOCATION

      The Fund will not attempt to achieve, nor will it be limited to, a predetermined rate of portfolio turnover. Turnover rate is the lesser of purchases or sales of portfolio securities for a year (excluding all securities with maturities of one year or less) divided by the monthly average of the market value of such securities.

      Subject to the overall supervision of the officers of the Trust, its Board of Trustees, and the Adviser, the Sub-Adviser places all orders for the purchase and sale of the Fund's investment securities. In general, in the purchase and sale of investment securities the Sub-Adviser will seek to obtain prompt and reliable execution of orders at the most favorable prices or yields. In determining best price and execution, the Sub-Adviser may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Fund's Sub-Adviser, and any statistical, research, or other services provided by the dealer. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined in good faith by the Fund's Sub-Adviser. Brokers or dealers who execute investment securities transactions for the Fund may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers. Subject to procedures adopted by and the supervision of the Board of Trustees, the Sub-Adviser is authorized to place portfolio transactions with brokers or dealers affiliated with it provided the commission or fee charged is comparable to that charged by non-affiliated brokers or dealers on comparable transactions involving similar securities being purchased or sold during a comparable period of time on a securities exchange. Any such transactions will be in accordance with Rule 17e-1 under the Investment Company Act of 1940.

      When transactions are made in the over-the-counter market, the Fund deals with the primary market makers unless more favorable prices are otherwise obtainable.

                          SHARES OF BENEFICIAL INTEREST

      The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an interest in the respective series of the Trust proportionately equal to the interest of each other share. If they deem it advisable in the best interests of shareholders, the Trustees of the Trust may classify or reclassify any unissued shares of the Trust by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of the stock. Any changes would be required to comply with any applicable state and Federal securities laws. These currently require that each series be preferred over all other series in respect of assets specifically allocated to such series. It is anticipated that under most circumstances, the rights of any additional series would be comparable unless otherwise required to respond to the particular situation. Upon liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of their respective series of the Trust available for distribution to such shareholders. No changes can be made to the Trust's issued shares without shareholder approval.

      Each Fund share when issued is fully paid, nonassessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of its series, equal rights to all dividends and other distributions from its series, and one vote for all purposes. Shares of separate series vote together for the election of Trustees and have noncumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      Regulations of the Securities and Exchange Commission provide that if a series is separately affected by a matter requiring a vote (election of Trustees, ratification of independent accountant selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the Trust as a whole), each such series votes separately. Each series votes separately on such matters as approval of the Investment Management Agreement and material amendments to the Plan, which require approval by a majority of the effected shareholders. For this purpose a "majority" is constituted by either 50% of all shares voting as a group or 67% of the shares voted as a group at a meeting of shareholders at which at least 50% of the shares of each group are represented.


      As of August 30, 1997, the following persons owned of record or beneficially 5% or more the Fund's outstanding shares: Bruce R. Bent, 810 Seventh Avenue, New York, NY 10019 (6.0%) (Class D); Anna T. Dolan, 22 Edgecliff Terrace, Yonkers, NY 10705 (7.4%) (Class D); Bear Stearns, 1 Metrotech Center North, Brooklyn, NY 11201 (61.3%) (Class A); Boise Valley Asthma, 901 Curtis, Suite 100, Boise, ID 83706 (5.6%) (Class D); and Morgan Keegan & Co., P.O. Box 610, Holly Spring, MS 38635 (6.4%) (Class D).


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

      Redemption payments are normally made by check or wire transfer, but the Trust may be authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of portfolio instruments valued at the same time as the redemption net asset value is determined). The Trust has made an election committing it to pay in cash all requests for redemption from the series involved, by any shareholder or record, limited during any 90-day period to the lesser of $250,000 or 1% of the net assets of the series at the beginning of the period. The election is irrevocable pursuant to rules and regulations under the Investment Company Act or 1940 unless withdrawal is permitted by order of the Securities and Exchange Commission. In disposing of such securities an investor might incur transaction costs and on the date of disposition might receive an amount less than the net asset value of the redemption.


      DETERMINATION OF NET ASSET VALUE. Shares are offered at net asset value. The net asset value of the Fund is calculated at the end of each business day (currently 4:00 PM New York time) that the New York Stock Exchange is open for trading and on other days there is a sufficient degree of trading to materially affect the Fund's net asset value. The net asset value is not calculated on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, Christmas Day and on other days the New York Stock Exchange is closed for trading. The net asset value per share of the Fund is determined by adding the value of all its securities and other assets, subtracting its liabilities and dividing the result by the total number of the outstanding shares.


      Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the last bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities in foreign currencies are translated into United States dollars at the prevailing rates of exchange. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                             DISTRIBUTIONS AND TAXES

      The following is a general description of certain tax rules relating to the Fund. It is not exhaustive and prospective investors may wish to consult their tax advisers.


      The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 ("Code") so long as such qualification is in the best interests of shareholders. If it so qualifies, the Fund generally will not be subjected to federal income tax on such distributed amounts. Shareholders of the Fund, however, will be subject to federal income tax on any ordinary net income and net capital gains realized by the Fund and distributed to shareholders as regular or capital gains dividends, whether distributed in cash or in the form of additional shares. Net long-term capital gains distributions will be taxable to shareholders as long-term capital gains, regardless of the length of time the corresponding shares have been held.


      Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss (if the shares are capital assets in the shareholder's hands) and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

      In order to qualify as a "regulated investment company" under the Code, the Fund must, among other things, in each taxable year distribute at least 90% of its taxable income to shareholders, derive at least 90% of its gross income from dividends, interest and gains from the sale or disposition of securities and derive less than 30% of its gross income from the sale or disposition of securities held for less than three months. Accordingly, the Fund will be subject to certain restrictions including restrictions in the writing of options on securities which have been held for less than three months, purchasing and selling futures contracts held for less than three months, in the writing of options which expire in less than three months, and in effecting closing purchase transactions, with respect to options which have been written less than three months prior to such transactions.


      The Code imposes a non-deductible, 4% excise tax on regulated investment companies that do not distribute to their shareholders in each calendar year an amount equal to (i) 98% of their calendar year ordinary income; plus 98% of their capital gain net income (the excess of short- and long-term capital losses) for the one year period ending October 31. Dividends declared in December of any year to shareholders of record on any date in December will be deemed to have been received by the shareholders and paid by the Fund on the record date, provided such dividends are paid by February 1 as of the following year.


      Dividends and distributions declared payable to shareholders of record after September 30 of any year and paid before February 1 of the following year, are considered taxable income to shareholders on December 31 in the year declared even though paid in the next year.

      Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident aliens are urged to consult their own tax adviser concerning the applicability of the United States withholding tax.

      The Code includes rules applicable to certain listed options, futures contracts, and options on futures contracts which the Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, generally are required to be treated as sold at market value on the last day of such fiscal year and on certain other dates for federal income tax purposes ("marked-to-market"). Generally, over-the-counter options are not classified as Section 1256 contracts and are not subject to the mark-to market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by the Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the counter calls.

      Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to Shareholders.

      The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, this amount, character and timing of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle position, the amount which may be distributed to Shareholder, and which, will be taxed as ordinary income or long-term capital gain, may be creased or decreased as compared to a fund that did not engage in such hedging transactions.

      The foregoing is a general summary of certain provisions of the Code and Treasury Regulations in effect. For the complete provisions, references should be made to the pertinent Code sections and Treasury Regulations promulgated thereunder.

      The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

      Dividends paid by the Fund are generally expected to be subject to any state or local taxes on income. Shareholders should consult their own attorneys or tax advisers about the tax consequences related to investing in the Fund.

                             PERFORMANCE INFORMATION

      The Fund may from time to time advertise its total return. Total return is computed by finding the average annual compounded rates of return over the 1,5 and 10 year periods or up to the life of the Fund that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV
      Where:         P =     a hypothetical initial payment of $1,000
                     T =     average annual total return
                     n =     number of years
                   ERV =     ending redeemable value of a hypothetical
                             $1,000 payment made at the beginning of the 1,5
                             or 10 year periods, at the end of the 1,5 or 10 year periods (or fractional portion thereof)

      In advertising and sales literature, the Fund may compare its performance to (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), the Russell 2000, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc. a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      The Fund may also compute aggregate total return for specified periods based on a hypothetical Fund account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of the account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.


      The Fund may also quote annual, average annual and annualized total return and aggregate total performance data both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Trustees of The Reserve Private Equity Series:


We have audited the accompanying statements of assets and liabilities of The Reserve Private Equity Series (comprising, respectively, Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund)) (collectively the "Trust"), including the schedules of portfolio investments, as of May 31, 1997, and the related statements of operations for the period presented, and the statements of changes in net assets and the financial highlights for each period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series constituting The Reserve Private Equity Series as of May 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.


New York, New York
June 27, 1997

                        THE RESERVE PRIVATE EQUITY SERIES
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BANKS (1.9%)
   BankBoston Corporation                                                     1,400               $102,200
                                                                                                  --------

   BEVERAGES (4.0%)
   PepsiCo, Inc.                                                              6,000                220,500
                                                                                                  --------

   BUILDING MATERIALS (1.8%)
*  American Standard Companies, Inc.                                          2,000                100,250
                                                                                                  --------

   CHEMICALS - MISCELLANEOUS (4.3%)
   ChemFirst, Inc.                                                            9,200                238,050
                                                                                                  --------

   COMPUTER SERVICES (2.2%)
*  Wang Laboratories, Inc.                                                    5,800                118,900
                                                                                                  --------

   COMPUTER SOFTWARE (5.8%)
*  CUC International, Inc.                                                    6,450                148,350
   National Data Corporation                                                  3,900                171,112
                                                                                                  --------
                                                                                                   319,462
                                                                                                  --------

   CONSUMER SERVICES (2.2%)
*  HFS, Inc.                                                                  2,200                118,525
                                                                                                  --------

   ELECTRONICS (6.8%)
   General Electric Company                                                   1,800                108,675
*  Perceptron, Inc.                                                           9,300                262,725
                                                                                                  --------
                                                                                                   371,400
                                                                                                  --------
   ENTERTAINMENT (3.1%)
   Walt Disney Company                                                        2,100                171,937
                                                                                                  --------

   FINANCIAL SERVICES (6.2%)
   Federal National Mortgage Association                                      5,200                226,850
   Pioneer Group, Inc.                                                        4,400                110,550
                                                                                                  --------
                                                                                                   337,400
                                                                                                  --------
   FOOD (2.3%)
*  Suiza Foods Corporation                                                    4,200                125,475
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.7%)
*  Assisted Living Concepts, Inc.                                             8,000                200,000
                                                                                                  --------

   MANAGED CARE (1.1%)
*  Physicians' Specialty Corporation                                         10,000                 61,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   MEDICAL SUPPLIES (1.3%)
*  LaserSight Corporation                                                    10,000             $   70,000
                                                                                                ----------

   MISCELLANEOUS CONSUMER (2.1%)
*  Gibson Greetings, Inc.                                                     5,300                115,275
                                                                                                ----------

   MISCELLANEOUS MANUFACTURING (5.6%)
   Warnaco Group, Inc.                                                        5,300                173,575
   Westinghouse Electric Corporation                                          6,500                131,625
                                                                                                ----------
                                                                                                   305,200
                                                                                                ----------

   MULTI-LINE INSURANCE (3.1%)
   The Hartford Financial Services Group, Inc.                                2,200                171,600
                                                                                                ----------

   OFFICE - BUSINESS EQUIPMENT (4.6%)
*  American Pad & Paper Company                                              13,500                249,750
                                                                                                ----------

   OIL/GAS EQUIPMENT SERVICES (2.0%)
*  Cairn Energy USA, Inc.                                                     9,200                108,675
                                                                                                ----------

   PACKAGED SOFTWARE (3.9%)
   Computer Associates International, Inc.                                    3,900                213,525
                                                                                                ----------

   PHARMACEUTICALS (7.1%)
*  Bio-Technology General Corporation                                         5,400                 78,300
   Eli Lilly & Company                                                        1,100                102,300
   Johnson & Johnson                                                          1,800                107,775
   Merck & Co., Inc.                                                          1,100                 98,863
                                                                                                ----------
                                                                                                   387,238
                                                                                                ----------
   PUBLISHING (4.2%)
   Harte-Hanks Communications                                                 7,800                233,025
                                                                                                ----------

   RADIO, TV & BROADCAST COMMUNICATION EQUIPMENT (4.6%)
*  American Radio Systems Corporation                                         1,400                 52,150
*  Sinclair Broadcast Group, Inc.                                             8,000                198,000
                                                                                                ----------
                                                                                                   250,150
                                                                                                ----------

   REAL ESTATE (4.6%)
   Insignia Financial Group, Inc., Class A                                   14,200                252,050
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                            SHARES/              VALUE
                                                                             UNITS              (NOTE 1)
                                                                             -----              --------
   SPECIAL INDUSTRIAL MACHINERY (3.1%)
   Thermo Electron Corporation                                                5,000          $     172,500
                                                                                             -------------

   TOTAL COMMON STOCKS (Cost $4,512,303) (91.6%)                                                 5,014,337

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  260,000                260,000
   Vista Treasury Plus Money Market Fund                                     70,000                 70,000
                                                                                             -------------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $330,000) (6.0%)                                          330,000
                                                                                             -------------

   TOTAL INVESTMENTS (Cost $4,842,303) (97.6%)                                                   5,344,337

   Other assets, less liabilities (2.4%)                                                           129,523
                                                                                             -------------
   NET ASSETS (100%)                                                                         $   5,473,860
                                                                                             =============


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $4,842,303, the aggregate gross unrealized appreciation for all investments was $707,511 and aggregate gross unrealized depreciation for all investments was $205,477.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   BASIC INDUSTRIAL COMMODITY (2.2%)
   First South Africa Corp, Ltd., 144A, 9%                         06/15/04        450,000      $  450,000
                                                                                                ----------

   BIO-TECHNOLOGY (3.9%)
   Chiron Corp., 144A, 1.9%                                        11/17/00        450,000         397,125
   NABI, Inc., 144A, 6.5%                                          02/01/03        500,000         414,375
                                                                                                ----------
                                                                                                   811,500
                                                                                                ----------

   COMMERCIAL SERVICES (1.8%)
   Pharmaceutical Marketing
     Services, Inc., 144A, 6.25%                                   02/01/03        450,000         360,000
                                                                                                ----------

   COMPUTER SOFTWARE (1.9%)
   MacNeal - Schwendler Corp., 7.875%                              08/18/04        400,000         392,000
                                                                                                ----------

   ELECTRONIC PRODUCTS - MISCELLANEOUS (1.9%)
   Trans-Lux Corp., 7.5%                                           12/01/06        375,000         390,000
                                                                                                ----------

   ENVIRONMENT - CONSULTING, ENGINEERING (1.1%)
   Roy F. Weston, Inc., 7%                                         04/15/02        270,000         229,500
                                                                                                ----------

   FOOD CHAINS (1.9%)
   Marsh Supermarkets, Inc., 7%                                    02/15/03        400,000         400,000
                                                                                                ----------

   GENERAL INDUSTRIAL MACHINE & EQUIPMENT (2.0%)
   Robbins & Myers, Inc., 6.5%                                     09/01/03        300,000         412,500
                                                                                                ----------

   HOTEL - MOTEL (3.4%)
   Hilton Hotels Corp., 5%                                         05/15/06        350,000         380,625
   Signature Resorts, Inc., 5.75%                                  01/15/07        350,000         316,750
                                                                                                ----------
                                                                                                   697,375
                                                                                                ----------

   MEDICAL - HMO (3.9%)
   FPA Medical Management, Inc., 6.5%                              12/15/01        400,000         421,000
   PhyMatrix Corp., 6.75%                                          06/15/03        450,000         389,250
                                                                                                ----------
                                                                                                   810,250
                                                                                                ----------

   OIL - DOMESTIC (2.7%)
   Lomak Petroleum, Inc., 144A, 6%                                 02/01/07        350,000         395,500
   Snyder Oil Corp., 7%                                            05/15/01        150,000         155,625
                                                                                                ----------
                                                                                                   551,125
                                                                                                ----------

   POLLUTION CONTROL (3.8%)
   USA Waste Services, Inc., 4%                                    02/01/02        350,000         362,250
   WMX Technologies, Inc., 2%                                      01/24/05        450,000         406,687
                                                                                                ----------
                                                                                                   768,937
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   PUBLISHING (2.0%)
   Scholastic Corp., 5%                                            08/15/05        500,000      $  403,750
                                                                                                ----------

   RETAIL STORES - DEPARTMENT (1.9%)
   Saks Holdings, Inc., 5.5%                                       09/15/06        450,000         398,250
                                                                                                ----------

   RETAIL - APPAREL (1.9%)
   Charming Shoppes, Inc., 7.5%                                    07/15/06        400,000         393,000
                                                                                                ----------

   RETAIL - SPECIALTY (1.8%)
   The Sports Authority, Inc., 5.25%                               09/15/01        400,000         360,500
                                                                                                ----------

   TRANSPORT - AIR FREIGHT (1.6%)
   Consolidated Logistics, 144A, 8%                                08/21/00        400,000         320,000
                                                                                                ----------

   WATER TREATMENT SYSTEMS (3.2%)
   United States Filter Corp., 4.5%                                12/15/01        650,000         665,438
                                                                                                ----------

   TOTAL CONVERTIBLE BONDS (Cost $8,647,471) (42.9%)                                             8,814,125
                                                                                                ----------


PREFERRED STOCKS

                                                                                                    VALUE
                                                                             SHARES                (NOTE 1)
                                                                             ------                --------
   BANKS (2.6%)
   National Australian Bank Ltd., 7.875%                                     20,000               $537,500
                                                                                                   -------

   CONTAINERS-METAL/GLASS (2.1%)
   Crown Cork & Seal Company, Inc., 4.5% 2/26/00                              8,000                434,000
                                                                                                   -------

   ENERGY (1.6%)
   Occidental Petroleum Corp., 144A, $3.875 Series 1993                       6,000                338,250
                                                                                                   -------

   ENTERTAINMENT (2.9%)
   Wellsford Residential Property, 7% Series A                               22,900                589,675
                                                                                                   -------

   FINANCIAL SERVICES (2.1%)
   SunAmerica, Inc., $3.1875 10/31/99                                        10,000                431,250
                                                                                                   -------

   GENERAL INDUSTRIAL MACHINES & EQUIPMENT (2.0%)
   Greenfield Industries, Inc., 144A, 6% 3/31/16                              9,000                409,500
                                                                                                   -------

   GLASS PRODUCTS (1.9%)
   Corning Delaware L.P., 6%                                                  5,000                399,375
                                                                                                   -------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


PREFERRED STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   GOLD MINING (1.6%)
   Coeur D'Alene Mines Corp., 7% 3/15/00                                     20,000             $  332,500
                                                                                                ----------

   HOTEL-MOTEL (1.8%)
   Host Marriott Corp., 144A, 6.75% 12/02/26                                  6,500                367,250
                                                                                                ----------

   MEDICAL - HMO (2.1%)
   Aetna, Inc., 6.25% 7/19/00                                                 4,700                431,225
                                                                                                ----------

   NATURAL GAS (2.0%)
   MCN Corp., 8.75% 4/30/99                                                  15,000                416,250
                                                                                                ----------

   OIL-DOMESTIC (5.5%)
   Mesa, Inc., 8%, Series A                                                  80,000                530,000
   Nuevo Energy, 5.75% 12/15/26 Series A                                      8,000                403,000
   Snyder Oil Corporation, $1.5                                               7,700                190,575
                                                                                                ----------
                                                                                                 1,123,575
                                                                                                ----------

   PAPER (1.9%)
   International Paper Co., 5.25% 7/20/25                                     7,500                386,250
                                                                                                ----------

   PUBLISHING (1.4%)
   Golden Books Family Entertainment, Inc., 144A,
     8.75% 8/20/16                                                            5,000                280,000
                                                                                                ----------

   PUBLISHING-NEWSPAPERS (2.1%)
   Hollinger International, Inc., 9.75% 8/01/00                              40,000                440,000
                                                                                                ----------

   REAL ESTATE (4.8%)
   Excel Realty, $2.125 Series A                                             16,000                426,000
   Redwood Trust, Inc., 9.74% Class B                                        10,000                567,500
                                                                                                ----------
                                                                                                   993,500
                                                                                                ----------

   RESTAURANTS (2.0%)
   Apple South, Inc., 144A, $3.5 3/01/27                                      7,000                420,875
                                                                                                ----------

   TELECOMMUNICATIONS (2.1%)
   Mobile Telecommunication
     Technologies Corp., 144A, $2.25                                         20,000                425,000
                                                                                                ----------

   TELECOMMUNICATIONS-BROADCAST (2.1%)
   Merrill Lynch & Company, 6% 6/01/99 Series COX                            20,000                427,500
                                                                                                ----------

TOTAL PREFERRED STOCKS (Cost $8,282,029) (44.6%)                                                $9,183,475
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


COMMON STOCKS

                                                                                                VALUE
                                                                             SHARES            (NOTE 1)
                                                                             ------            --------
   AEROSPACE (0.9%)
*  International Airline Support Group, Inc.                                 44,908        $       196,473
                                                                                           ---------------

   ENTERTAINMENT (1.4%)
*  Malibu Entertainment Worldwide, Inc.                                      70,000                280,000
                                                                                           ---------------

   MISCELLANEOUS MANUFACTURING (0.1%)
*  Disc Graphics, Inc. - Warrants Class "A", 11/01/99                        28,000                 21,000
                                                                                           ---------------

   NONHAZARDOUS WASTE DISPOSAL (0.2%)
*  Allied Waste Industries, Inc.                                              2,266                 33,423
                                                                                           ---------------

   OIL WELL SERVICES (3.6%)
*  SEACOR SMIT, Inc.                                                         14,400                745,200
                                                                                           ---------------

   PREHOSPITAL MEDICAL CARE, TRANSPORTATION (1.7%)
   Laidlaw, Inc., Class B                                                    25,663                346,451
                                                                                           ---------------

   TELECOMMUNICATIONS (0.6%)
*  Mobile Telecommunication Technologies Corp.                               10,000                121,875
                                                                                           ---------------

   TOYS (2.1%)
   Hasbro, Inc.                                                              15,000                435,000
                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $1,876,695) (10.6%)                                                    2,179,422
                                                                                           ---------------

TOTAL INVESTMENT SECURITIES (Cost $18,806,195) (98.1%)                                     $    20,177,022

Other assets, less liabilities (1.9%)                                                              394,238
                                                                                           ---------------
NET ASSETS (100%)                                                                          $    20,571,260
                                                                                           ===============


   Value of investments are shown as a percentage of Net Assets

*  Non-income-producing security

   For Federal income tax purposes, the tax basis of investments owned at May 31, 1997 was $18,806,195, the aggregate gross unrealized appreciation for all investments was $1,553,782 and aggregate gross unrealized depreciation for all investments was $182,955.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BIO-TECHNOLOGY (1.9%)
*  Genzyme Corporation                                                        4,800               $114,600
                                                                                                  --------

   CAPITAL GOODS - DIVERSIFIED (2.4%)
   Danaher Corporation                                                        3,000                145,500
                                                                                                  --------

   CAPITAL GOODS/INDUSTRIAL (1.9%)
*  Vishay Intertechnology, Inc.                                               3,836                112,703
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (6.3%)
*  ANADIGICS, Inc.                                                            4,500                149,063
   ECI Telecommunications Ltd. Designs                                        6,300                145,687
*  Saville Systems Ireland plc                                                2,000                 85,250
                                                                                                  --------
                                                                                                   380,000
                                                                                                  --------
   COMMUNICATION - NETWORK (3.4%)
*  ICG Communications, Inc.                                                   5,000                 80,000
*  PairGain Technologies, Inc.                                                6,000                125,250
                                                                                                  --------
                                                                                                   205,250
                                                                                                  --------
   COMPUTER NETWORKING (3.3%)
*  Ascend Communications, Inc.                                                3,600                200,700
                                                                                                  --------

   COMPUTER PERIPHERAL EQUIPMENT (0.9%)
*  Dialogic Corporation                                                       1,800                 52,650
                                                                                                  --------

   COMPUTER SERVICES (4.6%)
*  HNC Software, Inc.                                                         5,200                171,600
*  Rational Software Corporation                                              5,400                101,925
                                                                                                  --------
                                                                                                   273,525
                                                                                                  --------
   COMPUTER SOFTWARE (3.1%)
*  Business Objects S. A. - ADR                                               5,200                 50,050
*  Media 100, Inc.                                                            8,000                 46,000
*  Sapient Corporation                                                        2,000                 89,500
                                                                                                  --------
                                                                                                   185,550
                                                                                                  --------

   CONSUMER GROWTH (8.3%)
*  Activision, Inc.                                                          16,000                208,000
*  Conso Products Company                                                     7,625                101,031
*  Electronic Arts, Inc.                                                      3,700                118,400
*  Lin Television Corporation                                                 1,700                 73,738
                                                                                                  --------
                                                                                                   501,169
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   ELECTRONIC PRODUCTS - MISCELLANEOUS (0.5%)
   AVX Corporation                                                            1,000               $ 27,250
                                                                                                  --------

   ENERGY (2.7%)
   Cross Timbers Oil Company                                                  8,250                159,844
                                                                                                  --------

   HEALTH (4.3%)
*  HCIA, Inc.                                                                 2,300                 56,925
*  National Dentex Corporation                                                6,000                104,250
*  PacifiCare Health Systems, Inc.                                            1,200                 95,100
                                                                                                  --------
                                                                                                   256,275
                                                                                                  --------

   HOUSEHOLD FURNISHINGS & APPLIANCES (2.8%)
*  Williams-Sonoma, Inc.                                                      4,500                165,938
                                                                                                  --------

   MANAGED CARE (7.4%)
*  CRA Managed Care, Inc.                                                     2,500                114,375
*  Healthsource, Inc.                                                         4,000                 86,000
*  MedPartners, Inc.                                                          7,100                134,900
*  PhyCor, Inc.                                                               3,787                108,402
                                                                                                  --------
                                                                                                   443,677
                                                                                                  --------

   MISCELLANEOUS CONSUMER (2.5%)
*  On Assignment, Inc.                                                        4,000                152,500
                                                                                                  --------

   OFFICE-BUSINESS EQUIPMENT (2.4%)
*  HPR, Inc.                                                                  9,000                146,250
                                                                                                  --------

   OFFSHORE DRILLING (1.6%)
*  Parker Drilling Company                                                   10,000                 96,250
                                                                                                  --------

   OIL WELL SERVICES (1.3%)
*  Dawson Production Services, Inc.                                           7,000                 78,750
                                                                                                  --------

   OPTICAL INSTRUMENTS AND LENSES (1.6%)
*  KLA-Tencor Corporation                                                     2,000                 95,125
                                                                                                  --------

   PAPER (1.2%)
*  Data Documents, Inc.                                                       6,000                 71,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   PHARMACEUTICALS (4.9%)
*  Centocor, Inc.                                                             3,200             $  112,800
*  Dura Pharmaceuticals, Inc.                                                 4,600                182,850
                                                                                                ----------
                                                                                                   295,650
                                                                                                ----------

   RESTAURANTS (0.4%)
*  Outback Steakhouse, Inc.                                                   1,000                 23,250
                                                                                                ----------

   RETAIL - SPECIALTY (10.6%)
*  Borders Group, Inc.                                                        7,900                171,825
*  Corporate Express, Inc.                                                    8,600                118,250
*  PetSmart, Inc.                                                             6,000                 73,500
*  Staples, Inc.                                                              6,325                139,150
*  The Sports Authority, Inc.                                                 7,500                135,000
                                                                                                ----------
                                                                                                   637,725
                                                                                                ----------
   SEMICONDUCTOR-RELATED DEVICES (5.4%)
*  Etec Systems, Inc.                                                         1,800                 80,100
   Intel Corporation                                                            800                121,200
*  LSI Logic Corporation                                                      3,000                125,250
                                                                                                ----------
                                                                                                   326,550
                                                                                                ----------

   SYSTEM SOFTWARE/CLIENT SERVER (1.6%)
*  Hummingbird Communications Ltd.                                            3,400                 96,900
                                                                                                ----------

   TELECOMMUNICATIONS EQUIPMENT (7.3%)
*  Comverse Technology, Inc.                                                  2,000                 91,500
*  DSC Communications Corporation                                             2,000                 51,125
*  Newbridge Networks Corporation                                             3,600                144,450
*  P-COM, Inc.                                                                3,200                103,200
*  Proxim, Inc.                                                               2,000                 51,250
                                                                                                ----------
                                                                                                   441,525
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,710,070) (94.6%)                                                 5,686,356
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND

                                                                                                    VALUE
                                                                                  UNITS           (NOTE 1)
                                                                                  -----           --------
   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                       280,000         $  280,000
   U.S. Treasury Plus Money Market Fund                                          150,000            150,000
                                                                                                 ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $430,000) (7.2%)                                           430,000
                                                                                                 ----------

   TOTAL INVESTMENTS (Cost $5,140,070) (101.8%)                                                   6,116,356

   Liabilities, less other assets (-1.8%)                                                          (106,650)
                                                                                                 ----------
   NET ASSETS (100%)                                                                             $6,009,706
                                                                                                 ==========

   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned May 31, 1997 was $5,140,070, the aggregate gross unrealized appreciation for all investments was $1,463,144 and aggregate gross unrealized depreciation for all investments was $486,858.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIRLINES (3.8%)
   Southwest Airlines Company                                                 8,000               $206,000
                                                                                                  --------

   APPAREL MANUFACTURING (2.5%)
   Liz Claiborne, Inc.                                                        3,000                136,875
                                                                                                  --------

   BANKS (5.0%)
   State Street Corporation                                                   6,200                276,675
                                                                                                  --------

   CLOTHING (4.6%)
*  Jones Apparel Group, Inc.                                                  5,400                253,125
                                                                                                  --------

   COMPUTER MEMORY DEVICES (1.7%)
*  EMC Corporation                                                            2,300                 91,712
                                                                                                  --------

   COMPUTER MICROSYSTEMS (2.3%)
*  Dallas Semiconductor Corporation                                           3,200                123,600
                                                                                                  --------

   COMPUTER - PERIPHERAL EQUIPMENT (2.1%)
*  Adaptec, Inc.                                                              3,200                117,600
                                                                                                  --------

   COMPUTERS (8.2%)
*  Dell Computer Corporation                                                  2,100                236,250
*  Gateway 2000, Inc.                                                         3,200                212,400
                                                                                                  --------
                                                                                                   448,650
                                                                                                  --------

   FINANCIAL/BUSINESS SERVICES (17.1%)
   Bear Stearns Companies, Inc.                                               8,400                273,000
   Lehman Brothers Holdings, Inc.                                             5,400                218,025
   Merrill Lynch & Company                                                    2,300                243,800
   Paine Webber Group, Inc.                                                   5,700                202,350
                                                                                                  --------
                                                                                                   937,175
                                                                                                  --------

   GLASS PRODUCTS (3.5%)
   Corning, Inc.                                                              3,800                191,425
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.8%)
*  Tenet Healthcare Corporation                                               7,700                211,750
                                                                                                  --------

   LIFE/HEALTH INSURANCE (14.6%)
   Conseco, Inc.                                                              8,200                328,000
   SunAmerica, Inc.                                                           4,800                226,800
   Torchmark Corporation                                                      3,800                249,375
                                                                                                  --------
                                                                                                   804,175
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MISCELLANEOUS MANUFACTURING (4.0%)
   Minnesota Mining and Manufacturing Company                                 2,400             $  220,200
                                                                                                ----------

   MULTI-LINE INSURANCE (0.2%)
   Travelers Group, inc.                                                        200                 10,975
                                                                                                ----------

   PAPER (2.4%)
   International Paper Company                                                2,700                129,600
                                                                                                ----------

   RETAIL (4.1%)
*  Costco Companies, Inc.                                                     6,700                226,125
                                                                                                ----------

   RETAIL STORES (3.8%)
   Dayton Hudson Corporation                                                  4,400                211,750
                                                                                                ----------

   RETAIL STORES - GENERAL MERCHANDISING (3.4%)
   Dollar General Corporation                                                 5,500                184,938
                                                                                                ----------

   RETAIL - JEWELRY (2.4%)
   Tiffany & Company                                                          2,800                129,850
                                                                                                ----------

   TELEPHONE & TELEGRAPH APPARATUS (4.6%)
*  Tellabs, Inc.                                                              5,000                251,250
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,698,451) (94.1%)                                                 5,163,450

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund
   (Cost $80,000) (1.5%)                                                     80,000                 80,000
                                                                                                ----------

   TOTAL INVESTMENTS (Cost $4,778,451) (95.6%)                                                   5,243,450

   Other assets, less liabilities (4.4%)                                                           246,483
                                                                                                ----------
   NET ASSETS (100%)                                                                            $5,489,933
                                                                                                ==========


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned at May 31, 1997 was $4,778,451, the aggregated gross unrealized appreciation for all investments was $522,884 and aggregate gross unrealized depreciation for all investments was $57,885.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                                 SHARES          (NOTE 1)
                                                                                 ------          --------
   AUSTRALIA (0.7%)
   Australian Hospital Care Ltd.                                                  49,000        $   82,014
                                                                                                ----------

   DENMARK (2.6%)
*  Carli Gray International                                                        1,400            83,981
   Novo Nordisk                                                                    2,200           235,853
                                                                                                ----------
                                                                                                   319,834
                                                                                                ----------

   FINLAND (2.4%)
   Oy Nokia AB                                                                     2,300           150,810
   TT Tieto OY                                                                     1,700           143,340
                                                                                                ----------
                                                                                                   294,150
                                                                                                ----------

   FRANCE (6.3%)
   Altran Technologies                                                               500           160,632
*  Carrefour                                                                         360           236,937
   Pinault - Printemps - Redoute                                                     225            94,556
   Sidel                                                                           2,800           196,926
   Sodexho Alliance                                                                  150            69,810
                                                                                                ----------
                                                                                                   758,861
                                                                                                ----------

   GERMANY (4.9%)
   Altana AG                                                                         150           138,545
   Bayerische Motoren Werke (BMW) AG                                                 200           163,980
   Fresenius AG Pfd.                                                                 722           159,820
   Porsche AG Pfd.                                                                   110           132,802
                                                                                                ----------
                                                                                                   595,147
                                                                                                ----------

   HONG KONG (11.8%)
   Hang Seng Bank Ltd.                                                            18,000           216,056
   Henderson Land Development Company Ltd.                                        24,000           233,867
   Hong Kong & China Gas Company                                                 182,496           317,978
   HSBC Holdings                                                                   8,436           255,868
*  New World Infrastructure Ltd.                                                  19,000            59,222
   Sun Hung Kai Properties Ltd.                                                   20,000           245,870
   Wing Hang Bank Ltd.                                                            21,600           102,870
                                                                                                ----------
                                                                                                 1,431,731
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   INDONESIA (0.7%)
*  PT Bank International Indonesia                                           61,156              $  50,230
   PT Gudang Garam                                                            8,000                 34,497
   PT Steady Safe                                                             1,467                  1,612
                                                                                                 ---------
                                                                                                    86,339
                                                                                                 ---------

   ITALY (1.6%)
   Bulgari SpA                                                                7,200                142,514
*  Telecom Italia Mobile SpA                                                 28,600                 50,198
                                                                                                 ---------
                                                                                                   192,712
                                                                                                 ---------

   MALAYSIA (6.3%)
*  Arab-Malaysian Merchant Bank Berhad                                       16,000                101,242
   Berjaya Sports Toto Berhad                                                26,000                121,060
   Commerce Asset Holding Berhad                                             20,000                 58,103
   DCB Holdings Berhad                                                       32,000                103,152
   Gamuda Berhad                                                             17,333                 62,081
   Malayan Banking Berhad                                                    20,000                210,920
   United Engineers (Malaysia) Ltd.                                          13,000                105,022
                                                                                                 ---------
                                                                                                   761,580
                                                                                                 ---------

   NETHERLANDS (5.5%)
   Elsevier NV                                                                6,000                101,621
   Koninklijke Ahold NV                                                       2,245                170,695
   Koninklijke Ahrend Groep NV                                                1,500                 94,976
   Nutricia Verenidge Bedrijven N.V.                                            600                 93,616
*  Ordina Beheer N.V.                                                         1,040                 78,153
   Wolters Kluwer NV                                                          1,012                121,881
                                                                                                 ---------
                                                                                                   660,942
                                                                                                 ---------

   NORWAY (4.4%)
   Kverneland ASA                                                             3,200                 94,471
*  Merkantildata                                                              8,500                168,487
*  Tandberg ASA                                                               3,300                 39,897
*  Tandberg Television ASA                                                   13,200                120,619
   Tomra Systems ASA                                                          5,000                114,574
                                                                                                 ---------
                                                                                                   538,048
                                                                                                 ---------

   PHILIPPINES (1.2%)
*  Belle Corporation                                                        200,000                 53,091
*  DMCI Holdings, Inc.                                                      143,000                 86,765
                                                                                                 ---------
                                                                                                   139,856
                                                                                                 ---------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   SINGAPORE (9.7%)
   City Developments Limited                                                  9,000             $   83,677
   DBS Land Limited                                                          36,000                125,830
   Development Bank of Singapore Limited                                     15,000                187,697
   Oversea-Chinese Banking Corporation Ltd.                                  15,000                186,648
   Overseas Union Bank Ltd.                                                  20,000                137,015
   Parkway Holdings Limited                                                  43,000                213,422
   United Overseas Bank Ltd.                                                 10,000                102,761
   Wing Tai Holdings Ltd.                                                    45,000                134,009
                                                                                                ----------
                                                                                                 1,171,059
                                                                                                ----------

   SPAIN (3.8%)
   Banco Intercontinental Espanol, SA                                           900                152,410
   Electricas Reunidas de Zaragoza, SA                                        2,800                105,693
*  Sol Melia, SA                                                              5,600                207,896
                                                                                                ----------
                                                                                                   465,999
                                                                                                ----------

   SWEDEN (3.7%)
   Autoliv AB                                                                 6,000                212,604
   Ericsson Telefonaktiebolaget                                               6,800                239,192
                                                                                                ----------
                                                                                                   451,796
                                                                                                ----------

   SWITZERLAND (7.5%)
   Nestle SA                                                                     70                 87,215
   Novartis AG Regular Shares                                                   190                258,247
   Novartis AG                                                                   30                 40,882
   Roche Holding AG                                                              30                267,167
*  Roche Holding AG Warrants 98 "Jubilee"                                         8                    561
   Zurich Versicherungs                                                         700                257,681
                                                                                                ----------
                                                                                                   911,753
                                                                                                ----------
   THAILAND (0.2%)
   Central Pattana Public Company Ltd.                                       10,000                 26,653
*  Thai Farmers Bank Public Company Ltd. (Warrants)                             500                    501
                                                                                                ----------
                                                                                                    27,154
                                                                                                ----------
   UNITED KINGDOM (12.0%)
   Compass Group plc                                                         12,700                141,752
   HSBC Holdings plc                                                         12,758                396,565
   J.D. Wetherspoon plc                                                       4,618                100,004
   Lloyds TSB Group plc                                                      13,000                130,825
   Logica plc                                                                 6,600                 93,571
   Misys plc                                                                  5,400                122,581
   Serco Group plc                                                            8,200                 92,735
   Standard Chartered plc                                                    10,476                166,121
   Zeneca Group plc                                                           7,000                212,652
                                                                                                ----------
                                                                                                 1,456,806
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                             SHARES/              VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   UNITED STATES (11.7%)
   Credicorp Ltd., ADR                                                        5,000            $   112,500
   Panamerican Beverages, Inc., ADR                                          10,000                290,000
   Santa Isabel, ADR                                                          5,200                151,450
*  State Bank of India, ADR                                                  15,000                379,650
   Telecomunicacoes Brasileiras SA, ADR                                       1,400                194,600
   Telefonica de Argentina SA, ADR                                            5,000                181,250
   Telefonica del Peru SA, ADR                                                4,500                114,188
                                                                                               -----------
                                                                                                 1,423,638
                                                                                               -----------

TOTAL COMMON STOCKS (Cost $10,050,524)(97.0%)                                                   11,769,419

MONEY MARKET MUTUAL FUNDS
U.S. Government Money Market Mutual Fund
(Cost $250,000)(2.1%)                                                       250,000                250,000
                                                                                               -----------

TOTAL INVESTMENTS (Cost $10,300,524) (99.1%)                                                    12,019,419

Other assets, less liabilities (0.9%)                                                              109,835
                                                                                               -----------
NET ASSETS (100%)                                                                              $12,129,254
                                                                                               ===========

INDUSTRY COMPOSITION

INDUSTRY                                                                 PERCENT
--------                                                                 -------
Auto/Truck Manufacturers                                                   2.4
Bio Tech & Med Devices                                                     2.5
Cellular Telephone                                                         0.4
Commercial Banks                                                          22.1
Computer Software                                                          3.6
Computers & Peripheral                                                     2.7
Construction & Engineering                                                 2.6
Consumer Service                                                           2.3
Drug & Health Care                                                        10.8
Electric Power Utilities                                                   0.9
Entertainment & Leisure                                                    1.4
Financial Services                                                         5.2
Food Processing                                                            3.2
Lodging & Restaurants                                                      3.7
Machinery                                                                  4.2
Public Utilities                                                           2.6
Publishing                                                                 1.8
Real Estate Development                                                    6.1
Real Estate Investment                                                     0.9
Retailing                                                                  8.7
Telecommunications                                                         8.6
Tobacco                                                                    0.3
                                                                          ----

Industry percent of net assets                                            97.0%
Money Market Mutual Funds                                                  2.1%
Other assets, less liabilities                                             0.9%
                                                                          ----
Percent of Net Assets                                                      100%
                                                                          ----


   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $10,300,524, the aggregate gross unrealized appreciation for all investments was $2,002,534 and aggregate gross unrealized depreciation for all investments was $283,576.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES             (NOTE 1)
                                                                             ------             --------
   ATHLETIC FOOTWEAR/APPAREL (2.7%)
   Nike, Inc.                                                                 1,500           $     85,500
                                                                                              ------------

   BANKS (3.4%)
   Wells Fargo & Company                                                        400                105,400
                                                                                              ------------

   BEVERAGES (9.5%)
   Anheuser-Busch Companies, Inc.                                             2,400                102,900
   Coca-Cola Company                                                          1,700                116,025
   PepsiCo, Inc.                                                              2,100                 77,175
                                                                                              ------------
                                                                                                   296,100
                                                                                              ------------

   COMPUTER SOFTWARE (4.0%)
*  Microsoft Corporation                                                      1,000                124,000
                                                                                              ------------

   COMPUTERS (4.4%)
   Hewlett-Packard Company                                                    1,000                 51,500
   International Business Machines Corporation                                1,000                 86,500
                                                                                              ------------
                                                                                                   138,000
                                                                                              ------------

   CONSUMER PRODUCTS (8.1%)
   Clorox Company                                                             1,000                126,250
   Gillette Company                                                           1,400                124,425
                                                                                              ------------
                                                                                                   250,675
                                                                                              ------------

   DRUGS (4.1%)
   Abbott Labs                                                                2,000                126,000
                                                                                              ------------

   ENTERTAINMENT (3.9%)
   The Walt Disney Company (Holding Co.)                                      1,500                122,813
                                                                                              ------------

   FINANCIAL/BUSINESS SERVICES (8.4%)
   American Express Company                                                   2,000                139,000
   Charles Schwab Corporation                                                 3,000                121,875
                                                                                              ------------
                                                                                                   260,875
                                                                                              ------------

   FOOD (13.3%)
   Campbell Soup Company                                                      2,800                128,800
   Hershey Foods Corporation                                                  2,200                123,475
   Quaker Oats Company                                                        1,500                 61,875
   Wrigley (WM) Jr. Company                                                   1,700                100,725
                                                                                              ------------
                                                                                                   414,875
                                                                                              ------------
   HEALTH (3.2%)
   Becton, Dickinson & Company                                                2,000                 98,500
                                                                                              ------------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MEDICAL SUPPLIES (6.5%)
   Kimberly-Clark Corporation                                                 2,000             $  100,250
   Pfizer, Inc.                                                               1,000                102,875
                                                                                                ----------
                                                                                                   203,125
                                                                                                ----------
   PHARMACEUTICALS (10.7%)
   Eli Lilly & Company                                                        1,000                 93,000
   Johnson & Johnson                                                          1,900                113,763
   Merck & Company, Inc.                                                      1,400                125,825
                                                                                                ----------
                                                                                                   332,588
                                                                                                ----------

   PHOTOGRAPHY (3.2%)
   Eastman Kodak Company                                                      1,200                 99,450
                                                                                                ----------

   PUBLISHING (3.9%)
   Gannett Company, Inc.                                                      1,300                120,250
                                                                                                ----------

   PUBLISHING - NEWSPAPERS (2.8%)
   New York Times Company Class A                                             1,900                 87,518
                                                                                                ----------

   SEMICONDUCTOR - RELATED DEVICE (4.9%)
   Intel Corporation                                                          1,000                151,500
                                                                                                ----------

TOTAL COMMON STOCKS (Cost $2,260,193)(97.0%)                                                     3,017,169

MONEY MARKET MUTUAL FUNDS
Vista U.S. Government Money Market Fund
(Cost $135,000) (4.4%)                                                      135,000                135,000
                                                                                                ----------

TOTAL INVESTMENTS (Cost $2,395,193) (101.4%)                                                     3,152,169

Liabilities, less other assets (-1.4%)                                                             (42,189)
                                                                                                ----------
NET ASSETS (100%)                                                                               $3,109,980
                                                                                                ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $2,395,193, the aggregate gross unrealized appreciation for all investments was $758,447 and aggregate gross unrealized depreciation for all investments was $1,471.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIR FREIGHT (2.3%)
   Circle International Group, Inc.                                           3,300               $ 91,575
                                                                                                  --------

   AUTO PARTS-ORIGINAL EQUIPMENT (5.7%)
*  Gentex Corporation                                                         4,600                 92,575
   Paccar, Inc.                                                               3,000                135,750
                                                                                                  --------
                                                                                                   228,325
                                                                                                  --------

   BEVERAGES (3.6%)
*  Robert Mondavi Corporation                                                 3,200                142,400
                                                                                                  --------

   BUSINESS EQUIPMENT/SERVICE (2.5%)
*  Greenwich Air Services, Inc.                                               3,500                101,500
                                                                                                  --------

   CLOTHING (3.3%)
*  Fruit of the Loom, Inc.                                                    3,800                132,525
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (2.5%)
*  Qualcomm, Inc.                                                             2,100                101,325
                                                                                                  --------

   COMPUTER MICROSYSTEMS (4.6%)
*  Dallas Semiconductor Corporation                                           4,800                185,400
                                                                                                  --------

   COMPUTER SOFTWARE (1.8%)
*  Imnet Systems, Inc.                                                        2,900                 72,500
                                                                                                  --------

   COMPUTERS - PERIPHERAL EQUIPMENT (4.3%)
*  American Power Conversion Corp.                                            3,500                 81,375
*  MicroTouch Systems, Inc.                                                   3,600                 90,900
                                                                                                  --------
                                                                                                   172,275
                                                                                                  --------

   HOSPITAL SUPPLIES (2.7%)
*  Advanced Technology Laboratories, Inc.                                     2,800                108,500
                                                                                                  --------

   HOUSEHOLD FURNISHINGS APPLIANCE (7.6%)
   Bush Industries, Inc.                                                      4,000                 90,000
   Herman Miller, Inc.                                                        6,000                214,500
                                                                                                  --------
                                                                                                   304,500
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   INSTRUMENTS - SCIENTIFIC (2.0%)
*  Water Corporation                                                          2,500               $ 80,625
                                                                                                  --------

   LIFE INSURANCE (6.0%)
   Protective Life Corporation                                                3,000                134,250
   Western National Corporation                                               4,000                104,500
                                                                                                  --------
                                                                                                   238,750
                                                                                                  --------

   NURSING HOMES (3.0%)
*  Genesis Health Ventures, Inc.                                              3,600                118,350
                                                                                                  --------

   OIL/GAS EQUIPMENT SERVICES (10.1%)
*  Nuevo Energy Company                                                       3,300                143,962
*  Rowan Companies, Inc.                                                      5,700                131,813
   Tidewater, Inc.                                                            3,050                128,481
                                                                                                  --------
                                                                                                   404,256
                                                                                                  --------

   POLLUTION CONTROL (4.9%)
*  Newpark Resources, Inc.                                                    3,770                197,925
                                                                                                  --------

   RESTAURANTS (2.9%)
*  Cracker Barrel Old Country Store, Inc.                                     4,000                116,000
                                                                                                  --------

   RETAIL (2.5%)
*  Stein Mart, Inc.                                                           3,300                 99,825
                                                                                                  --------

   RETAIL-SPECIALTY (4.8%)
*  AutoZone, Inc.                                                             4,500                105,188
   Pier 1 Imports, Inc.                                                       3,800                 85,025
                                                                                                  --------
                                                                                                   190,213
                                                                                                  --------

   RETAIL STORES-DRUGS (3.3%)
*  CVS Corporation                                                            2,800                134,050
                                                                                                  --------

   SEMICONDUCTOR RELATED DEVICE (2.2%)
*  Photronics, Inc.                                                           2,000                 89,250
                                                                                                  --------

   SPECIAL INDUSTRIAL MACHINERY (6.0%)
   Briggs & Stratton Corporation                                              2,200                113,575
   Pentair Industries, Inc.                                                   3,800                124,925
                                                                                                  --------
                                                                                                   238,500
                                                                                                  --------

   TRUCKERS (3.9%)
*  Swift Transportation Co., Inc.                                             4,800                154,800
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

                                                                                                VALUE
                                                                             UNITS             (NOTE 1)
                                                                             -----             --------
   TOTAL COMMON STOCKS (Cost $3,064,256) (92.5%)                                              $3,703,369
                                                                                              ----------

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  185,000              185,000
   Vista Treasury Plus Money Market Fund                                    115,000              115,000
                                                                                              ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $300,000) (7.5%)                                        300,000
                                                                                              ----------

   TOTAL INVESTMENTS (Cost $3,364,256) (100.0%)                                                4,003,369

   Liabilities, less other assets (0.0%)                                                          (1,234)
                                                                                              ----------
   NET ASSETS (100%)                                                                          $4,002,135
                                                                                              ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $3,364,256, the aggregate gross unrealized appreciation for all investments was $695,869 and aggregate gross unrealized depreciation for all investments was $56,756.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 1997



                                                                 RESERVE           RESERVE          RESERVE
                                                                BLUE CHIP        CONVERTIBLE       EMERGING
                                                               GROWTH FUND     SECURITIES FUND    GROWTH FUND
                                                               -----------     ---------------    -----------
ASSETS
Investment in securities, at value
(cost  $4,842,303, $18,806,195,
$5,140,070, respectively)                                       $5,344,337       $20,177,022       $6,116,356
Cash                                                                50,872            51,574           32,911
Receivable for investment securities sold                           77,263           379,631               --
Dividends receivable                                                 2,268            32,187              290
Interest receivable                                                     21           154,372               26
                                                                ----------       -----------       ----------
  Total assets                                                   5,474,761        20,794,786        6,149,583
                                                                ----------       -----------       ----------
LIABILITIES
Payable for investment securities purchased                             --           223,126          139,257
Payable for fund shares redeemed                                        77                56               60
Other payables and accrued expenses                                    824               344              560
                                                                ----------       -----------       ----------
  Total liabilities                                                    901           223,526          139,877
                                                                ----------       -----------       ----------
NET ASSETS                                                      $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========


NET ASSETS CONSIST OF (Note 1):
Capital stock (Par Value $.001 per share)                       $      354       $     1,857       $      387
Additional paid in capital                                       4,125,193        18,809,616        5,620,631
Accumulated net realized gain (loss) on investments                846,279           218,279         (587,598)
Undistributed net investment income                                     --           170,681               --
Net unrealized appreciation on investments                         502,034         1,370,827          976,286
                                                                ----------       -----------       ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)                     $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========
CLASS A:
Net Assets                                                      $5,428,285       $20,552,883       $5,788,730
                                                                ----------       -----------       ----------

Shares Outstanding                                                 351,099         1,855,482          373,020
                                                                ----------       -----------       ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                                 $    15.46       $     11.08       $    15.52
                                                                ==========       ===========       ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)                   $    16.19       $     11.60       $    16.25
                                                                ==========       ===========       ==========
CLASS D:
Net Assets                                                      $   45,575       $    18,377       $  220,976
                                                                ----------       -----------       ----------

Shares Outstanding                                                   2,976             1,662           14,383
                                                                ----------       -----------       ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                           $    15.31       $     11.06       $    15.36
                                                                ==========       ===========       ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE           RESERVE            RESERVE
                                                     INFORMED INVESTORS   INTERNATIONAL        LARGE-CAP
                                                         GROWTH FUND       EQUITY FUND         VALUE FUND
                                                         -----------       -----------         ----------
ASSETS
Investment in securities, at value
(cost  $4,778,451, $10,300,524,
$2,395,193, respectively)                                 $5,243,450       $12,019,419         $3,152,169
Cash                                                          12,377           134,287             38,202
Receivable for investment securities sold                    665,504            56,644                 --
Dividends receivable                                           4,758            10,529              3,517
Interest receivable                                               52                --                 --
                                                          ----------       -----------         ----------
      Total assets                                         5,926,141        12,220,879          3,193,888
                                                          ----------       -----------         ----------

LIABILITIES
Payable for investment securities purchased                  433,793            91,069             83,370
Payable for fund shares redeemed                               2,212                63                 73
Other payables and accrued expenses                              203               493                465
                                                          ----------       -----------         ----------
      Total liabilities                                      436,208            91,625             83,908
                                                          ----------       -----------         ----------
NET ASSETS                                                $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========


NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                 $      478       $       963         $      213
Additional paid in capital                                 4,610,691        10,754,431          2,331,412
Accumulated net realized gain (loss) on investments
   and foreign currency transactions                         413,765          (345,098)            21,379
Net unrealized appreciation on investments and
   foreign currency transactions                             464,999         1,718,958            756,976
                                                          ----------       -----------         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)               $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========
CLASS A:
Net Assets                                                $5,476,969       $12,098,843         $3,054,239
                                                          ----------       -----------         ----------

Shares Outstanding                                           477,196           960,665            209,015
                                                          ----------       -----------         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                           $    11.48       $     12.59         $    14.61
                                                          ==========       ===========         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)             $    12.02       $     13.18         $    15.30
                                                          ==========       ===========         ==========
CLASS D:
Net Assets                                                $   12,964       $    30,411         $   55,741
                                                          ----------       -----------         ----------

Shares Outstanding                                             1,141             2,436*             3,841
                                                          ----------       -----------         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                     $    11.36       $     12.49         $    14.51
                                                          ==========       ===========         ==========


* Calculated net asset value differs from actual net asset value due to rounding of fractional shares.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE
                                                           MID-CAP
                                                         GROWTH FUND
                                                         -----------
ASSETS
Investment in securities, at value
(cost$3,364,256)                                         $4,003,369
Cash                                                         36,124
Receivable for investment securities sold                   111,383
Receivable for fund shares sold                              14,811
Dividends receivable                                          2,270
Interest receivable                                              16
                                                         ----------
  Total assets                                            4,167,973
                                                         ----------
LIABILITIES
Payable for investment securities purchased                 162,868
Payable for fund shares redeemed                              2,970
                                                         ----------
  Total liabilities                                         165,838
                                                         ----------
NET ASSETS                                               $4,002,135
                                                         ==========
NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                $      304
Additional paid in capital                                3,301,497
Accumulated net realized gain on investments                 61,221
Net unrealized appreciation on investments                  639,113
                                                         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)              $4,002,135
                                                         ==========
CLASS A:
Net Assets                                               $2,174,053
                                                         ----------

Shares Outstanding                                          164,702
                                                         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                          $    13.20
                                                         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)            $    13.82
                                                         ==========
CLASS D:
Net Assets                                               $1,828,082
                                                         ----------

Shares Outstanding                                          139,681
                                                         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                    $    13.09
                                                         ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                            STATEMENTS OF OPERATIONS



                                                RESERVE            RESERVE           RESERVE             RESERVE
                                               BLUE CHIP         CONVERTIBLE         EMERGING       INFORMED INVESTORS
                                              GROWTH FUND      SECURITIES FUND     GROWTH FUND         GROWTH FUND
                                              -----------      ---------------     -----------         -----------
                                                              September 3, 1996
                                                              (commencement of
                                              Year Ended       operations) to       Year Ended          Year Ended
                                             May 31, 1997       May 31, 1997       May 31, 1997        May 31, 1997
                                             ------------       ------------       ------------        ------------

INVESTMENT INCOME
Dividends                                     $   32,176        $   249,907       $     3,372*        $    24,627
Interest                                             896            363,077             1,049              41,386
                                              ----------        -----------       -----------         -----------
    Total investment income                       33,072            612,984             4,421              66,013

EXPENSES
Comprehensive fee (Note 3)                        79,311            205,951            98,087              83,573
12b-1 Fee (Note 4)
    Class A                                       13,038             34,294            15,631              13,889
    Class D                                          723                124             2,868                 161
                                              ----------        -----------       -----------         -----------
Total expenses                                    93,072            240,369           116,586              97,623
                                              ----------        -----------       -----------         -----------
    Less fees waived                                  --            188,113                --                  --
                                              ----------        -----------       -----------         -----------
    Net expenses                                      --             52,256                --                  --
                                              ----------        -----------       -----------         -----------

NET INVESTMENT INCOME (LOSS)                     (60,000)           560,728          (112,165)            (31,610)
                                              ----------        -----------       -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities              5,655,127         16,158,164         1,743,151          11,725,713
Cost of securities sold                        4,678,455         15,933,090         2,320,269          10,472,385
                                              ----------        -----------       -----------         -----------
Net realized gain (loss) on
    investments (Note 1)                         976,672            225,074          (577,118)          1,253,328
Net unrealized appreciation
    (depreciation) on investments               (642,561)         1,370,827          (847,249)         (1,975,139)
                                              ----------        -----------       -----------         -----------
Net realized and unrealized gain (loss)
    on investments                               334,111          1,595,901        (1,424,367)           (721,811)
                                              ----------        -----------       -----------         -----------
Net increase (decrease) in net assets
    resulting from operations                 $  274,111        $ 2,156,629       $(1,536,532)        $  (753,421)
                                              ==========        ===========       ===========         ===========


* Includes foreign tax withholding of $114


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                     STATEMENTS OF OPERATIONS - (CONTINUED)



                                             RESERVE           RESERVE          RESERVE
                                          INTERNATIONAL       LARGE-CAP         MID-CAP
                                           EQUITY FUND       VALUE FUND       GROWTH FUND
                                           -----------       ----------       -----------
                                           Year Ended        Year Ended       Year Ended
                                          May 31, 1997      May 31, 1997     May 31, 1997
                                          ------------      ------------     ------------
INVESTMENT INCOME
Dividends                                  $   97,550*        $ 32,111        $   13,610
Interest                                          561              212               533
                                           ----------         --------        ----------
    Total investment income                    98,111           32,323            14,143

EXPENSES
Comprehensive fee (Note 3)                    145,974           33,940            49,028
12b-1 Fee (Note 4)
    Class A                                    20,754            5,613             3,404
    Class D                                       231              172            19,070
                                           ----------         --------        ----------
Total expenses                                166,959           39,725            71,502
                                           ----------         --------        ----------

NET INVESTMENT LOSS                           (68,848)          (7,402)          (57,359)
                                           ----------         --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities           3,956,864          383,913         3,034,153
Cost of securities sold                     4,229,994          362,534         2,889,407
                                           ----------         --------        ----------
Net realized gain (loss) on
    investments and foreign
    currency transactions (Note 1)           (273,130)          21,379           144,746
Net unrealized appreciation
    on investments and foreign
    currency transactions                   1,387,936          686,853           185,442
                                           ----------         --------        ----------
Net realized and unrealized gain
    on investments and foreign
    currency transactions                   1,114,806          708,232           330,188
                                           ----------         --------        ----------
Net increase in net assets resulting
    from operations                        $1,045,958         $700,830        $  272,829
                                           ==========         ========        ==========


* Includes foreign tax withholding of $14,966


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                                        RESERVE CONVERTIBLE
                                                     RESERVE BLUE CHIP GROWTH FUND        SECURITIES FUND
                                                     -----------------------------      -------------------
                                                                                        September 3, 1996
                                                                                         (commencement of
                                                      Year Ended       Year Ended          operations) to
                                                     May 31, 1997     May 31, 1996          May 31, 1997
                                                     ------------     ------------      -------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income gain (loss)                $   (60,000)       $  (34,916)          $    560,728
   Net realized gain (loss) from investments            976,672            (2,045)               225,074
   Net unrealized appreciation (depreciation)
      from investments                                 (642,561)          975,733              1,370,827
                                                    -----------        ----------           ------------
   Net increase in net assets
      resulting from operations                         274,111           938,772              2,156,629
                                                    -----------        ----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     --                --                 (6,791)
   Net realized gain on investments                     (68,349)         (164,889)              (390,051)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  1,176,349         2,757,098             20,601,861
   Reinvestment of distributions                         68,323           164,889                201,224
   Cost of shares redeemed                           (1,148,732)         (517,167)            (1,991,612)
                                                    -----------        ----------           ------------
   Net increase in net assets resulting
      from capital share transactions                    95,940         2,404,820             18,811,473
                                                    -----------        ----------           ------------
   Net increase in net assets                           301,702         3,178,703             20,571,260
NET ASSETS:
   Beginning of period                                5,172,158         1,993,455                      0
                                                    -----------        ----------           ------------
   End of period (including undistributed
      net investment income of $0, $0
      and $170,681, respectively)                   $ 5,473,860        $5,172,158           $ 20,571,260
                                                    ===========        ==========           ============

                                                                                               RESERVE INTERNATIONAL
                                                    RESERVE EMERGING GROWTH FUND                   EQUITY FUND
                                                    -----------------------------        -------------------------------
                                                                                                         July 13, 1996
                                                                                                        (commencement of
                                                     Year Ended       Year Ended          Year Ended     operations) to
                                                    May 31, 1997     May 31, 1996        May 31, 1997     May 31, 1996
                                                    -----------------------------        -------------------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                              $  (112,165)       $  (57,980)       $   (68,848)       $  (17,145)
   Net realized gain (loss) from investments
      and foreign currency transactions                (577,118)           80,546           (273,130)          (71,968)
   Net unrealized appreciation (depreciation)
      from investments and foreign
      currency transactions                            (847,249)        1,655,638          1,387,936           331,022
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                      (1,536,532)        1,678,204          1,045,958           241,909
                                                    -----------        ----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                          --           (93,899)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  2,187,444         4,281,980          8,057,063         3,465,234
   Reinvestment of distributions                             --            93,770                 --                --
   Cost of shares redeemed                           (1,540,646)         (301,485)          (558,291)         (122,619)
                                                    -----------        ----------        -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                   646,798         4,074,265          7,498,772         3,342,615
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets               (889,734)        5,658,570          8,544,730         3,584,524
NET ASSETS:
   Beginning of period                                6,899,440         1,240,870          3,584,524                 0
                                                    -----------        ----------        -----------        ----------
   End of period                                    $ 6,009,706        $6,899,440        $12,129,254        $3,584,524
                                                    ===========        ==========        ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)




                                                                                                          RESERVE
                                                                RESERVE INFORMED                         LARGE-CAP
                                                              INVESTORS GROWTH FUND                      VALUE FUND
                                                         --------------------------------      -------------------------------
                                                                                                               January 2, 1996
                                                                                                              (commencement of
                                                          Year Ended         Year Ended          Year Ended     operations) to
                                                         May 31, 1997       May 31, 1996        May 31, 1997     May 31, 1996
                                                         -------------------------------       -------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                                   $   (31,610)       $  (147,983)       $    (7,402)       $   (1,091)
   Net realized gain from investments                      1,253,328            850,186             21,379                --
   Net unrealized appreciation (depreciation)
      from investments                                    (1,975,139)         1,109,280            686,853            70,123
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                             (753,421)         1,811,483            700,830            69,032
                                                         -----------        -----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                         (525,939)          (795,337)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                       1,400,871          6,254,939          1,345,107         1,165,180
   Reinvestment of distributions                             395,531            790,060                 --                --
   Cost of shares redeemed                                (1,435,172)        (8,490,282)          (167,017)           (3,152)
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets resulting
      from capital share transactions                        361,230         (1,445,283)         1,178,090         1,162,028
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets                    (918,130)          (429,137)         1,878,920         1,231,060

NET ASSETS:
   Beginning of period                                     6,408,063          6,837,200          1,231,060                 0
                                                         -----------        -----------        -----------        ----------
   End of period                                         $ 5,489,933        $ 6,408,063        $ 3,109,980        $1,231,060
                                                         ===========        ===========        ===========        ==========


                                                          RESERVE MID-CAP
                                                            GROWTH FUND
                                                   -------------------------------
                                                    Year Ended         Year Ended
                                                   May 31, 1997       May 31, 1996
                                                   ------------       ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                             $   (57,359)       $  (32,656)
   Net realized gain (loss) from investments           144,746           (83,525)
   Net unrealized appreciation from
      investments                                      185,442           453,671
                                                   -----------        ----------
   Net increase in net assets
      resulting from operations                        272,829           337,490
                                                   -----------        ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                 3,118,364         2,345,759
   Cost of shares redeemed                          (1,928,613)         (143,694)
                                                   -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                1,189,751         2,202,065
                                                   -----------        ----------
   Net increase in net assets                        1,462,580         2,539,555

NET ASSETS:
   Beginning of period                               2,539,555                 0
                                                   -----------        ----------
   End of period                                   $ 4,002,135        $2,539,555
                                                   ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997



1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


      The Reserve Private Equity Series (the "Trust") consists of the following funds: Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series.


      The Trust offers both Class A and Class D shares of each Fund. Class A shares are sold with an initial sales charge and Class D shares are sold without an initial sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan.

      The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

      SECURITY VALUATION

      Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and federal income tax purposes.

      Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 1997 as follows:

      [See table below]

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





                                                       Increase (Decrease)
                                                       -------------------
                                                          Undistributed
                                                              Net            Accumulated
                                                           Investment          Realized
      Reserve Fund                          Capital          Income             Gain
      ------------                          -------          ------             ----
      Blue Chip Growth Fund                (112,615)         60,000           52,615
      Emerging Growth Fund                 (112,165)        112,165               --
      Informed Investors Growth Fund        (31,610)         31,610               --
      International Equity Fund             (68,848)         68,848               --
      Large-Cap Value Fund                   (7,402)          7,402               --
      Mid-Cap Growth Fund                   (57,359)         57,359               --

      These reclassifications had no effect on net investment income, net realized gain on investments, or net assets for the year ended May 31, 1997.

      FOREIGN CURRENCY TRANSLATION

      With respect to the Reserve International Equity Fund, assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Trust does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.


      FEDERAL INCOME TAXES

      It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains to its shareholders. Accordingly, no federal income tax provision is required.


      For federal income tax purposes, the following Funds indicated below had capital loss carryforwards at May 31, 1997, which are available to offset future realized capital gains, if any:



                                                Capital loss         Expiration
                                                carryforward            year
                                                ------------            ----
      Reserve Emerging Growth Fund                $161,015              2005
      Reserve International Equity Fund             71,968              2004
      Reserve International Equity Fund            178,347              2005

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997






2.    INVESTMENT ACTIVITY

      The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended May 31, 1997, were as follows:

                                            Aggregate         Aggregate
      Reserve Fund                          Purchases           Sales
      ------------                          ---------           -----
      Blue Chip Growth Fund                $ 5,425,272       $ 5,655,127
      Convertible Securities Fund           34,711,469        16,158,164
      Emerging Growth Fund                   2,264,488         1,743,151
      Informed Investors Growth Fund        11,386,974        11,725,713
      International Equity Fund             11,336,214         3,956,864
      Large-Cap Value Fund                   1,507,717           383,913
      Mid-Cap Growth Fund                    4,017,934         3,034,153

3.    INVESTMENT MANAGEMENT AGREEMENT

      Reserve Management Company, Inc. (RMCI), serves as the Funds' investment adviser and pays substantially all ordinary operating expenses of the Funds for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of each Fund except for the International Equity Fund for which it receives 1.75%. RMCI is currently waiving a portion of its comprehensive fee in the Reserve Convertible Securities Fund.

      For each Fund, RMCI has entered into an Investment Subadvisory Agreement (the "Subadvisory Agreement") with the Sub-Advisers. It is the responsibility of a Sub-Adviser to make the day-to-day investment decisions for the Funds and to place the purchase and sales orders for securities transactions, subject in all cases to the general supervision of RMCI. For services under each Subadvisory Agreement, RMCI pays a fee up to an annual rate equal to the percentages specified in the table below of the corresponding Funds' average net assets.

                                                                                       Sub-Adviser's
      Reserve Fund                               Portfolio Sub-Adviser                      Fee
      ------------                               ---------------------                 -------------
      Blue Chip Growth Fund                      Trainer, Wortham & Company, Inc.           0.75%
      Convertible Securities Fund                New Vernon Advisors, Inc.                  0.75%
      Emerging Growth Fund                       Roanoke Asset Management Corp.             0.75%
      Informed Investors Growth Fund             T. H. Fitzgerald & Company                 0.75%
      International Equity Fund                  Pinnacle Associates Limited                0.875%
      Large-Cap Value Fund                       Siphron Capital Management                 0.75%
      Mid-Cap Growth Fund                        Southern Capital Advisors                  0.75%


      Trainer, Wortham & Company, Inc. owns 24% of the outstanding shares of the Reserve Blue Chip Growth Fund at May 31, 1997.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





      As of May 31, 1997, RMCI and affiliated persons owned 7%, 13%, 5%, 11%, 20%, and 25% of the Reserve Blue Chip Growth Fund, Reserve Emerging Growth
      Fund), Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund, respectively. Taconic Petroleum Corp. owns 24% of Reserve Large-Cap Value Fund. Christopher E. Vroom owns 7% of the Reserve
      Emerging Growth Fund.



4.    DISTRIBUTION ASSISTANCE

      Pursuant to a Distribution Plan under Rule 12b-1, the Funds will make payments to Resrv Partners, Inc. (RPI), the Funds' distributor of .25% per annum for Class A shares and 1.00% per annum for Class D shares of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. For the year ended May 31, 1997, the Funds paid distribution expenses to RPI as follows:

      Reserve Fund                         Class A       Class D
      ------------                         -------       -------
      Blue Chip Growth Fund                $13,038       $   723
      Convertible Securities Fund*             283            14
      Emerging Growth Fund                  15,631         2,868
      Informed Investors Growth Fund        13,889           161
      International Equity Fund             20,754           231
      Large-Cap Value Fund                   5,613           172
      Mid-Cap Growth Fund                    3,404        19,070

   * RMCI waived 12b-1 fees of $34,011 and $110, for Reserve Convertible Securities Fund Class A and Class D, respectively, for the period September 3, 1996 (commencement of operations) to May 31, 1997.


5.    CAPITAL SHARE TRANSACTIONS

      Transactions in capital stock of each Fund for the period ended May 31, 1997, were as follows:

    RESERVE BLUE CHIP GROWTH FUND                          CLASS A                            CLASS D
    -----------------------------               --------------------------------      ------------------------
                                                          Year Ended                       Year Ended
                                                          May 31, 1997                     May 31, 1997
                                                --------------------------------      ------------------------
                                                 Shares                Amount         Shares           Amount
                                                -------             -----------       ------          --------
         Sold                                    76,231             $ 1,119,812        3,957          $ 56,537
         Reinvested                               4,875                  67,171           84             1,152
         Redeemed                               (74,089)             (1,092,588)      (3,930)          (56,144)
                                                -------             -----------       ------          --------
         Net increase                             7,017             $    94,395          111          $  1,545
                                                =======             ===========       ======          ========

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997




RESERVE CONVERTIBLE SECURITIES FUND                    CLASS A                                 CLASS D
-----------------------------------          -------------------------------       -------------------------------
                                                   September 3, 1996                       September 3, 1996
                                             (commencement of operations) to       (commencement of operations) to
                                                     May 31, 1997                             May 31, 1997
                                             -------------------------------       --------------------------------
                                               Shares             Amount           Shares                   Amount
                                             ----------        -----------         ------                  --------
        Sold                                  2,026,485        $20,572,892          2,814                  $ 28,969
        Reinvested                               19,551            201,111             11                       113
        Redeemed                               (190,554)        (1,979,449)        (1,163)                  (12,163)
                                              ---------        -----------         ------                  --------
        Net increase                          1,855,482        $18,794,554          1,662                  $ 16,919
                                              =========        ===========         ======                  ========

RESERVE EMERGING GROWTH FUND                              CLASS A                             CLASS D
---------------------------------             -------------------------------       ----------------------------
                                                        Year Ended                            Year Ended
                                                       May 31, 1997                          May 31, 1997
                                              -------------------------------       ----------------------------
                                              Shares                 Amount         Shares              Amount
                                              -------             -----------       ------             ---------
        Sold                                  117,069             $ 1,999,906       10,982             $ 187,538
        Redeemed                              (84,292)             (1,389,829)      (9,047)             (150,817)
                                              -------             -----------       ------             ---------
        Net increase                           32,777             $   610,077        1,935             $  36,721
                                              =======             ===========       ======             =========


RESERVE INFORMED INVESTORS GROWTH FUND                                CLASS A                                      CLASS D
--------------------------------------                   --------------------------------                -----------------------
                                                                    Year Ended                                    Year Ended
                                                                   May 31, 1997                                  May 31, 1997
                                                         --------------------------------                -----------------------
                                                          Shares                 Amount                  Shares           Amount
                                                         --------              ----------                ------           ------
        Sold                                              116,034             $ 1,389,343                  911            $11,528
        Reinvested                                         37,456                 395,531                   --              --
        Redeemed                                         (121,475)             (1,425,528)                (814)            (9,644)
                                                         --------              ----------                 ----            -------
        Net increase                                       32,015             $   359,346                   97            $ 1,884
                                                         ========              ==========                 ====            =======


RESERVE INTERNATIONAL EQUITY FUND                    CLASS A                                       CLASS D
---------------------------------          ---------------------------                  ---------------------------
                                                    Year Ended                                  Year Ended
                                                   May 31, 1997                                May 31, 1997
                                           ---------------------------                  ---------------------------
                                            Shares            Amount                    Shares              Amount
                                           -------          ----------                  ------              -------
        Sold                               689,779          $8,029,446                  2,446               $27,617
        Redeemed                           (47,041)           (551,604)                  (562)               (6,687)
                                           -------          ----------                  -----               -------
        Net increase                       642,738          $7,477,842                  1,884               $20,930
                                           =======          ==========                  =====               =======

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE LARGE-CAP VALUE FUND                     CLASS A                               CLASS D
-----------------------------            -------------------------             ----------------------
                                                Year Ended                           Year Ended
                                               May 31, 1997                          May 31, 1997
                                         -------------------------             ----------------------
                                          Shares          Amount               Shares         Amount
                                         -------        ----------             ------        --------
Sold                                     108,518        $1,276,605              5,080        $ 68,502
Redeemed                                 (11,940)         (151,013)            (1,239)        (16,004)
                                         -------        ----------             ------        --------
Net increase                              96,578        $1,125,592              3,841        $ 52,498
                                         =======        ==========             ======        ========

RESERVE MID-CAP GROWTH FUND                   CLASS A                              CLASS D
---------------------------           -------------------------           ---------------------------
                                            Year Ended                            Year Ended
                                           May 31, 1997                          May 31, 1997
                                      -------------------------           ---------------------------
                                      Shares           Amount               Shares           Amount
                                      -------        ----------           --------        -----------
Sold                                  198,244        $2,390,365             58,332        $   727,999
Redeemed                              (44,223)         (530,105)          (114,850)        (1,398,508)
                                      -------        ----------           --------        -----------
Net increase                          154,021         1,860,260            (56,518)       $  (670,509)
                                      =======        ==========           ========        ===========


Transactions in capital stock of each Fund for the period ended May 31, 1996, were as follows:

RESERVE BLUE CHIP GROWTH FUND                  CLASS A                             CLASS D
-----------------------------          -------------------------             --------------------
                                                                              February 13, 1996
                                                                               (commencement
                                              Year Ended                      of operations) to
                                             May 31, 1996                        May 31, 1996
                                       -------------------------             --------------------
                                        Shares          Amount               Shares       Amount
                                       -------        ----------             ------       -------
Sold                                   203,145        $2,716,393              2,865       $40,705
Reinvested                              12,752           164,889                 --            --
Redeemed                               (37,574)         (517,167)                --            --
                                       -------        ----------              -----       -------
Net increase                           178,323        $2,364,115              2,865       $40,705
                                       =======        ==========              =====       =======


RESERVE EMERGING GROWTH FUND                           CLASS A                          CLASS D
----------------------------                  -------------------------           ---------------------
                                                                                    February 26, 1996
                                                                                     (commencement
                                                     Year Ended                     of operations) to
                                                    May 31, 1996                      May 31, 1996
                                              -------------------------           ---------------------
                                              Shares           Amount             Shares        Amount
                                              -------        ----------           ------       --------
Sold                                          251,367        $4,052,411           12,448       $229,569
Reinvested                                      5,916            93,770               --             --
Redeemed                                      (18,653)         (301,485)              --             --
                                              -------        ----------           ------       --------
Net increase                                  238,630        $3,844,696           12,448       $229,569
                                              =======        ==========           ======       ========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND                          CLASS A                                CLASS D
--------------------------------------                 ---------------------------             ----------------------
                                                                                                  February 13, 1996
                                                                                                   (commencement
                                                                Year Ended                        of operations) to
                                                               May 31, 1996                         May 31, 1996
                                                       ---------------------------             ----------------------

                                                        Shares            Amount               Shares         Amount
                                                       --------        -----------             ------        --------
Sold                                                    458,428        $ 6,230,788              1,953        $ 24,151
Reinvested                                               56,312            790,060                 --              --
Redeemed                                               (639,631)        (8,479,206)              (909)        (11,076)
                                                       --------        -----------              -----        --------
Net increase                                           (124,891)       $(1,458,358)             1,044        $ 13,075
                                                       ========        ===========              =====        ========


RESERVE INTERNATIONAL EQUITY FUND                 CLASS A                            CLASS D
---------------------------------        --------------------------             ------------------
                                                July 13, 1995                    March 11, 1996
                                                (commencement                    (commencement
                                              of operations) to                 of operations) to
                                                May 31, 1996                      May 31, 1996
                                         --------------------------             ------------------
                                          Shares          Amount                Shares      Amount
                                         -------        ----------              ------      ------
Sold                                     329,964        $3,459,234                552       $6,000
Redeemed                                 (12,037)         (122,619)                --           --
                                         -------        ----------                ---       ------
Net increase                             317,927        $3,336,615                552       $6,000
                                         =======        ==========                ===       ======

RESERVE LARGE-CAP VALUE FUND                     CLASS A
----------------------------             ------------------------
                                              January 2, 1996
                                              (commencement
                                             of operations) to
                                                May 31, 1996
                                         -------------------------
                                         Shares           Amount
                                         -------        ----------
Sold                                     112,729        $1,165,180
Redeemed                                    (292)           (3,152)
                                         -------        ----------
Net increase                             112,437        $1,162,028
                                         =======        ==========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND                    CLASS A                           CLASS D
---------------------------            -----------------------           -------------------------
                                           March 13, 1996
                                            (Commencement
                                          of operations) to                   Year Ended
                                            May 31, 1996                     May 31, 1996
                                       -----------------------           -------------------------
                                       Shares         Amount             Shares           Amount
                                       ------        --------            -------        ----------
Sold                                   11,491        $139,077            207,997        $2,206,682
Redeemed                                 (810)        (10,000)           (11,798)         (133,694)
                                       ------        --------            -------        ----------
Net increase                           10,681        $129,077            196,199        $2,072,988
                                       ======        ========            =======        ==========


6.    MANAGEMENT'S USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



7.   FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

RESERVE BLUE CHIP GROWTH FUND                                  CLASS A                                          CLASS D
-----------------------------               -------------------------------------------------     ---------------------------------
                                                                             October 28, 1994                     February 13, 1996
                                                                             (commencement of                     (commencement of
                                             Year Ended       Year Ended      operations) to       Year Ended      operations) to
                                            May 31, 1997     May 31, 1996      May 31, 1995       May 31, 1997      May 31, 1996
                                            ------------     ------------    ----------------     ------------    -----------------
NET ASSET VALUE, beginning of period           $ 14.91           $12.03           $10.00           $ 14.88              $13.49
                                               -------           ------           ------           -------              ------
Income from investment operations
  Net investment loss                            (0.17)            (.10)            (.03)            (0.46)               (.04)
  Net realized and unrealized gain                0.91             3.62             2.06              1.08                1.43
                                               -------           ------           ------           -------              ------
Total from investment operations                  0.74             3.52             2.03              0.62                1.39
Less distribution from net realized gain          (.19)            (.64)              --              (.19)                 --
                                               -------           ------           ------           -------              ------
NET ASSET VALUE, end of period                 $ 15.46           $14.91           $12.03           $ 15.31              $14.88
                                               =======           ======           ======           =======              ======

Total Return                                      5.12 %          30.10 %          20.30%(2)          4.32 %             10.30 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $ 5,428           $5,130           $1,993           $    46              $   43
Ratio of expenses to average net assets
  before waiver                                   1.75 %           1.75 %           1.75%(1)          2.50 %               2.50 %(1)
Ratio of expenses to average net assets,
  net of waiver                                   1.75 %           1.75 %           1.73%(1)          2.50 %               2.50 %(1)
Ratio of net investment loss to
  average net assets, before waiver              (1.13)%          (0.94)%          (0.72)%(1)        (1.90)%              (1.70)%(1)
Ratio of net investment loss to average
  net assets, net of waiver                      (1.13)%          (0.94)%          (0.70)%(1)        (1.90)%              (1.70)%(1)
Portfolio turnover rate                            109 %             72 %             68 %             109 %                 72 %
Average commission per share on
  portfolio transactions                       $0.0419           $ 0.06              N/A           $0.0419              $ 0.06


RESERVE CONVERTIBLE SECURITIES FUND                              CLASS A                 CLASS D
-----------------------------------                         -----------------       -----------------
                                                            September 3, 1996       September 3, 1996
                                                            (commencement of        (commencement of
                                                             operations) to          operations) to
                                                              May 31, 1997            May 31, 1997
                                                            -----------------       -----------------
NET ASSET VALUE, beginning of period                             $ 10.00                $ 10.00
                                                                 -------                -------
Income from investment operations
  Net investment income                                             0.34                   0.33
  Net realized and unrealized gain (loss)                           0.99                   0.98
                                                                 -------                -------
Total from investment operations                                    1.33                   1.31
Less distribution from net investment
  income and realized gain                                          (.25)                  (.25)
                                                                 -------                -------
NET ASSET VALUE, end of period                                   $ 11.08                $ 11.06
                                                                 =======                =======

Total Return                                                       13.53 %(2)             13.33 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period                           $20,553               $     18
Ratio of expenses to average net assets before waiver               2.36 %(1)              3.37 %(1)
Ratio of expenses to average net assets, net of waiver              0.52 %(1)              0.83 %(1)
Ratio of net investment income to average
  net assets, before waiver                                         3.67 %(1)              2.57 %(1)
Ratio of net investment income to average net assets,
  net of waiver                                                     5.52 %(1)              5.12 %(1)
Portfolio turnover rate                                              113 %                  113 %
Average commission per share on
  portfolio transactions                                         $0.0564               $ 0.0564

----------------------------
(1)  Annualized
(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997

RESERVE EMERGING GROWTH FUND                                   CLASS A                                         CLASS D
----------------------------                  -----------------------------------------------    ---------------------------------
                                                                            November 14, 1994                    February 26, 1996
                                                                            (commencement of                     (commencement of
                                               Year Ended     Year Ended     operations) to       Year Ended      operations) to
                                              May 31, 1997   May 31, 1996     May 31, 1995       May 31, 1997      May 31, 1996
                                              ------------   ------------   -----------------    ------------    -----------------

NET ASSET VALUE, beginning of period            $ 19.56        $12.21            $10.00            $ 19.52            $16.88
                                                -------        ------            ------            -------            ------
Income from investment operations
  Net investment loss                             (0.28)         (.17)             (.09)             (0.49)             (.04)
  Net realized and unrealized gain (loss)         (3.76)         8.05              2.30              (3.67)             2.68
                                                -------        ------            ------            -------            ------
Total from investment operations                  (4.04)         7.88              2.21              (4.16)             2.64
Less distribution from net realized gain             --          (.53)               --                 --                --
                                                -------        ------            ------            -------            ------
NET ASSET VALUE, end of period                  $ 15.52        $19.56            $12.21            $ 15.36            $19.52
                                                =======        ======            ======            =======            ======

Total Return                                     (20.65)%       65.55 %           22.10 %(2)        (21.31)%           15.64%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period          $ 5,789        $6,657            $1,241            $   221            $  243
Ratio of expenses to average net assets            1.75 %        1.75 %            1.75 %(1)          2.50 %             2.50%(1)
Ratio of net investment loss to
  average net assets                              (1.69)%       (1.70)%           (1.62)%(1)         (2.45)%          (2.48)%(1)

Portfolio turnover rate                              28 %          38 %              43 %               28 %               38%
Average commission per share on
  portfolio transactions                        $0.0048        $ 0.01               N/A            $0.0048            $ 0.01

RESERVE INFORMED INVESTORS GROWTH FUND                        CLASS A                                          CLASS D
--------------------------------------       ------------------------------------------------       --------------------------------
                                                                            December 28, 1994                         March 22, 1996
                                                                            (commencement of                        (commencement of
                                              Year Ended    Year Ended       operations) to           Year Ended     operations) to
                                             May 31, 1997  May 31, 1996       May 31, 1995           May 31, 1997     May 31, 1996
                                             ------------  ------------     -----------------        ------------    ---------------
NET ASSET VALUE, beginning of period           $ 14.36         $11.99            $10.00                $ 14.33         $12.29
                                               -------         ------            ------                -------         ------
Income from investment operations
       Net investment loss                       (0.07)         (0.33)             (.07)                 (0.18)          (.06)
       Net realized and unrealized gain          (1.66)          3.87              2.06                  (1.64)          2.10
                                               -------         ------            ------                -------         ------
Total from investment operations                 (1.73)          3.54              1.99                  (1.82)          2.04
Less distribution from net realized gain         (1.15)         (1.17)               --                  (1.15)            --
                                               -------         ------            ------                -------         ------
NET ASSET VALUE, end of period                 $ 11.48         $14.36            $11.99                $ 11.36         $14.33
                                               =======         ======            ======                =======         ======

Total Return                                    (11.35)%        29.75 %           19.90 %(2)            (12.04)%        16.60 %(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period         $ 5,477         $6,393            $6,837                $    13         $   15
Ratio of expenses to average net assets           1.75 %         1.75 %            1.75 %(1)              2.50 %         2.50 %(1)
Ratio of net investment loss to
  average net assets                             (0.57)%        (1.57)%           (1.62)%(1)             (1.26)%        (2.32)%(1)

Portfolio turnover rate                            255 %          132 %              59 %                  255 %          132 %
Average commission per share on
  portfolio transactions                       $0.0612         $ 0.05               N/A                $0.0612         $ 0.05


----------------------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE INTERNATIONAL EQUITY FUND                             CLASS A                                      CLASS D
---------------------------------              --------------------------------------       --------------------------------------
                                                                      July 13, 1995                               March 11, 1996
                                                                    (commencement of                             (commencement of
                                                Year Ended           operations) to          Year Ended           operations) to
                                               May 31, 1997           May 31, 1996          May 31, 1997           May 31, 1996
                                               --------------------------------------       --------------------------------------
NET ASSET VALUE, beginning of period           $      11.26         $      10.00            $      11.25         $      10.79
                                               ------------         ------------            ------------         ------------
Income from investment operations
  Net investment loss                                 (0.07)                (.05)                  (0.15)                (.01)
  Net realized and unrealized gain                     1.40                 1.31                    1.39                  .47
                                               ------------         ------------            ------------         ------------
Total from investment operations                       1.33                 1.26                    1.24                  .46
                                               ------------         ------------            ------------         ------------
NET ASSET VALUE, end of period                 $      12.59         $      11.26            $      12.49         $      11.25
                                               ============         ============            ============         ============

Total Return                                          11.81%               12.60%(2)               11.02%                4.26%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $     12,099         $      3,578            $         30         $          6
Ratio of expenses to average net assets
  before waiver                                        2.00%                2.00%(1)                2.75%                2.75%(1)
Ratio of expenses to average net assets,
  net of waiver                                        2.00%                1.99%(1)                2.75%                2.75%(1)
Ratio of net investment loss to average
  net assets before waiver                             0.82%               (0.92)%(1)               1.63%               (0.70)%(1)
Ratio of net investment loss to average
  net assets net of waiver                             0.82%               (0.91)%(1)               1.63%               (0.70)%(1)
Portfolio turnover rate                                  52%                  70%                     52%                  70%
Average commission per share on
  portfolio transactions                       $     0.0273         $       0.02            $     0.0273         $       0.02


RESERVE LARGE-CAP VALUE FUND                                CLASS A                          CLASS D
----------------------------                  ------------------------------------       ----------------
                                                                   January 2, 1996
                                                                  (commencement of
                                               Year Ended          operations) to           Year Ended
                                              May 31, 1997          May 31, 1996           May 31, 1997
                                              ------------------------------------       ----------------
NET ASSET VALUE, beginning of period          $     10.95         $     10.00            $     10.95
                                              -----------         -----------            ===========
Income from investment operations
  Net investment loss                               (0.03)              (0.01)                 (0.05)
  Net realized and unrealized gain                   3.69                0.96                   3.61
                                              -----------         -----------            -----------
Total from investment operations                     3.66                0.95                   3.56
                                              -----------         -----------            -----------
NET ASSET VALUE, end of period                $     14.61         $     10.95            $     14.51
                                              ===========         ===========            ===========

Total Return                                        33.42%               9.50%(2)              32.51%(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     3,054         $     1,231            $        56
Ratio of expenses to average net assets              1.75%               1.75%(1)               2.50%
Ratio of net investment loss to average
  net assets                                        (0.32)%             (0.32)%(1)             (1.07)%

Portfolio turnover rate                                18%                  0 %                   18%
Average commission per share on
  portfolio transactions                      $    0.0684         $      0.08            $    0.0684

----------------------------
(1)  Annualized

(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND                                  CLASS A                                  CLASS D
---------------------------                   ------------------------------------       ----------------------------------
                                                                   March 13, 1996
                                                                  (commencement of
                                               Year Ended          operations) to         Year Ended          Year Ended
                                              May 31, 1997          May 31, 1996         May 31, 1997        May 31, 1996
                                              ------------------------------------       ----------------------------------
NET ASSET VALUE, beginning of period          $     12.29         $     10.94            $     12.27         $     10.00
                                              -----------         -----------            -----------         -----------
Income from investment operations
  Net investment loss                               (0.11)               (.01)                 (0.28)              (0.17)
  Net realized and unrealized gain                   1.02                1.36                   1.10                2.44
                                              -----------         -----------            -----------         -----------
Total from investment operations                     0.91                1.35                   0.82                2.27
                                              -----------         -----------            -----------         -----------
NET ASSET VALUE, end of period                $     13.20         $     12.29            $     13.09         $     12.27
                                              ===========         ===========            ===========         ===========

Total Return                                         7.40%              12.34%(2)               6.68%              22.70%

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     2,174         $       131            $     1,828         $     2,408
Ratio of expenses to average net assets              1.75%               1.74%(1)               2.50%               2.49%
Ratio of net investment loss to average
  net assets                                        (1.31)%             (0.97)%(1)             (2.08)%             (2.00)%

Portfolio turnover rate                               102%                 85%                   102%                 85%
Average commission per share on
  portfolio transactions                      $    0.0545         $      0.04            $    0.0545         $      0.04


----------------------------

    (1)  Annualized

    (2) Total return is not annualized, and does not reflect impact of sales load.

                          RESERVE PRIVATE EQUITY SERIES
                        RESERVE INTERNATIONAL EQUITY FUND
                    810 SEVENTH AVENUE, NEW YORK, N.Y. 10019
                                 (800) 637-1700
                                 ---------------
                       STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information describes Reserve Private Equity Series ("Trust") and the Reserve International Equity Fund ("International Equity Fund" or "Fund"). This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained (without charge) from Reserve Private Equity Series. This Statement is dated October 1, 1997.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
            Investment Policies                                               2
            Other Policies                                                    3
            Trustees and Officers of the Trust                                5
            Investment Management and Other Agreements                        6
            Portfolio Turnover, Transaction Charges and
                  Allocation                                                  8
            Shares of Beneficial Interest                                     9
            Purchase, Redemption and Pricing of Shares                       10
            Distributions and Taxes                                          11
            Performance Information                                          14
            Report of Independent Accountants                                16
            Financial Information                                            17

                               INVESTMENT POLICIES

      The Fund has adopted as fundamental policies the following limitations on its investment activities. These fundamental policies may not be changed without a majority vote of the Fund shareholders, as defined in the Investment Company Act of 1940. The International Equity Fund may not:

(1) borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount not to exceed 33 1/3% of the market value of its assets; (2) issue senior securities as defined in the Investment Company Act of 1940 except that the Fund may borrow money in accordance with limitation (1);
(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws; (4) invest 25% or more of the value of its total assets in the securities of issues in any particular industry; (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts except the Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts; (6) invest in voting securities or in companies for the purpose of exercising control; and (7) purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

      The Fund has reserved the right to purchase and write interest rate futures contracts, and put and call options on interest rate futures contracts. The Fund does not intend to use these techniques for the foreseeable future and that shareholders will be given notice should the Fund determine that they will be used.

      In addition to the fundamental investment policies listed above, the Fund has voluntarily adopted certain policies that may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders. In accordance with such policies and restrictions the Fund cannot:

      (1) purchase from or sell investment securities to any of the officers or Trustees of the Trust, its investment Adviser its investment Sub-Adviser, its principal underwriter or the officers, principals or directors of its investment Adviser, investment Sub-Adviser or principal underwriter; and (2) purchase or retain securities of an issuer any of whose officers, directors, trustees or securityholders is an officer or Trustee of the Trust or a member, officer, director or trustee of the investment Adviser or Sub-Adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one % (1/2 of 1%) of the securities (taken at market value) of such issuer and such individuals owning more than one-half of one % (1/2 of 1%) of such securities together beneficially own more than 5% of such securities or both.


      As a non-diversified company, the Fund is permitted to invest all of its assets in a limited number of issuers. However, it intends to comply with Subchapter M of the Internal Revenue Code in order to qualify as a regulated investment company for federal income tax purposes. To so qualify, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the value of its total assets is represented by cash, cash items, securities issued by the U.S. Government or its agencies or instrumentalities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than the U.S. Government or its agencies or instrumentalities or regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. In the event of a decline in the market value of the securities of one or more such issuers exceeding 5%, an investment in the Fund could entail greater risk than in a fund which has a policy of diversification.

SECURITIES OF FOREIGN COMPANIES. Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign companies compared to reports and ratings that are published about companies in the United States.

      It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times volatility of price can be greater than in the United States. Commissions on foreign stock exchanges are generally higher than commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

      With respect to certain foreign countries, there is the possibility of adverse changes in investments or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Shareholders otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for their proportionate share of such foreign taxes paid by the Fund.

                                 OTHER POLICIES

LENDING OF SECURITIES. The Fund may, to increase its income, lend its securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the United States Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more negotiated loan fees, interest on securities used as collateral or interest on short term debt securities purchased with such collateral, either of which type of interest may be shared with the borrower. The Fund may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements including the rules of The New York Stock Exchange, which require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. While voting rights may pass with the loaned securities, if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Sub-Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

      Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 for which there is a readily available market will not be deemed to be illiquid if they meet guidelines established by the Board of Trustees. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of potential purchasers;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

DEFENSIVE POSITION. For temporary defensive purposes, the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such circumstances, the Fund will increase its position in debt securities, which may include short-term U.S. Government securities and U.S. dollar- or foreign currency-denominated short-term indebtedness, cash equivalents and fixed-income securities issued or guaranteed by governmental entities, or by companies or supranational organizations (e.g., International Bank for Reconstruction and Development and the European community) rated AA or better by Standard & Poor's Corporation, or Aa or better by Moody's Investor Service, Inc.; or if not so rated, of equivalent investment quality as determined by the Adviser. Apart from periods of defensive investment, the Fund may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in U.S. dollar-denominated money-market instruments.

                       TRUSTEES AND OFFICERS OF THE TRUST

      +BRUCE R. BENT, President, Treasurer and Trustee, 810 Seventh Avenue, New York, NY 10019.

      Mr. Bent is President, Treasurer, and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET"),
Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity Series ("RPES"), Director, Vice President and Secretary of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation, and Chairman and Director of Resrv Partners, Inc. Before 1968, he was associated with Stone & Webster Securities Corp., and previously, Teachers Insurance and Annuity Association.

      EDWIN EHLERT, JR., Trustee, 125 Elm Street, Westfield, New Jersey 07091.

      Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency formerly called Travelong of Westfield, Inc.) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RNYTET, RTET and RPES.


      HENRI W. EMMET, Trustee, 1535 Presidential Drive, Apt. 4A. Columbus, OH 43212.



      Mr. Emmet retired as the Managing Director of Servus Associates, Inc., and U.S.A. Representative of the First National Bank of Southern Africa in 1996. He is currently Trustee of RF, RIT, RNYTET, RTET and RPES. Until 1989, he was Senior Vice President of the New York branch of Banque Nationale de Paris.

      +*DONALD J. HARRINGTON, C.M., Trustee, St. John's University, Jamaica, New York 11439.


      The Reverend Harrington is President of St. John's University (NY) and a Trustee of RF, RIT, RNYTET, RTET and RPES. The Reverend Harrington served as President of Niagara University from 1984 to 1989 and was Executive Vice President of Niagara University from 1981 to 1984.

      MICHELLE L. NEUFELD, Counsel and Secretary and Trustee, 810 Seventh Avenue, New York, NY 10019.

      Ms. Neufeld is Counsel and Secretary of RF, RIT, RTET, RNYTET and RPES. Before joining The Reserve Funds in 1997, Ms. Neufeld was a staff attorney at the NASD Regulation, Inc.

      PAT A. COLLETTI, Controller, 810 Seventh Avenue, New York, New York 10019.

      Mr. Colletti is Controller of RF, RIT, RTET, RNYTET and RPES. Prior to joining the Reserve funds in 1985, Mr. Colletti was Supervisor of Accounting of Money Market Funds for the Dreyfus Corporation.
---------------
+Interested Trustee within the meaning of the Investment Company Act of 1940. *Father Harrington is a member of the Board of Directors of Bear, Stearns & Co.,
 Inc.

      Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.



                              COMPENSATION TABLE

                           AGGREGATE               TOTAL COMPENSATION
                          COMPENSATION         FROM FUND AND FUND COMPLEX
  NAME OF TRUSTEE          FROM FUND*   (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE*
 ------------------------------------------------------------------------------
 Edwin Ehlert, Jr.             $120.09                $30,500
 Henri W. Emmet                $133.87                $34,000
 Rev. Donald J. Harrington     $118.11                $30,000


Amounts shown are for the Fund's fiscal year ending May 31, 1997.

                   INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

      THE ADVISER. Reserve Management Company, Inc. ("Adviser"), 14 Locust Place, Manhasset, New York, 11030, a registered investment Adviser, manages the Trust and provides it with investment advice pursuant to an Investment Management Agreement. Under the Investment Management Agreement, the Adviser manages the Fund, including effecting purchases and sales of investment securities, is responsible for the day-to-day oversight of the Trust's operations and to otherwise administer the affairs of the Trust as it deems advisable subject to the overall control and direction of the Trustees and the investment policies and limitations of the Trust described in the Prospectus and Statement of Additional Information. RMCI pays all employee costs and other ordinary operating costs of each Fund pursuant to the Investment Management brokerage Agreement which include: registration fees paid to the commission and state regulators, costs associated with the annual update of each Fund's registration statement, auditing annual financial statements, and printing and mailing costs (exclusive of those associated with the Service Plan). Excluded from ordinary operating costs are interest charges, taxes, fees, extraordinary legal and accounting fees and expenses, payments made pursuant to the Trust's Distribution Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share.

      For its management services, and for paying all of the employee costs, costs of the Sub-Adviser and other ordinary operating expenses of the Trust, RMCI is periodically paid a comprehensive fee, at the annual rate of 1.75% per annum of the average daily net assets of the Fund.


      The Investment Management Agreement is subject to annual review and approval by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such renewal. The Agreement terminates automatically upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Adviser.


      THE SUB-ADVISER. Pinnacle Associates Ltd., ("Sub-Adviser"), 666 Fifth Avenue, New York, New York 10103, a registered investment Adviser, acts as Sub-Adviser to the Fund. The Adviser and Trust have entered into a Sub-Advisory Agreement with the Sub- Adviser pursuant to which the Adviser will pay any fees of the Sub-Adviser. The Sub-Advisory Agreement is subject to annual review and approval by the Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such renewal. The agreement automatically terminates upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Sub-Adviser.

      CUSTODIAN. The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 is Custodian for the cash and securities of the Trust. The Custodian maintains custody of the Trust's cash and securities, handles its securities settlements and performs transaction processing for receipts and disbursements in connection with the purchase and sale of the Trust's shares.

      DISTRIBUTION AGREEMENT. Resrv Partners, Inc. ("RESRV"), 810 Seventh Avenue, New York, New York 10019, is a distributor of the shares of the Trust. RESRV is a "principal underwriter" for the Trust within the meaning of the Investment Company Act of 1940, and as such acts as agent in arranging for the continuous offering of Trust shares. RESRV has the right to enter into dealer agreements with brokers or other persons of its choice for the sale of Trust shares. RESRV's principal business is the distribution of shares of mutual funds and it has retained no underwriting commissions during the last three fiscal years.

      The Distribution Agreement must be approved annually by the Trustees, including a majority of those who are not "interested persons," as defined in the Investment Company Act of 1940.

      SERVICE PLAN. The Trust maintains a Service Plan ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a plan adopted by the Board and approved by its shareholders. Pursuant to the Plan, the Distributor or its affiliates may make payments ("assistance payments") to brokers, financial institutions and financial intermediaries ("payees") in respect of Trust shareholder accounts ("qualified accounts") as to which the payee has rendered distribution assistance or other services. The Distributor may also retain amounts to pay for advertising and marketing expenses. Assistance payments by the Distributor are made to payees at an annual rate of .25% of the average net asset value. The Trustees have determined that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders and that its costs are primarily intended to result in the sale of the Trust's shares.

      Under the Plan, the Trust's officers report quarterly the amounts and purposes of assistance payments to the Trustees. During the continuance of the Plan the selection and nomination of the disinterested Trustees of the Trust are at the discretion of the disinterested Trustees currently in office.

      The Plan and related agreements may be terminated at any time by a vote of a majority of the outstanding voting securities of the Fund. The Plan and related agreements may be renewed from year to year if approved by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons", as defined in the Investment Company Act of 1940. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a majority vote of the Board of Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

      The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investment and the assistance payments received by such banks under the Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the Plan for activities not primarily intended to result in the sale of a Fund's shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court concerning payments to banks contemplated by the Plan, any such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states.

      INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 1301 Avenue of Americas, New York, New York 10019 is the Trust's independent accountants.

             PORTFOLIO TURNOVER, TRANSACTION CHARGES AND ALLOCATION

      The Fund will not attempt to achieve, nor will it be limited to, a predetermined rate of portfolio turnover. Turnover rate is the lesser of purchases or sales of portfolio securities for a year (excluding all securities with maturities of one year or less) divided by the monthly average of the market value of such securities.


      Subject to the overall supervision of the officers of the Trust its Board of Trustees, and the Adviser, the Sub-Adviser places all orders for the purchase and sale of the Trust's investment securities. In general, in the purchase and sale of investment securities the investment Adviser will seek to obtain prompt and reliable execution of orders at the most favorable prices or yields. In determining best price and execution, the investment Adviser may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Trust's investment Adviser, and any statistical, research, or other services provided by the dealer. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Trust as determined in good faith by the Trust's investment Adviser. Brokers or dealers who execute investment securities transactions for the Trust may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers. Subject to procedures adopted by and the supervision of the Board of Trustees, the Sub-Adviser is authorized to place portfolio transactions with brokers or dealers affiliated with it provided the commission or fee charged is comparable to that charged by non-affiliated brokers or dealers on comparable transactions involving similar securities being purchased or sold during a comparable period of time on a securities exchange. Any such transactions will be in accordance with Rule 17e-1 under the Investment Company Act of 1940.


      When transactions are made in the over-the-counter market, the Trust deals with the primary market makers unless more favorable prices are otherwise obtainable.

                          SHARES OF BENEFICIAL INTEREST


      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an interest in the respective series of the Trust proportionately equal to the interest of each other share. If they deem it advisable in the best interests of shareholders, the Trustees of the Trust may classify or reclassify any unissued shares of the Trust by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of the stock. Any changes would be required to comply with any applicable state and Federal securities laws. These currently require that each series be preferred over all other series in respect of assets specifically allocated to such series. It is anticipated that under most circumstances, the rights of any additional series would be comparable unless otherwise required to respond to the particular situation. Upon liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of their respective series of the Trust available for distribution to such shareholders. No changes can be made to the Trust's issued shares without shareholder approval.


      Each Fund share when issued is fully paid, nonassessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of its series, equal rights to all dividends and other distributions from its series, and one vote for all purposes. Shares of separate series vote together for the election of Trustees and have noncumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      Regulations of the Securities and Exchange Commission provide that if a series is separately affected by a matter requiring a vote (election of Trustees, ratification of independent accountant selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the Trust as a whole), each such series votes separately. Each series votes separately on such matters as approval of the Investment Management Agreement, material amendments to the Service Plan, and majority of the effected shareholders. For this purpose a "majority" is constituted by either 50% of all shares voting as a group or 67% of the shares voted as a group at an annual meeting of shareholders at which at least 50% of the shares of each group are represented.

      As of August 30, 1997, the following persons owned of record or beneficially 5% or more of the Fund's outstanding shares: Steven J. Binkley, 2843 Coventry Lane, Waukesha, WI 53188 (39.2%) (Class D); Donaldson Lufkin Jenrette Securities Corp, P.O. Box 2052, Jersey City, NJ 07303 (6.6%) (Class
D); Jill L. Perman, 404 Springfield Street, Wilbraham, MA 01095 (4.5%) (Class
D); M. McArthur-Phillips, 1713 SE 23rd Road, Portland, OR 97214, (30.8%) (Class
D); Keven & Mary Martin, 45 Park Avenue, Mt. Kisco, NY 10549 (42.9%) (Class D); Stephen M. Gilder, 9 Krystal Dr., Somers, NY 10589 (8.9%) (Class D);
Washington Tr. Centra, P.O. Box 2127, Spokane, WA 99210 (13.2%) (Class A); Washington TR Veba, P.O. Box 2127, Spokane, WA 99210 (10.8%) (Class A); Washington TR WWP, P.O. Box 2127, Spokane, WA 99210 (11.3%) (Class A); Charles Schwab & Co, 101 Montgomery St., San Francisco, CA 94109 (21.8%) (Class A); and Reserve Management Co. Inc., 810 Seventh Avenue, NY, NY 10019 (10.7%) (Class A).

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

      Redemption payments are normally made by check or wire transfer, but the Trust may be authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of portfolio instruments valued at the same time as the redemption net asset value is determined). The Trust has made an election committing it to pay in cash all requests for redemption from the series involved, by any shareholder or record, limited during any 90-day period to the lesser of $250,000 or 1% of the net assets of the series at the beginning of the period. The election is irrevocable pursuant to rules and regulations under the Investment Company Act or 1940 unless withdrawal is permitted by order of Securities and Exchange Commission. In disposing of such securities an investor might incur transaction costs and on the date of disposition might receive an amount less than the net asset value of the redemption.


      DETERMINATION OF NET ASSET VALUE. Shares are offered at net asset value. The net asset value of the Fund is calculated at the end of each business day (currently 4:00 PM New York time) that the New York Stock Exchange is open for trading and on other days there is a sufficient degree of trading to materially affect the Fund's net asset value. The net asset value is not calculated on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, Christmas Day and on other days the New York Stock Exchange is closed for trading. The net asset value per share of the Fund is determined by adding the value of all its securities and other assets, subtracting its liabilities and dividing the result by the total number of outstanding shares in the Fund.


      Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the last bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities in foreign currencies are translated into United States dollars at the prevailing rates of exchange. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                             DISTRIBUTIONS AND TAXES

      The following is a general description of certain tax rules relating to the Fund. It is not exhaustive and prospective investors may wish to consult their tax advisers.

      The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 ("Code") so long as such qualification is in the best interests of shareholders. If it so qualifies, the Fund generally will not be subjected to federal income tax on such distributed amounts. Shareholders of the Fund, however, will be subject to federal income tax on any ordinary net income and net capital gains realized by the Fund and distributed to shareholders as regular or capital gains dividends, whether distributed in cash or in the form of additional shares. Net long-term capital gains distributions will be taxable to shareholders as long-term capital gains, regardless of the length of time the corresponding shares have been held.

      Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss (if the shares are capital assets in the shareholder's hands) and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

      In order to qualify as a "regulated investment company" under the Code, the Fund must, among other things, in each taxable year distribute at least 90% of its taxable income to shareholders, derive at least 90% of its gross income from dividends, interest and gains from the sale or disposition of securities and derive less than 30% of its gross income from the sale or disposition of securities held for less than three months. Accordingly, the Fund will be subject to certain restrictions including restrictions in the writing of options on securities which have been held for less than three months, purchasing and selling futures contracts held for less than three months, in the writing of options which expire in less than three months, and in effecting closing purchase transactions, with respect to options which have been written less than three months prior to such transactions.

      The Code imposes a non-deductible, 4% excise tax on regulated investment companies that do not distribute to their shareholders in each calendar year an amount equal to (i) 98% of their calendar year ordinary income; plus 98% of their capital gain net income (the excess of short- and long-term capital losses) for the one year period ending October 31. Dividends declared in December of any year to shareholders of record on any date in December will be deemed to have been received by the shareholders and paid by the Fund on the record date, provided such dividends are paid by February 1 as of the following year.

      Dividends and distributions declared payable to shareholders of record after September 30 of any year and paid before February 1 of the following year, are considered taxable income to shareholders December 31 in the year declared even though paid in the next year.

      Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident aliens are urged to consult their own tax adviser concerning the applicability of the United States withholding tax.

      The Code includes rules applicable to certain listed options, futures contracts, and options on futures contracts which the Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, generally are required to be treated as sold at market value on the last day of such fiscal year and on certain other dates for federal income tax purposes ("marked-to-market"). Generally, over-the-counter options are not classified as Section 1256 contracts and are not subject to the mark-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased by the Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.

      Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

      The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, this amount, character and timing of gains or losses form the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle position, the amount which may be distributed to Shareholder, and which, will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

      The Fund may be subject to non-U.S. tax on income and gains received from securities of non-U.S. issuers which generally is withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries which may entitle the Fund to a reduced rate of tax or exemption from tax on income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. The Fund intends to operate so as to qualify for tax treaty benefits where applicable. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund may operate so as to meet the requirements of the Code to "pass through" to its shareholders tax benefits attributable to foreign income taxes paid by the Fund. If more than 50% of the value of the Fund's total assets at the close of its taxable year is comprised of securities issued by foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election shareholders will be required to (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) subject to certain limitations, either deduct their pro rata share of foreign taxes in computing their taxable income, or use such share as foreign tax credit against U.S. income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. The Fund may meet the requirements to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. Each shareholder will be notified within 60 days after the close of the taxable year of the Fund if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid and (ii) the Fund's gross income from foreign sources.

      Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the Fund's income flows through to its shareholders. Gains from the sale of securities by the Fund will be treated as derived from U.S. sources and Section 988 gains will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals. The foregoing is only a general description of the foreign tax credit. Because application of a credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

      The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

      Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

      The foregoing is a general summary of certain provisions of the Code and Treasury Regulations in effect. For the complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

      The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

      Dividends paid by the Fund are generally expected to be subject to any state or local taxes on income. Shareholders should consult their own attorneys or tax advisers about the status of distributions from the Fund in their own tax jurisdictions.

                             PERFORMANCE INFORMATION

      The Fund may from time to time advertise its total return. Total return is computed by finding the average annual compounded rates of return over the 1,5 and 10 year periods or up to the life of the Fund that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV
      Where:         P =     a hypothetical initial payment of $1,000
                     T =     average annual total return
                     n =     number of years
                   ERV =     ending redeemable value of a hypothetical
                             $1,000 payment made at the beginning of the 1, 5
                             or 10 year periods, at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

      In advertising and sales literature, the Fund may compare its performance to (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), the Russell 2000, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc. a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      The Fund may also compute aggregate total return for specified periods based on a hypothetical Fund account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of the account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.


      The Fund may also quote annual, average annual and annualized total return and aggregate total performance data both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Trustees of The Reserve Private Equity Series:


We have audited the accompanying statements of assets and liabilities of The Reserve Private Equity Series (comprising, respectively, Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund)) (collectively the "Trust"), including the schedules of portfolio investments, as of May 31, 1997, and the related statements of operations for the period presented, and the statements of changes in net assets and the financial highlights for each period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series constituting The Reserve Private Equity Series as of May 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.


New York, New York
June 27, 1997

                        THE RESERVE PRIVATE EQUITY SERIES
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BANKS (1.9%)
   BankBoston Corporation                                                     1,400               $102,200
                                                                                                  --------

   BEVERAGES (4.0%)
   PepsiCo, Inc.                                                              6,000                220,500
                                                                                                  --------

   BUILDING MATERIALS (1.8%)
*  American Standard Companies, Inc.                                          2,000                100,250
                                                                                                  --------

   CHEMICALS - MISCELLANEOUS (4.3%)
   ChemFirst, Inc.                                                            9,200                238,050
                                                                                                  --------

   COMPUTER SERVICES (2.2%)
*  Wang Laboratories, Inc.                                                    5,800                118,900
                                                                                                  --------

   COMPUTER SOFTWARE (5.8%)
*  CUC International, Inc.                                                    6,450                148,350
   National Data Corporation                                                  3,900                171,112
                                                                                                  --------
                                                                                                   319,462
                                                                                                  --------

   CONSUMER SERVICES (2.2%)
*  HFS, Inc.                                                                  2,200                118,525
                                                                                                  --------

   ELECTRONICS (6.8%)
   General Electric Company                                                   1,800                108,675
*  Perceptron, Inc.                                                           9,300                262,725
                                                                                                  --------
                                                                                                   371,400
                                                                                                  --------
   ENTERTAINMENT (3.1%)
   Walt Disney Company                                                        2,100                171,937
                                                                                                  --------

   FINANCIAL SERVICES (6.2%)
   Federal National Mortgage Association                                      5,200                226,850
   Pioneer Group, Inc.                                                        4,400                110,550
                                                                                                  --------
                                                                                                   337,400
                                                                                                  --------
   FOOD (2.3%)
*  Suiza Foods Corporation                                                    4,200                125,475
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.7%)
*  Assisted Living Concepts, Inc.                                             8,000                200,000
                                                                                                  --------

   MANAGED CARE (1.1%)
*  Physicians' Specialty Corporation                                         10,000                 61,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   MEDICAL SUPPLIES (1.3%)
*  LaserSight Corporation                                                    10,000             $   70,000
                                                                                                ----------

   MISCELLANEOUS CONSUMER (2.1%)
*  Gibson Greetings, Inc.                                                     5,300                115,275
                                                                                                ----------

   MISCELLANEOUS MANUFACTURING (5.6%)
   Warnaco Group, Inc.                                                        5,300                173,575
   Westinghouse Electric Corporation                                          6,500                131,625
                                                                                                ----------
                                                                                                   305,200
                                                                                                ----------

   MULTI-LINE INSURANCE (3.1%)
   The Hartford Financial Services Group, Inc.                                2,200                171,600
                                                                                                ----------

   OFFICE - BUSINESS EQUIPMENT (4.6%)
*  American Pad & Paper Company                                              13,500                249,750
                                                                                                ----------

   OIL/GAS EQUIPMENT SERVICES (2.0%)
*  Cairn Energy USA, Inc.                                                     9,200                108,675
                                                                                                ----------

   PACKAGED SOFTWARE (3.9%)
   Computer Associates International, Inc.                                    3,900                213,525
                                                                                                ----------

   PHARMACEUTICALS (7.1%)
*  Bio-Technology General Corporation                                         5,400                 78,300
   Eli Lilly & Company                                                        1,100                102,300
   Johnson & Johnson                                                          1,800                107,775
   Merck & Co., Inc.                                                          1,100                 98,863
                                                                                                ----------
                                                                                                   387,238
                                                                                                ----------
   PUBLISHING (4.2%)
   Harte-Hanks Communications                                                 7,800                233,025
                                                                                                ----------

   RADIO, TV & BROADCAST COMMUNICATION EQUIPMENT (4.6%)
*  American Radio Systems Corporation                                         1,400                 52,150
*  Sinclair Broadcast Group, Inc.                                             8,000                198,000
                                                                                                ----------
                                                                                                   250,150
                                                                                                ----------

   REAL ESTATE (4.6%)
   Insignia Financial Group, Inc., Class A                                   14,200                252,050
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                            SHARES/              VALUE
                                                                             UNITS              (NOTE 1)
                                                                             -----              --------
   SPECIAL INDUSTRIAL MACHINERY (3.1%)
   Thermo Electron Corporation                                                5,000          $     172,500
                                                                                             -------------

   TOTAL COMMON STOCKS (Cost $4,512,303) (91.6%)                                                 5,014,337

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  260,000                260,000
   Vista Treasury Plus Money Market Fund                                     70,000                 70,000
                                                                                             -------------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $330,000) (6.0%)                                          330,000
                                                                                             -------------

   TOTAL INVESTMENTS (Cost $4,842,303) (97.6%)                                                   5,344,337

   Other assets, less liabilities (2.4%)                                                           129,523
                                                                                             -------------
   NET ASSETS (100%)                                                                         $   5,473,860
                                                                                             =============


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $4,842,303, the aggregate gross unrealized appreciation for all investments was $707,511 and aggregate gross unrealized depreciation for all investments was $205,477.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   BASIC INDUSTRIAL COMMODITY (2.2%)
   First South Africa Corp, Ltd., 144A, 9%                         06/15/04        450,000      $  450,000
                                                                                                ----------

   BIO-TECHNOLOGY (3.9%)
   Chiron Corp., 144A, 1.9%                                        11/17/00        450,000         397,125
   NABI, Inc., 144A, 6.5%                                          02/01/03        500,000         414,375
                                                                                                ----------
                                                                                                   811,500
                                                                                                ----------

   COMMERCIAL SERVICES (1.8%)
   Pharmaceutical Marketing
     Services, Inc., 144A, 6.25%                                   02/01/03        450,000         360,000
                                                                                                ----------

   COMPUTER SOFTWARE (1.9%)
   MacNeal - Schwendler Corp., 7.875%                              08/18/04        400,000         392,000
                                                                                                ----------

   ELECTRONIC PRODUCTS - MISCELLANEOUS (1.9%)
   Trans-Lux Corp., 7.5%                                           12/01/06        375,000         390,000
                                                                                                ----------

   ENVIRONMENT - CONSULTING, ENGINEERING (1.1%)
   Roy F. Weston, Inc., 7%                                         04/15/02        270,000         229,500
                                                                                                ----------

   FOOD CHAINS (1.9%)
   Marsh Supermarkets, Inc., 7%                                    02/15/03        400,000         400,000
                                                                                                ----------

   GENERAL INDUSTRIAL MACHINE & EQUIPMENT (2.0%)
   Robbins & Myers, Inc., 6.5%                                     09/01/03        300,000         412,500
                                                                                                ----------

   HOTEL - MOTEL (3.4%)
   Hilton Hotels Corp., 5%                                         05/15/06        350,000         380,625
   Signature Resorts, Inc., 5.75%                                  01/15/07        350,000         316,750
                                                                                                ----------
                                                                                                   697,375
                                                                                                ----------

   MEDICAL - HMO (3.9%)
   FPA Medical Management, Inc., 6.5%                              12/15/01        400,000         421,000
   PhyMatrix Corp., 6.75%                                          06/15/03        450,000         389,250
                                                                                                ----------
                                                                                                   810,250
                                                                                                ----------

   OIL - DOMESTIC (2.7%)
   Lomak Petroleum, Inc., 144A, 6%                                 02/01/07        350,000         395,500
   Snyder Oil Corp., 7%                                            05/15/01        150,000         155,625
                                                                                                ----------
                                                                                                   551,125
                                                                                                ----------

   POLLUTION CONTROL (3.8%)
   USA Waste Services, Inc., 4%                                    02/01/02        350,000         362,250
   WMX Technologies, Inc., 2%                                      01/24/05        450,000         406,687
                                                                                                ----------
                                                                                                   768,937
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   PUBLISHING (2.0%)
   Scholastic Corp., 5%                                            08/15/05        500,000      $  403,750
                                                                                                ----------

   RETAIL STORES - DEPARTMENT (1.9%)
   Saks Holdings, Inc., 5.5%                                       09/15/06        450,000         398,250
                                                                                                ----------

   RETAIL - APPAREL (1.9%)
   Charming Shoppes, Inc., 7.5%                                    07/15/06        400,000         393,000
                                                                                                ----------

   RETAIL - SPECIALTY (1.8%)
   The Sports Authority, Inc., 5.25%                               09/15/01        400,000         360,500
                                                                                                ----------

   TRANSPORT - AIR FREIGHT (1.6%)
   Consolidated Logistics, 144A, 8%                                08/21/00        400,000         320,000
                                                                                                ----------

   WATER TREATMENT SYSTEMS (3.2%)
   United States Filter Corp., 4.5%                                12/15/01        650,000         665,438
                                                                                                ----------

   TOTAL CONVERTIBLE BONDS (Cost $8,647,471) (42.9%)                                             8,814,125
                                                                                                ----------


PREFERRED STOCKS

                                                                                                    VALUE
                                                                             SHARES                (NOTE 1)
                                                                             ------                --------
   BANKS (2.6%)
   National Australian Bank Ltd., 7.875%                                     20,000               $537,500
                                                                                                   -------

   CONTAINERS-METAL/GLASS (2.1%)
   Crown Cork & Seal Company, Inc., 4.5% 2/26/00                              8,000                434,000
                                                                                                   -------

   ENERGY (1.6%)
   Occidental Petroleum Corp., 144A, $3.875 Series 1993                       6,000                338,250
                                                                                                   -------

   ENTERTAINMENT (2.9%)
   Wellsford Residential Property, 7% Series A                               22,900                589,675
                                                                                                   -------

   FINANCIAL SERVICES (2.1%)
   SunAmerica, Inc., $3.1875 10/31/99                                        10,000                431,250
                                                                                                   -------

   GENERAL INDUSTRIAL MACHINES & EQUIPMENT (2.0%)
   Greenfield Industries, Inc., 144A, 6% 3/31/16                              9,000                409,500
                                                                                                   -------

   GLASS PRODUCTS (1.9%)
   Corning Delaware L.P., 6%                                                  5,000                399,375
                                                                                                   -------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


PREFERRED STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   GOLD MINING (1.6%)
   Coeur D'Alene Mines Corp., 7% 3/15/00                                     20,000             $  332,500
                                                                                                ----------

   HOTEL-MOTEL (1.8%)
   Host Marriott Corp., 144A, 6.75% 12/02/26                                  6,500                367,250
                                                                                                ----------

   MEDICAL - HMO (2.1%)
   Aetna, Inc., 6.25% 7/19/00                                                 4,700                431,225
                                                                                                ----------

   NATURAL GAS (2.0%)
   MCN Corp., 8.75% 4/30/99                                                  15,000                416,250
                                                                                                ----------

   OIL-DOMESTIC (5.5%)
   Mesa, Inc., 8%, Series A                                                  80,000                530,000
   Nuevo Energy, 5.75% 12/15/26 Series A                                      8,000                403,000
   Snyder Oil Corporation, $1.5                                               7,700                190,575
                                                                                                ----------
                                                                                                 1,123,575
                                                                                                ----------

   PAPER (1.9%)
   International Paper Co., 5.25% 7/20/25                                     7,500                386,250
                                                                                                ----------

   PUBLISHING (1.4%)
   Golden Books Family Entertainment, Inc., 144A,
     8.75% 8/20/16                                                            5,000                280,000
                                                                                                ----------

   PUBLISHING-NEWSPAPERS (2.1%)
   Hollinger International, Inc., 9.75% 8/01/00                              40,000                440,000
                                                                                                ----------

   REAL ESTATE (4.8%)
   Excel Realty, $2.125 Series A                                             16,000                426,000
   Redwood Trust, Inc., 9.74% Class B                                        10,000                567,500
                                                                                                ----------
                                                                                                   993,500
                                                                                                ----------

   RESTAURANTS (2.0%)
   Apple South, Inc., 144A, $3.5 3/01/27                                      7,000                420,875
                                                                                                ----------

   TELECOMMUNICATIONS (2.1%)
   Mobile Telecommunication
     Technologies Corp., 144A, $2.25                                         20,000                425,000
                                                                                                ----------

   TELECOMMUNICATIONS-BROADCAST (2.1%)
   Merrill Lynch & Company, 6% 6/01/99 Series COX                            20,000                427,500
                                                                                                ----------

TOTAL PREFERRED STOCKS (Cost $8,282,029) (44.6%)                                                $9,183,475
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


COMMON STOCKS

                                                                                                VALUE
                                                                             SHARES            (NOTE 1)
                                                                             ------            --------
   AEROSPACE (0.9%)
*  International Airline Support Group, Inc.                                 44,908        $       196,473
                                                                                           ---------------

   ENTERTAINMENT (1.4%)
*  Malibu Entertainment Worldwide, Inc.                                      70,000                280,000
                                                                                           ---------------

   MISCELLANEOUS MANUFACTURING (0.1%)
*  Disc Graphics, Inc. - Warrants Class "A", 11/01/99                        28,000                 21,000
                                                                                           ---------------

   NONHAZARDOUS WASTE DISPOSAL (0.2%)
*  Allied Waste Industries, Inc.                                              2,266                 33,423
                                                                                           ---------------

   OIL WELL SERVICES (3.6%)
*  SEACOR SMIT, Inc.                                                         14,400                745,200
                                                                                           ---------------

   PREHOSPITAL MEDICAL CARE, TRANSPORTATION (1.7%)
   Laidlaw, Inc., Class B                                                    25,663                346,451
                                                                                           ---------------

   TELECOMMUNICATIONS (0.6%)
*  Mobile Telecommunication Technologies Corp.                               10,000                121,875
                                                                                           ---------------

   TOYS (2.1%)
   Hasbro, Inc.                                                              15,000                435,000
                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $1,876,695) (10.6%)                                                    2,179,422
                                                                                           ---------------

TOTAL INVESTMENT SECURITIES (Cost $18,806,195) (98.1%)                                     $    20,177,022

Other assets, less liabilities (1.9%)                                                              394,238
                                                                                           ---------------
NET ASSETS (100%)                                                                          $    20,571,260
                                                                                           ===============


   Value of investments are shown as a percentage of Net Assets

*  Non-income-producing security

   For Federal income tax purposes, the tax basis of investments owned at May 31, 1997 was $18,806,195, the aggregate gross unrealized appreciation for all investments was $1,553,782 and aggregate gross unrealized depreciation for all investments was $182,955.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BIO-TECHNOLOGY (1.9%)
*  Genzyme Corporation                                                        4,800               $114,600
                                                                                                  --------

   CAPITAL GOODS - DIVERSIFIED (2.4%)
   Danaher Corporation                                                        3,000                145,500
                                                                                                  --------

   CAPITAL GOODS/INDUSTRIAL (1.9%)
*  Vishay Intertechnology, Inc.                                               3,836                112,703
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (6.3%)
*  ANADIGICS, Inc.                                                            4,500                149,063
   ECI Telecommunications Ltd. Designs                                        6,300                145,687
*  Saville Systems Ireland plc                                                2,000                 85,250
                                                                                                  --------
                                                                                                   380,000
                                                                                                  --------
   COMMUNICATION - NETWORK (3.4%)
*  ICG Communications, Inc.                                                   5,000                 80,000
*  PairGain Technologies, Inc.                                                6,000                125,250
                                                                                                  --------
                                                                                                   205,250
                                                                                                  --------
   COMPUTER NETWORKING (3.3%)
*  Ascend Communications, Inc.                                                3,600                200,700
                                                                                                  --------

   COMPUTER PERIPHERAL EQUIPMENT (0.9%)
*  Dialogic Corporation                                                       1,800                 52,650
                                                                                                  --------

   COMPUTER SERVICES (4.6%)
*  HNC Software, Inc.                                                         5,200                171,600
*  Rational Software Corporation                                              5,400                101,925
                                                                                                  --------
                                                                                                   273,525
                                                                                                  --------
   COMPUTER SOFTWARE (3.1%)
*  Business Objects S. A. - ADR                                               5,200                 50,050
*  Media 100, Inc.                                                            8,000                 46,000
*  Sapient Corporation                                                        2,000                 89,500
                                                                                                  --------
                                                                                                   185,550
                                                                                                  --------

   CONSUMER GROWTH (8.3%)
*  Activision, Inc.                                                          16,000                208,000
*  Conso Products Company                                                     7,625                101,031
*  Electronic Arts, Inc.                                                      3,700                118,400
*  Lin Television Corporation                                                 1,700                 73,738
                                                                                                  --------
                                                                                                   501,169
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   ELECTRONIC PRODUCTS - MISCELLANEOUS (0.5%)
   AVX Corporation                                                            1,000               $ 27,250
                                                                                                  --------

   ENERGY (2.7%)
   Cross Timbers Oil Company                                                  8,250                159,844
                                                                                                  --------

   HEALTH (4.3%)
*  HCIA, Inc.                                                                 2,300                 56,925
*  National Dentex Corporation                                                6,000                104,250
*  PacifiCare Health Systems, Inc.                                            1,200                 95,100
                                                                                                  --------
                                                                                                   256,275
                                                                                                  --------

   HOUSEHOLD FURNISHINGS & APPLIANCES (2.8%)
*  Williams-Sonoma, Inc.                                                      4,500                165,938
                                                                                                  --------

   MANAGED CARE (7.4%)
*  CRA Managed Care, Inc.                                                     2,500                114,375
*  Healthsource, Inc.                                                         4,000                 86,000
*  MedPartners, Inc.                                                          7,100                134,900
*  PhyCor, Inc.                                                               3,787                108,402
                                                                                                  --------
                                                                                                   443,677
                                                                                                  --------

   MISCELLANEOUS CONSUMER (2.5%)
*  On Assignment, Inc.                                                        4,000                152,500
                                                                                                  --------

   OFFICE-BUSINESS EQUIPMENT (2.4%)
*  HPR, Inc.                                                                  9,000                146,250
                                                                                                  --------

   OFFSHORE DRILLING (1.6%)
*  Parker Drilling Company                                                   10,000                 96,250
                                                                                                  --------

   OIL WELL SERVICES (1.3%)
*  Dawson Production Services, Inc.                                           7,000                 78,750
                                                                                                  --------

   OPTICAL INSTRUMENTS AND LENSES (1.6%)
*  KLA-Tencor Corporation                                                     2,000                 95,125
                                                                                                  --------

   PAPER (1.2%)
*  Data Documents, Inc.                                                       6,000                 71,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   PHARMACEUTICALS (4.9%)
*  Centocor, Inc.                                                             3,200             $  112,800
*  Dura Pharmaceuticals, Inc.                                                 4,600                182,850
                                                                                                ----------
                                                                                                   295,650
                                                                                                ----------

   RESTAURANTS (0.4%)
*  Outback Steakhouse, Inc.                                                   1,000                 23,250
                                                                                                ----------

   RETAIL - SPECIALTY (10.6%)
*  Borders Group, Inc.                                                        7,900                171,825
*  Corporate Express, Inc.                                                    8,600                118,250
*  PetSmart, Inc.                                                             6,000                 73,500
*  Staples, Inc.                                                              6,325                139,150
*  The Sports Authority, Inc.                                                 7,500                135,000
                                                                                                ----------
                                                                                                   637,725
                                                                                                ----------
   SEMICONDUCTOR-RELATED DEVICES (5.4%)
*  Etec Systems, Inc.                                                         1,800                 80,100
   Intel Corporation                                                            800                121,200
*  LSI Logic Corporation                                                      3,000                125,250
                                                                                                ----------
                                                                                                   326,550
                                                                                                ----------

   SYSTEM SOFTWARE/CLIENT SERVER (1.6%)
*  Hummingbird Communications Ltd.                                            3,400                 96,900
                                                                                                ----------

   TELECOMMUNICATIONS EQUIPMENT (7.3%)
*  Comverse Technology, Inc.                                                  2,000                 91,500
*  DSC Communications Corporation                                             2,000                 51,125
*  Newbridge Networks Corporation                                             3,600                144,450
*  P-COM, Inc.                                                                3,200                103,200
*  Proxim, Inc.                                                               2,000                 51,250
                                                                                                ----------
                                                                                                   441,525
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,710,070) (94.6%)                                                 5,686,356
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND

                                                                                                    VALUE
                                                                                  UNITS           (NOTE 1)
                                                                                  -----           --------
   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                       280,000         $  280,000
   U.S. Treasury Plus Money Market Fund                                          150,000            150,000
                                                                                                 ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $430,000) (7.2%)                                           430,000
                                                                                                 ----------

   TOTAL INVESTMENTS (Cost $5,140,070) (101.8%)                                                   6,116,356

   Liabilities, less other assets (-1.8%)                                                          (106,650)
                                                                                                 ----------
   NET ASSETS (100%)                                                                             $6,009,706
                                                                                                 ==========

   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned May 31, 1997 was $5,140,070, the aggregate gross unrealized appreciation for all investments was $1,463,144 and aggregate gross unrealized depreciation for all investments was $486,858.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIRLINES (3.8%)
   Southwest Airlines Company                                                 8,000               $206,000
                                                                                                  --------

   APPAREL MANUFACTURING (2.5%)
   Liz Claiborne, Inc.                                                        3,000                136,875
                                                                                                  --------

   BANKS (5.0%)
   State Street Corporation                                                   6,200                276,675
                                                                                                  --------

   CLOTHING (4.6%)
*  Jones Apparel Group, Inc.                                                  5,400                253,125
                                                                                                  --------

   COMPUTER MEMORY DEVICES (1.7%)
*  EMC Corporation                                                            2,300                 91,712
                                                                                                  --------

   COMPUTER MICROSYSTEMS (2.3%)
*  Dallas Semiconductor Corporation                                           3,200                123,600
                                                                                                  --------

   COMPUTER - PERIPHERAL EQUIPMENT (2.1%)
*  Adaptec, Inc.                                                              3,200                117,600
                                                                                                  --------

   COMPUTERS (8.2%)
*  Dell Computer Corporation                                                  2,100                236,250
*  Gateway 2000, Inc.                                                         3,200                212,400
                                                                                                  --------
                                                                                                   448,650
                                                                                                  --------

   FINANCIAL/BUSINESS SERVICES (17.1%)
   Bear Stearns Companies, Inc.                                               8,400                273,000
   Lehman Brothers Holdings, Inc.                                             5,400                218,025
   Merrill Lynch & Company                                                    2,300                243,800
   Paine Webber Group, Inc.                                                   5,700                202,350
                                                                                                  --------
                                                                                                   937,175
                                                                                                  --------

   GLASS PRODUCTS (3.5%)
   Corning, Inc.                                                              3,800                191,425
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.8%)
*  Tenet Healthcare Corporation                                               7,700                211,750
                                                                                                  --------

   LIFE/HEALTH INSURANCE (14.6%)
   Conseco, Inc.                                                              8,200                328,000
   SunAmerica, Inc.                                                           4,800                226,800
   Torchmark Corporation                                                      3,800                249,375
                                                                                                  --------
                                                                                                   804,175
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MISCELLANEOUS MANUFACTURING (4.0%)
   Minnesota Mining and Manufacturing Company                                 2,400             $  220,200
                                                                                                ----------

   MULTI-LINE INSURANCE (0.2%)
   Travelers Group, inc.                                                        200                 10,975
                                                                                                ----------

   PAPER (2.4%)
   International Paper Company                                                2,700                129,600
                                                                                                ----------

   RETAIL (4.1%)
*  Costco Companies, Inc.                                                     6,700                226,125
                                                                                                ----------

   RETAIL STORES (3.8%)
   Dayton Hudson Corporation                                                  4,400                211,750
                                                                                                ----------

   RETAIL STORES - GENERAL MERCHANDISING (3.4%)
   Dollar General Corporation                                                 5,500                184,938
                                                                                                ----------

   RETAIL - JEWELRY (2.4%)
   Tiffany & Company                                                          2,800                129,850
                                                                                                ----------

   TELEPHONE & TELEGRAPH APPARATUS (4.6%)
*  Tellabs, Inc.                                                              5,000                251,250
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,698,451) (94.1%)                                                 5,163,450

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund
   (Cost $80,000) (1.5%)                                                     80,000                 80,000
                                                                                                ----------

   TOTAL INVESTMENTS (Cost $4,778,451) (95.6%)                                                   5,243,450

   Other assets, less liabilities (4.4%)                                                           246,483
                                                                                                ----------
   NET ASSETS (100%)                                                                            $5,489,933
                                                                                                ==========


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned at May 31, 1997 was $4,778,451, the aggregated gross unrealized appreciation for all investments was $522,884 and aggregate gross unrealized depreciation for all investments was $57,885.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                                 SHARES          (NOTE 1)
                                                                                 ------          --------
   AUSTRALIA (0.7%)
   Australian Hospital Care Ltd.                                                  49,000        $   82,014
                                                                                                ----------

   DENMARK (2.6%)
*  Carli Gray International                                                        1,400            83,981
   Novo Nordisk                                                                    2,200           235,853
                                                                                                ----------
                                                                                                   319,834
                                                                                                ----------

   FINLAND (2.4%)
   Oy Nokia AB                                                                     2,300           150,810
   TT Tieto OY                                                                     1,700           143,340
                                                                                                ----------
                                                                                                   294,150
                                                                                                ----------

   FRANCE (6.3%)
   Altran Technologies                                                               500           160,632
*  Carrefour                                                                         360           236,937
   Pinault - Printemps - Redoute                                                     225            94,556
   Sidel                                                                           2,800           196,926
   Sodexho Alliance                                                                  150            69,810
                                                                                                ----------
                                                                                                   758,861
                                                                                                ----------

   GERMANY (4.9%)
   Altana AG                                                                         150           138,545
   Bayerische Motoren Werke (BMW) AG                                                 200           163,980
   Fresenius AG Pfd.                                                                 722           159,820
   Porsche AG Pfd.                                                                   110           132,802
                                                                                                ----------
                                                                                                   595,147
                                                                                                ----------

   HONG KONG (11.8%)
   Hang Seng Bank Ltd.                                                            18,000           216,056
   Henderson Land Development Company Ltd.                                        24,000           233,867
   Hong Kong & China Gas Company                                                 182,496           317,978
   HSBC Holdings                                                                   8,436           255,868
*  New World Infrastructure Ltd.                                                  19,000            59,222
   Sun Hung Kai Properties Ltd.                                                   20,000           245,870
   Wing Hang Bank Ltd.                                                            21,600           102,870
                                                                                                ----------
                                                                                                 1,431,731
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   INDONESIA (0.7%)
*  PT Bank International Indonesia                                           61,156              $  50,230
   PT Gudang Garam                                                            8,000                 34,497
   PT Steady Safe                                                             1,467                  1,612
                                                                                                 ---------
                                                                                                    86,339
                                                                                                 ---------

   ITALY (1.6%)
   Bulgari SpA                                                                7,200                142,514
*  Telecom Italia Mobile SpA                                                 28,600                 50,198
                                                                                                 ---------
                                                                                                   192,712
                                                                                                 ---------

   MALAYSIA (6.3%)
*  Arab-Malaysian Merchant Bank Berhad                                       16,000                101,242
   Berjaya Sports Toto Berhad                                                26,000                121,060
   Commerce Asset Holding Berhad                                             20,000                 58,103
   DCB Holdings Berhad                                                       32,000                103,152
   Gamuda Berhad                                                             17,333                 62,081
   Malayan Banking Berhad                                                    20,000                210,920
   United Engineers (Malaysia) Ltd.                                          13,000                105,022
                                                                                                 ---------
                                                                                                   761,580
                                                                                                 ---------

   NETHERLANDS (5.5%)
   Elsevier NV                                                                6,000                101,621
   Koninklijke Ahold NV                                                       2,245                170,695
   Koninklijke Ahrend Groep NV                                                1,500                 94,976
   Nutricia Verenidge Bedrijven N.V.                                            600                 93,616
*  Ordina Beheer N.V.                                                         1,040                 78,153
   Wolters Kluwer NV                                                          1,012                121,881
                                                                                                 ---------
                                                                                                   660,942
                                                                                                 ---------

   NORWAY (4.4%)
   Kverneland ASA                                                             3,200                 94,471
*  Merkantildata                                                              8,500                168,487
*  Tandberg ASA                                                               3,300                 39,897
*  Tandberg Television ASA                                                   13,200                120,619
   Tomra Systems ASA                                                          5,000                114,574
                                                                                                 ---------
                                                                                                   538,048
                                                                                                 ---------

   PHILIPPINES (1.2%)
*  Belle Corporation                                                        200,000                 53,091
*  DMCI Holdings, Inc.                                                      143,000                 86,765
                                                                                                 ---------
                                                                                                   139,856
                                                                                                 ---------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   SINGAPORE (9.7%)
   City Developments Limited                                                  9,000             $   83,677
   DBS Land Limited                                                          36,000                125,830
   Development Bank of Singapore Limited                                     15,000                187,697
   Oversea-Chinese Banking Corporation Ltd.                                  15,000                186,648
   Overseas Union Bank Ltd.                                                  20,000                137,015
   Parkway Holdings Limited                                                  43,000                213,422
   United Overseas Bank Ltd.                                                 10,000                102,761
   Wing Tai Holdings Ltd.                                                    45,000                134,009
                                                                                                ----------
                                                                                                 1,171,059
                                                                                                ----------

   SPAIN (3.8%)
   Banco Intercontinental Espanol, SA                                           900                152,410
   Electricas Reunidas de Zaragoza, SA                                        2,800                105,693
*  Sol Melia, SA                                                              5,600                207,896
                                                                                                ----------
                                                                                                   465,999
                                                                                                ----------

   SWEDEN (3.7%)
   Autoliv AB                                                                 6,000                212,604
   Ericsson Telefonaktiebolaget                                               6,800                239,192
                                                                                                ----------
                                                                                                   451,796
                                                                                                ----------

   SWITZERLAND (7.5%)
   Nestle SA                                                                     70                 87,215
   Novartis AG Regular Shares                                                   190                258,247
   Novartis AG                                                                   30                 40,882
   Roche Holding AG                                                              30                267,167
*  Roche Holding AG Warrants 98 "Jubilee"                                         8                    561
   Zurich Versicherungs                                                         700                257,681
                                                                                                ----------
                                                                                                   911,753
                                                                                                ----------
   THAILAND (0.2%)
   Central Pattana Public Company Ltd.                                       10,000                 26,653
*  Thai Farmers Bank Public Company Ltd. (Warrants)                             500                    501
                                                                                                ----------
                                                                                                    27,154
                                                                                                ----------
   UNITED KINGDOM (12.0%)
   Compass Group plc                                                         12,700                141,752
   HSBC Holdings plc                                                         12,758                396,565
   J.D. Wetherspoon plc                                                       4,618                100,004
   Lloyds TSB Group plc                                                      13,000                130,825
   Logica plc                                                                 6,600                 93,571
   Misys plc                                                                  5,400                122,581
   Serco Group plc                                                            8,200                 92,735
   Standard Chartered plc                                                    10,476                166,121
   Zeneca Group plc                                                           7,000                212,652
                                                                                                ----------
                                                                                                 1,456,806
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                             SHARES/              VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   UNITED STATES (11.7%)
   Credicorp Ltd., ADR                                                        5,000            $   112,500
   Panamerican Beverages, Inc., ADR                                          10,000                290,000
   Santa Isabel, ADR                                                          5,200                151,450
*  State Bank of India, ADR                                                  15,000                379,650
   Telecomunicacoes Brasileiras SA, ADR                                       1,400                194,600
   Telefonica de Argentina SA, ADR                                            5,000                181,250
   Telefonica del Peru SA, ADR                                                4,500                114,188
                                                                                               -----------
                                                                                                 1,423,638
                                                                                               -----------

TOTAL COMMON STOCKS (Cost $10,050,524)(97.0%)                                                   11,769,419

MONEY MARKET MUTUAL FUNDS
U.S. Government Money Market Mutual Fund
(Cost $250,000)(2.1%)                                                       250,000                250,000
                                                                                               -----------

TOTAL INVESTMENTS (Cost $10,300,524) (99.1%)                                                    12,019,419

Other assets, less liabilities (0.9%)                                                              109,835
                                                                                               -----------
NET ASSETS (100%)                                                                              $12,129,254
                                                                                               ===========

INDUSTRY COMPOSITION

INDUSTRY                                                                 PERCENT
--------                                                                 -------
Auto/Truck Manufacturers                                                   2.4
Bio Tech & Med Devices                                                     2.5
Cellular Telephone                                                         0.4
Commercial Banks                                                          22.1
Computer Software                                                          3.6
Computers & Peripheral                                                     2.7
Construction & Engineering                                                 2.6
Consumer Service                                                           2.3
Drug & Health Care                                                        10.8
Electric Power Utilities                                                   0.9
Entertainment & Leisure                                                    1.4
Financial Services                                                         5.2
Food Processing                                                            3.2
Lodging & Restaurants                                                      3.7
Machinery                                                                  4.2
Public Utilities                                                           2.6
Publishing                                                                 1.8
Real Estate Development                                                    6.1
Real Estate Investment                                                     0.9
Retailing                                                                  8.7
Telecommunications                                                         8.6
Tobacco                                                                    0.3
                                                                          ----

Industry percent of net assets                                            97.0%
Money Market Mutual Funds                                                  2.1%
Other assets, less liabilities                                             0.9%
                                                                          ----
Percent of Net Assets                                                      100%
                                                                          ----


   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $10,300,524, the aggregate gross unrealized appreciation for all investments was $2,002,534 and aggregate gross unrealized depreciation for all investments was $283,576.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES             (NOTE 1)
                                                                             ------             --------
   ATHLETIC FOOTWEAR/APPAREL (2.7%)
   Nike, Inc.                                                                 1,500           $     85,500
                                                                                              ------------

   BANKS (3.4%)
   Wells Fargo & Company                                                        400                105,400
                                                                                              ------------

   BEVERAGES (9.5%)
   Anheuser-Busch Companies, Inc.                                             2,400                102,900
   Coca-Cola Company                                                          1,700                116,025
   PepsiCo, Inc.                                                              2,100                 77,175
                                                                                              ------------
                                                                                                   296,100
                                                                                              ------------

   COMPUTER SOFTWARE (4.0%)
*  Microsoft Corporation                                                      1,000                124,000
                                                                                              ------------

   COMPUTERS (4.4%)
   Hewlett-Packard Company                                                    1,000                 51,500
   International Business Machines Corporation                                1,000                 86,500
                                                                                              ------------
                                                                                                   138,000
                                                                                              ------------

   CONSUMER PRODUCTS (8.1%)
   Clorox Company                                                             1,000                126,250
   Gillette Company                                                           1,400                124,425
                                                                                              ------------
                                                                                                   250,675
                                                                                              ------------

   DRUGS (4.1%)
   Abbott Labs                                                                2,000                126,000
                                                                                              ------------

   ENTERTAINMENT (3.9%)
   The Walt Disney Company (Holding Co.)                                      1,500                122,813
                                                                                              ------------

   FINANCIAL/BUSINESS SERVICES (8.4%)
   American Express Company                                                   2,000                139,000
   Charles Schwab Corporation                                                 3,000                121,875
                                                                                              ------------
                                                                                                   260,875
                                                                                              ------------

   FOOD (13.3%)
   Campbell Soup Company                                                      2,800                128,800
   Hershey Foods Corporation                                                  2,200                123,475
   Quaker Oats Company                                                        1,500                 61,875
   Wrigley (WM) Jr. Company                                                   1,700                100,725
                                                                                              ------------
                                                                                                   414,875
                                                                                              ------------
   HEALTH (3.2%)
   Becton, Dickinson & Company                                                2,000                 98,500
                                                                                              ------------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MEDICAL SUPPLIES (6.5%)
   Kimberly-Clark Corporation                                                 2,000             $  100,250
   Pfizer, Inc.                                                               1,000                102,875
                                                                                                ----------
                                                                                                   203,125
                                                                                                ----------
   PHARMACEUTICALS (10.7%)
   Eli Lilly & Company                                                        1,000                 93,000
   Johnson & Johnson                                                          1,900                113,763
   Merck & Company, Inc.                                                      1,400                125,825
                                                                                                ----------
                                                                                                   332,588
                                                                                                ----------

   PHOTOGRAPHY (3.2%)
   Eastman Kodak Company                                                      1,200                 99,450
                                                                                                ----------

   PUBLISHING (3.9%)
   Gannett Company, Inc.                                                      1,300                120,250
                                                                                                ----------

   PUBLISHING - NEWSPAPERS (2.8%)
   New York Times Company Class A                                             1,900                 87,518
                                                                                                ----------

   SEMICONDUCTOR - RELATED DEVICE (4.9%)
   Intel Corporation                                                          1,000                151,500
                                                                                                ----------

TOTAL COMMON STOCKS (Cost $2,260,193)(97.0%)                                                     3,017,169

MONEY MARKET MUTUAL FUNDS
Vista U.S. Government Money Market Fund
(Cost $135,000) (4.4%)                                                      135,000                135,000
                                                                                                ----------

TOTAL INVESTMENTS (Cost $2,395,193) (101.4%)                                                     3,152,169

Liabilities, less other assets (-1.4%)                                                             (42,189)
                                                                                                ----------
NET ASSETS (100%)                                                                               $3,109,980
                                                                                                ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $2,395,193, the aggregate gross unrealized appreciation for all investments was $758,447 and aggregate gross unrealized depreciation for all investments was $1,471.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIR FREIGHT (2.3%)
   Circle International Group, Inc.                                           3,300               $ 91,575
                                                                                                  --------

   AUTO PARTS-ORIGINAL EQUIPMENT (5.7%)
*  Gentex Corporation                                                         4,600                 92,575
   Paccar, Inc.                                                               3,000                135,750
                                                                                                  --------
                                                                                                   228,325
                                                                                                  --------

   BEVERAGES (3.6%)
*  Robert Mondavi Corporation                                                 3,200                142,400
                                                                                                  --------

   BUSINESS EQUIPMENT/SERVICE (2.5%)
*  Greenwich Air Services, Inc.                                               3,500                101,500
                                                                                                  --------

   CLOTHING (3.3%)
*  Fruit of the Loom, Inc.                                                    3,800                132,525
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (2.5%)
*  Qualcomm, Inc.                                                             2,100                101,325
                                                                                                  --------

   COMPUTER MICROSYSTEMS (4.6%)
*  Dallas Semiconductor Corporation                                           4,800                185,400
                                                                                                  --------

   COMPUTER SOFTWARE (1.8%)
*  Imnet Systems, Inc.                                                        2,900                 72,500
                                                                                                  --------

   COMPUTERS - PERIPHERAL EQUIPMENT (4.3%)
*  American Power Conversion Corp.                                            3,500                 81,375
*  MicroTouch Systems, Inc.                                                   3,600                 90,900
                                                                                                  --------
                                                                                                   172,275
                                                                                                  --------

   HOSPITAL SUPPLIES (2.7%)
*  Advanced Technology Laboratories, Inc.                                     2,800                108,500
                                                                                                  --------

   HOUSEHOLD FURNISHINGS APPLIANCE (7.6%)
   Bush Industries, Inc.                                                      4,000                 90,000
   Herman Miller, Inc.                                                        6,000                214,500
                                                                                                  --------
                                                                                                   304,500
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   INSTRUMENTS - SCIENTIFIC (2.0%)
*  Water Corporation                                                          2,500               $ 80,625
                                                                                                  --------

   LIFE INSURANCE (6.0%)
   Protective Life Corporation                                                3,000                134,250
   Western National Corporation                                               4,000                104,500
                                                                                                  --------
                                                                                                   238,750
                                                                                                  --------

   NURSING HOMES (3.0%)
*  Genesis Health Ventures, Inc.                                              3,600                118,350
                                                                                                  --------

   OIL/GAS EQUIPMENT SERVICES (10.1%)
*  Nuevo Energy Company                                                       3,300                143,962
*  Rowan Companies, Inc.                                                      5,700                131,813
   Tidewater, Inc.                                                            3,050                128,481
                                                                                                  --------
                                                                                                   404,256
                                                                                                  --------

   POLLUTION CONTROL (4.9%)
*  Newpark Resources, Inc.                                                    3,770                197,925
                                                                                                  --------

   RESTAURANTS (2.9%)
*  Cracker Barrel Old Country Store, Inc.                                     4,000                116,000
                                                                                                  --------

   RETAIL (2.5%)
*  Stein Mart, Inc.                                                           3,300                 99,825
                                                                                                  --------

   RETAIL-SPECIALTY (4.8%)
*  AutoZone, Inc.                                                             4,500                105,188
   Pier 1 Imports, Inc.                                                       3,800                 85,025
                                                                                                  --------
                                                                                                   190,213
                                                                                                  --------

   RETAIL STORES-DRUGS (3.3%)
*  CVS Corporation                                                            2,800                134,050
                                                                                                  --------

   SEMICONDUCTOR RELATED DEVICE (2.2%)
*  Photronics, Inc.                                                           2,000                 89,250
                                                                                                  --------

   SPECIAL INDUSTRIAL MACHINERY (6.0%)
   Briggs & Stratton Corporation                                              2,200                113,575
   Pentair Industries, Inc.                                                   3,800                124,925
                                                                                                  --------
                                                                                                   238,500
                                                                                                  --------

   TRUCKERS (3.9%)
*  Swift Transportation Co., Inc.                                             4,800                154,800
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

                                                                                                VALUE
                                                                             UNITS             (NOTE 1)
                                                                             -----             --------
   TOTAL COMMON STOCKS (Cost $3,064,256) (92.5%)                                              $3,703,369
                                                                                              ----------

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  185,000              185,000
   Vista Treasury Plus Money Market Fund                                    115,000              115,000
                                                                                              ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $300,000) (7.5%)                                        300,000
                                                                                              ----------

   TOTAL INVESTMENTS (Cost $3,364,256) (100.0%)                                                4,003,369

   Liabilities, less other assets (0.0%)                                                          (1,234)
                                                                                              ----------
   NET ASSETS (100%)                                                                          $4,002,135
                                                                                              ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $3,364,256, the aggregate gross unrealized appreciation for all investments was $695,869 and aggregate gross unrealized depreciation for all investments was $56,756.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 1997



                                                                 RESERVE           RESERVE          RESERVE
                                                                BLUE CHIP        CONVERTIBLE       EMERGING
                                                               GROWTH FUND     SECURITIES FUND    GROWTH FUND
                                                               -----------     ---------------    -----------
ASSETS
Investment in securities, at value
(cost  $4,842,303, $18,806,195,
$5,140,070, respectively)                                       $5,344,337       $20,177,022       $6,116,356
Cash                                                                50,872            51,574           32,911
Receivable for investment securities sold                           77,263           379,631               --
Dividends receivable                                                 2,268            32,187              290
Interest receivable                                                     21           154,372               26
                                                                ----------       -----------       ----------
  Total assets                                                   5,474,761        20,794,786        6,149,583
                                                                ----------       -----------       ----------
LIABILITIES
Payable for investment securities purchased                             --           223,126          139,257
Payable for fund shares redeemed                                        77                56               60
Other payables and accrued expenses                                    824               344              560
                                                                ----------       -----------       ----------
  Total liabilities                                                    901           223,526          139,877
                                                                ----------       -----------       ----------
NET ASSETS                                                      $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========


NET ASSETS CONSIST OF (Note 1):
Capital stock (Par Value $.001 per share)                       $      354       $     1,857       $      387
Additional paid in capital                                       4,125,193        18,809,616        5,620,631
Accumulated net realized gain (loss) on investments                846,279           218,279         (587,598)
Undistributed net investment income                                     --           170,681               --
Net unrealized appreciation on investments                         502,034         1,370,827          976,286
                                                                ----------       -----------       ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)                     $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========
CLASS A:
Net Assets                                                      $5,428,285       $20,552,883       $5,788,730
                                                                ----------       -----------       ----------

Shares Outstanding                                                 351,099         1,855,482          373,020
                                                                ----------       -----------       ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                                 $    15.46       $     11.08       $    15.52
                                                                ==========       ===========       ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)                   $    16.19       $     11.60       $    16.25
                                                                ==========       ===========       ==========
CLASS D:
Net Assets                                                      $   45,575       $    18,377       $  220,976
                                                                ----------       -----------       ----------

Shares Outstanding                                                   2,976             1,662           14,383
                                                                ----------       -----------       ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                           $    15.31       $     11.06       $    15.36
                                                                ==========       ===========       ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE           RESERVE            RESERVE
                                                     INFORMED INVESTORS   INTERNATIONAL        LARGE-CAP
                                                         GROWTH FUND       EQUITY FUND         VALUE FUND
                                                         -----------       -----------         ----------
ASSETS
Investment in securities, at value
(cost  $4,778,451, $10,300,524,
$2,395,193, respectively)                                 $5,243,450       $12,019,419         $3,152,169
Cash                                                          12,377           134,287             38,202
Receivable for investment securities sold                    665,504            56,644                 --
Dividends receivable                                           4,758            10,529              3,517
Interest receivable                                               52                --                 --
                                                          ----------       -----------         ----------
      Total assets                                         5,926,141        12,220,879          3,193,888
                                                          ----------       -----------         ----------

LIABILITIES
Payable for investment securities purchased                  433,793            91,069             83,370
Payable for fund shares redeemed                               2,212                63                 73
Other payables and accrued expenses                              203               493                465
                                                          ----------       -----------         ----------
      Total liabilities                                      436,208            91,625             83,908
                                                          ----------       -----------         ----------
NET ASSETS                                                $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========


NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                 $      478       $       963         $      213
Additional paid in capital                                 4,610,691        10,754,431          2,331,412
Accumulated net realized gain (loss) on investments
   and foreign currency transactions                         413,765          (345,098)            21,379
Net unrealized appreciation on investments and
   foreign currency transactions                             464,999         1,718,958            756,976
                                                          ----------       -----------         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)               $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========
CLASS A:
Net Assets                                                $5,476,969       $12,098,843         $3,054,239
                                                          ----------       -----------         ----------

Shares Outstanding                                           477,196           960,665            209,015
                                                          ----------       -----------         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                           $    11.48       $     12.59         $    14.61
                                                          ==========       ===========         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)             $    12.02       $     13.18         $    15.30
                                                          ==========       ===========         ==========
CLASS D:
Net Assets                                                $   12,964       $    30,411         $   55,741
                                                          ----------       -----------         ----------

Shares Outstanding                                             1,141             2,436*             3,841
                                                          ----------       -----------         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                     $    11.36       $     12.49         $    14.51
                                                          ==========       ===========         ==========


* Calculated net asset value differs from actual net asset value due to rounding of fractional shares.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE
                                                           MID-CAP
                                                         GROWTH FUND
                                                         -----------
ASSETS
Investment in securities, at value
(cost$3,364,256)                                         $4,003,369
Cash                                                         36,124
Receivable for investment securities sold                   111,383
Receivable for fund shares sold                              14,811
Dividends receivable                                          2,270
Interest receivable                                              16
                                                         ----------
  Total assets                                            4,167,973
                                                         ----------
LIABILITIES
Payable for investment securities purchased                 162,868
Payable for fund shares redeemed                              2,970
                                                         ----------
  Total liabilities                                         165,838
                                                         ----------
NET ASSETS                                               $4,002,135
                                                         ==========
NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                $      304
Additional paid in capital                                3,301,497
Accumulated net realized gain on investments                 61,221
Net unrealized appreciation on investments                  639,113
                                                         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)              $4,002,135
                                                         ==========
CLASS A:
Net Assets                                               $2,174,053
                                                         ----------

Shares Outstanding                                          164,702
                                                         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                          $    13.20
                                                         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)            $    13.82
                                                         ==========
CLASS D:
Net Assets                                               $1,828,082
                                                         ----------

Shares Outstanding                                          139,681
                                                         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                    $    13.09
                                                         ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                            STATEMENTS OF OPERATIONS



                                                RESERVE            RESERVE           RESERVE             RESERVE
                                               BLUE CHIP         CONVERTIBLE         EMERGING       INFORMED INVESTORS
                                              GROWTH FUND      SECURITIES FUND     GROWTH FUND         GROWTH FUND
                                              -----------      ---------------     -----------         -----------
                                                              September 3, 1996
                                                              (commencement of
                                              Year Ended       operations) to       Year Ended          Year Ended
                                             May 31, 1997       May 31, 1997       May 31, 1997        May 31, 1997
                                             ------------       ------------       ------------        ------------

INVESTMENT INCOME
Dividends                                     $   32,176        $   249,907       $     3,372*        $    24,627
Interest                                             896            363,077             1,049              41,386
                                              ----------        -----------       -----------         -----------
    Total investment income                       33,072            612,984             4,421              66,013

EXPENSES
Comprehensive fee (Note 3)                        79,311            205,951            98,087              83,573
12b-1 Fee (Note 4)
    Class A                                       13,038             34,294            15,631              13,889
    Class D                                          723                124             2,868                 161
                                              ----------        -----------       -----------         -----------
Total expenses                                    93,072            240,369           116,586              97,623
                                              ----------        -----------       -----------         -----------
    Less fees waived                                  --            188,113                --                  --
                                              ----------        -----------       -----------         -----------
    Net expenses                                      --             52,256                --                  --
                                              ----------        -----------       -----------         -----------

NET INVESTMENT INCOME (LOSS)                     (60,000)           560,728          (112,165)            (31,610)
                                              ----------        -----------       -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities              5,655,127         16,158,164         1,743,151          11,725,713
Cost of securities sold                        4,678,455         15,933,090         2,320,269          10,472,385
                                              ----------        -----------       -----------         -----------
Net realized gain (loss) on
    investments (Note 1)                         976,672            225,074          (577,118)          1,253,328
Net unrealized appreciation
    (depreciation) on investments               (642,561)         1,370,827          (847,249)         (1,975,139)
                                              ----------        -----------       -----------         -----------
Net realized and unrealized gain (loss)
    on investments                               334,111          1,595,901        (1,424,367)           (721,811)
                                              ----------        -----------       -----------         -----------
Net increase (decrease) in net assets
    resulting from operations                 $  274,111        $ 2,156,629       $(1,536,532)        $  (753,421)
                                              ==========        ===========       ===========         ===========


* Includes foreign tax withholding of $114


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                     STATEMENTS OF OPERATIONS - (CONTINUED)



                                             RESERVE           RESERVE          RESERVE
                                          INTERNATIONAL       LARGE-CAP         MID-CAP
                                           EQUITY FUND       VALUE FUND       GROWTH FUND
                                           -----------       ----------       -----------
                                           Year Ended        Year Ended       Year Ended
                                          May 31, 1997      May 31, 1997     May 31, 1997
                                          ------------      ------------     ------------
INVESTMENT INCOME
Dividends                                  $   97,550*        $ 32,111        $   13,610
Interest                                          561              212               533
                                           ----------         --------        ----------
    Total investment income                    98,111           32,323            14,143

EXPENSES
Comprehensive fee (Note 3)                    145,974           33,940            49,028
12b-1 Fee (Note 4)
    Class A                                    20,754            5,613             3,404
    Class D                                       231              172            19,070
                                           ----------         --------        ----------
Total expenses                                166,959           39,725            71,502
                                           ----------         --------        ----------

NET INVESTMENT LOSS                           (68,848)          (7,402)          (57,359)
                                           ----------         --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities           3,956,864          383,913         3,034,153
Cost of securities sold                     4,229,994          362,534         2,889,407
                                           ----------         --------        ----------
Net realized gain (loss) on
    investments and foreign
    currency transactions (Note 1)           (273,130)          21,379           144,746
Net unrealized appreciation
    on investments and foreign
    currency transactions                   1,387,936          686,853           185,442
                                           ----------         --------        ----------
Net realized and unrealized gain
    on investments and foreign
    currency transactions                   1,114,806          708,232           330,188
                                           ----------         --------        ----------
Net increase in net assets resulting
    from operations                        $1,045,958         $700,830        $  272,829
                                           ==========         ========        ==========


* Includes foreign tax withholding of $14,966


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                                        RESERVE CONVERTIBLE
                                                     RESERVE BLUE CHIP GROWTH FUND        SECURITIES FUND
                                                     -----------------------------      -------------------
                                                                                        September 3, 1996
                                                                                         (commencement of
                                                      Year Ended       Year Ended          operations) to
                                                     May 31, 1997     May 31, 1996          May 31, 1997
                                                     ------------     ------------      -------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income gain (loss)                $   (60,000)       $  (34,916)          $    560,728
   Net realized gain (loss) from investments            976,672            (2,045)               225,074
   Net unrealized appreciation (depreciation)
      from investments                                 (642,561)          975,733              1,370,827
                                                    -----------        ----------           ------------
   Net increase in net assets
      resulting from operations                         274,111           938,772              2,156,629
                                                    -----------        ----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     --                --                 (6,791)
   Net realized gain on investments                     (68,349)         (164,889)              (390,051)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  1,176,349         2,757,098             20,601,861
   Reinvestment of distributions                         68,323           164,889                201,224
   Cost of shares redeemed                           (1,148,732)         (517,167)            (1,991,612)
                                                    -----------        ----------           ------------
   Net increase in net assets resulting
      from capital share transactions                    95,940         2,404,820             18,811,473
                                                    -----------        ----------           ------------
   Net increase in net assets                           301,702         3,178,703             20,571,260
NET ASSETS:
   Beginning of period                                5,172,158         1,993,455                      0
                                                    -----------        ----------           ------------
   End of period (including undistributed
      net investment income of $0, $0
      and $170,681, respectively)                   $ 5,473,860        $5,172,158           $ 20,571,260
                                                    ===========        ==========           ============

                                                                                               RESERVE INTERNATIONAL
                                                    RESERVE EMERGING GROWTH FUND                   EQUITY FUND
                                                    -----------------------------        -------------------------------
                                                                                                         July 13, 1996
                                                                                                        (commencement of
                                                     Year Ended       Year Ended          Year Ended     operations) to
                                                    May 31, 1997     May 31, 1996        May 31, 1997     May 31, 1996
                                                    -----------------------------        -------------------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                              $  (112,165)       $  (57,980)       $   (68,848)       $  (17,145)
   Net realized gain (loss) from investments
      and foreign currency transactions                (577,118)           80,546           (273,130)          (71,968)
   Net unrealized appreciation (depreciation)
      from investments and foreign
      currency transactions                            (847,249)        1,655,638          1,387,936           331,022
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                      (1,536,532)        1,678,204          1,045,958           241,909
                                                    -----------        ----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                          --           (93,899)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  2,187,444         4,281,980          8,057,063         3,465,234
   Reinvestment of distributions                             --            93,770                 --                --
   Cost of shares redeemed                           (1,540,646)         (301,485)          (558,291)         (122,619)
                                                    -----------        ----------        -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                   646,798         4,074,265          7,498,772         3,342,615
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets               (889,734)        5,658,570          8,544,730         3,584,524
NET ASSETS:
   Beginning of period                                6,899,440         1,240,870          3,584,524                 0
                                                    -----------        ----------        -----------        ----------
   End of period                                    $ 6,009,706        $6,899,440        $12,129,254        $3,584,524
                                                    ===========        ==========        ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)




                                                                                                          RESERVE
                                                                RESERVE INFORMED                         LARGE-CAP
                                                              INVESTORS GROWTH FUND                      VALUE FUND
                                                         --------------------------------      -------------------------------
                                                                                                               January 2, 1996
                                                                                                              (commencement of
                                                          Year Ended         Year Ended          Year Ended     operations) to
                                                         May 31, 1997       May 31, 1996        May 31, 1997     May 31, 1996
                                                         -------------------------------       -------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                                   $   (31,610)       $  (147,983)       $    (7,402)       $   (1,091)
   Net realized gain from investments                      1,253,328            850,186             21,379                --
   Net unrealized appreciation (depreciation)
      from investments                                    (1,975,139)         1,109,280            686,853            70,123
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                             (753,421)         1,811,483            700,830            69,032
                                                         -----------        -----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                         (525,939)          (795,337)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                       1,400,871          6,254,939          1,345,107         1,165,180
   Reinvestment of distributions                             395,531            790,060                 --                --
   Cost of shares redeemed                                (1,435,172)        (8,490,282)          (167,017)           (3,152)
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets resulting
      from capital share transactions                        361,230         (1,445,283)         1,178,090         1,162,028
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets                    (918,130)          (429,137)         1,878,920         1,231,060

NET ASSETS:
   Beginning of period                                     6,408,063          6,837,200          1,231,060                 0
                                                         -----------        -----------        -----------        ----------
   End of period                                         $ 5,489,933        $ 6,408,063        $ 3,109,980        $1,231,060
                                                         ===========        ===========        ===========        ==========


                                                          RESERVE MID-CAP
                                                            GROWTH FUND
                                                   -------------------------------
                                                    Year Ended         Year Ended
                                                   May 31, 1997       May 31, 1996
                                                   ------------       ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                             $   (57,359)       $  (32,656)
   Net realized gain (loss) from investments           144,746           (83,525)
   Net unrealized appreciation from
      investments                                      185,442           453,671
                                                   -----------        ----------
   Net increase in net assets
      resulting from operations                        272,829           337,490
                                                   -----------        ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                 3,118,364         2,345,759
   Cost of shares redeemed                          (1,928,613)         (143,694)
                                                   -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                1,189,751         2,202,065
                                                   -----------        ----------
   Net increase in net assets                        1,462,580         2,539,555

NET ASSETS:
   Beginning of period                               2,539,555                 0
                                                   -----------        ----------
   End of period                                   $ 4,002,135        $2,539,555
                                                   ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997



1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


      The Reserve Private Equity Series (the "Trust") consists of the following funds: Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series.


      The Trust offers both Class A and Class D shares of each Fund. Class A shares are sold with an initial sales charge and Class D shares are sold without an initial sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan.

      The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

      SECURITY VALUATION

      Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and federal income tax purposes.

      Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 1997 as follows:

      [See table below]

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





                                                       Increase (Decrease)
                                                       -------------------
                                                          Undistributed
                                                              Net            Accumulated
                                                           Investment          Realized
      Reserve Fund                          Capital          Income             Gain
      ------------                          -------          ------             ----
      Blue Chip Growth Fund                (112,615)         60,000           52,615
      Emerging Growth Fund                 (112,165)        112,165               --
      Informed Investors Growth Fund        (31,610)         31,610               --
      International Equity Fund             (68,848)         68,848               --
      Large-Cap Value Fund                   (7,402)          7,402               --
      Mid-Cap Growth Fund                   (57,359)         57,359               --

      These reclassifications had no effect on net investment income, net realized gain on investments, or net assets for the year ended May 31, 1997.

      FOREIGN CURRENCY TRANSLATION

      With respect to the Reserve International Equity Fund, assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Trust does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.


      FEDERAL INCOME TAXES

      It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains to its shareholders. Accordingly, no federal income tax provision is required.


      For federal income tax purposes, the following Funds indicated below had capital loss carryforwards at May 31, 1997, which are available to offset future realized capital gains, if any:



                                                Capital loss         Expiration
                                                carryforward            year
                                                ------------            ----
      Reserve Emerging Growth Fund                $161,015              2005
      Reserve International Equity Fund             71,968              2004
      Reserve International Equity Fund            178,347              2005

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997






2.    INVESTMENT ACTIVITY

      The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended May 31, 1997, were as follows:

                                            Aggregate         Aggregate
      Reserve Fund                          Purchases           Sales
      ------------                          ---------           -----
      Blue Chip Growth Fund                $ 5,425,272       $ 5,655,127
      Convertible Securities Fund           34,711,469        16,158,164
      Emerging Growth Fund                   2,264,488         1,743,151
      Informed Investors Growth Fund        11,386,974        11,725,713
      International Equity Fund             11,336,214         3,956,864
      Large-Cap Value Fund                   1,507,717           383,913
      Mid-Cap Growth Fund                    4,017,934         3,034,153

3.    INVESTMENT MANAGEMENT AGREEMENT

      Reserve Management Company, Inc. (RMCI), serves as the Funds' investment adviser and pays substantially all ordinary operating expenses of the Funds for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of each Fund except for the International Equity Fund for which it receives 1.75%. RMCI is currently waiving a portion of its comprehensive fee in the Reserve Convertible Securities Fund.

      For each Fund, RMCI has entered into an Investment Subadvisory Agreement (the "Subadvisory Agreement") with the Sub-Advisers. It is the responsibility of a Sub-Adviser to make the day-to-day investment decisions for the Funds and to place the purchase and sales orders for securities transactions, subject in all cases to the general supervision of RMCI. For services under each Subadvisory Agreement, RMCI pays a fee up to an annual rate equal to the percentages specified in the table below of the corresponding Funds' average net assets.

                                                                                       Sub-Adviser's
      Reserve Fund                               Portfolio Sub-Adviser                      Fee
      ------------                               ---------------------                 -------------
      Blue Chip Growth Fund                      Trainer, Wortham & Company, Inc.           0.75%
      Convertible Securities Fund                New Vernon Advisors, Inc.                  0.75%
      Emerging Growth Fund                       Roanoke Asset Management Corp.             0.75%
      Informed Investors Growth Fund             T. H. Fitzgerald & Company                 0.75%
      International Equity Fund                  Pinnacle Associates Limited                0.875%
      Large-Cap Value Fund                       Siphron Capital Management                 0.75%
      Mid-Cap Growth Fund                        Southern Capital Advisors                  0.75%


      Trainer, Wortham & Company, Inc. owns 24% of the outstanding shares of the Reserve Blue Chip Growth Fund at May 31, 1997.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





      As of May 31, 1997, RMCI and affiliated persons owned 7%, 13%, 5%, 11%, 20%, and 25% of the Reserve Blue Chip Growth Fund, Reserve Emerging Growth
      Fund), Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund, respectively. Taconic Petroleum Corp. owns 24% of Reserve Large-Cap Value Fund. Christopher E. Vroom owns 7% of the Reserve Emerging Growth Fund.



4.    DISTRIBUTION ASSISTANCE

      Pursuant to a Distribution Plan under Rule 12b-1, the Funds will make payments to Resrv Partners, Inc. (RPI), the Funds' distributor of .25% per annum for Class A shares and 1.00% per annum for Class D shares of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. For the year ended May 31, 1997, the Funds paid distribution expenses to RPI as follows:

      Reserve Fund                         Class A       Class D
      ------------                         -------       -------
      Blue Chip Growth Fund                $13,038       $   723
      Convertible Securities Fund*             283            14
      Emerging Growth Fund                  15,631         2,868
      Informed Investors Growth Fund        13,889           161
      International Equity Fund             20,754           231
      Large-Cap Value Fund                   5,613           172
      Mid-Cap Growth Fund                    3,404        19,070

   * RMCI waived 12b-1 fees of $34,011 and $110, for Reserve Convertible Securities Fund Class A and Class D, respectively, for the period September 3, 1996 (commencement of operations) to May 31, 1997.


5.    CAPITAL SHARE TRANSACTIONS

      Transactions in capital stock of each Fund for the period ended May 31, 1997, were as follows:

    RESERVE BLUE CHIP GROWTH FUND                          CLASS A                            CLASS D
    -----------------------------               --------------------------------      ------------------------
                                                          Year Ended                       Year Ended
                                                          May 31, 1997                     May 31, 1997
                                                --------------------------------      ------------------------
                                                 Shares                Amount         Shares           Amount
                                                -------             -----------       ------          --------
         Sold                                    76,231             $ 1,119,812        3,957          $ 56,537
         Reinvested                               4,875                  67,171           84             1,152
         Redeemed                               (74,089)             (1,092,588)      (3,930)          (56,144)
                                                -------             -----------       ------          --------
         Net increase                             7,017             $    94,395          111          $  1,545
                                                =======             ===========       ======          ========

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997




RESERVE CONVERTIBLE SECURITIES FUND                    CLASS A                                 CLASS D
-----------------------------------          -------------------------------       -------------------------------
                                                   September 3, 1996                       September 3, 1996
                                             (commencement of operations) to       (commencement of operations) to
                                                     May 31, 1997                             May 31, 1997
                                             -------------------------------       --------------------------------
                                               Shares             Amount           Shares                   Amount
                                             ----------        -----------         ------                  --------
        Sold                                  2,026,485        $20,572,892          2,814                  $ 28,969
        Reinvested                               19,551            201,111             11                       113
        Redeemed                               (190,554)        (1,979,449)        (1,163)                  (12,163)
                                              ---------        -----------         ------                  --------
        Net increase                          1,855,482        $18,794,554          1,662                  $ 16,919
                                              =========        ===========         ======                  ========

RESERVE EMERGING GROWTH FUND                              CLASS A                             CLASS D
---------------------------------             -------------------------------       ----------------------------
                                                        Year Ended                            Year Ended
                                                       May 31, 1997                          May 31, 1997
                                              -------------------------------       ----------------------------
                                              Shares                 Amount         Shares              Amount
                                              -------             -----------       ------             ---------
        Sold                                  117,069             $ 1,999,906       10,982             $ 187,538
        Redeemed                              (84,292)             (1,389,829)      (9,047)             (150,817)
                                              -------             -----------       ------             ---------
        Net increase                           32,777             $   610,077        1,935             $  36,721
                                              =======             ===========       ======             =========


RESERVE INFORMED INVESTORS GROWTH FUND                                CLASS A                                      CLASS D
--------------------------------------                   --------------------------------                -----------------------
                                                                    Year Ended                                    Year Ended
                                                                   May 31, 1997                                  May 31, 1997
                                                         --------------------------------                -----------------------
                                                          Shares                 Amount                  Shares           Amount
                                                         --------              ----------                ------           ------
        Sold                                              116,034             $ 1,389,343                  911            $11,528
        Reinvested                                         37,456                 395,531                   --              --
        Redeemed                                         (121,475)             (1,425,528)                (814)            (9,644)
                                                         --------              ----------                 ----            -------
        Net increase                                       32,015             $   359,346                   97            $ 1,884
                                                         ========              ==========                 ====            =======


RESERVE INTERNATIONAL EQUITY FUND                    CLASS A                                       CLASS D
---------------------------------          ---------------------------                  ---------------------------
                                                    Year Ended                                  Year Ended
                                                   May 31, 1997                                May 31, 1997
                                           ---------------------------                  ---------------------------
                                            Shares            Amount                    Shares              Amount
                                           -------          ----------                  ------              -------
        Sold                               689,779          $8,029,446                  2,446               $27,617
        Redeemed                           (47,041)           (551,604)                  (562)               (6,687)
                                           -------          ----------                  -----               -------
        Net increase                       642,738          $7,477,842                  1,884               $20,930
                                           =======          ==========                  =====               =======

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE LARGE-CAP VALUE FUND                     CLASS A                               CLASS D
-----------------------------            -------------------------             ----------------------
                                                Year Ended                           Year Ended
                                               May 31, 1997                          May 31, 1997
                                         -------------------------             ----------------------
                                          Shares          Amount               Shares         Amount
                                         -------        ----------             ------        --------
Sold                                     108,518        $1,276,605              5,080        $ 68,502
Redeemed                                 (11,940)         (151,013)            (1,239)        (16,004)
                                         -------        ----------             ------        --------
Net increase                              96,578        $1,125,592              3,841        $ 52,498
                                         =======        ==========             ======        ========

RESERVE MID-CAP GROWTH FUND                   CLASS A                              CLASS D
---------------------------           -------------------------           ---------------------------
                                            Year Ended                            Year Ended
                                           May 31, 1997                          May 31, 1997
                                      -------------------------           ---------------------------
                                      Shares           Amount               Shares           Amount
                                      -------        ----------           --------        -----------
Sold                                  198,244        $2,390,365             58,332        $   727,999
Redeemed                              (44,223)         (530,105)          (114,850)        (1,398,508)
                                      -------        ----------           --------        -----------
Net increase                          154,021         1,860,260            (56,518)       $  (670,509)
                                      =======        ==========           ========        ===========


Transactions in capital stock of each Fund for the period ended May 31, 1996, were as follows:

RESERVE BLUE CHIP GROWTH FUND                  CLASS A                             CLASS D
-----------------------------          -------------------------             --------------------
                                                                              February 13, 1996
                                                                               (commencement
                                              Year Ended                      of operations) to
                                             May 31, 1996                        May 31, 1996
                                       -------------------------             --------------------
                                        Shares          Amount               Shares       Amount
                                       -------        ----------             ------       -------
Sold                                   203,145        $2,716,393              2,865       $40,705
Reinvested                              12,752           164,889                 --            --
Redeemed                               (37,574)         (517,167)                --            --
                                       -------        ----------              -----       -------
Net increase                           178,323        $2,364,115              2,865       $40,705
                                       =======        ==========              =====       =======


RESERVE EMERGING GROWTH FUND                           CLASS A                          CLASS D
----------------------------                  -------------------------           ---------------------
                                                                                    February 26, 1996
                                                                                     (commencement
                                                     Year Ended                     of operations) to
                                                    May 31, 1996                      May 31, 1996
                                              -------------------------           ---------------------
                                              Shares           Amount             Shares        Amount
                                              -------        ----------           ------       --------
Sold                                          251,367        $4,052,411           12,448       $229,569
Reinvested                                      5,916            93,770               --             --
Redeemed                                      (18,653)         (301,485)              --             --
                                              -------        ----------           ------       --------
Net increase                                  238,630        $3,844,696           12,448       $229,569
                                              =======        ==========           ======       ========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND                          CLASS A                                CLASS D
--------------------------------------                 ---------------------------             ----------------------
                                                                                                  February 13, 1996
                                                                                                   (commencement
                                                                Year Ended                        of operations) to
                                                               May 31, 1996                         May 31, 1996
                                                       ---------------------------             ----------------------

                                                        Shares            Amount               Shares         Amount
                                                       --------        -----------             ------        --------
Sold                                                    458,428        $ 6,230,788              1,953        $ 24,151
Reinvested                                               56,312            790,060                 --              --
Redeemed                                               (639,631)        (8,479,206)              (909)        (11,076)
                                                       --------        -----------              -----        --------
Net increase                                           (124,891)       $(1,458,358)             1,044        $ 13,075
                                                       ========        ===========              =====        ========


RESERVE INTERNATIONAL EQUITY FUND                 CLASS A                            CLASS D
---------------------------------        --------------------------             ------------------
                                                July 13, 1995                    March 11, 1996
                                                (commencement                    (commencement
                                              of operations) to                 of operations) to
                                                May 31, 1996                      May 31, 1996
                                         --------------------------             ------------------
                                          Shares          Amount                Shares      Amount
                                         -------        ----------              ------      ------
Sold                                     329,964        $3,459,234                552       $6,000
Redeemed                                 (12,037)         (122,619)                --           --
                                         -------        ----------                ---       ------
Net increase                             317,927        $3,336,615                552       $6,000
                                         =======        ==========                ===       ======

RESERVE LARGE-CAP VALUE FUND                     CLASS A
----------------------------             ------------------------
                                              January 2, 1996
                                              (commencement
                                             of operations) to
                                                May 31, 1996
                                         -------------------------
                                         Shares           Amount
                                         -------        ----------
Sold                                     112,729        $1,165,180
Redeemed                                    (292)           (3,152)
                                         -------        ----------
Net increase                             112,437        $1,162,028
                                         =======        ==========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND                    CLASS A                           CLASS D
---------------------------            -----------------------           -------------------------
                                           March 13, 1996
                                            (Commencement
                                          of operations) to                   Year Ended
                                            May 31, 1996                     May 31, 1996
                                       -----------------------           -------------------------
                                       Shares         Amount             Shares           Amount
                                       ------        --------            -------        ----------
Sold                                   11,491        $139,077            207,997        $2,206,682
Redeemed                                 (810)        (10,000)           (11,798)         (133,694)
                                       ------        --------            -------        ----------
Net increase                           10,681        $129,077            196,199        $2,072,988
                                       ======        ========            =======        ==========


6.    MANAGEMENT'S USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



7.   FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

RESERVE BLUE CHIP GROWTH FUND                                  CLASS A                                          CLASS D
-----------------------------               -------------------------------------------------     ---------------------------------
                                                                             October 28, 1994                     February 13, 1996
                                                                             (commencement of                     (commencement of
                                             Year Ended       Year Ended      operations) to       Year Ended      operations) to
                                            May 31, 1997     May 31, 1996      May 31, 1995       May 31, 1997      May 31, 1996
                                            ------------     ------------    ----------------     ------------    -----------------
NET ASSET VALUE, beginning of period           $ 14.91           $12.03           $10.00           $ 14.88              $13.49
                                               -------           ------           ------           -------              ------
Income from investment operations
  Net investment loss                            (0.17)            (.10)            (.03)            (0.46)               (.04)
  Net realized and unrealized gain                0.91             3.62             2.06              1.08                1.43
                                               -------           ------           ------           -------              ------
Total from investment operations                  0.74             3.52             2.03              0.62                1.39
Less distribution from net realized gain          (.19)            (.64)              --              (.19)                 --
                                               -------           ------           ------           -------              ------
NET ASSET VALUE, end of period                 $ 15.46           $14.91           $12.03           $ 15.31              $14.88
                                               =======           ======           ======           =======              ======

Total Return                                      5.12 %          30.10 %          20.30%(2)          4.32 %             10.30 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $ 5,428           $5,130           $1,993           $    46              $   43
Ratio of expenses to average net assets
  before waiver                                   1.75 %           1.75 %           1.75%(1)          2.50 %               2.50 %(1)
Ratio of expenses to average net assets,
  net of waiver                                   1.75 %           1.75 %           1.73%(1)          2.50 %               2.50 %(1)
Ratio of net investment loss to
  average net assets, before waiver              (1.13)%          (0.94)%          (0.72)%(1)        (1.90)%              (1.70)%(1)
Ratio of net investment loss to average
  net assets, net of waiver                      (1.13)%          (0.94)%          (0.70)%(1)        (1.90)%              (1.70)%(1)
Portfolio turnover rate                            109 %             72 %             68 %             109 %                 72 %
Average commission per share on
  portfolio transactions                       $0.0419           $ 0.06              N/A           $0.0419              $ 0.06


RESERVE CONVERTIBLE SECURITIES FUND                              CLASS A                 CLASS D
-----------------------------------                         -----------------       -----------------
                                                            September 3, 1996       September 3, 1996
                                                            (commencement of        (commencement of
                                                             operations) to          operations) to
                                                              May 31, 1997            May 31, 1997
                                                            -----------------       -----------------
NET ASSET VALUE, beginning of period                             $ 10.00                $ 10.00
                                                                 -------                -------
Income from investment operations
  Net investment income                                             0.34                   0.33
  Net realized and unrealized gain (loss)                           0.99                   0.98
                                                                 -------                -------
Total from investment operations                                    1.33                   1.31
Less distribution from net investment
  income and realized gain                                          (.25)                  (.25)
                                                                 -------                -------
NET ASSET VALUE, end of period                                   $ 11.08                $ 11.06
                                                                 =======                =======

Total Return                                                       13.53 %(2)             13.33 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period                           $20,553               $     18
Ratio of expenses to average net assets before waiver               2.36 %(1)              3.37 %(1)
Ratio of expenses to average net assets, net of waiver              0.52 %(1)              0.83 %(1)
Ratio of net investment income to average
  net assets, before waiver                                         3.67 %(1)              2.57 %(1)
Ratio of net investment income to average net assets,
  net of waiver                                                     5.52 %(1)              5.12 %(1)
Portfolio turnover rate                                              113 %                  113 %
Average commission per share on
  portfolio transactions                                         $0.0564               $ 0.0564

----------------------------
(1)  Annualized
(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997

RESERVE EMERGING GROWTH FUND                                   CLASS A                                         CLASS D
----------------------------                  -----------------------------------------------    ---------------------------------
                                                                            November 14, 1994                    February 26, 1996
                                                                            (commencement of                     (commencement of
                                               Year Ended     Year Ended     operations) to       Year Ended      operations) to
                                              May 31, 1997   May 31, 1996     May 31, 1995       May 31, 1997      May 31, 1996
                                              ------------   ------------   -----------------    ------------    -----------------

NET ASSET VALUE, beginning of period            $ 19.56        $12.21            $10.00            $ 19.52            $16.88
                                                -------        ------            ------            -------            ------
Income from investment operations
  Net investment loss                             (0.28)         (.17)             (.09)             (0.49)             (.04)
  Net realized and unrealized gain (loss)         (3.76)         8.05              2.30              (3.67)             2.68
                                                -------        ------            ------            -------            ------
Total from investment operations                  (4.04)         7.88              2.21              (4.16)             2.64
Less distribution from net realized gain             --          (.53)               --                 --                --
                                                -------        ------            ------            -------            ------
NET ASSET VALUE, end of period                  $ 15.52        $19.56            $12.21            $ 15.36            $19.52
                                                =======        ======            ======            =======            ======

Total Return                                     (20.65)%       65.55 %           22.10 %(2)        (21.31)%           15.64%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period          $ 5,789        $6,657            $1,241            $   221            $  243
Ratio of expenses to average net assets            1.75 %        1.75 %            1.75 %(1)          2.50 %             2.50%(1)
Ratio of net investment loss to
  average net assets                              (1.69)%       (1.70)%           (1.62)%(1)         (2.45)%          (2.48)%(1)

Portfolio turnover rate                              28 %          38 %              43 %               28 %               38%
Average commission per share on
  portfolio transactions                        $0.0048        $ 0.01               N/A            $0.0048            $ 0.01

RESERVE INFORMED INVESTORS GROWTH FUND                        CLASS A                                          CLASS D
--------------------------------------       ------------------------------------------------       --------------------------------
                                                                            December 28, 1994                         March 22, 1996
                                                                            (commencement of                        (commencement of
                                              Year Ended    Year Ended       operations) to           Year Ended     operations) to
                                             May 31, 1997  May 31, 1996       May 31, 1995           May 31, 1997     May 31, 1996
                                             ------------  ------------     -----------------        ------------    ---------------
NET ASSET VALUE, beginning of period           $ 14.36         $11.99            $10.00                $ 14.33         $12.29
                                               -------         ------            ------                -------         ------
Income from investment operations
       Net investment loss                       (0.07)         (0.33)             (.07)                 (0.18)          (.06)
       Net realized and unrealized gain          (1.66)          3.87              2.06                  (1.64)          2.10
                                               -------         ------            ------                -------         ------
Total from investment operations                 (1.73)          3.54              1.99                  (1.82)          2.04
Less distribution from net realized gain         (1.15)         (1.17)               --                  (1.15)            --
                                               -------         ------            ------                -------         ------
NET ASSET VALUE, end of period                 $ 11.48         $14.36            $11.99                $ 11.36         $14.33
                                               =======         ======            ======                =======         ======

Total Return                                    (11.35)%        29.75 %           19.90 %(2)            (12.04)%        16.60 %(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period         $ 5,477         $6,393            $6,837                $    13         $   15
Ratio of expenses to average net assets           1.75 %         1.75 %            1.75 %(1)              2.50 %         2.50 %(1)
Ratio of net investment loss to
  average net assets                             (0.57)%        (1.57)%           (1.62)%(1)             (1.26)%        (2.32)%(1)

Portfolio turnover rate                            255 %          132 %              59 %                  255 %          132 %
Average commission per share on
  portfolio transactions                       $0.0612         $ 0.05               N/A                $0.0612         $ 0.05


----------------------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE INTERNATIONAL EQUITY FUND                             CLASS A                                      CLASS D
---------------------------------              --------------------------------------       --------------------------------------
                                                                      July 13, 1995                               March 11, 1996
                                                                    (commencement of                             (commencement of
                                                Year Ended           operations) to          Year Ended           operations) to
                                               May 31, 1997           May 31, 1996          May 31, 1997           May 31, 1996
                                               --------------------------------------       --------------------------------------
NET ASSET VALUE, beginning of period           $      11.26         $      10.00            $      11.25         $      10.79
                                               ------------         ------------            ------------         ------------
Income from investment operations
  Net investment loss                                 (0.07)                (.05)                  (0.15)                (.01)
  Net realized and unrealized gain                     1.40                 1.31                    1.39                  .47
                                               ------------         ------------            ------------         ------------
Total from investment operations                       1.33                 1.26                    1.24                  .46
                                               ------------         ------------            ------------         ------------
NET ASSET VALUE, end of period                 $      12.59         $      11.26            $      12.49         $      11.25
                                               ============         ============            ============         ============

Total Return                                          11.81%               12.60%(2)               11.02%                4.26%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $     12,099         $      3,578            $         30         $          6
Ratio of expenses to average net assets
  before waiver                                        2.00%                2.00%(1)                2.75%                2.75%(1)
Ratio of expenses to average net assets,
  net of waiver                                        2.00%                1.99%(1)                2.75%                2.75%(1)
Ratio of net investment loss to average
  net assets before waiver                             0.82%               (0.92)%(1)               1.63%               (0.70)%(1)
Ratio of net investment loss to average
  net assets net of waiver                             0.82%               (0.91)%(1)               1.63%               (0.70)%(1)
Portfolio turnover rate                                  52%                  70%                     52%                  70%
Average commission per share on
  portfolio transactions                       $     0.0273         $       0.02            $     0.0273         $       0.02


RESERVE LARGE-CAP VALUE FUND                                CLASS A                          CLASS D
----------------------------                  ------------------------------------       ----------------
                                                                   January 2, 1996
                                                                  (commencement of
                                               Year Ended          operations) to           Year Ended
                                              May 31, 1997          May 31, 1996           May 31, 1997
                                              ------------------------------------       ----------------
NET ASSET VALUE, beginning of period          $     10.95         $     10.00            $     10.95
                                              -----------         -----------            ===========
Income from investment operations
  Net investment loss                               (0.03)              (0.01)                 (0.05)
  Net realized and unrealized gain                   3.69                0.96                   3.61
                                              -----------         -----------            -----------
Total from investment operations                     3.66                0.95                   3.56
                                              -----------         -----------            -----------
NET ASSET VALUE, end of period                $     14.61         $     10.95            $     14.51
                                              ===========         ===========            ===========

Total Return                                        33.42%               9.50%(2)              32.51%(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     3,054         $     1,231            $        56
Ratio of expenses to average net assets              1.75%               1.75%(1)               2.50%
Ratio of net investment loss to average
  net assets                                        (0.32)%             (0.32)%(1)             (1.07)%

Portfolio turnover rate                                18%                  0 %                   18%
Average commission per share on
  portfolio transactions                      $    0.0684         $      0.08            $    0.0684

----------------------------
(1)  Annualized

(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND                                  CLASS A                                  CLASS D
---------------------------                   ------------------------------------       ----------------------------------
                                                                   March 13, 1996
                                                                  (commencement of
                                               Year Ended          operations) to         Year Ended          Year Ended
                                              May 31, 1997          May 31, 1996         May 31, 1997        May 31, 1996
                                              ------------------------------------       ----------------------------------
NET ASSET VALUE, beginning of period          $     12.29         $     10.94            $     12.27         $     10.00
                                              -----------         -----------            -----------         -----------
Income from investment operations
  Net investment loss                               (0.11)               (.01)                 (0.28)              (0.17)
  Net realized and unrealized gain                   1.02                1.36                   1.10                2.44
                                              -----------         -----------            -----------         -----------
Total from investment operations                     0.91                1.35                   0.82                2.27
                                              -----------         -----------            -----------         -----------
NET ASSET VALUE, end of period                $     13.20         $     12.29            $     13.09         $     12.27
                                              ===========         ===========            ===========         ===========

Total Return                                         7.40%              12.34%(2)               6.68%              22.70%

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     2,174         $       131            $     1,828         $     2,408
Ratio of expenses to average net assets              1.75%               1.74%(1)               2.50%               2.49%
Ratio of net investment loss to average
  net assets                                        (1.31)%             (0.97)%(1)             (2.08)%             (2.00)%

Portfolio turnover rate                               102%                 85%                   102%                 85%
Average commission per share on
  portfolio transactions                      $    0.0545         $      0.04            $    0.0545         $      0.04


----------------------------

    (1)  Annualized

    (2) Total return is not annualized, and does not reflect impact of sales load.

                         RESERVE PRIVATE EQUITY SERIES
                         RESERVE LARGE-CAP VALUE FUND
                   810 SEVENTH AVENUE, NEW YORK, N.Y.  10019
                                 (800) 637-1700

                   -----------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION


         This Statement of Additional Information describes Reserve Private Equity Series ("Trust") and the Reserve Large-Cap Value Fund ("Large-Cap
Fund" or "Fund"). This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained (without charge) from Reserve Private Equity Series. This Statement is dated October 1, 1997.



                               TABLE OF CONTENTS

                                                                                                        Page
                                                                                                        ----
            Investment Policies                                                                            2
            Other Policies                                                                                 3
            Trustees and Officers of the Trust                                                             4
            Investment Management and Other Agreements                                                     6
            Portfolio Turnover, Transaction Charges and
                  Allocation                                                                               7
            Shares of Beneficial Interest                                                                  8
            Purchase, Redemption and Pricing of Shares                                                     9
            Distributions and Taxes                                                                       10
            Performance Information                                                                       12
            Report of Independent Accountants                                                             14
            Financial Information                                                                         15

                              INVESTMENT POLICIES

         The Fund has adopted as fundamental policies the following limitations on its investment activities. These fundamental policies may not be changed without a majority vote of the Fund shareholders, as defined in the Investment Company Act of 1940. The Large-Cap Value Fund may not:

(1) borrow money except as a temporary measure for extraordinary or emergency proposes and then only in an amount not to exceed 33 1/3% of the market value of its assets; (2) issue senior securities as defined in the Investment Company Act of 1940 except that the Fund may borrow money in accordance with limitation (1); (3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws; (4) invest 25% or more of the value of its total assets in the securities of issues in any particular industry; (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts except the Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts; (6) invest in voting securities or in companies for the purpose of exercising control; and (7) purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

         In addition to the fundamental investment policies listed above, the Fund has voluntarily adopted certain policies that may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders. In accordance with such policies and restrictions the Fund cannot:

         (1) purchase from or sell investment securities to any of the officers or Trustees of the Trust, its investment adviser, its investment sub-adviser, its principal underwriter or the officers, principals or directors of its investment adviser, investment sub-adviser or principal underwriter; and (2) purchase or retain securities of an issuer any of whose officers, directors, trustees or securityholders is an officer or Trustee of the Trust or a member, officer, director or trustee of the investment adviser or sub-adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one % (1/2 of 1%) of the securities (taken at market value) of such issuer and such individuals owning more than one-half of one % (1/2 of 1%) of such securities together beneficially own more than 5% of such securities or both.

         As a non-diversified company, the Fund is permitted to invest all of its assets in a limited number of issuers. However, it intends to comply with Subchapter M of the Internal Revenue Code in order to qualify as a regulated investment company for federal income tax purposes. To so qualify, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the value of its total assets is represented by cash, cash items, securities issued by the U.S. Government or its agencies or instrumentalities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than the U.S. Government or its agencies or instrumentalities or regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. In the event of a decline in the market value of the securities of one or more such issuers exceeding 5%, an investment in the Fund could entail greater risk than in a fund which has a policy of diversification.

                                 OTHER POLICIES

LENDING OF SECURITIES. The Fund may, to increase its income, lend its securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the United States Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more negotiated loan fees, interest on securities used as collateral or interest on short term debt securities purchased with such collateral, either of which type of interest may be shared with the borrower. The Fund may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements including the rules of The New York Stock Exchange, which require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. While voting rights may pass with the loaned securities, if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

        In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

        Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Sub-Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

        Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 for which there is a readily available market will not be deemed to be illiquid if they meet guidelines established by the Board of Trustees. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of potential purchasers;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

DEFENSIVE POSITION. For temporary defensive purposes, the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such circumstances, the Fund will increase its position in debt securities, which may include short-term U.S. Government securities and U.S. dollar- or foreign currency-denominated short-term indebtedness, cash equivalents and fixed-income securities issued or guaranteed by governmental entities, or by companies or supranational organizations (e.g., International Bank for Reconstruction and Development and the European community) rated AA or better by Standard & Poor's Corporation, or Aa or better by Moody's Investor Service, Inc.; or if not so rated, of equivalent investment quality as determined by the Adviser. Apart from periods of defensive investment, the Fund may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in U.S. dollar-denominated money-market instruments.

                       TRUSTEES AND OFFICERS OF THE TRUST

         +BRUCE R. BENT, President, Treasurer and Trustee, 810 Seventh Avenue, New York, New York 10019.

         Mr. Bent is President, Treasurer, and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET") and Reserve New York Tax-Exempt Trust ("RNYTET"), Director, Vice President and Secretary of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation, and Chairman and Director of Resrv Partners, Inc. Before 1968, he was associated with Stone & Webster Securities Corp., and previously, Teachers Insurance and Annuity Association.

         EDWIN EHLERT, JR., Trustee, 125 Elm Street, Westfield, New Jersey
07091.

         Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency formerly called Travelong of Westfield, Inc.) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RNYTET and RTET.

         HENRI W. EMMET, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

      Mr. Emmet retired as the Managing Director of Servus Associates, Inc., and U.S.A. Representative of the First National Bank of Southern Africa in 1996. He is currently Trustee of RF, RIT, RNYTET, RTET and RPES. Until 1989, he was Senior Vice President of the New York branch of Banque Nationale de Paris.


         +DONALD J. HARRINGTON, C.M., Trustee, St. John's University, Jamaica, New York 11439.

         The Reverend Harrington is President of St. John's University (NY) and a Trustee of RF, RIT, RNYTET and RTET. The Reverend Harrington served as President of Niagara University from 1984 to 1989 and was Executive Vice President of Niagara University from 1981 to 1984.


         MICHELLE L. NEUFELD, Counsel and Secretary, 810 Seventh Avenue, New York, NY 10019.

         Ms. Neufeld is Counsel and Secretary of RF, RIT, RTET, and RNYTET. Before joining The Reserve Funds in 1997, Ms. Neufeld was a staff attorney at NASD Regulation, Inc.

         PAT A. COLLETTI, Controller, 810 Seventh Avenue, New York, New York 10019.

         Mr. Colletti is Controller of RF, RIT, RTET and RNYTET. Prior to joining The Reserve Funds in 1985, Mr. Colletti was Supervisor of Accounting of Money Market Funds for the Dreyfus Corporation.

------------------------------------------
 + Interested Trustee within the meaning of the Investment Company Act of 1940.
 * Father Harrington is a member of the Board of Directors of Bear, Stearns & Co., Inc.

         Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

                              COMPENSATION TABLE


                           AGGREGATE               TOTAL COMPENSATION
                          COMPENSATION         FROM FUND AND FUND COMPLEX
  NAME OF TRUSTEE          FROM FUNDS*   (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE*
 ------------------------------------------------------------------------------
 Edwin Ehlert, Jr.             $120.09                $30,500
 Henri W. Emmet                $133.87                $34,000
 Rev. Donald J. Harrington     $118.11                $30,000



Amounts shown are for the Fund's fiscal year ending May 31, 1997.


                   INVESTMENT MANAGEMENT AND OTHER AGREEMENTS


         THE ADVISER. Reserve Management Company, Inc. ("Adviser"),14 Locust Place, Manhasset, New York, NY 11030, a registered investment adviser, manages the Trust and provides it with investment advice pursuant to an Investment Management Agreement. Under the Investment Management Agreement, the Adviser manages the Fund, is responsible for the day-to-day oversight of the Trust's operations and otherwise administers the affairs of the Trust as it deems advisable subject to the overall control and direction of the Trustees and the investment policies and limitations of the Trust described in the Prospectus and Statement of Additional Information. RMCI pays all employee costs and other ordinary operating costs of the Fund pursuant to the Investment Management Agreement. Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, payments made pursuant to the Trust's Service Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share.


         For its management services, and for paying all of the employee costs, costs of the Sub-Adviser and other ordinary operating expenses of the Trust, RMCI is periodically paid a comprehensive fee, at the annual rate of 1.50% per annum of the average daily net assets of the Fund.


         The Investment Management Agreement is subject to annual review and approval by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such renewal. The Agreement terminates automatically upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Adviser.



         THE SUB-ADVISER. Siphron Capital Management ("Sub-Adviser"), 280 S. Beverly Drive, Beverly Hills, California 90212, a registered investment Adviser, acts as Sub-Adviser to the Fund. The Adviser and Trust have entered into a Sub-Advisory Agreement with the Sub-Adviser pursuant to which the Adviser will pay any fees of the Sub-Adviser. The Sub-Advisory Agreement is subject to annual review and approval by the Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940, cast in person at a meeting called for purpose of voting on such renewal. The agreement automatically terminates upon its assignment and may be terminated without penalty upon 60 days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Sub-Adviser.


         CUSTODIAN. The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 is Custodian for the cash and securities of the Trust. The Custodian maintains custody of the Trust's cash and securities, handles its securities settlements and performs transaction processing for receipts and disbursements in connection with the purchase and sale of the Trust's shares.

         DISTRIBUTION AGREEMENT. Resrv Partners, Inc. ("RESRV"), 810 Seventh Avenue, New York, New York 10019, is a distributor of the shares of the Trust. RESRV is a "principal underwriter" for the Trust within the meaning of the Investment Company Act of 1940, and as such acts as agent in arranging for the continuous offering of Trust shares. RESRV has the right to enter into dealer agreements with brokers or other persons of its choice for the sale of Trust shares. RESRV's principal business is the distribution of shares of mutual funds and it has retained no underwriting commissions during the last three fiscal years.

         The Distribution Agreement must be approved annually by the Trustees, including a majority of those who are not "interested persons," as defined in the Investment Company Act of 1940.

         SERVICE PLAN. The Trust maintains a Service Plan ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a plan adopted by the Board and approved by its shareholders. Pursuant to the Plan, the Distributor or its affiliates may make payments ("assistance payments") to brokers, financial institutions and financial intermediaries ("payees") in respect of Trust shareholder accounts ("qualified accounts") as to which the payee has rendered distribution assistance or other services. The Distributor may also retain amounts to pay
for advertising and marketing expenses.   Assistance payments by the Distributor
are made to payees at an annual rate not to exceed .25% of the average net asset value. The Trustees have determined that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders and that its costs are primarily intended to result in the sale of the Trust's shares.

         Under the Plan, the Trust's officers report quarterly the amounts and purposes of assistance payments to the Trustees. During the continuance of the Plan the selection and nomination of the disinterested Trustees of the Trust are at the discretion of the disinterested Trustees currently in office.

         The Plan and related agreements may be terminated at any time by a vote of a majority of the outstanding voting securities of the Fund. The Plan and related agreements may be renewed from year to year if approved by a vote of a majority of the Board of Trustees, including a majority of those who are not "interested persons", as defined in the Investment Company Act of 1940.
The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a majority vote of the Board of Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

         The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investment and the assistance payments received by such banks under the Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the Plan for activities not primarily intended to result in the sale of a Fund's shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court concerning payments to banks contemplated by the Plan, any such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states.

         INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P. 1301 Avenue of Americas, New York, New York 10019 is the Trust's independent accountants.

             PORTFOLIO TURNOVER, TRANSACTION CHARGES AND ALLOCATION

         The Fund will not attempt to achieve, nor will it be limited to, a predetermined rate of portfolio turnover. Turnover rate is the lesser of purchases or sales of portfolio securities for a year (excluding all securities with maturities of one year or less) divided by the monthly average of the market value of such securities.

         Subject to the overall supervision of the officers of the Trust, its Board of Trustees, and the Adviser, the Sub-Adviser places all orders for the purchase and sale of the Fund's investment securities. In general, in the purchase and sale of investment securities the Sub-Adviser will seek to obtain prompt and reliable execution of orders at the most favorable prices or yields. In determining best price and execution, the Sub-Adviser may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Fund's Sub-Adviser, and any statistical, research, or other services provided by the dealer. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined in good faith by the Fund's Sub-Adviser. Brokers or dealers who execute investment securities transactions for the Fund may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers. Subject to procedures adopted by, and the supervision of, the Board of Trustees, the Sub-Adviser is authorized to place portfolio transactions with brokers or dealers affiliated with it provided the commission or fee charged is comparable to that charged by non-affiliated brokers or dealers on comparable transactions involving similar securities being purchased or sold during a comparable period of time on a securities exchange. Any such transactions will be in accordance with Rule 17e-1 under the Investment Company Act of 1940.

         When transactions are made in the over-the-counter market, the Fund deals with the primary market makers unless more favorable prices are otherwise obtainable.


                         SHARES OF BENEFICIAL INTEREST

         The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an interest in the respective series of the Trust proportionately equal to the interest of each other share. If they deem it advisable in the best interests of shareholders, the Trustees of the Trust may classify or reclassify any unissued shares of the Trust by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of the stock. Any changes would be required to comply with any applicable state and Federal securities laws. These currently require that each series be preferred over all other series in respect of assets specifically allocated to such series. It is anticipated that under most circumstances, the rights of any additional series would be comparable unless otherwise required to respond to the particular situation. Upon liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of their respective series of the Trust available for distribution to such shareholders. No changes can be made to the Trust's issued shares without shareholder approval.

         Each Fund share when issued is fully paid, nonassessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of its series, equal rights to all dividends and other distributions from its series, and one vote for all purposes. Shares of separate series vote together for the election of Trustees and have noncumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Regulations of the Securities and Exchange Commission provide that if a series is separately affected by a matter requiring a vote (election of Trustees, ratification of independent accountant selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the Trust as a whole), each such series votes separately. Each series votes separately on such matters as approval of the Investment Management Agreement and material amendments to the Plan, which require approval by a majority of the effected shareholders. For this purpose a "majority" is constituted by either 50% of all shares voting as a group or 67% of the shares voted as a group at a meeting of shareholders at which at least 50% of the shares of each group are represented.


      As of August 30, 1997, the following persons owned of record or beneficially 5% or more of the Fund's Outstanding Shares: Bear Stearns, 1 Metrotech Center North, Brooklyn, NY 11201 (7%) (Class A); Vincentian Fathers of St. Peters, 118 Congress Street, Brooklyn, NY 11201 (6%) (Class A); Arthur
T. Bent III, 18 Heights Rd., Plandome, NY 11030 (7.7%) (Class A); Taconic Petroleum, 810 Seventh Ave., NY, NY 10019 (21.2%) (Class A); Reserve Management Co., Inc. (16%) (Class A); Paul Greenberg, 244 West 11th St., NY, NY 10014, (49.3%) (Class D); John E. Kyle, 2200 Macintosh, Nesbit, MS 38651 (24.9%) (Class
D); and A.G. Edwards & Sons, P.O. Box 14985, St. Louis, MO 63178 (9.6%) (Class
D).


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Redemption payments are normally made by check or wire transfer, but the Trust may be authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of portfolio instruments valued at the same time as the redemption net asset value is determined). The Trust has made an election committing it to pay in cash all requests for redemption from the series involved, by any shareholder or record, limited during any 90-day period to the lesser of $250,000 or 1% of the net assets of the series at the beginning of the period. The election is irrevocable pursuant to rules and regulations under the Investment Company Act or 1940 unless withdrawal is permitted by order of the Securities and Exchange Commission. In disposing of such securities an investor might incur transaction costs and on the date of disposition might receive an amount less than the net asset value of the redemption.

         DETERMINATION OF NET ASSET VALUE. Shares are offered at net asset value. The net asset value of the Fund is calculated at the end of each business day (currently 4:00 PM New York time) that the New York Stock Exchange is open for trading and on other days there is a sufficient degree of trading to materially affect the Fund's net asset value. The net asset value is not calculated on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, Christmas Day and on other days the New York Stock Exchange is closed for trading. The net asset value per share of the Fund is determined by adding the value of all its securities and other assets, subtracting its liabilities and dividing the result by the total number of outstanding shares that represent an interest in the Fund.

         Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the last bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities in foreign currencies are translated into United States dollars at the prevailing rates of exchange. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.


                            DISTRIBUTIONS AND TAXES

         The following is a general description of certain tax rules relating to the Fund. It is not exhaustive and prospective investors may wish to consult their tax advisers.

         The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 ("Code") so long as such qualification is in the best interests of shareholders. If it so qualifies, the Fund generally will not be subjected to federal income tax on such distributed amounts. Shareholders of the Fund, however, will be subject to federal income tax on any ordinary net income and net capital gains realized by the Fund and distributed to shareholders as regular or capital gains dividends, whether distributed in cash or in the form of additional shares. Net long term capital gains distributions will be taxable to shareholders as long term capital gains, regardless of the length of time the corresponding shares have been held.

         Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss (if the shares are capital assets in the shareholder's hands) and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         In order to qualify as a "regulated investment company" under the Code, the Fund must, among other things, in each taxable year distribute at least 90% of its taxable income to shareholders, derive at least 90% of its gross income from dividends, interest and gains from the sale or disposition of securities and derive less than 30 percent of its gross income from the sale or disposition of securities held for less than three months. Accordingly, the Fund will be subject to certain restrictions including restrictions in the writing of options on securities which have been held for less than three months, purchasing and selling futures contracts held for less than three months, in the writing of options which expire in less than three months, and in effecting closing purchase transactions, with respect to options which have been written less than three months prior to such transactions.

         The Code imposes a non-deductible, 4% excise tax on regulated investment companies that do not distribute to their shareholders in each calendar year an amount equal to (i) 98% of their calendar year ordinary income; plus 98% of their capital gain net income (the excess of short and long term capital losses) for the one year period ending October 31. Dividends declared in December of any year to shareholders of record on any date in December will be deemed to have been received by the shareholders and paid by the Fund on the record date, provided such dividends are paid by February 1 as of the following year.

         Dividends and distributions declared payable to shareholders of record after September 30 of any year and paid before February 1 of the following year, are considered taxable income to shareholders on December 31 in the year declared even though paid in the next year.

         Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident aliens are urged to consult their own tax adviser concerning the applicability of the United States withholding tax.


         The Code includes rules applicable to certain listed options, futures contracts, and options on futures contracts which the Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, generally are required to be treated as sold at market value on the last day of such fiscal year and on certain other dates for federal income tax purposes ("marked-to-market"). Generally, over-the-counter options are not classified as Section 1256 contracts and are not subject to the mark-to market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by the Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.


         Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to Shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, this amount, character and timing of gains or losses form the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle position, the amount which may be distributed to Shareholder, and which, will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         The foregoing is a general summary of certain provisions of the Code and Treasury Regulations in effect. For the complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

         The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

         Dividends paid by the Fund are generally expected to be subject to any state or local taxes on income. Shareholders should consult their own attorneys or tax advisers about the tax consequences related to investing in the Fund.

                            PERFORMANCE INFORMATION

         The Fund may from time to time advertise its total return. Total return is computed by finding the average annual compounded rates of return over the 1,5 and 10 year periods or up to the life of the Fund that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                      P (1+T)n = ERV
      Where:          P =    a hypothetical initial payment of $1,000
                      T =    average annual total return
                      n =    number of years
                    ERV =    ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of the 1,5 or 10 year periods, at the end of the 1,5 or 10 year periods
                             (or fractional portion thereof)


         In advertising and sales literature, the Fund may compare its performance to (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), the Russell 2000, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc. a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         The Fund may also compute aggregate total return for specified periods based on a hypothetical Fund account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of the account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.


         The Fund may also quote annual, average annual and annualized total return and aggregate total performance data both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Trustees of The Reserve Private Equity Series:


We have audited the accompanying statements of assets and liabilities of The Reserve Private Equity Series (comprising, respectively, Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund)) (collectively the "Trust"), including the schedules of portfolio investments, as of May 31, 1997, and the related statements of operations for the period presented, and the statements of changes in net assets and the financial highlights for each period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series constituting The Reserve Private Equity Series as of May 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.


New York, New York
June 27, 1997

                        THE RESERVE PRIVATE EQUITY SERIES
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BANKS (1.9%)
   BankBoston Corporation                                                     1,400               $102,200
                                                                                                  --------

   BEVERAGES (4.0%)
   PepsiCo, Inc.                                                              6,000                220,500
                                                                                                  --------

   BUILDING MATERIALS (1.8%)
*  American Standard Companies, Inc.                                          2,000                100,250
                                                                                                  --------

   CHEMICALS - MISCELLANEOUS (4.3%)
   ChemFirst, Inc.                                                            9,200                238,050
                                                                                                  --------

   COMPUTER SERVICES (2.2%)
*  Wang Laboratories, Inc.                                                    5,800                118,900
                                                                                                  --------

   COMPUTER SOFTWARE (5.8%)
*  CUC International, Inc.                                                    6,450                148,350
   National Data Corporation                                                  3,900                171,112
                                                                                                  --------
                                                                                                   319,462
                                                                                                  --------

   CONSUMER SERVICES (2.2%)
*  HFS, Inc.                                                                  2,200                118,525
                                                                                                  --------

   ELECTRONICS (6.8%)
   General Electric Company                                                   1,800                108,675
*  Perceptron, Inc.                                                           9,300                262,725
                                                                                                  --------
                                                                                                   371,400
                                                                                                  --------
   ENTERTAINMENT (3.1%)
   Walt Disney Company                                                        2,100                171,937
                                                                                                  --------

   FINANCIAL SERVICES (6.2%)
   Federal National Mortgage Association                                      5,200                226,850
   Pioneer Group, Inc.                                                        4,400                110,550
                                                                                                  --------
                                                                                                   337,400
                                                                                                  --------
   FOOD (2.3%)
*  Suiza Foods Corporation                                                    4,200                125,475
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.7%)
*  Assisted Living Concepts, Inc.                                             8,000                200,000
                                                                                                  --------

   MANAGED CARE (1.1%)
*  Physicians' Specialty Corporation                                         10,000                 61,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   MEDICAL SUPPLIES (1.3%)
*  LaserSight Corporation                                                    10,000             $   70,000
                                                                                                ----------

   MISCELLANEOUS CONSUMER (2.1%)
*  Gibson Greetings, Inc.                                                     5,300                115,275
                                                                                                ----------

   MISCELLANEOUS MANUFACTURING (5.6%)
   Warnaco Group, Inc.                                                        5,300                173,575
   Westinghouse Electric Corporation                                          6,500                131,625
                                                                                                ----------
                                                                                                   305,200
                                                                                                ----------

   MULTI-LINE INSURANCE (3.1%)
   The Hartford Financial Services Group, Inc.                                2,200                171,600
                                                                                                ----------

   OFFICE - BUSINESS EQUIPMENT (4.6%)
*  American Pad & Paper Company                                              13,500                249,750
                                                                                                ----------

   OIL/GAS EQUIPMENT SERVICES (2.0%)
*  Cairn Energy USA, Inc.                                                     9,200                108,675
                                                                                                ----------

   PACKAGED SOFTWARE (3.9%)
   Computer Associates International, Inc.                                    3,900                213,525
                                                                                                ----------

   PHARMACEUTICALS (7.1%)
*  Bio-Technology General Corporation                                         5,400                 78,300
   Eli Lilly & Company                                                        1,100                102,300
   Johnson & Johnson                                                          1,800                107,775
   Merck & Co., Inc.                                                          1,100                 98,863
                                                                                                ----------
                                                                                                   387,238
                                                                                                ----------
   PUBLISHING (4.2%)
   Harte-Hanks Communications                                                 7,800                233,025
                                                                                                ----------

   RADIO, TV & BROADCAST COMMUNICATION EQUIPMENT (4.6%)
*  American Radio Systems Corporation                                         1,400                 52,150
*  Sinclair Broadcast Group, Inc.                                             8,000                198,000
                                                                                                ----------
                                                                                                   250,150
                                                                                                ----------

   REAL ESTATE (4.6%)
   Insignia Financial Group, Inc., Class A                                   14,200                252,050
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE BLUE CHIP GROWTH FUND

COMMON STOCKS

                                                                            SHARES/              VALUE
                                                                             UNITS              (NOTE 1)
                                                                             -----              --------
   SPECIAL INDUSTRIAL MACHINERY (3.1%)
   Thermo Electron Corporation                                                5,000          $     172,500
                                                                                             -------------

   TOTAL COMMON STOCKS (Cost $4,512,303) (91.6%)                                                 5,014,337

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  260,000                260,000
   Vista Treasury Plus Money Market Fund                                     70,000                 70,000
                                                                                             -------------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $330,000) (6.0%)                                          330,000
                                                                                             -------------

   TOTAL INVESTMENTS (Cost $4,842,303) (97.6%)                                                   5,344,337

   Other assets, less liabilities (2.4%)                                                           129,523
                                                                                             -------------
   NET ASSETS (100%)                                                                         $   5,473,860
                                                                                             =============


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $4,842,303, the aggregate gross unrealized appreciation for all investments was $707,511 and aggregate gross unrealized depreciation for all investments was $205,477.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   BASIC INDUSTRIAL COMMODITY (2.2%)
   First South Africa Corp, Ltd., 144A, 9%                         06/15/04        450,000      $  450,000
                                                                                                ----------

   BIO-TECHNOLOGY (3.9%)
   Chiron Corp., 144A, 1.9%                                        11/17/00        450,000         397,125
   NABI, Inc., 144A, 6.5%                                          02/01/03        500,000         414,375
                                                                                                ----------
                                                                                                   811,500
                                                                                                ----------

   COMMERCIAL SERVICES (1.8%)
   Pharmaceutical Marketing
     Services, Inc., 144A, 6.25%                                   02/01/03        450,000         360,000
                                                                                                ----------

   COMPUTER SOFTWARE (1.9%)
   MacNeal - Schwendler Corp., 7.875%                              08/18/04        400,000         392,000
                                                                                                ----------

   ELECTRONIC PRODUCTS - MISCELLANEOUS (1.9%)
   Trans-Lux Corp., 7.5%                                           12/01/06        375,000         390,000
                                                                                                ----------

   ENVIRONMENT - CONSULTING, ENGINEERING (1.1%)
   Roy F. Weston, Inc., 7%                                         04/15/02        270,000         229,500
                                                                                                ----------

   FOOD CHAINS (1.9%)
   Marsh Supermarkets, Inc., 7%                                    02/15/03        400,000         400,000
                                                                                                ----------

   GENERAL INDUSTRIAL MACHINE & EQUIPMENT (2.0%)
   Robbins & Myers, Inc., 6.5%                                     09/01/03        300,000         412,500
                                                                                                ----------

   HOTEL - MOTEL (3.4%)
   Hilton Hotels Corp., 5%                                         05/15/06        350,000         380,625
   Signature Resorts, Inc., 5.75%                                  01/15/07        350,000         316,750
                                                                                                ----------
                                                                                                   697,375
                                                                                                ----------

   MEDICAL - HMO (3.9%)
   FPA Medical Management, Inc., 6.5%                              12/15/01        400,000         421,000
   PhyMatrix Corp., 6.75%                                          06/15/03        450,000         389,250
                                                                                                ----------
                                                                                                   810,250
                                                                                                ----------

   OIL - DOMESTIC (2.7%)
   Lomak Petroleum, Inc., 144A, 6%                                 02/01/07        350,000         395,500
   Snyder Oil Corp., 7%                                            05/15/01        150,000         155,625
                                                                                                ----------
                                                                                                   551,125
                                                                                                ----------

   POLLUTION CONTROL (3.8%)
   USA Waste Services, Inc., 4%                                    02/01/02        350,000         362,250
   WMX Technologies, Inc., 2%                                      01/24/05        450,000         406,687
                                                                                                ----------
                                                                                                   768,937
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND

CONVERTIBLE BONDS

                                                                                                   VALUE
                                                                   MATURITY          PAR         (NOTE 1)
                                                                   --------          ---         --------
   PUBLISHING (2.0%)
   Scholastic Corp., 5%                                            08/15/05        500,000      $  403,750
                                                                                                ----------

   RETAIL STORES - DEPARTMENT (1.9%)
   Saks Holdings, Inc., 5.5%                                       09/15/06        450,000         398,250
                                                                                                ----------

   RETAIL - APPAREL (1.9%)
   Charming Shoppes, Inc., 7.5%                                    07/15/06        400,000         393,000
                                                                                                ----------

   RETAIL - SPECIALTY (1.8%)
   The Sports Authority, Inc., 5.25%                               09/15/01        400,000         360,500
                                                                                                ----------

   TRANSPORT - AIR FREIGHT (1.6%)
   Consolidated Logistics, 144A, 8%                                08/21/00        400,000         320,000
                                                                                                ----------

   WATER TREATMENT SYSTEMS (3.2%)
   United States Filter Corp., 4.5%                                12/15/01        650,000         665,438
                                                                                                ----------

   TOTAL CONVERTIBLE BONDS (Cost $8,647,471) (42.9%)                                             8,814,125
                                                                                                ----------


PREFERRED STOCKS

                                                                                                    VALUE
                                                                             SHARES                (NOTE 1)
                                                                             ------                --------
   BANKS (2.6%)
   National Australian Bank Ltd., 7.875%                                     20,000               $537,500
                                                                                                   -------

   CONTAINERS-METAL/GLASS (2.1%)
   Crown Cork & Seal Company, Inc., 4.5% 2/26/00                              8,000                434,000
                                                                                                   -------

   ENERGY (1.6%)
   Occidental Petroleum Corp., 144A, $3.875 Series 1993                       6,000                338,250
                                                                                                   -------

   ENTERTAINMENT (2.9%)
   Wellsford Residential Property, 7% Series A                               22,900                589,675
                                                                                                   -------

   FINANCIAL SERVICES (2.1%)
   SunAmerica, Inc., $3.1875 10/31/99                                        10,000                431,250
                                                                                                   -------

   GENERAL INDUSTRIAL MACHINES & EQUIPMENT (2.0%)
   Greenfield Industries, Inc., 144A, 6% 3/31/16                              9,000                409,500
                                                                                                   -------

   GLASS PRODUCTS (1.9%)
   Corning Delaware L.P., 6%                                                  5,000                399,375
                                                                                                   -------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


PREFERRED STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   GOLD MINING (1.6%)
   Coeur D'Alene Mines Corp., 7% 3/15/00                                     20,000             $  332,500
                                                                                                ----------

   HOTEL-MOTEL (1.8%)
   Host Marriott Corp., 144A, 6.75% 12/02/26                                  6,500                367,250
                                                                                                ----------

   MEDICAL - HMO (2.1%)
   Aetna, Inc., 6.25% 7/19/00                                                 4,700                431,225
                                                                                                ----------

   NATURAL GAS (2.0%)
   MCN Corp., 8.75% 4/30/99                                                  15,000                416,250
                                                                                                ----------

   OIL-DOMESTIC (5.5%)
   Mesa, Inc., 8%, Series A                                                  80,000                530,000
   Nuevo Energy, 5.75% 12/15/26 Series A                                      8,000                403,000
   Snyder Oil Corporation, $1.5                                               7,700                190,575
                                                                                                ----------
                                                                                                 1,123,575
                                                                                                ----------

   PAPER (1.9%)
   International Paper Co., 5.25% 7/20/25                                     7,500                386,250
                                                                                                ----------

   PUBLISHING (1.4%)
   Golden Books Family Entertainment, Inc., 144A,
     8.75% 8/20/16                                                            5,000                280,000
                                                                                                ----------

   PUBLISHING-NEWSPAPERS (2.1%)
   Hollinger International, Inc., 9.75% 8/01/00                              40,000                440,000
                                                                                                ----------

   REAL ESTATE (4.8%)
   Excel Realty, $2.125 Series A                                             16,000                426,000
   Redwood Trust, Inc., 9.74% Class B                                        10,000                567,500
                                                                                                ----------
                                                                                                   993,500
                                                                                                ----------

   RESTAURANTS (2.0%)
   Apple South, Inc., 144A, $3.5 3/01/27                                      7,000                420,875
                                                                                                ----------

   TELECOMMUNICATIONS (2.1%)
   Mobile Telecommunication
     Technologies Corp., 144A, $2.25                                         20,000                425,000
                                                                                                ----------

   TELECOMMUNICATIONS-BROADCAST (2.1%)
   Merrill Lynch & Company, 6% 6/01/99 Series COX                            20,000                427,500
                                                                                                ----------

TOTAL PREFERRED STOCKS (Cost $8,282,029) (44.6%)                                                $9,183,475
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE CONVERTIBLE SECURITIES FUND


COMMON STOCKS

                                                                                                VALUE
                                                                             SHARES            (NOTE 1)
                                                                             ------            --------
   AEROSPACE (0.9%)
*  International Airline Support Group, Inc.                                 44,908        $       196,473
                                                                                           ---------------

   ENTERTAINMENT (1.4%)
*  Malibu Entertainment Worldwide, Inc.                                      70,000                280,000
                                                                                           ---------------

   MISCELLANEOUS MANUFACTURING (0.1%)
*  Disc Graphics, Inc. - Warrants Class "A", 11/01/99                        28,000                 21,000
                                                                                           ---------------

   NONHAZARDOUS WASTE DISPOSAL (0.2%)
*  Allied Waste Industries, Inc.                                              2,266                 33,423
                                                                                           ---------------

   OIL WELL SERVICES (3.6%)
*  SEACOR SMIT, Inc.                                                         14,400                745,200
                                                                                           ---------------

   PREHOSPITAL MEDICAL CARE, TRANSPORTATION (1.7%)
   Laidlaw, Inc., Class B                                                    25,663                346,451
                                                                                           ---------------

   TELECOMMUNICATIONS (0.6%)
*  Mobile Telecommunication Technologies Corp.                               10,000                121,875
                                                                                           ---------------

   TOYS (2.1%)
   Hasbro, Inc.                                                              15,000                435,000
                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $1,876,695) (10.6%)                                                    2,179,422
                                                                                           ---------------

TOTAL INVESTMENT SECURITIES (Cost $18,806,195) (98.1%)                                     $    20,177,022

Other assets, less liabilities (1.9%)                                                              394,238
                                                                                           ---------------
NET ASSETS (100%)                                                                          $    20,571,260
                                                                                           ===============


   Value of investments are shown as a percentage of Net Assets

*  Non-income-producing security

   For Federal income tax purposes, the tax basis of investments owned at May 31, 1997 was $18,806,195, the aggregate gross unrealized appreciation for all investments was $1,553,782 and aggregate gross unrealized depreciation for all investments was $182,955.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   BIO-TECHNOLOGY (1.9%)
*  Genzyme Corporation                                                        4,800               $114,600
                                                                                                  --------

   CAPITAL GOODS - DIVERSIFIED (2.4%)
   Danaher Corporation                                                        3,000                145,500
                                                                                                  --------

   CAPITAL GOODS/INDUSTRIAL (1.9%)
*  Vishay Intertechnology, Inc.                                               3,836                112,703
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (6.3%)
*  ANADIGICS, Inc.                                                            4,500                149,063
   ECI Telecommunications Ltd. Designs                                        6,300                145,687
*  Saville Systems Ireland plc                                                2,000                 85,250
                                                                                                  --------
                                                                                                   380,000
                                                                                                  --------
   COMMUNICATION - NETWORK (3.4%)
*  ICG Communications, Inc.                                                   5,000                 80,000
*  PairGain Technologies, Inc.                                                6,000                125,250
                                                                                                  --------
                                                                                                   205,250
                                                                                                  --------
   COMPUTER NETWORKING (3.3%)
*  Ascend Communications, Inc.                                                3,600                200,700
                                                                                                  --------

   COMPUTER PERIPHERAL EQUIPMENT (0.9%)
*  Dialogic Corporation                                                       1,800                 52,650
                                                                                                  --------

   COMPUTER SERVICES (4.6%)
*  HNC Software, Inc.                                                         5,200                171,600
*  Rational Software Corporation                                              5,400                101,925
                                                                                                  --------
                                                                                                   273,525
                                                                                                  --------
   COMPUTER SOFTWARE (3.1%)
*  Business Objects S. A. - ADR                                               5,200                 50,050
*  Media 100, Inc.                                                            8,000                 46,000
*  Sapient Corporation                                                        2,000                 89,500
                                                                                                  --------
                                                                                                   185,550
                                                                                                  --------

   CONSUMER GROWTH (8.3%)
*  Activision, Inc.                                                          16,000                208,000
*  Conso Products Company                                                     7,625                101,031
*  Electronic Arts, Inc.                                                      3,700                118,400
*  Lin Television Corporation                                                 1,700                 73,738
                                                                                                  --------
                                                                                                   501,169
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   ELECTRONIC PRODUCTS - MISCELLANEOUS (0.5%)
   AVX Corporation                                                            1,000               $ 27,250
                                                                                                  --------

   ENERGY (2.7%)
   Cross Timbers Oil Company                                                  8,250                159,844
                                                                                                  --------

   HEALTH (4.3%)
*  HCIA, Inc.                                                                 2,300                 56,925
*  National Dentex Corporation                                                6,000                104,250
*  PacifiCare Health Systems, Inc.                                            1,200                 95,100
                                                                                                  --------
                                                                                                   256,275
                                                                                                  --------

   HOUSEHOLD FURNISHINGS & APPLIANCES (2.8%)
*  Williams-Sonoma, Inc.                                                      4,500                165,938
                                                                                                  --------

   MANAGED CARE (7.4%)
*  CRA Managed Care, Inc.                                                     2,500                114,375
*  Healthsource, Inc.                                                         4,000                 86,000
*  MedPartners, Inc.                                                          7,100                134,900
*  PhyCor, Inc.                                                               3,787                108,402
                                                                                                  --------
                                                                                                   443,677
                                                                                                  --------

   MISCELLANEOUS CONSUMER (2.5%)
*  On Assignment, Inc.                                                        4,000                152,500
                                                                                                  --------

   OFFICE-BUSINESS EQUIPMENT (2.4%)
*  HPR, Inc.                                                                  9,000                146,250
                                                                                                  --------

   OFFSHORE DRILLING (1.6%)
*  Parker Drilling Company                                                   10,000                 96,250
                                                                                                  --------

   OIL WELL SERVICES (1.3%)
*  Dawson Production Services, Inc.                                           7,000                 78,750
                                                                                                  --------

   OPTICAL INSTRUMENTS AND LENSES (1.6%)
*  KLA-Tencor Corporation                                                     2,000                 95,125
                                                                                                  --------

   PAPER (1.2%)
*  Data Documents, Inc.                                                       6,000                 71,250
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   PHARMACEUTICALS (4.9%)
*  Centocor, Inc.                                                             3,200             $  112,800
*  Dura Pharmaceuticals, Inc.                                                 4,600                182,850
                                                                                                ----------
                                                                                                   295,650
                                                                                                ----------

   RESTAURANTS (0.4%)
*  Outback Steakhouse, Inc.                                                   1,000                 23,250
                                                                                                ----------

   RETAIL - SPECIALTY (10.6%)
*  Borders Group, Inc.                                                        7,900                171,825
*  Corporate Express, Inc.                                                    8,600                118,250
*  PetSmart, Inc.                                                             6,000                 73,500
*  Staples, Inc.                                                              6,325                139,150
*  The Sports Authority, Inc.                                                 7,500                135,000
                                                                                                ----------
                                                                                                   637,725
                                                                                                ----------
   SEMICONDUCTOR-RELATED DEVICES (5.4%)
*  Etec Systems, Inc.                                                         1,800                 80,100
   Intel Corporation                                                            800                121,200
*  LSI Logic Corporation                                                      3,000                125,250
                                                                                                ----------
                                                                                                   326,550
                                                                                                ----------

   SYSTEM SOFTWARE/CLIENT SERVER (1.6%)
*  Hummingbird Communications Ltd.                                            3,400                 96,900
                                                                                                ----------

   TELECOMMUNICATIONS EQUIPMENT (7.3%)
*  Comverse Technology, Inc.                                                  2,000                 91,500
*  DSC Communications Corporation                                             2,000                 51,125
*  Newbridge Networks Corporation                                             3,600                144,450
*  P-COM, Inc.                                                                3,200                103,200
*  Proxim, Inc.                                                               2,000                 51,250
                                                                                                ----------
                                                                                                   441,525
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,710,070) (94.6%)                                                 5,686,356
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE EMERGING GROWTH FUND


                                                                                                    VALUE
                                                                                  UNITS           (NOTE 1)
                                                                                  -----           --------
   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                       280,000         $  280,000
   U.S. Treasury Plus Money Market Fund                                          150,000            150,000
                                                                                                 ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $430,000) (7.2%)                                           430,000
                                                                                                 ----------

   TOTAL INVESTMENTS (Cost $5,140,070) (101.8%)                                                   6,116,356

   Liabilities, less other assets (-1.8%)                                                          (106,650)
                                                                                                 ----------
   NET ASSETS (100%)                                                                             $6,009,706
                                                                                                 ==========

   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned May 31, 1997 was $5,140,070, the aggregate gross unrealized appreciation for all investments was $1,463,144 and aggregate gross unrealized depreciation for all investments was $486,858.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIRLINES (3.8%)
   Southwest Airlines Company                                                 8,000               $206,000
                                                                                                  --------

   APPAREL MANUFACTURING (2.5%)
   Liz Claiborne, Inc.                                                        3,000                136,875
                                                                                                  --------

   BANKS (5.0%)
   State Street Corporation                                                   6,200                276,675
                                                                                                  --------

   CLOTHING (4.6%)
*  Jones Apparel Group, Inc.                                                  5,400                253,125
                                                                                                  --------

   COMPUTER MEMORY DEVICES (1.7%)
*  EMC Corporation                                                            2,300                 91,712
                                                                                                  --------

   COMPUTER MICROSYSTEMS (2.3%)
*  Dallas Semiconductor Corporation                                           3,200                123,600
                                                                                                  --------

   COMPUTER - PERIPHERAL EQUIPMENT (2.1%)
*  Adaptec, Inc.                                                              3,200                117,600
                                                                                                  --------

   COMPUTERS (8.2%)
*  Dell Computer Corporation                                                  2,100                236,250
*  Gateway 2000, Inc.                                                         3,200                212,400
                                                                                                  --------
                                                                                                   448,650
                                                                                                  --------

   FINANCIAL/BUSINESS SERVICES (17.1%)
   Bear Stearns Companies, Inc.                                               8,400                273,000
   Lehman Brothers Holdings, Inc.                                             5,400                218,025
   Merrill Lynch & Company                                                    2,300                243,800
   Paine Webber Group, Inc.                                                   5,700                202,350
                                                                                                  --------
                                                                                                   937,175
                                                                                                  --------

   GLASS PRODUCTS (3.5%)
   Corning, Inc.                                                              3,800                191,425
                                                                                                  --------

   HOSPITAL MANAGEMENT (3.8%)
*  Tenet Healthcare Corporation                                               7,700                211,750
                                                                                                  --------

   LIFE/HEALTH INSURANCE (14.6%)
   Conseco, Inc.                                                              8,200                328,000
   SunAmerica, Inc.                                                           4,800                226,800
   Torchmark Corporation                                                      3,800                249,375
                                                                                                  --------
                                                                                                   804,175
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MISCELLANEOUS MANUFACTURING (4.0%)
   Minnesota Mining and Manufacturing Company                                 2,400             $  220,200
                                                                                                ----------

   MULTI-LINE INSURANCE (0.2%)
   Travelers Group, inc.                                                        200                 10,975
                                                                                                ----------

   PAPER (2.4%)
   International Paper Company                                                2,700                129,600
                                                                                                ----------

   RETAIL (4.1%)
*  Costco Companies, Inc.                                                     6,700                226,125
                                                                                                ----------

   RETAIL STORES (3.8%)
   Dayton Hudson Corporation                                                  4,400                211,750
                                                                                                ----------

   RETAIL STORES - GENERAL MERCHANDISING (3.4%)
   Dollar General Corporation                                                 5,500                184,938
                                                                                                ----------

   RETAIL - JEWELRY (2.4%)
   Tiffany & Company                                                          2,800                129,850
                                                                                                ----------

   TELEPHONE & TELEGRAPH APPARATUS (4.6%)
*  Tellabs, Inc.                                                              5,000                251,250
                                                                                                ----------

   TOTAL COMMON STOCKS (Cost $4,698,451) (94.1%)                                                 5,163,450

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund
   (Cost $80,000) (1.5%)                                                     80,000                 80,000
                                                                                                ----------

   TOTAL INVESTMENTS (Cost $4,778,451) (95.6%)                                                   5,243,450

   Other assets, less liabilities (4.4%)                                                           246,483
                                                                                                ----------
   NET ASSETS (100%)                                                                            $5,489,933
                                                                                                ==========


   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For Federal income tax purposes the tax basis of investments owned at May 31, 1997 was $4,778,451, the aggregated gross unrealized appreciation for all investments was $522,884 and aggregate gross unrealized depreciation for all investments was $57,885.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                                 SHARES          (NOTE 1)
                                                                                 ------          --------
   AUSTRALIA (0.7%)
   Australian Hospital Care Ltd.                                                  49,000        $   82,014
                                                                                                ----------

   DENMARK (2.6%)
*  Carli Gray International                                                        1,400            83,981
   Novo Nordisk                                                                    2,200           235,853
                                                                                                ----------
                                                                                                   319,834
                                                                                                ----------

   FINLAND (2.4%)
   Oy Nokia AB                                                                     2,300           150,810
   TT Tieto OY                                                                     1,700           143,340
                                                                                                ----------
                                                                                                   294,150
                                                                                                ----------

   FRANCE (6.3%)
   Altran Technologies                                                               500           160,632
*  Carrefour                                                                         360           236,937
   Pinault - Printemps - Redoute                                                     225            94,556
   Sidel                                                                           2,800           196,926
   Sodexho Alliance                                                                  150            69,810
                                                                                                ----------
                                                                                                   758,861
                                                                                                ----------

   GERMANY (4.9%)
   Altana AG                                                                         150           138,545
   Bayerische Motoren Werke (BMW) AG                                                 200           163,980
   Fresenius AG Pfd.                                                                 722           159,820
   Porsche AG Pfd.                                                                   110           132,802
                                                                                                ----------
                                                                                                   595,147
                                                                                                ----------

   HONG KONG (11.8%)
   Hang Seng Bank Ltd.                                                            18,000           216,056
   Henderson Land Development Company Ltd.                                        24,000           233,867
   Hong Kong & China Gas Company                                                 182,496           317,978
   HSBC Holdings                                                                   8,436           255,868
*  New World Infrastructure Ltd.                                                  19,000            59,222
   Sun Hung Kai Properties Ltd.                                                   20,000           245,870
   Wing Hang Bank Ltd.                                                            21,600           102,870
                                                                                                ----------
                                                                                                 1,431,731
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   INDONESIA (0.7%)
*  PT Bank International Indonesia                                           61,156              $  50,230
   PT Gudang Garam                                                            8,000                 34,497
   PT Steady Safe                                                             1,467                  1,612
                                                                                                 ---------
                                                                                                    86,339
                                                                                                 ---------

   ITALY (1.6%)
   Bulgari SpA                                                                7,200                142,514
*  Telecom Italia Mobile SpA                                                 28,600                 50,198
                                                                                                 ---------
                                                                                                   192,712
                                                                                                 ---------

   MALAYSIA (6.3%)
*  Arab-Malaysian Merchant Bank Berhad                                       16,000                101,242
   Berjaya Sports Toto Berhad                                                26,000                121,060
   Commerce Asset Holding Berhad                                             20,000                 58,103
   DCB Holdings Berhad                                                       32,000                103,152
   Gamuda Berhad                                                             17,333                 62,081
   Malayan Banking Berhad                                                    20,000                210,920
   United Engineers (Malaysia) Ltd.                                          13,000                105,022
                                                                                                 ---------
                                                                                                   761,580
                                                                                                 ---------

   NETHERLANDS (5.5%)
   Elsevier NV                                                                6,000                101,621
   Koninklijke Ahold NV                                                       2,245                170,695
   Koninklijke Ahrend Groep NV                                                1,500                 94,976
   Nutricia Verenidge Bedrijven N.V.                                            600                 93,616
*  Ordina Beheer N.V.                                                         1,040                 78,153
   Wolters Kluwer NV                                                          1,012                121,881
                                                                                                 ---------
                                                                                                   660,942
                                                                                                 ---------

   NORWAY (4.4%)
   Kverneland ASA                                                             3,200                 94,471
*  Merkantildata                                                              8,500                168,487
*  Tandberg ASA                                                               3,300                 39,897
*  Tandberg Television ASA                                                   13,200                120,619
   Tomra Systems ASA                                                          5,000                114,574
                                                                                                 ---------
                                                                                                   538,048
                                                                                                 ---------

   PHILIPPINES (1.2%)
*  Belle Corporation                                                        200,000                 53,091
*  DMCI Holdings, Inc.                                                      143,000                 86,765
                                                                                                 ---------
                                                                                                   139,856
                                                                                                 ---------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES              (NOTE 1)
                                                                             ------              --------
   SINGAPORE (9.7%)
   City Developments Limited                                                  9,000             $   83,677
   DBS Land Limited                                                          36,000                125,830
   Development Bank of Singapore Limited                                     15,000                187,697
   Oversea-Chinese Banking Corporation Ltd.                                  15,000                186,648
   Overseas Union Bank Ltd.                                                  20,000                137,015
   Parkway Holdings Limited                                                  43,000                213,422
   United Overseas Bank Ltd.                                                 10,000                102,761
   Wing Tai Holdings Ltd.                                                    45,000                134,009
                                                                                                ----------
                                                                                                 1,171,059
                                                                                                ----------

   SPAIN (3.8%)
   Banco Intercontinental Espanol, SA                                           900                152,410
   Electricas Reunidas de Zaragoza, SA                                        2,800                105,693
*  Sol Melia, SA                                                              5,600                207,896
                                                                                                ----------
                                                                                                   465,999
                                                                                                ----------

   SWEDEN (3.7%)
   Autoliv AB                                                                 6,000                212,604
   Ericsson Telefonaktiebolaget                                               6,800                239,192
                                                                                                ----------
                                                                                                   451,796
                                                                                                ----------

   SWITZERLAND (7.5%)
   Nestle SA                                                                     70                 87,215
   Novartis AG Regular Shares                                                   190                258,247
   Novartis AG                                                                   30                 40,882
   Roche Holding AG                                                              30                267,167
*  Roche Holding AG Warrants 98 "Jubilee"                                         8                    561
   Zurich Versicherungs                                                         700                257,681
                                                                                                ----------
                                                                                                   911,753
                                                                                                ----------
   THAILAND (0.2%)
   Central Pattana Public Company Ltd.                                       10,000                 26,653
*  Thai Farmers Bank Public Company Ltd. (Warrants)                             500                    501
                                                                                                ----------
                                                                                                    27,154
                                                                                                ----------
   UNITED KINGDOM (12.0%)
   Compass Group plc                                                         12,700                141,752
   HSBC Holdings plc                                                         12,758                396,565
   J.D. Wetherspoon plc                                                       4,618                100,004
   Lloyds TSB Group plc                                                      13,000                130,825
   Logica plc                                                                 6,600                 93,571
   Misys plc                                                                  5,400                122,581
   Serco Group plc                                                            8,200                 92,735
   Standard Chartered plc                                                    10,476                166,121
   Zeneca Group plc                                                           7,000                212,652
                                                                                                ----------
                                                                                                 1,456,806
                                                                                                ----------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INTERNATIONAL EQUITY FUND

COMMON STOCKS

                                                                             SHARES/              VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   UNITED STATES (11.7%)
   Credicorp Ltd., ADR                                                        5,000            $   112,500
   Panamerican Beverages, Inc., ADR                                          10,000                290,000
   Santa Isabel, ADR                                                          5,200                151,450
*  State Bank of India, ADR                                                  15,000                379,650
   Telecomunicacoes Brasileiras SA, ADR                                       1,400                194,600
   Telefonica de Argentina SA, ADR                                            5,000                181,250
   Telefonica del Peru SA, ADR                                                4,500                114,188
                                                                                               -----------
                                                                                                 1,423,638
                                                                                               -----------

TOTAL COMMON STOCKS (Cost $10,050,524)(97.0%)                                                   11,769,419

MONEY MARKET MUTUAL FUNDS
U.S. Government Money Market Mutual Fund
(Cost $250,000)(2.1%)                                                       250,000                250,000
                                                                                               -----------

TOTAL INVESTMENTS (Cost $10,300,524) (99.1%)                                                    12,019,419

Other assets, less liabilities (0.9%)                                                              109,835
                                                                                               -----------
NET ASSETS (100%)                                                                              $12,129,254
                                                                                               ===========

INDUSTRY COMPOSITION

INDUSTRY                                                                 PERCENT
--------                                                                 -------
Auto/Truck Manufacturers                                                   2.4
Bio Tech & Med Devices                                                     2.5
Cellular Telephone                                                         0.4
Commercial Banks                                                          22.1
Computer Software                                                          3.6
Computers & Peripheral                                                     2.7
Construction & Engineering                                                 2.6
Consumer Service                                                           2.3
Drug & Health Care                                                        10.8
Electric Power Utilities                                                   0.9
Entertainment & Leisure                                                    1.4
Financial Services                                                         5.2
Food Processing                                                            3.2
Lodging & Restaurants                                                      3.7
Machinery                                                                  4.2
Public Utilities                                                           2.6
Publishing                                                                 1.8
Real Estate Development                                                    6.1
Real Estate Investment                                                     0.9
Retailing                                                                  8.7
Telecommunications                                                         8.6
Tobacco                                                                    0.3
                                                                          ----

Industry percent of net assets                                            97.0%
Money Market Mutual Funds                                                  2.1%
Other assets, less liabilities                                             0.9%
                                                                          ----
Percent of Net Assets                                                      100%
                                                                          ----


   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $10,300,524, the aggregate gross unrealized appreciation for all investments was $2,002,534 and aggregate gross unrealized depreciation for all investments was $283,576.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                                                  VALUE
                                                                             SHARES             (NOTE 1)
                                                                             ------             --------
   ATHLETIC FOOTWEAR/APPAREL (2.7%)
   Nike, Inc.                                                                 1,500           $     85,500
                                                                                              ------------

   BANKS (3.4%)
   Wells Fargo & Company                                                        400                105,400
                                                                                              ------------

   BEVERAGES (9.5%)
   Anheuser-Busch Companies, Inc.                                             2,400                102,900
   Coca-Cola Company                                                          1,700                116,025
   PepsiCo, Inc.                                                              2,100                 77,175
                                                                                              ------------
                                                                                                   296,100
                                                                                              ------------

   COMPUTER SOFTWARE (4.0%)
*  Microsoft Corporation                                                      1,000                124,000
                                                                                              ------------

   COMPUTERS (4.4%)
   Hewlett-Packard Company                                                    1,000                 51,500
   International Business Machines Corporation                                1,000                 86,500
                                                                                              ------------
                                                                                                   138,000
                                                                                              ------------

   CONSUMER PRODUCTS (8.1%)
   Clorox Company                                                             1,000                126,250
   Gillette Company                                                           1,400                124,425
                                                                                              ------------
                                                                                                   250,675
                                                                                              ------------

   DRUGS (4.1%)
   Abbott Labs                                                                2,000                126,000
                                                                                              ------------

   ENTERTAINMENT (3.9%)
   The Walt Disney Company (Holding Co.)                                      1,500                122,813
                                                                                              ------------

   FINANCIAL/BUSINESS SERVICES (8.4%)
   American Express Company                                                   2,000                139,000
   Charles Schwab Corporation                                                 3,000                121,875
                                                                                              ------------
                                                                                                   260,875
                                                                                              ------------

   FOOD (13.3%)
   Campbell Soup Company                                                      2,800                128,800
   Hershey Foods Corporation                                                  2,200                123,475
   Quaker Oats Company                                                        1,500                 61,875
   Wrigley (WM) Jr. Company                                                   1,700                100,725
                                                                                              ------------
                                                                                                   414,875
                                                                                              ------------
   HEALTH (3.2%)
   Becton, Dickinson & Company                                                2,000                 98,500
                                                                                              ------------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE LARGE-CAP VALUE FUND

COMMON STOCKS

                                                                             SHARES/               VALUE
                                                                              UNITS              (NOTE 1)
                                                                              -----              --------
   MEDICAL SUPPLIES (6.5%)
   Kimberly-Clark Corporation                                                 2,000             $  100,250
   Pfizer, Inc.                                                               1,000                102,875
                                                                                                ----------
                                                                                                   203,125
                                                                                                ----------
   PHARMACEUTICALS (10.7%)
   Eli Lilly & Company                                                        1,000                 93,000
   Johnson & Johnson                                                          1,900                113,763
   Merck & Company, Inc.                                                      1,400                125,825
                                                                                                ----------
                                                                                                   332,588
                                                                                                ----------

   PHOTOGRAPHY (3.2%)
   Eastman Kodak Company                                                      1,200                 99,450
                                                                                                ----------

   PUBLISHING (3.9%)
   Gannett Company, Inc.                                                      1,300                120,250
                                                                                                ----------

   PUBLISHING - NEWSPAPERS (2.8%)
   New York Times Company Class A                                             1,900                 87,518
                                                                                                ----------

   SEMICONDUCTOR - RELATED DEVICE (4.9%)
   Intel Corporation                                                          1,000                151,500
                                                                                                ----------

TOTAL COMMON STOCKS (Cost $2,260,193)(97.0%)                                                     3,017,169

MONEY MARKET MUTUAL FUNDS
Vista U.S. Government Money Market Fund
(Cost $135,000) (4.4%)                                                      135,000                135,000
                                                                                                ----------

TOTAL INVESTMENTS (Cost $2,395,193) (101.4%)                                                     3,152,169

Liabilities, less other assets (-1.4%)                                                             (42,189)
                                                                                                ----------
NET ASSETS (100%)                                                                               $3,109,980
                                                                                                ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $2,395,193, the aggregate gross unrealized appreciation for all investments was $758,447 and aggregate gross unrealized depreciation for all investments was $1,471.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   AIR FREIGHT (2.3%)
   Circle International Group, Inc.                                           3,300               $ 91,575
                                                                                                  --------

   AUTO PARTS-ORIGINAL EQUIPMENT (5.7%)
*  Gentex Corporation                                                         4,600                 92,575
   Paccar, Inc.                                                               3,000                135,750
                                                                                                  --------
                                                                                                   228,325
                                                                                                  --------

   BEVERAGES (3.6%)
*  Robert Mondavi Corporation                                                 3,200                142,400
                                                                                                  --------

   BUSINESS EQUIPMENT/SERVICE (2.5%)
*  Greenwich Air Services, Inc.                                               3,500                101,500
                                                                                                  --------

   CLOTHING (3.3%)
*  Fruit of the Loom, Inc.                                                    3,800                132,525
                                                                                                  --------

   COMMUNICATION - EQUIPMENT (2.5%)
*  Qualcomm, Inc.                                                             2,100                101,325
                                                                                                  --------

   COMPUTER MICROSYSTEMS (4.6%)
*  Dallas Semiconductor Corporation                                           4,800                185,400
                                                                                                  --------

   COMPUTER SOFTWARE (1.8%)
*  Imnet Systems, Inc.                                                        2,900                 72,500
                                                                                                  --------

   COMPUTERS - PERIPHERAL EQUIPMENT (4.3%)
*  American Power Conversion Corp.                                            3,500                 81,375
*  MicroTouch Systems, Inc.                                                   3,600                 90,900
                                                                                                  --------
                                                                                                   172,275
                                                                                                  --------

   HOSPITAL SUPPLIES (2.7%)
*  Advanced Technology Laboratories, Inc.                                     2,800                108,500
                                                                                                  --------

   HOUSEHOLD FURNISHINGS APPLIANCE (7.6%)
   Bush Industries, Inc.                                                      4,000                 90,000
   Herman Miller, Inc.                                                        6,000                214,500
                                                                                                  --------
                                                                                                   304,500
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

COMMON STOCKS

                                                                                                   VALUE
                                                                             SHARES               (NOTE 1)
                                                                             ------               --------
   INSTRUMENTS - SCIENTIFIC (2.0%)
*  Water Corporation                                                          2,500               $ 80,625
                                                                                                  --------

   LIFE INSURANCE (6.0%)
   Protective Life Corporation                                                3,000                134,250
   Western National Corporation                                               4,000                104,500
                                                                                                  --------
                                                                                                   238,750
                                                                                                  --------

   NURSING HOMES (3.0%)
*  Genesis Health Ventures, Inc.                                              3,600                118,350
                                                                                                  --------

   OIL/GAS EQUIPMENT SERVICES (10.1%)
*  Nuevo Energy Company                                                       3,300                143,962
*  Rowan Companies, Inc.                                                      5,700                131,813
   Tidewater, Inc.                                                            3,050                128,481
                                                                                                  --------
                                                                                                   404,256
                                                                                                  --------

   POLLUTION CONTROL (4.9%)
*  Newpark Resources, Inc.                                                    3,770                197,925
                                                                                                  --------

   RESTAURANTS (2.9%)
*  Cracker Barrel Old Country Store, Inc.                                     4,000                116,000
                                                                                                  --------

   RETAIL (2.5%)
*  Stein Mart, Inc.                                                           3,300                 99,825
                                                                                                  --------

   RETAIL-SPECIALTY (4.8%)
*  AutoZone, Inc.                                                             4,500                105,188
   Pier 1 Imports, Inc.                                                       3,800                 85,025
                                                                                                  --------
                                                                                                   190,213
                                                                                                  --------

   RETAIL STORES-DRUGS (3.3%)
*  CVS Corporation                                                            2,800                134,050
                                                                                                  --------

   SEMICONDUCTOR RELATED DEVICE (2.2%)
*  Photronics, Inc.                                                           2,000                 89,250
                                                                                                  --------

   SPECIAL INDUSTRIAL MACHINERY (6.0%)
   Briggs & Stratton Corporation                                              2,200                113,575
   Pentair Industries, Inc.                                                   3,800                124,925
                                                                                                  --------
                                                                                                   238,500
                                                                                                  --------

   TRUCKERS (3.9%)
*  Swift Transportation Co., Inc.                                             4,800                154,800
                                                                                                  --------

                        THE RESERVE PRIVATE EQUITY SERIES
                 SCHEDULE OF PORTFOLIO INVESTMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND

                                                                                                VALUE
                                                                             UNITS             (NOTE 1)
                                                                             -----             --------
   TOTAL COMMON STOCKS (Cost $3,064,256) (92.5%)                                              $3,703,369
                                                                                              ----------

   MONEY MARKET MUTUAL FUNDS
   Vista U.S. Government Money Market Fund                                  185,000              185,000
   Vista Treasury Plus Money Market Fund                                    115,000              115,000
                                                                                              ----------

   TOTAL MONEY MARKET MUTUAL FUNDS (Cost $300,000) (7.5%)                                        300,000
                                                                                              ----------

   TOTAL INVESTMENTS (Cost $3,364,256) (100.0%)                                                4,003,369

   Liabilities, less other assets (0.0%)                                                          (1,234)
                                                                                              ----------
   NET ASSETS (100%)                                                                          $4,002,135
                                                                                              ==========

   Value of investments are shown as a percentage of Net Assets.

*  Non-income producing security.

   For federal income tax purposes the tax basis for investments owned at May 31, 1997 was $3,364,256, the aggregate gross unrealized appreciation for all investments was $695,869 and aggregate gross unrealized depreciation for all investments was $56,756.




                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 1997



                                                                 RESERVE           RESERVE          RESERVE
                                                                BLUE CHIP        CONVERTIBLE       EMERGING
                                                               GROWTH FUND     SECURITIES FUND    GROWTH FUND
                                                               -----------     ---------------    -----------
ASSETS
Investment in securities, at value
(cost  $4,842,303, $18,806,195,
$5,140,070, respectively)                                       $5,344,337       $20,177,022       $6,116,356
Cash                                                                50,872            51,574           32,911
Receivable for investment securities sold                           77,263           379,631               --
Dividends receivable                                                 2,268            32,187              290
Interest receivable                                                     21           154,372               26
                                                                ----------       -----------       ----------
  Total assets                                                   5,474,761        20,794,786        6,149,583
                                                                ----------       -----------       ----------
LIABILITIES
Payable for investment securities purchased                             --           223,126          139,257
Payable for fund shares redeemed                                        77                56               60
Other payables and accrued expenses                                    824               344              560
                                                                ----------       -----------       ----------
  Total liabilities                                                    901           223,526          139,877
                                                                ----------       -----------       ----------
NET ASSETS                                                      $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========


NET ASSETS CONSIST OF (Note 1):
Capital stock (Par Value $.001 per share)                       $      354       $     1,857       $      387
Additional paid in capital                                       4,125,193        18,809,616        5,620,631
Accumulated net realized gain (loss) on investments                846,279           218,279         (587,598)
Undistributed net investment income                                     --           170,681               --
Net unrealized appreciation on investments                         502,034         1,370,827          976,286
                                                                ----------       -----------       ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)                     $5,473,860       $20,571,260       $6,009,706
                                                                ==========       ===========       ==========
CLASS A:
Net Assets                                                      $5,428,285       $20,552,883       $5,788,730
                                                                ----------       -----------       ----------

Shares Outstanding                                                 351,099         1,855,482          373,020
                                                                ----------       -----------       ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                                 $    15.46       $     11.08       $    15.52
                                                                ==========       ===========       ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)                   $    16.19       $     11.60       $    16.25
                                                                ==========       ===========       ==========
CLASS D:
Net Assets                                                      $   45,575       $    18,377       $  220,976
                                                                ----------       -----------       ----------

Shares Outstanding                                                   2,976             1,662           14,383
                                                                ----------       -----------       ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                           $    15.31       $     11.06       $    15.36
                                                                ==========       ===========       ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE           RESERVE            RESERVE
                                                     INFORMED INVESTORS   INTERNATIONAL        LARGE-CAP
                                                         GROWTH FUND       EQUITY FUND         VALUE FUND
                                                         -----------       -----------         ----------
ASSETS
Investment in securities, at value
(cost  $4,778,451, $10,300,524,
$2,395,193, respectively)                                 $5,243,450       $12,019,419         $3,152,169
Cash                                                          12,377           134,287             38,202
Receivable for investment securities sold                    665,504            56,644                 --
Dividends receivable                                           4,758            10,529              3,517
Interest receivable                                               52                --                 --
                                                          ----------       -----------         ----------
      Total assets                                         5,926,141        12,220,879          3,193,888
                                                          ----------       -----------         ----------

LIABILITIES
Payable for investment securities purchased                  433,793            91,069             83,370
Payable for fund shares redeemed                               2,212                63                 73
Other payables and accrued expenses                              203               493                465
                                                          ----------       -----------         ----------
      Total liabilities                                      436,208            91,625             83,908
                                                          ----------       -----------         ----------
NET ASSETS                                                $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========


NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                 $      478       $       963         $      213
Additional paid in capital                                 4,610,691        10,754,431          2,331,412
Accumulated net realized gain (loss) on investments
   and foreign currency transactions                         413,765          (345,098)            21,379
Net unrealized appreciation on investments and
   foreign currency transactions                             464,999         1,718,958            756,976
                                                          ----------       -----------         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)               $5,489,933       $12,129,254         $3,109,980
                                                          ==========       ===========         ==========
CLASS A:
Net Assets                                                $5,476,969       $12,098,843         $3,054,239
                                                          ----------       -----------         ----------

Shares Outstanding                                           477,196           960,665            209,015
                                                          ----------       -----------         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                           $    11.48       $     12.59         $    14.61
                                                          ==========       ===========         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)             $    12.02       $     13.18         $    15.30
                                                          ==========       ===========         ==========
CLASS D:
Net Assets                                                $   12,964       $    30,411         $   55,741
                                                          ----------       -----------         ----------

Shares Outstanding                                             1,141             2,436*             3,841
                                                          ----------       -----------         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                     $    11.36       $     12.49         $    14.51
                                                          ==========       ===========         ==========


* Calculated net asset value differs from actual net asset value due to rounding of fractional shares.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
               STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                  MAY 31, 1997



                                                           RESERVE
                                                           MID-CAP
                                                         GROWTH FUND
                                                         -----------
ASSETS
Investment in securities, at value
(cost$3,364,256)                                         $4,003,369
Cash                                                         36,124
Receivable for investment securities sold                   111,383
Receivable for fund shares sold                              14,811
Dividends receivable                                          2,270
Interest receivable                                              16
                                                         ----------
  Total assets                                            4,167,973
                                                         ----------
LIABILITIES
Payable for investment securities purchased                 162,868
Payable for fund shares redeemed                              2,970
                                                         ----------
  Total liabilities                                         165,838
                                                         ----------
NET ASSETS                                               $4,002,135
                                                         ==========
NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                $      304
Additional paid in capital                                3,301,497
Accumulated net realized gain on investments                 61,221
Net unrealized appreciation on investments                  639,113
                                                         ----------
NET ASSETS, at value, applicable to Shares of
   Beneficial Interest outstanding (Note 5)              $4,002,135
                                                         ==========
CLASS A:
Net Assets                                               $2,174,053
                                                         ----------

Shares Outstanding                                          164,702
                                                         ----------
Net Asset Value and redemption value per share
(net assets/shares outstanding)                          $    13.20
                                                         ==========
Maximum offering price per share (net asset value
plus sales charge of 4.50% of offering price)            $    13.82
                                                         ==========
CLASS D:
Net Assets                                               $1,828,082
                                                         ----------

Shares Outstanding                                          139,681
                                                         ----------
Net Asset Value, offering and redemption value per
share (net assets/shares outstanding)                    $    13.09
                                                         ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                            STATEMENTS OF OPERATIONS



                                                RESERVE            RESERVE           RESERVE             RESERVE
                                               BLUE CHIP         CONVERTIBLE         EMERGING       INFORMED INVESTORS
                                              GROWTH FUND      SECURITIES FUND     GROWTH FUND         GROWTH FUND
                                              -----------      ---------------     -----------         -----------
                                                              September 3, 1996
                                                              (commencement of
                                              Year Ended       operations) to       Year Ended          Year Ended
                                             May 31, 1997       May 31, 1997       May 31, 1997        May 31, 1997
                                             ------------       ------------       ------------        ------------

INVESTMENT INCOME
Dividends                                     $   32,176        $   249,907       $     3,372*        $    24,627
Interest                                             896            363,077             1,049              41,386
                                              ----------        -----------       -----------         -----------
    Total investment income                       33,072            612,984             4,421              66,013

EXPENSES
Comprehensive fee (Note 3)                        79,311            205,951            98,087              83,573
12b-1 Fee (Note 4)
    Class A                                       13,038             34,294            15,631              13,889
    Class D                                          723                124             2,868                 161
                                              ----------        -----------       -----------         -----------
Total expenses                                    93,072            240,369           116,586              97,623
                                              ----------        -----------       -----------         -----------
    Less fees waived                                  --            188,113                --                  --
                                              ----------        -----------       -----------         -----------
    Net expenses                                      --             52,256                --                  --
                                              ----------        -----------       -----------         -----------

NET INVESTMENT INCOME (LOSS)                     (60,000)           560,728          (112,165)            (31,610)
                                              ----------        -----------       -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities              5,655,127         16,158,164         1,743,151          11,725,713
Cost of securities sold                        4,678,455         15,933,090         2,320,269          10,472,385
                                              ----------        -----------       -----------         -----------
Net realized gain (loss) on
    investments (Note 1)                         976,672            225,074          (577,118)          1,253,328
Net unrealized appreciation
    (depreciation) on investments               (642,561)         1,370,827          (847,249)         (1,975,139)
                                              ----------        -----------       -----------         -----------
Net realized and unrealized gain (loss)
    on investments                               334,111          1,595,901        (1,424,367)           (721,811)
                                              ----------        -----------       -----------         -----------
Net increase (decrease) in net assets
    resulting from operations                 $  274,111        $ 2,156,629       $(1,536,532)        $  (753,421)
                                              ==========        ===========       ===========         ===========


* Includes foreign tax withholding of $114


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                     STATEMENTS OF OPERATIONS - (CONTINUED)



                                             RESERVE           RESERVE          RESERVE
                                          INTERNATIONAL       LARGE-CAP         MID-CAP
                                           EQUITY FUND       VALUE FUND       GROWTH FUND
                                           -----------       ----------       -----------
                                           Year Ended        Year Ended       Year Ended
                                          May 31, 1997      May 31, 1997     May 31, 1997
                                          ------------      ------------     ------------
INVESTMENT INCOME
Dividends                                  $   97,550*        $ 32,111        $   13,610
Interest                                          561              212               533
                                           ----------         --------        ----------
    Total investment income                    98,111           32,323            14,143

EXPENSES
Comprehensive fee (Note 3)                    145,974           33,940            49,028
12b-1 Fee (Note 4)
    Class A                                    20,754            5,613             3,404
    Class D                                       231              172            19,070
                                           ----------         --------        ----------
Total expenses                                166,959           39,725            71,502
                                           ----------         --------        ----------

NET INVESTMENT LOSS                           (68,848)          (7,402)          (57,359)
                                           ----------         --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Proceeds from sales of securities           3,956,864          383,913         3,034,153
Cost of securities sold                     4,229,994          362,534         2,889,407
                                           ----------         --------        ----------
Net realized gain (loss) on
    investments and foreign
    currency transactions (Note 1)           (273,130)          21,379           144,746
Net unrealized appreciation
    on investments and foreign
    currency transactions                   1,387,936          686,853           185,442
                                           ----------         --------        ----------
Net realized and unrealized gain
    on investments and foreign
    currency transactions                   1,114,806          708,232           330,188
                                           ----------         --------        ----------
Net increase in net assets resulting
    from operations                        $1,045,958         $700,830        $  272,829
                                           ==========         ========        ==========


* Includes foreign tax withholding of $14,966


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                                        RESERVE CONVERTIBLE
                                                     RESERVE BLUE CHIP GROWTH FUND        SECURITIES FUND
                                                     -----------------------------      -------------------
                                                                                        September 3, 1996
                                                                                         (commencement of
                                                      Year Ended       Year Ended          operations) to
                                                     May 31, 1997     May 31, 1996          May 31, 1997
                                                     ------------     ------------      -------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income gain (loss)                $   (60,000)       $  (34,916)          $    560,728
   Net realized gain (loss) from investments            976,672            (2,045)               225,074
   Net unrealized appreciation (depreciation)
      from investments                                 (642,561)          975,733              1,370,827
                                                    -----------        ----------           ------------
   Net increase in net assets
      resulting from operations                         274,111           938,772              2,156,629
                                                    -----------        ----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     --                --                 (6,791)
   Net realized gain on investments                     (68,349)         (164,889)              (390,051)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  1,176,349         2,757,098             20,601,861
   Reinvestment of distributions                         68,323           164,889                201,224
   Cost of shares redeemed                           (1,148,732)         (517,167)            (1,991,612)
                                                    -----------        ----------           ------------
   Net increase in net assets resulting
      from capital share transactions                    95,940         2,404,820             18,811,473
                                                    -----------        ----------           ------------
   Net increase in net assets                           301,702         3,178,703             20,571,260
NET ASSETS:
   Beginning of period                                5,172,158         1,993,455                      0
                                                    -----------        ----------           ------------
   End of period (including undistributed
      net investment income of $0, $0
      and $170,681, respectively)                   $ 5,473,860        $5,172,158           $ 20,571,260
                                                    ===========        ==========           ============

                                                                                               RESERVE INTERNATIONAL
                                                    RESERVE EMERGING GROWTH FUND                   EQUITY FUND
                                                    -----------------------------        -------------------------------
                                                                                                         July 13, 1996
                                                                                                        (commencement of
                                                     Year Ended       Year Ended          Year Ended     operations) to
                                                    May 31, 1997     May 31, 1996        May 31, 1997     May 31, 1996
                                                    -----------------------------        -------------------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                              $  (112,165)       $  (57,980)       $   (68,848)       $  (17,145)
   Net realized gain (loss) from investments
      and foreign currency transactions                (577,118)           80,546           (273,130)          (71,968)
   Net unrealized appreciation (depreciation)
      from investments and foreign
      currency transactions                            (847,249)        1,655,638          1,387,936           331,022
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                      (1,536,532)        1,678,204          1,045,958           241,909
                                                    -----------        ----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                          --           (93,899)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                  2,187,444         4,281,980          8,057,063         3,465,234
   Reinvestment of distributions                             --            93,770                 --                --
   Cost of shares redeemed                           (1,540,646)         (301,485)          (558,291)         (122,619)
                                                    -----------        ----------        -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                   646,798         4,074,265          7,498,772         3,342,615
                                                    -----------        ----------        -----------        ----------
   Net increase (decrease) in net assets               (889,734)        5,658,570          8,544,730         3,584,524
NET ASSETS:
   Beginning of period                                6,899,440         1,240,870          3,584,524                 0
                                                    -----------        ----------        -----------        ----------
   End of period                                    $ 6,009,706        $6,899,440        $12,129,254        $3,584,524
                                                    ===========        ==========        ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        THE RESERVE PRIVATE EQUITY SERIES
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)




                                                                                                          RESERVE
                                                                RESERVE INFORMED                         LARGE-CAP
                                                              INVESTORS GROWTH FUND                      VALUE FUND
                                                         --------------------------------      -------------------------------
                                                                                                               January 2, 1996
                                                                                                              (commencement of
                                                          Year Ended         Year Ended          Year Ended     operations) to
                                                         May 31, 1997       May 31, 1996        May 31, 1997     May 31, 1996
                                                         -------------------------------       -------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                                   $   (31,610)       $  (147,983)       $    (7,402)       $   (1,091)
   Net realized gain from investments                      1,253,328            850,186             21,379                --
   Net unrealized appreciation (depreciation)
      from investments                                    (1,975,139)         1,109,280            686,853            70,123
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets
      resulting from operations                             (753,421)         1,811,483            700,830            69,032
                                                         -----------        -----------        -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                         (525,939)          (795,337)                --                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                       1,400,871          6,254,939          1,345,107         1,165,180
   Reinvestment of distributions                             395,531            790,060                 --                --
   Cost of shares redeemed                                (1,435,172)        (8,490,282)          (167,017)           (3,152)
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets resulting
      from capital share transactions                        361,230         (1,445,283)         1,178,090         1,162,028
                                                         -----------        -----------        -----------        ----------
   Net increase (decrease) in net assets                    (918,130)          (429,137)         1,878,920         1,231,060

NET ASSETS:
   Beginning of period                                     6,408,063          6,837,200          1,231,060                 0
                                                         -----------        -----------        -----------        ----------
   End of period                                         $ 5,489,933        $ 6,408,063        $ 3,109,980        $1,231,060
                                                         ===========        ===========        ===========        ==========


                                                          RESERVE MID-CAP
                                                            GROWTH FUND
                                                   -------------------------------
                                                    Year Ended         Year Ended
                                                   May 31, 1997       May 31, 1996
                                                   ------------       ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                             $   (57,359)       $  (32,656)
   Net realized gain (loss) from investments           144,746           (83,525)
   Net unrealized appreciation from
      investments                                      185,442           453,671
                                                   -----------        ----------
   Net increase in net assets
      resulting from operations                        272,829           337,490
                                                   -----------        ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Net proceeds from sales of shares                 3,118,364         2,345,759
   Cost of shares redeemed                          (1,928,613)         (143,694)
                                                   -----------        ----------
   Net increase in net assets resulting
      from capital share transactions                1,189,751         2,202,065
                                                   -----------        ----------
   Net increase in net assets                        1,462,580         2,539,555

NET ASSETS:
   Beginning of period                               2,539,555                 0
                                                   -----------        ----------
   End of period                                   $ 4,002,135        $2,539,555
                                                   ===========        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997



1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


      The Reserve Private Equity Series (the "Trust") consists of the following funds: Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North American Growth Fund). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series.


      The Trust offers both Class A and Class D shares of each Fund. Class A shares are sold with an initial sales charge and Class D shares are sold without an initial sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan.

      The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

      SECURITY VALUATION

      Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and federal income tax purposes.

      Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 1997 as follows:

      [See table below]

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





                                                       Increase (Decrease)
                                                       -------------------
                                                          Undistributed
                                                              Net            Accumulated
                                                           Investment          Realized
      Reserve Fund                          Capital          Income             Gain
      ------------                          -------          ------             ----
      Blue Chip Growth Fund                (112,615)         60,000           52,615
      Emerging Growth Fund                 (112,165)        112,165               --
      Informed Investors Growth Fund        (31,610)         31,610               --
      International Equity Fund             (68,848)         68,848               --
      Large-Cap Value Fund                   (7,402)          7,402               --
      Mid-Cap Growth Fund                   (57,359)         57,359               --

      These reclassifications had no effect on net investment income, net realized gain on investments, or net assets for the year ended May 31, 1997.

      FOREIGN CURRENCY TRANSLATION

      With respect to the Reserve International Equity Fund, assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Trust does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.


      FEDERAL INCOME TAXES

      It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains to its shareholders. Accordingly, no federal income tax provision is required.


      For federal income tax purposes, the following Funds indicated below had capital loss carryforwards at May 31, 1997, which are available to offset future realized capital gains, if any:



                                                Capital loss         Expiration
                                                carryforward            year
                                                ------------            ----
      Reserve Emerging Growth Fund                $161,015              2005
      Reserve International Equity Fund             71,968              2004
      Reserve International Equity Fund            178,347              2005

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997






2.    INVESTMENT ACTIVITY

      The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended May 31, 1997, were as follows:

                                            Aggregate         Aggregate
      Reserve Fund                          Purchases           Sales
      ------------                          ---------           -----
      Blue Chip Growth Fund                $ 5,425,272       $ 5,655,127
      Convertible Securities Fund           34,711,469        16,158,164
      Emerging Growth Fund                   2,264,488         1,743,151
      Informed Investors Growth Fund        11,386,974        11,725,713
      International Equity Fund             11,336,214         3,956,864
      Large-Cap Value Fund                   1,507,717           383,913
      Mid-Cap Growth Fund                    4,017,934         3,034,153

3.    INVESTMENT MANAGEMENT AGREEMENT

      Reserve Management Company, Inc. (RMCI), serves as the Funds' investment adviser and pays substantially all ordinary operating expenses of the Funds for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of each Fund except for the International Equity Fund for which it receives 1.75%. RMCI is currently waiving a portion of its comprehensive fee in the Reserve Convertible Securities Fund.

      For each Fund, RMCI has entered into an Investment Subadvisory Agreement (the "Subadvisory Agreement") with the Sub-Advisers. It is the responsibility of a Sub-Adviser to make the day-to-day investment decisions for the Funds and to place the purchase and sales orders for securities transactions, subject in all cases to the general supervision of RMCI. For services under each Subadvisory Agreement, RMCI pays a fee up to an annual rate equal to the percentages specified in the table below of the corresponding Funds' average net assets.

                                                                                       Sub-Adviser's
      Reserve Fund                               Portfolio Sub-Adviser                      Fee
      ------------                               ---------------------                 -------------
      Blue Chip Growth Fund                      Trainer, Wortham & Company, Inc.           0.75%
      Convertible Securities Fund                New Vernon Advisors, Inc.                  0.75%
      Emerging Growth Fund                       Roanoke Asset Management Corp.             0.75%
      Informed Investors Growth Fund             T. H. Fitzgerald & Company                 0.75%
      International Equity Fund                  Pinnacle Associates Limited                0.875%
      Large-Cap Value Fund                       Siphron Capital Management                 0.75%
      Mid-Cap Growth Fund                        Southern Capital Advisors                  0.75%


      Trainer, Wortham & Company, Inc. owns 24% of the outstanding shares of the Reserve Blue Chip Growth Fund at May 31, 1997.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997





      As of May 31, 1997, RMCI and affiliated persons owned 7%, 13%, 5%, 11%, 20%, and 25% of the Reserve Blue Chip Growth Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund, respectively. Taconic Petroleum Corp. owns 24% of Reserve Large-Cap Value Fund. Christopher E. Vroom owns 7% of the Reserve Small Cap Growth Fund (formerly Emerging Growth Fund).



4.    DISTRIBUTION ASSISTANCE

      Pursuant to a Distribution Plan under Rule 12b-1, the Funds will make payments to Resrv Partners, Inc. (RPI), the Funds' distributor of .25% per annum for Class A shares and 1.00% per annum for Class D shares of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. For the year ended May 31, 1997, the Funds paid distribution expenses to RPI as follows:

      Reserve Fund                         Class A       Class D
      ------------                         -------       -------
      Blue Chip Growth Fund                $13,038       $   723
      Convertible Securities Fund*             283            14
      Emerging Growth Fund                  15,631         2,868
      Informed Investors Growth Fund        13,889           161
      International Equity Fund             20,754           231
      Large-Cap Value Fund                   5,613           172
      Mid-Cap Growth Fund                    3,404        19,070

   * RMCI waived 12b-1 fees of $34,011 and $110, for Reserve Convertible Securities Fund Class A and Class D, respectively, for the period September 3, 1996 (commencement of operations) to May 31, 1997.


5.    CAPITAL SHARE TRANSACTIONS

      Transactions in capital stock of each Fund for the period ended May 31, 1997, were as follows:

    RESERVE BLUE CHIP GROWTH FUND                          CLASS A                            CLASS D
    -----------------------------               --------------------------------      ------------------------
                                                          Year Ended                       Year Ended
                                                          May 31, 1997                     May 31, 1997
                                                --------------------------------      ------------------------
                                                 Shares                Amount         Shares           Amount
                                                -------             -----------       ------          --------
         Sold                                    76,231             $ 1,119,812        3,957          $ 56,537
         Reinvested                               4,875                  67,171           84             1,152
         Redeemed                               (74,089)             (1,092,588)      (3,930)          (56,144)
                                                -------             -----------       ------          --------
         Net increase                             7,017             $    94,395          111          $  1,545
                                                =======             ===========       ======          ========

                       THE RESERVE PRIVATE EQUITY SERIES
                         NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997




RESERVE CONVERTIBLE SECURITIES FUND                    CLASS A                                 CLASS D
-----------------------------------          -------------------------------       -------------------------------
                                                   September 3, 1996                       September 3, 1996
                                             (commencement of operations) to       (commencement of operations) to
                                                     May 31, 1997                             May 31, 1997
                                             -------------------------------       --------------------------------
                                               Shares             Amount           Shares                   Amount
                                             ----------        -----------         ------                  --------
        Sold                                  2,026,485        $20,572,892          2,814                  $ 28,969
        Reinvested                               19,551            201,111             11                       113
        Redeemed                               (190,554)        (1,979,449)        (1,163)                  (12,163)
                                              ---------        -----------         ------                  --------
        Net increase                          1,855,482        $18,794,554          1,662                  $ 16,919
                                              =========        ===========         ======                  ========

RESERVE EMERGING GROWTH FUND                              CLASS A                             CLASS D
---------------------------------             -------------------------------       ----------------------------
                                                        Year Ended                            Year Ended
                                                       May 31, 1997                          May 31, 1997
                                              -------------------------------       ----------------------------
                                              Shares                 Amount         Shares              Amount
                                              -------             -----------       ------             ---------
        Sold                                  117,069             $ 1,999,906       10,982             $ 187,538
        Redeemed                              (84,292)             (1,389,829)      (9,047)             (150,817)
                                              -------             -----------       ------             ---------
        Net increase                           32,777             $   610,077        1,935             $  36,721
                                              =======             ===========       ======             =========


RESERVE INFORMED INVESTORS GROWTH FUND                                CLASS A                                      CLASS D
--------------------------------------                   --------------------------------                -----------------------
                                                                    Year Ended                                    Year Ended
                                                                   May 31, 1997                                  May 31, 1997
                                                         --------------------------------                -----------------------
                                                          Shares                 Amount                  Shares           Amount
                                                         --------              ----------                ------           ------
        Sold                                              116,034             $ 1,389,343                  911            $11,528
        Reinvested                                         37,456                 395,531                   --              --
        Redeemed                                         (121,475)             (1,425,528)                (814)            (9,644)
                                                         --------              ----------                 ----            -------
        Net increase                                       32,015             $   359,346                   97            $ 1,884
                                                         ========              ==========                 ====            =======


RESERVE INTERNATIONAL EQUITY FUND                    CLASS A                                       CLASS D
---------------------------------          ---------------------------                  ---------------------------
                                                    Year Ended                                  Year Ended
                                                   May 31, 1997                                May 31, 1997
                                           ---------------------------                  ---------------------------
                                            Shares            Amount                    Shares              Amount
                                           -------          ----------                  ------              -------
        Sold                               689,779          $8,029,446                  2,446               $27,617
        Redeemed                           (47,041)           (551,604)                  (562)               (6,687)
                                           -------          ----------                  -----               -------
        Net increase                       642,738          $7,477,842                  1,884               $20,930
                                           =======          ==========                  =====               =======

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE LARGE-CAP VALUE FUND                     CLASS A                               CLASS D
-----------------------------            -------------------------             ----------------------
                                                Year Ended                           Year Ended
                                               May 31, 1997                          May 31, 1997
                                         -------------------------             ----------------------
                                          Shares          Amount               Shares         Amount
                                         -------        ----------             ------        --------
Sold                                     108,518        $1,276,605              5,080        $ 68,502
Redeemed                                 (11,940)         (151,013)            (1,239)        (16,004)
                                         -------        ----------             ------        --------
Net increase                              96,578        $1,125,592              3,841        $ 52,498
                                         =======        ==========             ======        ========

RESERVE MID-CAP GROWTH FUND                   CLASS A                              CLASS D
---------------------------           -------------------------           ---------------------------
                                            Year Ended                            Year Ended
                                           May 31, 1997                          May 31, 1997
                                      -------------------------           ---------------------------
                                      Shares           Amount               Shares           Amount
                                      -------        ----------           --------        -----------
Sold                                  198,244        $2,390,365             58,332        $   727,999
Redeemed                              (44,223)         (530,105)          (114,850)        (1,398,508)
                                      -------        ----------           --------        -----------
Net increase                          154,021         1,860,260            (56,518)       $  (670,509)
                                      =======        ==========           ========        ===========


Transactions in capital stock of each Fund for the period ended May 31, 1996, were as follows:

RESERVE BLUE CHIP GROWTH FUND                  CLASS A                             CLASS D
-----------------------------          -------------------------             --------------------
                                                                              February 13, 1996
                                                                               (commencement
                                              Year Ended                      of operations) to
                                             May 31, 1996                        May 31, 1996
                                       -------------------------             --------------------
                                        Shares          Amount               Shares       Amount
                                       -------        ----------             ------       -------
Sold                                   203,145        $2,716,393              2,865       $40,705
Reinvested                              12,752           164,889                 --            --
Redeemed                               (37,574)         (517,167)                --            --
                                       -------        ----------              -----       -------
Net increase                           178,323        $2,364,115              2,865       $40,705
                                       =======        ==========              =====       =======


RESERVE EMERGING GROWTH FUND                           CLASS A                          CLASS D
----------------------------                  -------------------------           ---------------------
                                                                                    February 26, 1996
                                                                                     (commencement
                                                     Year Ended                     of operations) to
                                                    May 31, 1996                      May 31, 1996
                                              -------------------------           ---------------------
                                              Shares           Amount             Shares        Amount
                                              -------        ----------           ------       --------
Sold                                          251,367        $4,052,411           12,448       $229,569
Reinvested                                      5,916            93,770               --             --
Redeemed                                      (18,653)         (301,485)              --             --
                                              -------        ----------           ------       --------
Net increase                                  238,630        $3,844,696           12,448       $229,569
                                              =======        ==========           ======       ========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE INFORMED INVESTORS GROWTH FUND                          CLASS A                                CLASS D
--------------------------------------                 ---------------------------             ----------------------
                                                                                                  February 13, 1996
                                                                                                   (commencement
                                                                Year Ended                        of operations) to
                                                               May 31, 1996                         May 31, 1996
                                                       ---------------------------             ----------------------

                                                        Shares            Amount               Shares         Amount
                                                       --------        -----------             ------        --------
Sold                                                    458,428        $ 6,230,788              1,953        $ 24,151
Reinvested                                               56,312            790,060                 --              --
Redeemed                                               (639,631)        (8,479,206)              (909)        (11,076)
                                                       --------        -----------              -----        --------
Net increase                                           (124,891)       $(1,458,358)             1,044        $ 13,075
                                                       ========        ===========              =====        ========


RESERVE INTERNATIONAL EQUITY FUND                 CLASS A                            CLASS D
---------------------------------        --------------------------             ------------------
                                                July 13, 1995                    March 11, 1996
                                                (commencement                    (commencement
                                              of operations) to                 of operations) to
                                                May 31, 1996                      May 31, 1996
                                         --------------------------             ------------------
                                          Shares          Amount                Shares      Amount
                                         -------        ----------              ------      ------
Sold                                     329,964        $3,459,234                552       $6,000
Redeemed                                 (12,037)         (122,619)                --           --
                                         -------        ----------                ---       ------
Net increase                             317,927        $3,336,615                552       $6,000
                                         =======        ==========                ===       ======

RESERVE LARGE-CAP VALUE FUND                     CLASS A
----------------------------             ------------------------
                                              January 2, 1996
                                              (commencement
                                             of operations) to
                                                May 31, 1996
                                         -------------------------
                                         Shares           Amount
                                         -------        ----------
Sold                                     112,729        $1,165,180
Redeemed                                    (292)           (3,152)
                                         -------        ----------
Net increase                             112,437        $1,162,028
                                         =======        ==========

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE MID-CAP GROWTH FUND                    CLASS A                           CLASS D
---------------------------            -----------------------           -------------------------
                                           March 13, 1996
                                            (Commencement
                                          of operations) to                   Year Ended
                                            May 31, 1996                     May 31, 1996
                                       -----------------------           -------------------------
                                       Shares         Amount             Shares           Amount
                                       ------        --------            -------        ----------
Sold                                   11,491        $139,077            207,997        $2,206,682
Redeemed                                 (810)        (10,000)           (11,798)         (133,694)
                                       ------        --------            -------        ----------
Net increase                           10,681        $129,077            196,199        $2,072,988
                                       ======        ========            =======        ==========


6.    MANAGEMENT'S USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



7.   FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

RESERVE BLUE CHIP GROWTH FUND                                  CLASS A                                          CLASS D
-----------------------------               -------------------------------------------------     ---------------------------------
                                                                             October 28, 1994                     February 13, 1996
                                                                             (commencement of                     (commencement of
                                             Year Ended       Year Ended      operations) to       Year Ended      operations) to
                                            May 31, 1997     May 31, 1996      May 31, 1995       May 31, 1997      May 31, 1996
                                            ------------     ------------    ----------------     ------------    -----------------
NET ASSET VALUE, beginning of period           $ 14.91           $12.03           $10.00           $ 14.88              $13.49
                                               -------           ------           ------           -------              ------
Income from investment operations
  Net investment loss                            (0.17)            (.10)            (.03)            (0.46)               (.04)
  Net realized and unrealized gain                0.91             3.62             2.06              1.08                1.43
                                               -------           ------           ------           -------              ------
Total from investment operations                  0.74             3.52             2.03              0.62                1.39
Less distribution from net realized gain          (.19)            (.64)              --              (.19)                 --
                                               -------           ------           ------           -------              ------
NET ASSET VALUE, end of period                 $ 15.46           $14.91           $12.03           $ 15.31              $14.88
                                               =======           ======           ======           =======              ======

Total Return                                      5.12 %          30.10 %          20.30%(2)          4.32 %             10.30 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $ 5,428           $5,130           $1,993           $    46              $   43
Ratio of expenses to average net assets
  before waiver                                   1.75 %           1.75 %           1.75%(1)          2.50 %               2.50 %(1)
Ratio of expenses to average net assets,
  net of waiver                                   1.75 %           1.75 %           1.73%(1)          2.50 %               2.50 %(1)
Ratio of net investment loss to
  average net assets, before waiver              (1.13)%          (0.94)%          (0.72)%(1)        (1.90)%              (1.70)%(1)
Ratio of net investment loss to average
  net assets, net of waiver                      (1.13)%          (0.94)%          (0.70)%(1)        (1.90)%              (1.70)%(1)
Portfolio turnover rate                            109 %             72 %             68 %             109 %                 72 %
Average commission per share on
  portfolio transactions                       $0.0419           $ 0.06              N/A           $0.0419              $ 0.06


RESERVE CONVERTIBLE SECURITIES FUND                              CLASS A                 CLASS D
-----------------------------------                         -----------------       -----------------
                                                            September 3, 1996       September 3, 1996
                                                            (commencement of        (commencement of
                                                             operations) to          operations) to
                                                              May 31, 1997            May 31, 1997
                                                            -----------------       -----------------
NET ASSET VALUE, beginning of period                             $ 10.00                $ 10.00
                                                                 -------                -------
Income from investment operations
  Net investment income                                             0.34                   0.33
  Net realized and unrealized gain (loss)                           0.99                   0.98
                                                                 -------                -------
Total from investment operations                                    1.33                   1.31
Less distribution from net investment
  income and realized gain                                          (.25)                  (.25)
                                                                 -------                -------
NET ASSET VALUE, end of period                                   $ 11.08                $ 11.06
                                                                 =======                =======

Total Return                                                       13.53 %(2)             13.33 %(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period                           $20,553               $     18
Ratio of expenses to average net assets before waiver               2.36 %(1)              3.37 %(1)
Ratio of expenses to average net assets, net of waiver              0.52 %(1)              0.83 %(1)
Ratio of net investment income to average
  net assets, before waiver                                         3.67 %(1)              2.57 %(1)
Ratio of net investment income to average net assets,
  net of waiver                                                     5.52 %(1)              5.12 %(1)
Portfolio turnover rate                                              113 %                  113 %
Average commission per share on
  portfolio transactions                                         $0.0564               $ 0.0564

----------------------------
(1)  Annualized
(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997

RESERVE EMERGING GROWTH FUND                                   CLASS A                                         CLASS D
----------------------------                  -----------------------------------------------    ---------------------------------
                                                                            November 14, 1994                    February 26, 1996
                                                                            (commencement of                     (commencement of
                                               Year Ended     Year Ended     operations) to       Year Ended      operations) to
                                              May 31, 1997   May 31, 1996     May 31, 1995       May 31, 1997      May 31, 1996
                                              ------------   ------------   -----------------    ------------    -----------------

NET ASSET VALUE, beginning of period            $ 19.56        $12.21            $10.00            $ 19.52            $16.88
                                                -------        ------            ------            -------            ------
Income from investment operations
  Net investment loss                             (0.28)         (.17)             (.09)             (0.49)             (.04)
  Net realized and unrealized gain (loss)         (3.76)         8.05              2.30              (3.67)             2.68
                                                -------        ------            ------            -------            ------
Total from investment operations                  (4.04)         7.88              2.21              (4.16)             2.64
Less distribution from net realized gain             --          (.53)               --                 --                --
                                                -------        ------            ------            -------            ------
NET ASSET VALUE, end of period                  $ 15.52        $19.56            $12.21            $ 15.36            $19.52
                                                =======        ======            ======            =======            ======

Total Return                                     (20.65)%       65.55 %           22.10 %(2)        (21.31)%           15.64%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period          $ 5,789        $6,657            $1,241            $   221            $  243
Ratio of expenses to average net assets            1.75 %        1.75 %            1.75 %(1)          2.50 %             2.50%(1)
Ratio of net investment loss to
  average net assets                              (1.69)%       (1.70)%           (1.62)%(1)         (2.45)%          (2.48)%(1)

Portfolio turnover rate                              28 %          38 %              43 %               28 %               38%
Average commission per share on
  portfolio transactions                        $0.0048        $ 0.01               N/A            $0.0048            $ 0.01

RESERVE INFORMED INVESTORS GROWTH FUND                        CLASS A                                          CLASS D
--------------------------------------       ------------------------------------------------       --------------------------------
                                                                            December 28, 1994                         March 22, 1996
                                                                            (commencement of                        (commencement of
                                              Year Ended    Year Ended       operations) to           Year Ended     operations) to
                                             May 31, 1997  May 31, 1996       May 31, 1995           May 31, 1997     May 31, 1996
                                             ------------  ------------     -----------------        ------------    ---------------
NET ASSET VALUE, beginning of period           $ 14.36         $11.99            $10.00                $ 14.33         $12.29
                                               -------         ------            ------                -------         ------
Income from investment operations
       Net investment loss                       (0.07)         (0.33)             (.07)                 (0.18)          (.06)
       Net realized and unrealized gain          (1.66)          3.87              2.06                  (1.64)          2.10
                                               -------         ------            ------                -------         ------
Total from investment operations                 (1.73)          3.54              1.99                  (1.82)          2.04
Less distribution from net realized gain         (1.15)         (1.17)               --                  (1.15)            --
                                               -------         ------            ------                -------         ------
NET ASSET VALUE, end of period                 $ 11.48         $14.36            $11.99                $ 11.36         $14.33
                                               =======         ======            ======                =======         ======

Total Return                                    (11.35)%        29.75 %           19.90 %(2)            (12.04)%        16.60 %(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period         $ 5,477         $6,393            $6,837                $    13         $   15
Ratio of expenses to average net assets           1.75 %         1.75 %            1.75 %(1)              2.50 %         2.50 %(1)
Ratio of net investment loss to
  average net assets                             (0.57)%        (1.57)%           (1.62)%(1)             (1.26)%        (2.32)%(1)

Portfolio turnover rate                            255 %          132 %              59 %                  255 %          132 %
Average commission per share on
  portfolio transactions                       $0.0612         $ 0.05               N/A                $0.0612         $ 0.05


----------------------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997



RESERVE INTERNATIONAL EQUITY FUND                             CLASS A                                      CLASS D
---------------------------------              --------------------------------------       --------------------------------------
                                                                      July 13, 1995                               March 11, 1996
                                                                    (commencement of                             (commencement of
                                                Year Ended           operations) to          Year Ended           operations) to
                                               May 31, 1997           May 31, 1996          May 31, 1997           May 31, 1996
                                               --------------------------------------       --------------------------------------
NET ASSET VALUE, beginning of period           $      11.26         $      10.00            $      11.25         $      10.79
                                               ------------         ------------            ------------         ------------
Income from investment operations
  Net investment loss                                 (0.07)                (.05)                  (0.15)                (.01)
  Net realized and unrealized gain                     1.40                 1.31                    1.39                  .47
                                               ------------         ------------            ------------         ------------
Total from investment operations                       1.33                 1.26                    1.24                  .46
                                               ------------         ------------            ------------         ------------
NET ASSET VALUE, end of period                 $      12.59         $      11.26            $      12.49         $      11.25
                                               ============         ============            ============         ============

Total Return                                          11.81%               12.60%(2)               11.02%                4.26%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period         $     12,099         $      3,578            $         30         $          6
Ratio of expenses to average net assets
  before waiver                                        2.00%                2.00%(1)                2.75%                2.75%(1)
Ratio of expenses to average net assets,
  net of waiver                                        2.00%                1.99%(1)                2.75%                2.75%(1)
Ratio of net investment loss to average
  net assets before waiver                             0.82%               (0.92)%(1)               1.63%               (0.70)%(1)
Ratio of net investment loss to average
  net assets net of waiver                             0.82%               (0.91)%(1)               1.63%               (0.70)%(1)
Portfolio turnover rate                                  52%                  70%                     52%                  70%
Average commission per share on
  portfolio transactions                       $     0.0273         $       0.02            $     0.0273         $       0.02


RESERVE LARGE-CAP VALUE FUND                                CLASS A                          CLASS D
----------------------------                  ------------------------------------       ----------------
                                                                   January 2, 1996
                                                                  (commencement of
                                               Year Ended          operations) to           Year Ended
                                              May 31, 1997          May 31, 1996           May 31, 1997
                                              ------------------------------------       ----------------
NET ASSET VALUE, beginning of period          $     10.95         $     10.00            $     10.95
                                              -----------         -----------            ===========
Income from investment operations
  Net investment loss                               (0.03)              (0.01)                 (0.05)
  Net realized and unrealized gain                   3.69                0.96                   3.61
                                              -----------         -----------            -----------
Total from investment operations                     3.66                0.95                   3.56
                                              -----------         -----------            -----------
NET ASSET VALUE, end of period                $     14.61         $     10.95            $     14.51
                                              ===========         ===========            ===========

Total Return                                        33.42%               9.50%(2)              32.51%(2)

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     3,054         $     1,231            $        56
Ratio of expenses to average net assets              1.75%               1.75%(1)               2.50%
Ratio of net investment loss to average
  net assets                                        (0.32)%             (0.32)%(1)             (1.07)%

Portfolio turnover rate                                18%                  0 %                   18%
Average commission per share on
  portfolio transactions                      $    0.0684         $      0.08            $    0.0684

----------------------------
(1)  Annualized

(2)  Total return is not annualized, and does not reflect impact of sales load.

                        THE RESERVE PRIVATE EQUITY SERIES
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  MAY 31, 1997


RESERVE MID-CAP GROWTH FUND                                  CLASS A                                  CLASS D
---------------------------                   ------------------------------------       ----------------------------------
                                                                   March 13, 1996
                                                                  (commencement of
                                               Year Ended          operations) to         Year Ended          Year Ended
                                              May 31, 1997          May 31, 1996         May 31, 1997        May 31, 1996
                                              ------------------------------------       ----------------------------------
NET ASSET VALUE, beginning of period          $     12.29         $     10.94            $     12.27         $     10.00
                                              -----------         -----------            -----------         -----------
Income from investment operations
  Net investment loss                               (0.11)               (.01)                 (0.28)              (0.17)
  Net realized and unrealized gain                   1.02                1.36                   1.10                2.44
                                              -----------         -----------            -----------         -----------
Total from investment operations                     0.91                1.35                   0.82                2.27
                                              -----------         -----------            -----------         -----------
NET ASSET VALUE, end of period                $     13.20         $     12.29            $     13.09         $     12.27
                                              ===========         ===========            ===========         ===========

Total Return                                         7.40%              12.34%(2)               6.68%              22.70%

RATIOS/SUPPLEMENTAL DATA

Net assets in thousands, end of period        $     2,174         $       131            $     1,828         $     2,408
Ratio of expenses to average net assets              1.75%               1.74%(1)               2.50%               2.49%
Ratio of net investment loss to average
  net assets                                        (1.31)%             (0.97)%(1)             (2.08)%             (2.00)%

Portfolio turnover rate                               102%                 85%                   102%                 85%
Average commission per share on
  portfolio transactions                      $    0.0545         $      0.04            $    0.0545         $      0.04


----------------------------

    (1)  Annualized

    (2) Total return is not annualized, and does not reflect impact of sales load.

                                     Part C

Item 24. Financial Statements and Exhibits
      (a)   Financial Statements Included in Part A:

            (1)   Financial Highlights

            Financial Statements Included in Part B:

            (1)   Report of Independent Accountants

            (2)   Notes to Financial Statements


            (3)   Statements of Net Assets of May 31, 1997



            (4)   Statements of Operations for year ended May 31, 1997



            (5) Statements of Changes in Net Assets for the years ended May 31, 1996 and 1997



            (6)   Schedule of Portfolio Investments at May 31, 1997




      (b)   Exhibits

            (1) Amended Declaration of Trust was filed as an Exhibit to Registrant's Pre-effective Amendment No. 1 filed September 3, 1993 and is herewith incorporated by reference.

            (2) Amended Bylaws of the Registrant were filed as an Exhibit to Registrant's Pre-effective Amendment No. 1 filed September 3, 1993 and is herewith incorporated by reference.

            (3)   Not Applicable.

            (4)   Not Applicable.

            (5) (a) Form of Investment Management Agreement between the Registrant and Reserve Management Company, Inc. was filed as an Exhibit to the Registrant's Registration Statement filed May 25, 1993 and is herewith incorporated by reference. (b) Form of Sub-Investment Management Agreements between the Registrant, Reserve Management Company, Inc. and Sub-Adviser, is herewith incorporated by reference.

            (6) (a) Form of Distribution Agreement between the Registrant and Resrv Partners, Inc. was filed as an Exhibit to the Registrant's Registration Statement filed May 25, 1993 and is herewith incorporated by reference. (b)Form of Dealer Agreement. was filed as an Exhibit to the Registrant's Registration Statement filed May 25, 1993 and is herewith incorporated by reference.

            (7) Pension Plan of Reserve Management corporation was filed as an exhibit to Post-Effective Amendment No. 32 of The Reserve Fund, File No. 2-36429; amendments to Pension Plan filed as an exhibit to Post-Effective No. 45 of The Reserve Fund (File
                  No. 2-36429) dated July 31, 1989 and is herewith incorporated by reference.

            (8) Form of Custodian Agreement between Registrant and Custodial Trust Company was filed as an Exhibit to Pre-effective Amendment No.1 filed September 3, 1993 and is herewith incorporated by reference.

            (9)   Not Applicable.

           (10)   Opinion of counsel.*

           (11)   Consent of Independent Accountants*

           (12)   Not Applicable.

           (13) Form of Subscription Agreement was filed as an Exhibit to the Registrant's Registration Statement filed May 25, 1993 and is herewith incorporated by reference.

*Filed herewith
**To be filed by amendment

            (14)  Not Applicable.

            (15) Form of Service Plan was filed as an Exhibit to the Registrant's Registration Statement filed May 25, 1993 and is herewith incorporated by reference.

            (16) Schedule for computation of each performance quotation provided in Registration Statement.

            (17)  Powers of Attorney*


            (18)  Rule 18f-3 Plan*


*Filed herewith
**To be filed by amendment

Item 25.  Persons Controlled by or Under Common Control with Registrant


          Not applicable


Item 26.  Number of Holders of Securities


          As of August 30, 1997 recordholders of the Registrant were as follows:



                Blue Chip.............................  1,161
                Small-Cap (Emerging Growth)...........  1,473
                Informed Investors....................  1,148
                Mid-Cap...............................  1,237
                Int'l Equity..........................  1,135
                Large-Cap.............................  1,139
                Convertible...........................  1,030



Item 27.  Indemnification

          Reference is made to Section 10.02 of the Registrant's Declaration of Trust. No indemnification shall be provided hereunder to a Covered person:

          Section 10.02 provides that

                    (i) who shall have been adjudicated by a court or other body including, without limitation, arbitration panels or self-regulatory organizations before which the proceeding was broght (A) to be liable to the trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the trust; or

                    (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

               (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

               (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

          Each Trustee, officer, employee or agent of the registrant, and any person who has served at it request as Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the State of Delaware, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officer and controlling persons of the Registrant pursuant to the Declaration to Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange commission such indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate public policy as express in the Act and will governed the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser


                          Position with
     Name                   the Adviser                                          Other Business
----------------         -----------------                          -----------------------------------------
Henry B.R. Brown         President, Treasurer and                   President, Treasurer and Director of Reserve
                         Director                                   Management Corporation of the same address as
                                                                    the Trust; Director and Treasurer of Transfer
                                                                    Agent Inc., 14 Locust Place, Manhasset, NY
                                                                    11030

Bruce R. Bent            Vice President, Secretary and              Vice President, Secretary and Director of
                         Director                                   Director Reserve Management Corporation
                                                                    and Director of Resrv Partners, Inc. both of
                                                                    the same address as the Trust.

Michelle L. Neufeld      Counsel                                    Counsel of Reserve Management Corporation and
                                                                    Counsel  and Secretary of Resrv Partners,
                                                                    Inc. both of the same address as the Trust.


Item 29.   Principal Underwriters

           (a) Resrv Partners, Inc., the principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund, Reserve Institutional Trust, Reserve Tax-Exempt Trust, and Reserve New York Tax-Exempt Trust.


Name and Principal                    Positions and Offices                       Position and Offices
 Business Address                   With Resrv Partners, Inc.                        With Registrant
 ----------------                   -------------------------                        ---------------

Bruce R. Bent                       Chairman and Director                         President, Treasurer & Trustee

Michelle L. Neufeld                   Counsel & Secretary                           Counsel & Secretary


Item 30.   Location of Accounts and Records


           All records required to maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 810 Seventh Avenue, New York NY 10019 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodians and certain records regarding portfolio transactions which are maintained at the offices of the Sub-Advisers: T.H. Fitzgerald & Co., Research Center, 305 Center Rd., Easton, CT 00612; Trainer, Wortham & Company, Inc., 845 Third Avenue, New York, NY 10022; Roanoke Asset Management, 529 Fifth Avenue, New York, NY 10017. Southern Capital Advisors, 50 Front Street, Morgan Keegan Tower, Memphis, TN 38103. Pinnacle Associates Ltd., 666 Fifth Avenue, 14th Floor, New York, NY 10103; Siphron Capital Management, 280 S. Beverly Drive, Beverly Hills, CA 90212; and New Vernon Advisers, Inc., 310 South Street, P.O. Box 1913, Morristown, NJ 07962.


Item 31.   Management Services

           See "Investment Management and Other Agreements" in Part B.

Item 32.   Undertakings

           Registrant makes the following undertakings:


           Not Applicable

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York, on the 30th day of September, 1997.


                                                     /s/  Bruce R. Bent
                                                    ------------------------
                                                    Bruce R. Bent, President

Attest:


           /s/  Michelle L. Neufeld
     ------------------------------------
         Michelle L. Neufeld, Secretary



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to its Registration Statement has been below signed by the following persons in the capacities and on the dates indicated.



          /s/  Bruce R. Bent                      Date    9/30/97
------------------------------------------            ----------------
Bruce R. Bent, President, Treasurer
and Board Member (principal executive,
operating and financial officer)


*        /s/                                      Date
------------------------------------------            ----------------
         Edwin Ehlert Jr., Board Member

*        /s/                                      Date
------------------------------------------            ----------------
         Henri W. Emmet, Board Member

*        /s/                                      Date
------------------------------------------            ----------------
         Donald J. Harrington, Board Member





           /s/    Michelle L. Neufeld             Date    9/30/97
------------------------------------------            ----------------
         Michelle L. Neufeld, *Attorney-in-Fact
         Counsel and Secretary

                                INDEX TO EXHIBITS




                                                                                                 Sequentially
                                                                                                 Numbered

   Exhibit No.             Description
   -----------             -----------

       1.                  Declaration of Trust of Registrant.**

       2.                  Bylaws of Registrant.**

       3.                  Not Applicable.

       4.                  Not Applicable.

       5.                  (a) Form of Investment Management Agreement between the
                           Registrant and Reserve Management Company Inc. **

                           (b) Form of Sub-Investment Management Agreement between
                           Registrant, Reserve Management Company, Inc. and Various Sub-Advisors.**


       6.                  (a) Form of Distribution Agreement between the Registrant
                           and Resrv Partners, Inc. **

                           (b) Form of Selected Dealer Agreement. **

       7. Pension Plan of Reserve Management Corp. filed as an exhibit to Post-Effective Amendment No., 32 of The Reserve Fund (File No. 2-36429);
                           amendments thereto filed as an exhibit to Post-Effective Amendment No. 45 and all are incorporated by reference.

       8.                  Form of Custodian Agreements between Registrant and
                           Custodial Trust Company.**

       9.                  Not Applicable.

      10.                  Opinion of Counsel.

      11.                  Consent of Independent Accountants

      12.                  Not Applicable

      13. Form of Subscription Agreement between the Registrant and Reserve Management Company, Inc. **

      14.                  Not Applicable

      15.                  Form of Service Plan **

      16. Schedule for computation of each performance quotation provided in Registration Statement.*

      17.                  Powers of Attorney

      18.                  Rule 18f-3 Plan



* To be filed by amendment
**Previously filed